UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
Laudus Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Jeffrey Mortimer
Laudus Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: September 30, 2009

Item 1: Report(s) to Shareholders.

Semiannual Report September 30, 2009

COMMAND PERFORMANCETM

Laudus Mondrian Fundstm
Laudus Mondrian International Equity Fund
Laudus Mondrian Global Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
Mondrian Investment Partners Limited

Laudus Mondrian Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Report Period

Laudus Mondrian International Equity Fund

Investor Shares (Ticker Symbol: LIEQX)	40.15%*
Select Shares® (Ticker Symbol: LIEFX)	40.07%
Institutional Shares (Ticker Symbol: LIEIX)	40.26%
Benchmark: MSCI EAFE® Index (Net)	49.85%

Performance Details	pages 4-6

Laudus Mondrian Global Equity Fund

Investor Shares (Ticker Symbol: LGEQX)	39.26%
Select Shares® (Ticker Symbol: LGESX)	39.61%
Institutional Shares (Ticker Symbol: LGEVX)	39.61%
Benchmark: MSCI World® Index (Net)	41.81%

Performance Details	pages 7-9

Laudus Mondrian Emerging Markets Fund

Investor Shares (Ticker Symbol: LEMIX)	55.91%
Select Shares® (Ticker Symbol: LEMSX)	55.81%
Institutional Shares (Ticker Symbol: LEMNX)	56.10%
Benchmark: MSCI Emerging Markets Index (Net)	62.90%

Performance Details	pages 10-12

Laudus Mondrian International Fixed Income Fund (Ticker Symbol: LIFNX)	14.94%**

Benchmark: Citigroup non-U.S. Dollar World Government Bond Index	13.17%

Performance Details	pages 13-15

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Redemption fees charged on shares sold or exchanged 30 days or less after purchasing them may affect share level returns.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

Bond funds are subject to increased risk of loss of principal during periods of volatile interest rates.

Please see prospectus for further detail and investor eligibility requirements.

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also taking into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.

**	On July 27, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.

Laudus Mondrian Funds 1

From the President

Jeffrey Mortimer is President, CEO, and CIO of Laudus Funds and SVP of Charles Schwab Investment Management, Inc. He joined the firm in 1997 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past six months, the prices of many equity and fixed income securities rebounded as investor confidence in financial markets and the economy returned. Before this rally, prices had been driven down significantly, reflected in the particularly bearish period that extended from late 2008 to early 2009, brought on by the credit crisis and economic recession. Since March of 2009, however, improvements in the financial markets and diminished concern over the depth and duration of the economic recession have encouraged a broad market recovery. The Russell 1000 Index returned 35.22%, while the Russell 2500 Index returned 44.40%. Internationally, the MSCI EAFE Index (Net) returned 49.85%, while the recovery in emerging markets was even stronger, as evidenced by the MSCI Emerging Markets Index (Net), which returned 62.90%. International fixed income was also strong, with the Citigroup non-U.S. Dollar World Government Bond Index gaining 13.17%.

Within the Laudus Mondrian fund family, returns in the funds followed the lift in equity and fixed income prices. The Laudus Mondrian International Equity Fund returned 40%, while the Laudus Mondrian Global Equity Fund returned 39%. The Laudus Mondrian Emerging Markets Fund was up 55%. On the fixed income side, the Laudus Mondrian International Fixed Income Fund was up 15%. While absolute returns were encouraging, the equity funds underperformed relative to their benchmarks; the deep value style of Mondrian has historically lagged in bull markets. For an explanation of fund performance, please see the portfolio managers’ commentary in the following pages of this report.

The Laudus Mondrian Funds are sub-advised by Mondrian Investment Partners Limited, a London-based institutional investment manager. Founded in 1990, Mondrian is renowned for its international expertise and its adherence to a consistent value-oriented investment philosophy. Mondrian manages more than $50 billion in assets for some of the world’s largest companies and public retirement plans.

In closing, I would remind you that should you have any questions about the funds we are available to answer them at 1-800-447-3332.

Thank you for investing with us.

Sincerely,

2 Laudus Mondrian Funds

The Investment Environment

The past six months produced strongly positive returns in global capital markets, as nearly all major equity indexes gained more than 40%. Generally, international equity markets fared better than those in the U.S., while fixed income underperformed both. Commodity indexes gained value, but also underperformed the equity indexes. Globally, the gains were highly synchronized, exhibiting a pattern typical during the initial periods of global economic recovery.

In the U.S., large-cap stocks gained about 35% for the period, but with a wide spread between growth- and value-style equities, as value outperformed growth by about 5%. U.S. small-caps outperformed U.S. large-caps, gaining just under 44%. U.S. small-cap value stocks also outperformed growth. Internationally, the results were similar but stronger. International large-cap stocks returned over 50%, underperforming international small-cap stocks, which were up more than 60%. Emerging markets also gained more than 60%. As occurred in the U.S., international value stocks outperformed their growth counterparts, but the difference was greater, with value leading by more than 10%.

What caused these strong returns, especially during a relatively short period of time of six months? In essence, the credit crisis that began in the summer of 2007 decimated equity and commodity indexes throughout 2008 and into early 2009. But by the beginning of the report period, equity markets had fallen so far that investors were beginning to look for investment opportunities that the low prices presented. April and May of 2009 provided the strongest returns, as fears of a global depression began to give way to hopes for an economic recovery. While the timing and influence of the impacts of economic stimulus packages remained a topic of debate, most commentators agreed that initiatives like “Cash for Clunkers” in the U.S. and significant support for the banking system in Europe helped stabilize the global economy. Additionally, the debt levels of many non-U.S. economies were below those in the U.S., making a global recovery easier to sustain.

Problems remain, of course, and among them was a continuous rise in the U.S. unemployment rate, to 9.8% by the end of September. Cutbacks by U.S. consumers also continued early in the period, as even employed Americans feared losing their jobs. Roughly 65% of the U.S. economy, and a sizable influence around the globe, U.S. personal consumption has fallen to levels last seen in 2005. And the equity markets took note of this pullback, responding positively when it appeared that the consumption levels had stopped falling. Another notable factor was the increase in prices for industrial metals, such as nickel and copper, which as a group were up 47% during the period, indicating that commodity markets expected greater demand for these basic materials across the global economy.

From a global sector perspective, cyclical stocks led the more defensive groups during the period. Financial stocks were up more than 75% on average during the period, as investors looked for bargains in this beaten-down area. Materials stocks, up nearly 55%, and Industrials stocks, up about 50%, also did particularly well. Along with Financials and Consumer Discretionary stocks, up about 46%, the Materials and Industrials Sectors are widely considered to be more cyclical in nature, meaning the stocks in these groups tend to be more sensitive to the levels of global economic activity. Defensive groups such as Health Care (up 24%), Telecomm Service and Utilities (both up about 28%) performed well by any absolute measure but underperformed their more cyclical counterparts. Interestingly, the Energy Sector, one of the leaders during the strong equity markets leading up the global downturn, performed more in line with the defensive groups, gaining about 34%. Energy prices across the global commodity markets were up about 19% during the period, helping to support the stocks in the sector.

Among major developed economies, the best performers such as Spain and Australia gained more than 70% during the period. Many of the major European markets, such as the United Kingdom, Germany and France, were up around 50%. Japan and the U.S. were the relative laggards among major economies, both gaining more than 30%. The best equity markets for the period were generally emerging, with Brazil and Russia both returning more than 70% and some countries with smaller economies like Turkey and Indonesia gaining over 100%. China, up about 45%, was a relative underperformer among emerging markets countries.

The U.S. dollar lost more than 10% versus a basket of major currencies during the period, which enhanced the investment gains in non-U.S. markets for dollar-based investors. The dollar’s drop also impacted commodity prices, and most commodity indexes were up more than 20% for the six-month period. Crude oil gained about 25% for the period. Metals and agricultural prices also increased, partially in response to expectations of growing demand around the globe as the economic recovery takes hold.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Laudus Mondrian Funds 3

Laudus Mondrian International Equity Fund

The Laudus Mondrian International Equity Fund Investor Shares returned 40.15% for the period, underperforming the benchmark MSCI EAFE Index (Net), which returned 49.85%. After an inauspicious start to the year, equity markets rebounded strongly in this period, supported by signs of stabilization in some economic indicators and a number of important economies—including Japan, Germany and France—were reported to have emerged from recession, despite a drag from inventories. The MSCI EAFE index registered its biggest six month gain in over 20 years.

In developed Europe, Greece had the best performing equity market, up over 80% during the time period. The Greek equity market is heavily weighted towards financial stocks, which performed strongly. The U.K. equity market rose 50%. Many U.K. economic indicators improved, but Standard & Poor’s downgraded the outlook on the U.K.’s AAA sovereign debt rating, underlining the heavy toll exacted by the crisis on the country’s public finances. Also, the Bank of England surprised market observers by expanding its quantitative easing program. Ireland had the worst performing equity market in the EAFE index, up 27%. During the time period, the Irish government implemented a range of fiscal austerity measures, including income tax hikes. In the Asia-Pacific region, an improvement in the external environment, and in particular a stronger growth trajectory in China, helped the equity markets in Singapore and Hong Kong to surge higher, up 74% and 55% respectively. Australia had the best performing equity market, up 71% as economic growth accelerated unexpectedly. The New Zealand equity market also performed strongly, rising about 55%. This performance was supported by currency strength, prompting some prominent exporters to call for exchange rate intervention. Japan had by far the worst performing major equity market in the index, up only 31%. Equity capital raisings and uncertainty surrounding the policies of the new Democratic Party of Japan (DPJ) administration contributed to lower returns.

As financial market stresses continued to abate, financial stocks generated the highest return, up about 80%. The banking sector has risen about 150% since the EAFE index troughed earlier this year, significantly outpacing the broader benchmark. While this is largely justified by the improvement in the economic outlook and increased confidence in the industry, there remains substantial uncertainty over future growth and profitability as the private sector looks to pay down debt and regulation becomes more onerous. The industrial sector gained 52%, as stronger economic data and the prospect of higher utilization rates raised the outlook for business investment. Strong financial results from telecom operators in the second quarter, followed by the announcement of a joint venture between France Télécom and Deutsche Telekom in the U.K., helped to lift the telecommunication services sector about 34%. The consumer discretionary sector increased about 45%, despite a weaker performance from the automobiles and components sub-sector. Investors fretted about the sensitivity of new car sales to the withdrawal of government-financed buyer incentives. The energy sector generated one of the weakest returns, up about 33%. Despite stronger economic news-flow, the price of crude oil failed to rally, partly reflecting concerns surrounding inventory levels.

Despite strong absolute returns, the fund lagged the index over the six month period. The traditionally more defensive holdings in the consumer staples sector such as, Carrefour, Seven & i Holdings and Kao Corporation suffered, mainly due to weaker consumer demand in their respective markets. Stock selection in Japan, Hong Kong, The Netherlands and France held back returns. This was partly explained by sector allocation, in particular the overweight position in the telecommunication services sector and the underweight position in the financial sector. Despite the fund’s underweight exposure to the financials sector, stock selection within the financials exposure was a significantly positive contributor to returns. In particular, the financial holdings of Aviva (up about 130%), National Australia Bank (up about 100%), and Banco Santander (up about 140%) all performed strongly during the time period.

As of 9/30/09:
 Fund Characteristics

Number of Companies[1]	38
Weighted Average Market

Cap ($ x 1,000,000)	$62,325
Price/Earnings Ratio

(P/E)	13.96

Price/Book Ratio (P/B)	1.63
Portfolio Turnover

(One year trailing)	12%

 Fund Overview

	Investor Shares	Select Shares	Institutional Shares

Initial Investment	$100	$50,000	$500,000
Inception Date	6/16/2008	6/16/2008	6/16/2008
Total Net Assets ($ x 1,000)	$446	$402	$70,327
Ticker Symbol	LIEQX	LIEFX	LIEIX
Cusip	51855Q614	51855Q564	51855Q580
NAV	$7.60	$7.62	$7.63

Manager views and portfolio holdings may have changed since the report date.

[1]	Short-term investments are not included.

4

 Laudus Mondrian International Equity Fund

Performance Summary as of 9/30/09

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

June 16, 2008 – September 30, 2009
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

June 16, 2008 – September 30, 2009
Performance of a Hypothetical
$50,000 Investment in Select Shares1

June 16, 2008 – September 30, 2009
Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1

Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (6/16/08)	40.15%**	-7.32%	-18.59%
Select Shares (6/16/08)	40.07%	-7.12%	-18.46%
Institutional Shares (6/16/08)	40.26%	-7.08%	-18.35%
Benchmark: MSCI EAFE Index®(Net)*	49.85%	3.23%	-16.40%

Fund Expense Ratios2: Investor Shares: Net 1.40%; Gross 2.78% / Select Shares: Net 1.12%; Gross 3.10% /
             Institutional Shares: Net 1.05%; Gross 2.11%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 21 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.

**	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also taking into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the Fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/11. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the financial highlights section of the financial statements.

 5

 Laudus Mondrian International Equity Fund

Performance Summary   as of 9/30/09 continued

 Country Weightings % of Investments1

Japan	20.3%

United Kingdom	19.9%

France	15.6%

Australia	9.3%

Spain	8.4%

Singapore	6.6%

Germany	4.8%

Switzerland	4.6%

Taiwan	2.6%

Other Countries	7.9%

Total	100.0%

 Sector Weightings % of Investments1

Financials	19.7%

Telecommunication Services	17.5%

Consumer Staples	16.2%

Energy	11.7%

Health Care	11.4%

Utilities	8.0%

Information Technology	6.9%

Consumer Discretionary	4.4%

Industrials	3.2%

Materials	1.0%

Total	100.0%

 Top Equity Holdings % of Net Assets1

Unilever plc	4.7%

CANON, Inc.	4.1%

GlaxoSmithkline plc	4.0%

Royal Dutch Shell plc, Class A	4.0%

Novartis AG - Reg’d.	3.9%

Total S.A.	3.8%

BP plc	3.7%

Kao Corp.	3.5%

Telefonica S.A.	3.4%

RWE AG	3.4%

Total	38.5%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	This list is not a recommendation of any security by the investment adviser.

6

Laudus Mondrian Global Equity Fund

The Laudus Mondrian Global Equity Fund Investor Shares returned 39.26% for the six month period ending September 30, 2009, underperforming the MSCI World (Net) benchmark, which returned 41.81%. Index returns were very positive across all developed markets with a number showing 70%-plus increases and one, Greece, up over 80%. The smallest gain, in Ireland, was still a robust 27.0%. In terms of sectors, only one group, financials, showed 70%-plus growth. The fund underperformed as a result of allocation to more defensive sectors, which was partially offset by positive stock selection.

All markets were significantly stronger over the period. The fund benefited from overweight exposure to markets such as Spain, Singapore and Australia, all of which showed 70%-plus moves over the period. Also positive, were the allocations to some of the above-average performing larger European markets, such as, the United Kingdom, France and Italy. Further, a below-benchmark allocation to the weaker U.S. market helped returns. However, these benefits were more than offset by a number of adverse influences. First, an underweight position in the strong Canadian market held back returns, as did the absence of an allocation to the strong, financials-dominated smaller European markets, such as Austria and Greece. Secondly, on a country basis, security selection was negative overall. For instance, with poor results and a rights issue in the period, Reed Elsevier N.V. showed only a 10.7% rise, when the Dutch market was up by six times that. Meanwhile, in the U.S., Chevron Corp. recorded a 6.7% rise, compared with 33.5% for the U.S. market overall.

On a sector basis, investment sentiment favored pro-cyclical sectors. For instance, after a weak start to the year, financial stocks were strongest in the second and third quarters overall, gaining more than 70%. With a below-benchmark allocation to the sector, this held back performance, although stock selection for this sector was positive. For instance, Bank of America Corp. rose by 148.4%. Further, strongly above-benchmark returns were also recorded by the materials, industrials and consumer discretionary sectors, also areas the portfolio was underweight in, so acting as a drag on performance. With its long-term dividend-discount methodology, Mondrian seeks to avoid being influenced by what can prove to be short-term influences on stock returns. This valuation process led us to find better valuations among defensive stocks. This resulted in overweight allocations to the consumer staples, health care and telecommunications services sectors, all of which had below-benchmark returns. Weakness in sector allocation over the six months was partly offset by better stock selection. Apart from financials, selection was positive overall for the materials, utilities, industrials and consumer discretionary sectors. The strongest relative performance was recorded by CBS Corp., which had performed poorly at the start of the year, but rose by over 200% in the period. However, stock selection was negative among telecommunications stocks, for instance Deutsche Telekom AG, Verizon Communications, Inc. and AT&T, Inc. trailed the 24.9% return of the sector.

As of 9/30/09:
 Fund Characteristics

Number of Companies[1]	58
Weighted Average Market

Cap ($ x 1,000,000)	$72,778
Price/Earnings Ratio

(P/E)	24.55

Price/Book Ratio (P/B)	1.65
Portfolio Turnover

(One year trailing)	23%

 Fund Overview

	Investor Shares	Select Shares	Institutional Shares

Initial Investment	$100	$50,000	$500,000
Inception Date	6/16/2008	6/16/2008	6/16/2008
Total Net Assets ($ x 1,000)	$63	$175	$3,964
Ticker Symbol	LGEQX	LGESX	LGEVX
Cusip	51855Q598	51855Q556	51855Q572
NAV	$7.91	$7.93	$7.93

Manager views and portfolio holdings may have changed since the report date.

[1]	Short-term investments are not included.

 7

 Laudus Mondrian Global Equity Fund

Performance Summary as of 9/30/09

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

June 16, 2008 – September 30, 2009
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

June 16, 2008 – September 30, 2009
Performance of a Hypothetical
$50,000 Investment in Select Shares1

June 16, 2008 – September 30, 2009
Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1

Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (6/16/08)	39.26%	-2.76%	-14.49%
Select Shares (6/16/08)	39.61%	-2.39%	-14.23%
Institutional Shares (6/16/08)	39.61%	-2.35%	-14.20%
Benchmark: MSCI World® Index (Net)*	41.81%	-2.29%	-16.55%

Fund Expense Ratios2: Investor Shares: Net 1.40%; Gross 4.43% / Select Shares: Net 1.12%; Gross 4.27% /
             Institutional Shares: Net 1.05%; Gross 4.08%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The Morgan Stanley Capital International World Index (Net) is a free float-adjusted market capitalization index that is designed to measure global developed markets equity performance. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the Fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/11. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the financial highlights section of the financial statements.

8

 Laudus Mondrian Global Equity Fund

Performance Summary   as of 9/30/09 continued

 Country Weightings % of Investments1

United States	35.7%

United Kingdom	15.0%

Japan	10.8%

France	8.8%

Australia	6.2%

Germany	3.8%

Spain	3.7%

Switzerland	3.6%

Italy	3.5%

Singapore	3.2%

Netherlands	2.6%

Other Countries	3.1%

Total	100.0%

 Sector Weightings % of Investments1

Health Care	17.5%

Financials	15.9%

Consumer Staples	14.2%

Telecommunication Services	13.9%

Energy	12.0%

Information Technology	6.7%

Industrials	5.8%

Materials	5.1%

Utilities	4.7%

Consumer Discretionary	4.2%

Total	100.0%

 Top Equity Holdings % of Net Assets1

GlaxoSmithKline plc	3.3%

BP plc	3.2%

Total S.A.	3.1%

Novartis AG - Reg’d	3.1%

Chevron Corp.	2.9%

Microsoft Corp.	2.8%

Iberdrola S.A.	2.7%

Royal Dutch Shell plc, Class A	2.7%

Unilever plc	2.7%

Wyeth	2.7%

Total	29.2%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	This list is not a recommendation of any security by the investment adviser.

 9

Laudus Mondrian Emerging Markets Fund

The Laudus Mondrian Emerging Markets Fund Investor Shares returned 55.91% during the period, underperforming the benchmark MSCI Emerging Markets Index (Net), which returned 62.90%. For the entire period, index returns were positive across all regions. The fund underperformed the benchmark primarily as a result of the more defensively oriented stock selection.

On a sector specific level, returns in the MSCI Emerging Markets Index were most positive in Consumer Discretionary (particularly Autos), Financials and Materials as the more cyclical sectors bounced off their lows once it became apparent that the global economy was on a path to recovery. More defensive sectors such as telecommunications, utilities and healthcare, while all producing substantial positive returns, underperformed the benchmark. The fund has a large weighting in telecommunications which held back returns. Currency movements increased U.S. dollar returns as most emerging market currencies appreciated relative to the U.S. dollar.

The fund’s general investment strategy continued to be driven by several consistent factors implemented by the Mondrian portfolio management team, with an overriding emphasis on value stocks. The main changes in asset allocation during the period were reducing certain cyclical stocks in the energy, financial and industrial sectors given their outperformance, and investing the proceeds in more typically defensive areas such as consumer staples, utilities and telecommunications. From a market perspective, the position in the Czech Republic was increased after the extreme weakness during the first quarter of the year presented an excellent buying opportunity; while the Mexican market was reduced to underweight.

The emerging markets asset class experienced two of the strongest quarters on record as policy stimulus around the world began to have the desired effects. As risk aversion decreased and liquidity started flowing more readily, global economic activity improved off a low base after significant inventory de-stocking in the previous six months. Emerging Markets benefited in particular as a result of the Chinese fiscal stimulus plan and the knock-on effect this had on the commodity sectors, especially materials. In addition, the weak U.S. dollar was favorable for the asset class. In Mondrian’s view, as a result of the sharp rally, certain segments of the asset class are no longer looking particularly cheap, hence the move into more defensive sectors.

As of 9/30/09:
 Fund Characteristics

Number of Companies[1]	40
Weighted Average Market

Cap ($ x 1,000,000)	$32,157
Price/Earnings Ratio

(P/E)	12.76

Price/Book Ratio (P/B)	1.94
Portfolio Turnover

(One year trailing)	52%

 Fund Overview

	Investor Shares	Select Shares	Institutional Shares

Initial Investment	$100	$50,000	$500,000
Inception Date	11/2/2007	11/2/2007	11/2/2007
Total Net Assets ($ x 1,000)	$7,611	$1,904	$60,138
Ticker Symbol	LEMIX	LEMSX	LEMNX
Cusip	51855Q648	51855Q630	51855Q622
NAV	$8.31	$8.32	$8.32

Manager views and portfolio holdings may have changed since the report date.

Diversification does not eliminate the risk of experiencing investment losses.

[1]	Short-term investments are not included.

10

 Laudus Mondrian Emerging Markets Fund

Performance Summary as of 9/30/09

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

November 2, 2007 – September 30, 2009
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

November 2, 2007 – September 30, 2009
Performance of a Hypothetical
$50,000 Investment in Select Shares1

November 2, 2007 – September 30, 2009
Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1

Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (11/2/07)	55.91%	17.46%	-8.66%
Select Shares (11/2/07)	55.81%	17.69%	-8.42%
Institutional Shares (11/2/07)	56.10%	17.75%	-8.39%
Benchmark: MSCI Emerging Markets Index (Net)*	62.90%	19.07%	-15.14%

Fund Expense Ratios2: Investor Shares: Net 1.80%; Gross 2.46% / Select Shares: Net 1.52%; Gross 2.23% /
             Institutional Shares: Net 1.45%; Gross 2.13%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the Fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/11. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the financial highlights section of the financial statements.

 11

 Laudus Mondrian Emerging Markets Fund

Performance Summary   as of 9/30/09 continued

 Country Weightings % of Investments1

China	19.0%

Taiwan	14.3%

Brazil	11.2%

Republic of Korea	9.6%

Russia	7.2%

Turkey	5.5%

Czech Republic	4.8%

Egypt	4.3%

United States	2.8%

Thailand	2.6%

South Africa	2.6%

India	2.5%

Other Countries	13.6%

Total	100.0%

 Sector Weightings % of Investments1

Financials	21.6%

Telecommunication Services	20.9%

Energy	16.9%

Information Technology	14.8%

Industrials	7.8%

Utilities	6.6%

Consumer Staples	5.6%

Consumer Discretionary	3.8%

Materials	2.0%

Total	100.0%

 Top Equity Holdings % of Net Assets1

Taiwan Semiconductor Manufacturing Co., Ltd.	4.2%

China Construction Bank Corp., Class H	3.8%

KT&G Corp.	3.6%

Turkcell Iletisim Hizmetleri A/S	3.3%

Industrial & Commercial Bank of China Ltd., Class H	3.3%

Redecard S.A.	3.2%

Asustek Computer, Inc.	3.0%

Chunghwa Telecom Co., Ltd. ADR	2.9%

LUKOIL ADR	2.7%

PTT Public Co., Ltd.	2.6%

Total	32.6%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	This list is not a recommendation of any security by the investment adviser.

12

Laudus Mondrian International Fixed Income Fund

The Laudus Mondrian International Fixed Income Fund returned 14.94% over the six months ending September 30, 2009, while the benchmark Citigroup non-U.S. Dollar World Government Bond Index returned 13.17%. International government bond markets generally rose mildly in the six months to the end of the third quarter. Although most developed economies did not contract after the first quarter, economic data releases suggested that the economic recovery in developed markets will be slow and protracted, and that most central bank policy rates are likely to remain low for some time. International currencies appreciated by about 10% versus the U.S. dollar over the six months to September 30, 2009. The currencies of less developed markets generally rose, helped by strengthened investor risk-appetite over the period.

The Fund benefited from overweight positions to Australia and Poland over the six month period. The Australian dollar appreciated, as the economy avoided a technical recession, and commodity prices broadly recovered, boosting the value of Australian exports. The modest exposure to corporate bonds also had a positive impact, as credit spreads contracted, particularly in the financials sector. These positions were partially offset by the overweight position to U.K. sterling, which was weak over the six month period. The overweight position to Mexico also modestly detracted from performance.

As of 9/30/09:
 Fund Characteristics

Number of Issuers[1]	31

Average Maturity	7.72

Modified Duration	5.94

Average Quality	AA
Portfolio Turnover

(One year trailing)	109%

 Fund Overview

Fund

Initial Investment	$100
Inception Date	11/2/2007
Total Net Assets ($ x 1,000)	$188,802
Ticker Symbol	LIFNX
Cusip	51855Q655
NAV	$11.63

Manager views and portfolio holdings may have changed since the report date.

[1]	Short-term investments are not included.

 13

 Laudus Mondrian International Fixed Income Fund

Performance Summary as of 9/30/09

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

November 2, 2007 – September 30, 2009
Performance of a Hypothetical
$10,000 Investment1,3

 Total Returns1,3

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Laudus Mondrian International Fixed Income Fund (11/2/07)	14.94%	17.41%	11.59%
Benchmark: Citigroup non-U.S. Dollar World Government Bond Index*	13.17%	16.07%	9.61%

Fund Expense Ratios2: Net 0.75%; Gross 0.87%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The Citigroup non-US Dollar World Government Bond Index measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the Fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/11. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the financial highlights section of the financial statements.
[3]	On July 27, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.

14

 Laudus Mondrian International Fixed Income Fund

Performance Summary   as of 9/30/09 continued

 Geographic Breakdown % of Investments1

Japan	16.3%

Italy	10.4%

France	8.1%

Australia	7.8%

Poland	7.5%

Finland	7.0%

Luxembourg	5.4%

Germany	4.7%

Mexico	4.6%

Netherlands	4.6%

Spain	4.2%

Austria	3.6%

United Kingdom	3.4%

Greece	3.2%

Ireland	3.2%

United States	3.0%

Belgium	2.8%

Switzerland	0.2%

Total	100.0%

 Sector Weightings % of Investments1

Government Bonds	62.3%

Government Agency Obligations	13.7%

Supranational	12.6%

Securitized	4.4%

Corporate Bonds	4.0%

Other Investment Companies	3.0%

Total	100.0%

 Top Issuers % of Net Assets1

Italy Government International Bond	9.7%

Japan Government Ten Year Bond	9.0%

Poland Government Bond	7.3%

European Investment Bank	5.3%

Mexican Bonos	4.5%

France Government Bond OAT	4.1%

Instituto de Credito Oficial	4.1%

Netherlands Government Bond	4.1%

Inter-American Development Bank	3.9%

Austria Government Bond	3.8%

Total	55.8%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	This list is not a recommendation of any security by the investment adviser.

 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for period beginning April 1, 2009 and held through September 30, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 4/1/09	at 9/30/09	4/1/09–9/30/09

Laudus Mondrian International Equity Fund
Investor Shares
Actual Return	1.39%	$1,000	$1,399.60	$8.36
Hypothetical 5% Return	1.39%	$1,000	$1,018.10	$7.03
Select Shares
Actual Return	1.11%	$1,000	$1,400.70	$6.68
Hypothetical 5% Return	1.11%	$1,000	$1,019.50	$5.62
Institutional Shares
Actual Return	1.04%	$1,000	$1,402.60	$6.26
Hypothetical 5% Return	1.04%	$1,000	$1,019.85	$5.27

Laudus Mondrian Global Equity Fund
Investor Shares
Actual Return	1.35%	$1,000	$1,392.60	$8.10
Hypothetical 5% Return	1.35%	$1,000	$1,018.30	$6.83
Select Shares
Actual Return	1.10%	$1,000	$1,396.10	$6.61
Hypothetical 5% Return	1.10%	$1,000	$1,019.55	$5.57
Institutional Shares
Actual Return	1.00%	$1,000	$1,396.10	$6.01
Hypothetical 5% Return	1.00%	$1,000	$1,020.05	$5.06

Laudus Mondrian Emerging Markets Fund
Investor Shares
Actual Return	1.80%	$1,000	$1,559.10	$11.55
Hypothetical 5% Return	1.80%	$1,000	$1,016.04	$9.10
Select Shares
Actual Return	1.52%	$1,000	$1,558.10	$9.75
Hypothetical 5% Return	1.52%	$1,000	$1,017.45	$7.69
Institutional Shares
Actual Return	1.45%	$1,000	$1,561.00	$9.31
Hypothetical 5% Return	1.45%	$1,000	$1,017.80	$7.33

Laudus Mondrian International Fixed Income Fund
Actual Return	0.75%	$1,000	$1,149.40	$4.04
Hypothetical 5% Return	0.75%	$1,000	$1,021.31	$3.80

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 365 days of the fiscal year.

16 Laudus Mondrian Funds

Laudus Mondrian International Equity Fund

Financial Statements

Financial Highlights

	4/1/09–		6/17/08[1]–
Investor Shares	9/30/09*		3/31/09

Per-Share Data ($)

Net asset value at beginning of period	5.43		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13	[2]	0.07
Net realized and unrealized gains (losses)	2.04		(4.59)

Total from investment operations	2.17		(4.52)
Less distributions:
Distributions from net investment income	—		(0.05)
Distributions from net realized gains	—		(0.00)[3]

Total distributions	—		(0.05)

Net asset value at end of period	7.60		5.43

Total return (%)	39.96	[4]	(45.31)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.39	[5,6]	1.39 [5,6]
Gross operating expenses	1.71	[5]	2.78 [5]
Net investment income (loss)	3.90	[5]	2.46 [5]
Portfolio turnover rate	6	[4]	8 [4]
Net assets, end of period ($ x 1,000)	446		168

	4/1/09–		6/17/08[1]–
Select Shares	9/30/09*		3/31/09

Per-Share Data ($)

Net asset value at beginning of period	5.44		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13	[2]	0.12
Net realized and unrealized gains (losses)	2.05		(4.63)

Total from investment operations	2.18		(4.51)
Less distributions:
Distributions from net investment income	—		(0.05)
Distributions from net realized gains	—		(0.00)[3]

Total distributions	—		(0.05)

Net asset value at end of period	7.62		5.44

Total return (%)	40.07	[4]	(45.16)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.11	[5]	1.12 [5]
Gross operating expenses	1.48	[5]	3.10 [5]
Net investment income (loss)	3.87	[5]	2.22 [5]
Portfolio turnover rate	6	[4]	8 [4]
Net assets, end of period ($ x 1,000)	402		90

*	Unaudited.

[1]	Commencement of operations.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Distribution from realized gains is less than 0.01.

[4]	Not annualized.

[5]	Annualized.

[6]	The ratio of net operating expenses would have been 1.40%, if custody credits had not been included.

See financial notes 17

 Laudus Mondrian International Equity Fund

Financial Highlights continued

	4/1/09–		6/17/08[1]–
Institutional Shares	9/30/09*		3/31/09

Per-Share Data ($)

Net asset value at beginning of period	5.44		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15	[2]	0.08
Net realized and unrealized gains (losses)	2.04		(4.59)

Total from investment operations	2.19		(4.51)
Less distributions:
Distributions from net investment income	—		(0.05)
Distributions from net realized gains	—		(0.00)[3]

Total distributions	—		(0.05)

Net asset value at end of period	7.63		5.44

Total return (%)	40.26	[4]	(45.15)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.04	[5]	1.05 [5]
Gross operating expenses	1.31	[5]	2.11 [5]
Net investment income (loss)	4.51	[5]	2.52 [5]
Portfolio turnover rate	6	[4]	8 [4]
Net assets, end of period ($ x 1,000)	70,327		18,694

* Unaudited.
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Distribution from realized gains is less than 0.01.
4 Not annualized.
5 Annualized.

18 See financial notes

 Laudus Mondrian International Equity Fund

Portfolio Holdings as of September 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

98.3%	Common Stock	61,844,466	69,939,024
—%	Rights	—	—
1.4%	Other Investment Company	1,014,157	1,014,158

99.7%	Total Investments	62,858,623	70,953,182
0.3%	Other Assets and Liabilities, Net		222,017

100.0%	Net Assets		71,175,199

	Number	Value
Security	of Shares	($)

Common Stock 98.3% of net assets

Australia 9.3%

Banks 2.3%
National Australia Bank Ltd.	61,329	1,659,593

Food & Staples Retailing 2.9%
Wesfarmers Ltd.	88,540	2,063,360

Insurance 0.7%
QBE Insurance Group Ltd.	23,231	491,193

Telecommunication Services 3.4%
Telstra Corp., Ltd.	827,325	2,382,656

		6,596,802

Finland 1.0%

Materials 1.0%
UPM-Kymmene Oyj	58,877	708,087

France 15.6%

Banks 2.4%
Societe Generale	21,398	1,730,815

Capital Goods 3.1%
Compagnie de Saint-Gobain	42,623	2,227,249

Energy 3.8%
Total S.A.	45,210	2,687,265

Food & Staples Retailing 3.2%
Carrefour S.A.	49,000	2,230,731

Telecommunication Services 3.1%
France Telecom S.A.	82,862	2,209,671

		11,085,731

Germany 4.7%

Telecommunication Services 1.3%
Deutsche Telekom AG - Reg’d	70,744	965,461

Utilities 3.4%
RWE AG	25,935	2,405,602

		3,371,063

Hong Kong 1.3%

Utilities 1.3%
Hongkong Electric Holdings Ltd.	173,000	947,934

Italy 2.3%

Banks 2.3%
Intesa Sanpaolo *	362,328	1,607,608

Japan 20.2%

Automobiles & Components 2.5%
Toyota Motor Corp.	43,900	1,745,925

Food & Staples Retailing 1.7%
Seven & i Holdings Co., Ltd.	52,100	1,243,479

Household & Personal Products 3.5%
Kao Corp.	100,400	2,479,104

Insurance 2.4%
Tokio Marine Holdings, Inc.	59,100	1,702,840

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Takeda Pharmaceutical Co., Ltd.	55,400	2,304,431

Technology Hardware & Equipment 4.1%
CANON, Inc.	73,200	2,932,861

Telecommunication Services 2.8%
KDDI Corp.	353	1,985,988

		14,394,628

Netherlands 1.9%

Media 1.9%
Reed Elsevier N.V.	119,356	1,355,439

Singapore 6.6%

Banks 4.7%
Oversea-Chinese Banking Corp., Ltd.	357,666	1,983,760
United Overseas Bank Ltd.	112,000	1,328,281

		3,312,041

Telecommunication Services 1.9%
Singapore Telecommunications Ltd.	592,000	1,360,370

		4,672,411

Spain 8.4%

Banks 1.9%
Banco Santander S.A.	82,828	1,338,035

Telecommunication Services 3.4%
Telefonica S.A.	87,605	2,423,764

See financial notes 19

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 3.1%
Iberdrola S.A.	225,137	2,214,854

		5,976,653

Switzerland 4.5%

Insurance 0.6%
Zurich Financial Services AG	1,799	428,964

Pharmaceuticals, Biotechnology & Life Sciences 3.9%
Novartis AG - Reg’d	55,687	2,797,200

		3,226,164

Taiwan 2.6%

Semiconductors & Semiconductor Equipment 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	946,154	1,872,438

United Kingdom 19.9%

Energy 7.7%
BP plc	300,259	2,659,903
Royal Dutch Shell plc, A Share	98,885	2,831,947

		5,491,850

Food, Beverage & Tobacco 4.7%
Unilever plc	115,737	3,307,049

Insurance 2.2%
Aviva plc	213,119	1,532,096

Pharmaceuticals, Biotechnology & Life Sciences 4.0%
GlaxoSmithKline plc	146,018	2,879,023

Telecommunication Services 1.3%
Vodafone Group plc	406,887	914,048

		14,124,066

Total Common Stock (Cost $61,844,466)		69,939,024

Rights 0.0% of net assets

Belgium 0.0%
Fortis (a)(b)*	7,434	—

Total Rights (Cost $—)		—

Other Investment Company 1.4% of net assets

United States 1.4%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,014,158	1,014,158

Total Other Investment Company (Cost $1,014,157)		1,014,158

End of Investments.

At 09/30/09, the tax basis cost of the fund’s investments was $62,991,805 and the unrealized appreciation and depreciation were $8,306,075 and ($344,698), respectively, with a net unrealized appreciation of $7,961,377.

At 09/30/09, the values of certain foreign securities held by the fund aggregating $68,193,099 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

Reg’d	— Registered

In addition to the above, the fund held the following at 09/30/09:

	Currency	Amount of	Currency	Amount of
Expiration	to be	Currency to be	to be	Currency to be	Unrealized
Date	Received	Received	Delivered	Delivered	Gains

Forward Foreign Currency Contracts

10/01/2009	JPY	30,597,169	USD	340,859	1,832

Net unrealized gains on Forward Foreign Currency Contracts					1,832

20 See financial notes

 Laudus Mondrian International Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2009; unaudited.

Assets
Investments, at value (cost $62,858,623)		$70,953,182
Foreign currency, at value (cost $99,062)		100,253
Receivables:
Fund shares sold		333,766
Dividends		252,709
Foreign tax reclaims		18,626
Interest		668
Unrealized gains on forward foreign currency contracts		1,832
Prepaid expenses	+	5,044

Total assets		71,666,080

Liabilities
Payables:
Investments bought		431,061
Fund shares redeemed		32,724
Investment adviser fees		3,756
Distribution and shareholder services fees		124
Accrued expenses	+	23,216

Total liabilities		490,881

Net Assets
Total assets		71,666,080
Total liabilities	—	490,881

Net assets		$71,175,199
Net Assets by Source
Capital received from investors		62,888,546
Net investment income not yet distributed		1,097,310
Net realized capital losses		(911,303)
Net unrealized capital gains		8,100,646

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$445,713		58,608		$7.60
Select Shares	$402,329		52,820		$7.62
Institutional Shares	$70,327,157		9,219,645		$7.63

See financial notes 21

 Laudus Mondrian International Equity Fund

Statement of
Operations
For April 1, 2009 through September 30, 2009; unaudited.

Investment Income
Dividends (net of foreign withholding taxes of $110,043)		$1,204,743
Interest	+	2,559

Total Investment Income		1,207,302

Expenses
Investment adviser fees		185,100
Professional fees		28,746
Registration fees		24,773
Accounting and administration fees		22,362
Transfer agent fees		13,004
Custodian fees		7,641
Trustees’ fees		3,727
Distribution and shareholder services fees (Investor Shares )		316
Sub-Accounting fees:
Investor Shares		190
Select Shares		116
Interest expense		63
Other expenses	+	698

Total expenses		286,736
Expense reduction by adviser	—	59,300

Net expenses		227,436

Realized and Unrealized Gains and Losses
Net realized losses on investments		(233,345)
Net realized gains on foreign currency transactions	+	9,478

Net realized losses		(223,867)
Net unrealized gains on investments		13,465,751
Net unrealized gains on foreign currency translations	+	4,661

Net unrealized gains		13,470,412

Increase (Decrease) in Net Assets from Operations
Total investment income		1,207,302
Net expenses	—	227,436

Net investment income		979,866
Net realized losses		(223,867)
Net unrealized gains	+	13,470,412

Increase in net assets from operations		$14,226,411

22 See financial notes

 Laudus Mondrian International Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

		4/1/09-9/30/09	6/17/08*-3/31/09
Net investment income		$979,866	$251,091
Net realized losses		(223,867)	(639,660)
Net unrealized gains (losses)	+	13,470,412	(5,369,766)

Increase (Decrease) in net assets from operations		14,226,411	(5,758,335)

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	591
Select Shares		—	1,300
Institutional Shares	+	—	173,024

Total distributions from net investment income		—	174,915

Distributions from net realized gains
Investor Shares		—	25
Select Shares		—	51
Institutional Shares	+	—	6,444

Total distributions from net realized gains		—	6,520

Total distributions		$—	$181,435

Transactions in Fund Shares

		4/1/09-9/30/09		6/17/08*-3/31/09
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		31,429	$224,170	32,887	$227,554
Select Shares		43,693	308,907	38,195	329,781
Institutional Shares	+	6,417,618	42,274,064	3,424,157	24,406,571

Total shares sold		6,492,740	$42,807,141	3,495,239	$24,963,906

Shares Reinvested
Investor Shares		—	$—	92	$616
Select Shares		—	—	203	1,351
Institutional Shares	+	—	—	12,699	84,704

Total shares reinvested		—	$—	12,994	$86,671

Shares Redeemed
Investor Shares		(3,658)	($23,773)	(2,142)	($14,629)
Select Shares		(7,379)	(41,398)	(21,892)	(142,072)
Institutional Shares	+	(634,265)	(4,744,368)	(564)	(2,920)

Total shares redeemed		(645,302)	($4,809,539)	(24,598)	($159,621)

Net transactions in fund shares		5,847,438	$37,997,602	3,483,635	$24,890,956

Shares Outstanding and Net Assets

		4/1/09-9/30/09		6/17/08*-3/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,483,635	$18,951,186	—	$—
Total increase	+	5,847,438	52,224,013	3,483,635	18,951,186

End of period		9,331,073	$71,175,199	3,483,635	$18,951,186

Net investment income not yet distributed			$1,097,310		$117,444

*	Commencement of operations.

See financial notes 23

Laudus Mondrian Global Equity Fund

Financial Statements

Financial Highlights

	4/1/09–		6/17/08[1]–
Investor Shares	9/30/09*		3/31/09

Per-Share Data ($)

Net asset value at beginning of period	5.68		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.17
Net realized and unrealized gains (losses)	2.15		(4.27)

Total from investment operations	2.23		(4.10)
Less distributions:
Distributions from net investment income	—		(0.22)

Net asset value at end of period	7.91		5.68

Total return (%)	39.26	[2]	(41.35)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.35	[3]	1.40	[3]
Gross operating expenses	5.62	[3]	4.43	[3]
Net investment income (loss)	3.06	[3]	2.63	[3]
Portfolio turnover rate	12	[2]	14	[2]
Net assets, end of period ($ x 1,000)	63		34

	4/1/09–		6/17/08[1]–
Select Shares	9/30/09*		3/31/09

Per-Share Data ($)

Net asset value at beginning of period	5.68		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07		0.16
Net realized and unrealized gains (losses)	2.18		(4.25)

Total from investment operations	2.25		(4.09)
Less distributions:
Distributions from net investment income	—		(0.23)

Net asset value at end of period	7.93		5.68

Total return (%)	39.61	[2]	(41.27)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.10	[3]	1.12	[3]
Gross operating expenses	5.60	[3]	4.27	[3]
Net investment income (loss)	3.40	[3]	2.89	[3]
Portfolio turnover rate	12	[2]	14	[2]
Net assets, end of period ($ x 1,000)	175		33

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.

24 See financial notes

 Laudus Mondrian Global Equity Fund

Financial Highlights continued

	4/1/09–		6/17/08[1]–
Institutional Shares	9/30/09*		3/31/09

Per-Share Data ($)

Net asset value at beginning of period	5.68		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.16
Net realized and unrealized gains (losses)	2.13		(4.25)

Total from investment operations	2.25		(4.09)
Less distributions:
Distributions from net investment income	—		(0.23)

Net asset value at end of period	7.93		5.68

Total return (%)	39.61	[2]	(41.25)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.00	[3]	1.05	[3]
Gross operating expenses	5.20	[3]	4.08	[3]
Net investment income (loss)	3.42	[3]	2.74	[3]
Portfolio turnover rate	12	[2]	14	[2]
Net assets, end of period ($ x 1,000)	3,964		2,840

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 25

 Laudus Mondrian Global Equity Fund

Portfolio Holdings as of September 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Common Stock	4,851,316	4,116,247
—%	Rights	—	—
1.9%	Other Investment Company	78,943	78,943

99.8%	Total Investments	4,930,259	4,195,190
0.2%	Other Assets and Liabilities, Net		6,675

100.0%	Net Assets		4,201,865

	Number	Value
Security	of Shares	($)

Common Stock 97.9% of net assets

Australia 6.2%

Banks 0.6%
National Australia Bank Ltd.	834	22,569

Food & Staples Retailing 1.0%
Wesfarmers Ltd.	1,770	41,249

Food, Beverage & Tobacco 0.9%
Foster’s Group Ltd.	8,008	39,177

Insurance 0.5%
QBE Insurance Group Ltd.	1,052	22,243

Materials 1.5%
Amcor Ltd.	12,893	62,134

Telecommunication Services 1.7%
Telstra Corp., Ltd.	24,896	71,699

		259,071

Belgium 0.4%

Insurance 0.4%
Fortis *	3,366	15,850

Canada 0.5%

Telecommunication Services 0.5%
BCE, Inc.	800	19,719

Finland 0.5%

Materials 0.5%
UPM-Kymmene Oyj	1,700	20,445

France 8.8%

Banks 2.1%
Societe Generale	1,099	88,895

Energy 3.1%
Total S.A.	2,167	128,806

Food & Staples Retailing 2.0%
Carrefour S.A.	1,867	84,995

Telecommunication Services 1.6%
France Telecom S.A.	2,524	67,307

		370,003

Germany 3.8%

Telecommunication Services 1.9%
Deutsche Telekom AG - Reg’d	6,079	82,961

Utilities 1.9%
RWE AG	854	79,213

		162,174

Italy 3.5%

Banks 3.5%
Intesa Sanpaolo *	9,855	43,725
UniCredit S.p.A. *	26,248	103,020

		146,745

Japan 10.8%

Food & Staples Retailing 1.5%
Seven & i Holdings Co., Ltd.	2,600	62,055

Insurance 1.4%
Tokio Marine Holdings, Inc.	2,100	60,507

Materials 1.5%
NItto Denko Corp.	2,100	64,167

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
Astellas Pharma, Inc.	1,600	65,606
Takeda Pharmaceutical Co., Ltd.	1,800	74,873

		140,479

Technology Hardware & Equipment 2.0%
Canon, Inc.	2,100	84,140

Transportation 1.0%
West Japan Railway Co.	11	41,630

		452,978

Netherlands 2.6%

Diversified Financials 1.7%
ING Groep N.V. CVA *	4,032	72,406

Media 0.9%
Reed Elsevier N.V.	3,221	36,578

		108,984

Singapore 3.2%

Banks 1.4%
Oversea-Chinese Banking Corp., Ltd.	10,289	57,067

26 See financial notes

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.5%
Singapore Technologies Engineering Ltd.	11,000	21,407

Telecommunication Services 1.3%
Singapore Telecommunications Ltd.	24,000	55,150

		133,624

Spain 3.7%

Telecommunication Services 1.0%
Telefonica S.A.	1,555	43,022

Utilities 2.7%
Iberdrola S.A.	11,585	113,971

		156,993

Switzerland 3.6%

Insurance 0.5%
Zurich Financial Services AG	92	21,937

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Novartis AG - Reg’d	2,552	128,189

		150,126

Taiwan 1.7%

Semiconductors & Semiconductor Equipment 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	37,184	73,587

United Kingdom 14.9%

Energy 5.9%
BP plc	15,112	133,873
Royal Dutch Shell plc, A Share	3,972	113,753

		247,626

Food, Beverage & Tobacco 2.7%
Unilever plc	3,918	111,952

Insurance 0.7%
Aviva plc	4,416	31,746

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
GlaxoSmithKline plc	6,994	137,900

Telecommunication Services 2.3%
Vodafone Group plc	44,174	99,235

		628,459

United States 33.7%

Banks 0.7%
Wells Fargo & Co.	1,055	29,730

Capital Goods 4.2%
3M Co.	1,100	81,180
General Electric Co.	5,700	93,594

		174,774

Diversified Financials 2.0%
Bank of America Corp.	4,950	83,754

Energy 2.8%
Chevron Corp.	1,700	119,731

Food, Beverage & Tobacco 5.9%
ConAgra Foods, Inc.	3,800	82,384
General Mills, Inc.	1,000	64,380
H.J. Heinz Co.	2,500	99,375

		246,139

Materials 1.5%
Alcoa, Inc.	4,700	61,664

Media 1.1%
CBS Corp., Class B	3,900	46,995

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Johnson & Johnson	800	48,712
Merck & Co., Inc. *	2,600	82,238
Pfizer, Inc.	4,200	69,510
Wyeth	2,300	111,734

		312,194

Retailing 2.2%
Genuine Parts Co.	2,400	91,344

Software & Services 2.8%
Microsoft Corp.	4,600	119,094

Telecommunication Services 3.1%
AT&T, Inc.	2,200	59,422
Verizon Communications, Inc.	2,400	72,648

		132,070

		1,417,489

Total Common Stock (Cost $4,851,316)		4,116,247

Rights 0.0% of net assets

Belgium 0.0%
Fortis (a)(b)*	3,366	—

Total Rights (Cost $—)		—

Other Investment Company 1.9% of net assets

United States 1.9%
State Street Institutional Liquid Reserves Fund - Institutional Class	78,943	78,943

Total Other Investment Company (Cost $78,943)		78,943

End of Investments.

At 09/30/09, the tax basis cost of the fund’s investments was $4,930,275 and the unrealized appreciation and depreciation were $119,893 and ($854,978), respectively, with a net unrealized depreciation of ($735,085).

At 09/30/09, the values of certain foreign securities held by the fund aggregating $2,679,039 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

See financial notes 27

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

CVA	— Dutch Certificate
Reg’d	— Registered

28 See financial notes

 Laudus Mondrian Global Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2009; unaudited.

Assets
Investments, at value (cost $4,930,259)		$4,195,190
Foreign currency, at value (cost $8,828)		8,934
Receivables:
Dividends		13,783
Due from investment adviser		1,447
Foreign tax reclaims		1,363
Interest		17
Prepaid expenses	+	417

Total assets		4,221,151

Liabilities
Payables:
Distribution and shareholder services fees		18
Accrued expenses	+	19,268

Total liabilities		19,286

Net Assets
Total assets		4,221,151
Total liabilities	—	19,286

Net assets		$4,201,865
Net Assets by Source
Capital received from investors		5,217,327
Net investment income not yet distributed		87,675
Net realized capital losses		(368,427)
Net unrealized capital losses		(734,710)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$63,356		8,010		$7.91
Select Shares	$174,738		22,042		$7.93
Institutional Shares	$3,963,771		500,000		$7.93

See financial notes 29

 Laudus Mondrian Global Equity Fund

Statement of
Operations
For April 1, 2009 through September 30, 2009; unaudited.

Investment Income
Dividends (net of foreign withholding taxes of $5,414)		$79,994
Interest	+	104

Total investment income		80,098

Expenses
Investment adviser fees		15,420
Professional fees		27,416
Accounting and administration fees		22,499
Transfer agent fees		13,071
Registration fees		12,203
Trustees’ fees		3,132
Custodian fees		663
Distribution and shareholder services fees (Investor Shares )		60
Sub-Accounting fees:
Select Shares		101
Investor Shares		36
Interest expense		1
Other expenses	+	186

Total expenses		94,788
Expense reduction by adviser	—	76,564

Net expenses		18,224

Realized and Unrealized Gains and Losses
Net realized losses on investments		(82,651)
Net realized gains on foreign currency transactions	+	822

Net realized losses		(81,829)
Net unrealized gains on investments		1,201,014
Net unrealized gains on foreign currency translations	+	164

Net unrealized gains		1,201,178

Increase (Decrease) in Net Assets from Operations
Total investment income		80,098
Net expenses	—	18,224

Net investment income		61,874
Net realized losses		(81,829)
Net unrealized gains	+	1,201,178

Increase in net assets from operations		$1,181,223

30 See financial notes

 Laudus Mondrian Global Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

		4/1/09-9/30/09	6/17/08*-3/31/09
Net investment income		$61,874	$82,068
Net realized losses		(81,829)	(223,624)
Net unrealized gains (losses)	+	1,201,178	(1,935,888)

Increase (Decrease) in net assets from operations		1,181,223	(2,077,444)

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	918
Select Shares		—	1,239
Institutional Shares	+	—	117,100

Total distributions from net investment income		$—	$119,257

Transactions in Fund Shares

		4/1/09-9/30/09		6/17/08*-3/31/09
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		3,407	$23,517	7,553	$60,839
Select Shares		16,313	100,000	5,549	51,715
Institutional Shares	+	—	—	500,003	5,000,030

Total shares sold		19,720	$123,517	513,105	$5,112,584

Shares Reinvested
Investor Shares		—	$—	111	$756
Select Shares		—	—	182	1,239
Institutional Shares	+	—	—	—	—

Total shares reinvested		—	$—	293	$1,995

Shares Redeemed
Investor Shares		(1,438)	($9,802)	(1,623)	($10,909)
Select Shares		—	—	(2)	(19)
Institutional Shares	+	—	—	(3)	(23)

Total shares redeemed		(1,438)	($9,802)	(1,628)	($10,951)

Net transactions in fund shares		18,282	$113,715	511,770	$5,103,628

Shares Outstanding and Net Assets

		4/1/09-9/30/09		6/17/08*-3/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		511,770	$2,906,927	—	$—
Total increase	+	18,282	1,294,938	511,770	2,906,927

End of period		530,052	$4,201,865	511,770	$2,906,927

Net investment income not yet distributed			$87,675		$25,801

*	Commencement of operations.

See financial notes 31

Laudus Mondrian Emerging Markets Fund

Financial Statements

Financial Highlights

	4/1/09–		4/1/08–	11/2/07[1]–
Investor Shares	9/30/09*		3/31/09	3/31/08

Per-Share Data ($)

Net asset value at beginning of period	5.33		9.29	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06		0.11	0.02
Net realized and unrealized gains (losses)	2.92		(4.01)	(0.72)

Total from investment operations	2.98		(3.90)	(0.70)
Less distributions:
Distributions from net investment income	—		(0.06)	(0.01)

Net asset value at end of period	8.31		5.33	9.29

Total return (%)	55.91	[2]	(42.02)	(6.98)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.80	[3]	1.80	1.82	[3,4]
Gross operating expenses	2.10	[3]	2.46	2.79	[3]
Net investment income (loss)	3.63	[3]	1.54	0.89	[3]
Portfolio turnover rate	25	[2]	52	49	[2]
Net assets, end of period ($ x 1,000)	7,611		1,927	1,937

	4/1/09–		4/1/08–	11/2/07[1]–
Select Shares	9/30/09*		3/31/09	3/31/08

Per-Share Data ($)

Net asset value at beginning of period	5.34		9.31	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.08	0.02
Net realized and unrealized gains (losses)	2.87		(3.97)	(0.70)

Total from investment operations	2.98		(3.89)	(0.68)
Less distributions:
Distributions from net investment income	—		(0.08)	(0.01)

Net asset value at end of period	8.32		5.34	9.31

Total return (%)	55.81	[2]	(41.82)	(6.75)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.52	[3]	1.52	1.54	[3,5]
Gross operating expenses	1.85	[3]	2.23	2.74	[3]
Net investment income (loss)	3.73	[3]	1.70	0.69	[3]
Portfolio turnover rate	25	[2]	52	49	[2]
Net assets, end of period ($ x 1,000)	1,904		559	760

*	Unaudited.

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	The ratio of net operating expenses would have been 1.80%, if interest expense had not been included.

[5]	The ratio of net operating expenses would have been 1.52%, if interest expense had not been included.

32 See financial notes

 Laudus Mondrian Emerging Markets Fund

Financial Highlights continued

	4/1/09–		4/1/08–	11/2/07[1]–
Institutional Shares	9/30/09*		3/31/09	3/31/08

Per-Share Data ($)

Net asset value at beginning of period	5.33		9.29	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.10	0.02
Net realized and unrealized gains (losses)	2.86		(3.98)	(0.71)

Total from investment operations	2.99		(3.88)	(0.69)
Less distributions:
Distributions from net investment income	—		(0.08)	(0.02)

Net asset value at end of period	8.32		5.33	9.29

Total return (%)	56.10	[2]	(41.78)	(6.94)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.45	[3]	1.45	1.47	[3,4]
Gross operating expenses	1.71	[3]	2.13	2.62	[3]
Net investment income (loss)	4.35	[3]	1.94	0.59	[3]
Portfolio turnover rate	25	[2]	52	49	[2]
Net assets, end of period ($ x 1,000)	60,138		25,234	19,414

*	Unaudited.

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	The ratio of net operating expenses would have been 1.45%, if interest expense had not been included.

See financial notes 33

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of September 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

90.9%	Common Stock	56,178,777	63,338,556
6.0%	Preferred Stock	3,061,065	4,155,273
2.7%	Other Investment Company	1,914,946	1,914,946

99.6%	Total Investments	61,154,788	69,408,775
0.4%	Other Assets and Liabilities, Net		244,347

100.0%	Net Assets		69,653,122

	Number	Value
Security	of Shares	($)

Common Stock 90.9% of net assets

Brazil 9.0%

Materials 1.9%
Vale S.A. ADR	64,400	1,320,844

Software & Services 3.2%
Redecard S.A.	143,600	2,208,794

Transportation 2.0%
Companhia de Concessoes Rodoviarias	84,100	1,438,853

Utilities 1.9%
CPFL Energia S.A. ADR	24,100	1,301,641

		6,270,132

Chile 2.4%

Utilities 2.4%
Enersis S.A. ADR	89,500	1,651,275

China 19.0%

Banks 7.1%
China Construction Bank Corp., Class H	3,352,000	2,666,329
Industrial & Commercial Bank of China Ltd., Class H	3,021,000	2,265,689

		4,932,018

Capital Goods 1.9%
Beijing Enterprises Holdings Ltd.	259,500	1,372,155

Energy 2.1%
China Shenhua Energy Co., Ltd., Class H	334,000	1,447,691

Household & Personal Products 1.9%
Hengan International Group Co., Ltd.	218,000	1,315,909

Telecommunication Services 2.5%
China Mobile Ltd.	176,500	1,728,682

Transportation 3.5%
China Merchants Holdings International Co., Ltd.	378,000	1,246,389
China Shipping Development Co., Ltd., Class H	938,000	1,177,501

		2,423,890

		13,220,345

Columbia 2.3%

Banks 2.3%
Bancolombia S.A. ADR	37,600	1,614,168

Czech Republic 4.8%

Banks 2.6%
Komercni Banka A/S	9,143	1,830,678

Utilities 2.2%
CEZ A/S	28,148	1,511,526

		3,342,204

Egypt 4.2%

Telecommunication Services 4.2%
Orascom Telecom Holding S.A.E. - Reg’d GDR	42,780	1,334,517
Telecom Egypt	496,720	1,618,553

		2,953,070

India 2.5%

Telecommunication Services 2.5%
Bharti Airtel Ltd.	198,037	1,717,929

Kazahkstan 2.1%

Energy 2.1%
KazMunaiGas Exploration Production GDR	66,789	1,494,738

Mexico 2.0%

Media 2.0%
Grupo Televisa S.A. ADR	76,000	1,412,840

Philippines 2.4%

Telecommunication Services 2.4%
Philippine Long Distance Telephone Co. ADR	32,700	1,680,780

Poland 2.3%

Banks 2.3%
Bank Pekao S.A. *	29,754	1,589,161

34 See financial notes

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Republic of Korea 5.8%

Banks 2.2%
KB Financial Group, Inc. *	24,003	1,231,688
KB Financial Group, Inc. ADR *	6,250	321,687

		1,553,375

Food, Beverage & Tobacco 3.6%
KT&G Corp.	41,118	2,491,085

		4,044,460

Russia 7.2%

Energy 4.7%
Gazprom ADR	58,750	1,365,938
LUKOIL ADR	35,300	1,913,260

		3,279,198

Telecommunication Services 2.5%
Mobile TeleSystems ADR	35,400	1,708,758

		4,987,956

South Africa 2.6%

Energy 2.6%
Sasol	47,426	1,796,778

Taiwan 14.2%

Banks 2.2%
Chinatrust Financial Holding Co., Ltd.	2,370,326	1,529,908

Semiconductors & Semiconductor Equipment 6.1%
MediaTek, Inc.	78,550	1,305,580
Taiwan Semiconductor Manufacturing Co., Ltd.	1,483,719	2,936,278

		4,241,858

Technology Hardware & Equipment 3.0%
Asustek Computer, Inc.	1,218,069	2,083,456

Telecommunication Services 2.9%
Chunghwa Telecom Co., Ltd. ADR	113,143	2,041,100

		9,896,322

Thailand 2.6%

Energy 2.6%
PTT Public Co., Ltd.	234,600	1,839,725

Turkey 5.5%

Energy 2.2%
Tupras-Turkiye Petrol Rafinerileri A/S	90,862	1,518,914

Telecommunication Services 3.3%
Turkcell Iletisim Hizmetleri A/S	322,663	2,307,759

		3,826,673

Total Common Stock (Cost $56,178,777)		63,338,556

Preferred Stock 6.0% of net assets

Brazil 2.2%

Banks 2.2%
Itausa - Investimentos Itau S.A.	253,944	1,536,622

Republic of Korea 3.8%

Automobiles & Components 1.7%
Hyundai Motor Co.	34,260	1,185,191

Semiconductors & Semiconductor Equipment 2.1%
Samsung Electronics Co., Ltd.	3,433	1,433,460

		2,618,651

Total Preferred Stock (Cost $3,061,065)		4,155,273

Other Investment Company 2.7% of net assets

United States 2.7%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,914,946	1,914,946

Total Other Investment Company (Cost $1,914,946)		1,914,946

End of Investments.

At 09/30/09, the tax basis cost of the fund’s investments was $64,220,019 and the unrealized appreciation and depreciation were $6,293,352 and ($1,104,596) respectively, with a net unrealized appreciation of $5,188,756.

At 09/30/09, the values of certain foreign securities held by the fund aggregating $42,642,806 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
Reg’d	— Registered

See financial notes 35

 Laudus Mondrian Emerging Markets Fund

Statement of
Assets and Liabilities
As of September 30, 2009; unaudited.

Assets
Investments, at value (cost $61,154,788)		$69,408,775
Foreign currency, at value (cost $222,515)		222,904
Receivables:
Fund shares sold		487,772
Dividends		149,223
Interest		423
Prepaid expenses	+	6,212

Total assets		70,275,309

Liabilities
Payables:
Investments bought		554,382
Investment adviser fees		4,116
Distribution and shareholder services fees		1,400
Accrued expenses	+	62,289

Total liabilities		622,187

Net Assets
Total assets		70,275,309
Total liabilities	—	622,187

Net assets		$69,653,122
Net Assets by Source
Capital received from investors		68,270,909
Net investment income not yet distributed		1,112,865
Net realized capital losses		(7,985,728)
Net unrealized capital gains		8,255,076

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$7,610,683		916,050		$8.31
Select Shares	$1,903,502		228,677		$8.32
Institutional Shares	$60,138,937		7,227,563		$8.32

36 See financial notes

 Laudus Mondrian Emerging Markets Fund

Statement of
Operations
For April 1, 2009 through September 30, 2009; unaudited.

Investment Income
Dividends (net of foreign withholding taxes of $108,593)		$1,417,313
Interest	+	3,117

Total investment income		1,420,430

Expenses
Investment adviser fees		296,331
Custodian fees		24,777
Professional fees		24,082
Accounting and administration fees		23,519
Registration fees		17,803
Transfer agent fees		14,253
Distribution and shareholder services fees (Investor Shares )		6,009
Shareholder reports		5,558
Trustees’ fees		3,863
Sub-Accounting fees:
Investor Shares		3,606
Select Shares		888
Interest expense		97
Other expenses	+	10,610

Total expenses		431,396
Expense reduction by adviser	—	64,406
Custody credits	—	1

Net expenses		366,989

Realized and Unrealized Gains and Losses
Net realized losses on investments		(1,415,935)
Net realized losses on foreign currency transactions	+	(10,749)

Net realized losses		(1,426,684)
Net unrealized gains on investments		19,624,164
Net unrealized gains on foreign currency translations	+	6,981

Net unrealized gains		19,631,145

Increase (Decrease) in Net Assets from Operations
Total investment income		1,420,430
Net expenses	—	366,989

Net investment income		1,053,441
Net realized losses		(1,426,684)
Net unrealized gains	+	19,631,145

Increase in net assets from operations		$19,257,902

See financial notes 37

 Laudus Mondrian Emerging Markets Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

		4/1/09-9/30/09	4/1/08-3/31/09
Net investment income		$1,053,441	$503,769
Net realized losses		(1,426,684)	(5,856,065)
Net unrealized gains (losses)	+	19,631,145	(11,236,403)

Increase (Decrease) in net assets from operations		19,257,902	(16,588,699)

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	27,359
Select Shares		—	14,482
Institutional Shares	+	—	331,693

Total distributions from net investment income		$—	$373,534

Transactions in Fund Shares

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		759,607	$5,510,258	613,995	$4,874,466
Select Shares		223,341	1,656,924	256,716	1,613,030
Institutional Shares	+	2,781,765	19,642,437	3,669,648	25,898,356

Total shares sold		3,764,713	$26,809,619	4,540,359	$32,385,852

Shares Reinvested
Investor Shares		—	$—	4,795	$26,132
Select Shares		—	—	2,510	13,678
Institutional Shares	+	—	—	35,677	194,084

Total shares reinvested		—	$—	42,982	$233,894

Shares Redeemed
Investor Shares		(204,895)	($1,553,271)	(465,969)	($2,619,733)
Select Shares		(99,457)	(727,157)	(236,046)	(1,396,739)
Institutional Shares	+	(286,167)	(1,855,074)	(1,062,185)	(6,030,105)

Total shares redeemed		(590,519)	($4,135,502)	(1,764,200)	($10,046,577)

Net transactions in fund shares		3,174,194	$22,674,117	2,819,141	$22,573,169

Shares Outstanding and Net Assets

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,198,096	$27,721,103	2,378,955	$22,110,167
Total increase	+	3,174,194	41,932,019	2,819,141	5,610,936

End of period		8,372,290	$69,653,122	5,198,096	$27,721,103

Net investment income not yet distributed			$1,112,865		$59,424

38 See financial notes

Laudus Mondrian International Fixed Income Fund

Financial Statements

Financial Highlights

	4/1/09–		4/1/08–	11/2/07[2]–
	9/30/09*,[1]		3/31/09	3/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.32		11.29	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.27	0.07
Net realized and unrealized gains (losses)	1.41		(0.86)	1.27

Total from investment operations	1.53		(0.59)	1.34
Less distributions:
Distributions from net investment income	(0.22)		(0.38)	(0.05)

Net asset value at end of period	11.63		10.32	11.29

Total return (%)	14.94	[3]	(5.40)	13.42	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.75	[4]	0.75	0.75	[4]
Gross operating expenses	0.80	[4]	0.87	1.23	[4]
Net investment income (loss)	2.60	[4]	2.24	1.98	[4]
Portfolio turnover rate	50	[3]	92	1	[3]
Net assets, end of period ($ x 1,000)	188,802		64,562	52,214

*	Unaudited.

[1]	Effective July 27, 2009, all outstanding Investor Shares and Select Shares were converted into Institutional Shares. The figures in the Financial Highlights reflect only the remaining share class.

[2]	Commencement of operations.

[3]	Not annualized.

[4]	Annualized.

See financial notes 39

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings as of September 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($)	($)

60.6%	Government Bonds	107,128,797	114,492,380
13.4%	Government Agency Obligations	23,602,889	25,213,895
3.9%	Corporate Bonds	7,134,250	7,325,033
4.2%	Securitized	7,614,063	8,031,879
12.3%	Supranational	21,948,119	23,167,161
2.9%	Other Investment Company	5,548,482	5,548,482

97.3%	Total Investments	172,976,600	183,778,830
2.7%	Other Assets and Liabilities, Net		5,023,584

100.0%	Net Assets		188,802,414

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 60.6% of net assets

Australia 3.8%
Australia Government Bond
6.50%, 05/15/13 (AUD)	2,000,000	1,845,959
5.75%, 05/15/21 (AUD)	5,800,000	5,242,857

		7,088,816

Austria 3.5%
Austria Government Bond
3.50%, 07/15/15 (EUR)	2,200,000	3,316,486
6.25%, 07/15/27 (EUR)	1,800,000	3,297,975

		6,614,461

Belgium 2.7%
Belgium Government Bond
5.50%, 09/28/17 (EUR)	2,490,000	4,172,537
5.50%, 03/28/28 (EUR)	600,000	1,019,350

		5,191,887

Finland 3.7%
Finland Government Bond
5.38%, 07/04/13 (EUR)	4,300,000	7,006,122

France 4.1%
France Government Bond OAT
4.00%, 04/25/14 (EUR)	800,000	1,247,349
5.75%, 10/25/32 (EUR)	3,600,000	6,540,782

		7,788,131

Germany 1.5%
Bundesrepublik Deutschland
4.75%, 07/04/34 (EUR)	1,800,000	2,925,831

Greece 3.1%
Hellenic Republic Government Bond
4.50%, 05/20/14 (EUR)	1,900,000	2,928,359
4.60%, 07/20/18 (EUR)	2,000,000	3,004,460

		5,932,819

Ireland 2.6%
Ireland Government Bond
4.50%, 10/18/18 (EUR)	3,300,000	4,871,881

Italy 10.1%
Italy Government International Bond
2.75%, 06/15/10 (EUR)	2,200,000	3,265,968
4.75%, 02/01/13 (EUR)	2,400,000	3,785,471
4.25%, 08/01/14 (EUR)	3,600,000	5,604,537
4.50%, 02/01/18 (EUR)	2,500,000	3,880,505
4.00%, 02/01/37 (EUR)	1,400,000	1,824,775
Republic of Italy
1.80%, 02/23/10 (JPY)	58,000,000	649,334

		19,010,590

Japan 9.6%
Japan Government Ten Year Bond
1.10%, 09/20/12 (JPY)	400,000,000	4,556,742
0.90%, 06/20/13 (JPY)	155,000,000	1,756,902
1.60%, 09/20/13 (JPY)	440,000,000	5,123,489
2.00%, 03/20/16 (JPY)	460,000,000	5,519,949
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	100,000,000	1,165,001

		18,122,083

Mexico 4.5%
Mexican Bonos
9.00%, 12/20/12 (MXN)	24,600,000	1,945,290
7.75%, 12/14/17 (MXN)	15,000,000	1,107,246
8.00%, 12/07/23 (MXN)	74,000,000	5,387,301

		8,439,837

40 See financial notes

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Netherlands 4.1%
Netherlands Government Bond
4.25%, 07/15/13 (EUR)	4,900,000	7,696,202

Poland 7.3%
Poland Government Bond
5.25%, 04/25/13 (PLN)	5,300,000	1,839,289
5.00%, 10/24/13 (PLN)	3,300,000	1,127,412
6.25%, 10/24/15 (PLN)	3,100,000	1,102,187
5.25%, 10/25/17 (PLN)	11,000,000	3,636,496
5.75%, 09/23/22 (PLN)	18,300,000	6,098,336

		13,803,720

Total Government Bonds (Cost $107,128,797)		114,492,380

Government Agency Obligations 13.4% of net assets

Germany 3.0%
Bayerische Landesbank
1.40%, 04/22/13 (JPY)	400,000,000	4,419,780
Kreditanstalt fuer Wiederaufbau
2.05%, 02/16/26 (JPY)	110,000,000	1,212,646

		5,632,426

Japan 6.3%
Development Bank of Japan
1.75%, 03/17/17 (JPY)	550,000,000	6,439,047
Japan Finance Org. for Municipal Enterprises
1.55%, 02/21/12 (JPY)	350,000,000	3,999,584
1.35%, 11/26/13 (JPY)	120,000,000	1,374,560

		11,813,191

Spain 4.1%
Instituto de Credito Oficial
1.50%, 09/20/12 (JPY)	690,000,000	7,768,278

Total Government Agency Obligations (Cost $23,602,889)		25,213,895

Corporate Bonds 3.9% of net assets

Netherlands 0.4%
ING Bank N.V.
6.13%, 05/29/10 (EUR) (a)(b)	490,000	733,067

Switzerland 0.2%
Zurich Finance (USA), Inc.
4.50%, 06/15/10 (EUR) (a)(b)	280,000	387,209

United Kingdom 3.3%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	500,000	818,457
Lloyds TSB Bank plc
5.63%, 03/05/13 (EUR) (a)(b)	1,200,000	1,704,441
Royal Bank of Scotland plc
5.38%, 09/30/19 (EUR)	1,830,000	2,731,313
SL Finance plc
6.38%, 07/12/10 (EUR) (a)(b)	290,000	412,502
Standard Chartered Bank
5.88%, 09/26/17 (EUR)	350,000	538,044

		6,204,757

Total Corporate Bonds (Cost $7,134,250)		7,325,033

Securitized 4.2% of net assets

France 3.7%
Dexia Municipal Agency
1.55%, 10/31/13 (JPY)	640,000,000	7,008,822

Ireland 0.5%
Depfa ACS Bank
1.65%, 12/20/16 (JPY)	110,000,000	1,023,057

Total Securitized (Cost $7,614,063)		8,031,879

Supranational 12.3% of net assets

Australia 3.9%
Inter-American Development Bank
6.00%, 05/25/16 (AUD)	8,300,000	7,268,147

Finland 3.1%
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	510,000,000	5,912,830

Luxembourg 5.3%
European Investment Bank
1.40%, 06/20/17 (JPY)	400,000,000	4,533,290
1.90%, 01/26/26 (JPY)	500,000,000	5,452,894

		9,986,184

Total Supranational (Cost $21,948,119)		23,167,161

See financial notes 41

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 2.9% of net assets

United States 2.9%
State Street Institutional Liquid Reserves Fund - Institutional Class
0.24%, 10/01/09 (USD)	5,548,482	5,548,482

Total Other Investment Company (Cost $5,548,482)		5,548,482

End of Investments.

At 09/30/09 the tax basis cost of the fund’s investments was $173,148,629, and the unrealized appreciation and depreciation were $11,192,005 and ($561,804), respectively, with a net appreciation of $10,630,201.

(a)	Variable-rate security.
(b)	Callable security.

AUD	— Australian Dollar
EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso
PLN	— Polish Zloty
USD	— U.S. Dollar

In addition to the above, the fund held the following at 09/30/09:

		Amount of		Amount of
	Currency to be	Currency to be	Currency to be	Currency to be	Unrealized
Expiration Date	Received	Received	Delivered	Delivered	Gains / Losses

Forward Foreign Currency Contracts

10/30/2009	GBP	24,092,278	EUR	16,463,999	(590,190)
10/30/2009	GBP	14,280,500	EUR	22,819,561	(682,526)

Net unrealized losses on Forward Foreign Currency Contracts					(1,272,716)

42 See financial notes

 Laudus Mondrian International Fixed Income Fund

Statement of
Assets and Liabilities
As of September 30, 2009; unaudited.

Assets
Investments, at value (cost $172,976,600)		$183,778,830
Foreign currency, at value (cost $1,712,007)		1,708,692
Receivables:
Fund shares sold		3,034,225
Interest		2,208,057
Unrealized gains on forward foreign currency contracts		12,053
Prepaid expenses	+	14,045

Total assets		190,755,902

Liabilities
Payables:
Investment adviser fees		5,698
Distributions to shareholders		492,305
Fund shares redeemed		101,454
Unrealized losses on forward foreign currency contracts		1,284,769
Accrued expenses	+	69,262

Total liabilities		1,953,488

Net Assets
Total assets		190,755,902
Total liabilities	—	1,953,488

Net assets		$188,802,414
Net Assets by Source
Capital received from investors		176,636,445
Distribution in excess of net investment income		(106,290)
Net realized capital gains		2,647,257
Net unrealized capital gains		9,625,002

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$188,802,414		16,235,355		$11.63

See financial notes 43

 Laudus Mondrian International Fixed Income Fund

Statement of
Operations
For April 1, 2009 through September 30, 2009; unaudited.

Investment Income
Interest		$2,255,889

Expenses
Investment adviser fees		403,003
Professional fees		27,355
Accounting and administration fees		24,101
Registration fees		22,520
Custodian fees		21,149
Shareholder reports		15,954
Transfer agent fees		14,606
Trustees’ fees		5,680
Distribution and shareholder services fees (Investor Shares )[1]		4,690
Sub-Accounting fees
Select Shares[1]		3,377
Investor Shares[1]		2,814
Interest expense		148
Other expenses	+	10,529

Total expenses		555,926
Expense reduction by adviser	—	43,882

Net expenses		512,044

Realized and Unrealized Gains and Losses
Net realized gains on investments		1,411,774
Net realized gains on foreign currency transactions	+	1,227,493

Net realized gains		2,639,267
Net unrealized gains on investments		15,332,590
Net unrealized losses on foreign currency translations	+	(1,115,333)

Net unrealized gains		14,217,257

Increase (Decrease) in Net Assets from Operations
Total investment income		2,255,889
Net expenses	—	512,044

Net investment income		1,743,845
Net realized gains		2,639,267
Net unrealized gains	+	14,217,257

Increase in net assets from operations		$18,600,369

[1]	Effective July 27, 2009, all outstanding Investor Shares and Select Shares were converted into Institutional Shares.

44 See financial notes

 Laudus Mondrian International Fixed Income Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

		4/1/09-9/30/09	4/1/08-3/31/09
Net investment income		$1,743,845	$2,104,328
Net realized gains		2,639,267	2,224,735
Net unrealized gains (losses)	+	14,217,257	(10,540,784)

Increase (Decrease) in net assets from operations		18,600,369	(6,211,721)

Distributions to Shareholders[1]
Investor Shares		296,594	695,407
Select Shares		379,959	797,217
Institutional Shares	+	2,189,433	1,848,694

Total distributions from net investment income		$2,865,986	$3,341,318

Transactions in Fund Shares[1]

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		157,853	$1,716,559	1,307,895	$14,146,538
Select Shares		488,763	5,339,839	1,372,544	14,711,236
Institutional Shares	+	11,101,133	124,087,094	4,716,167	49,917,667

Total shares sold		11,747,749	$131,143,492	7,396,606	$78,775,441

Shares Reinvested
Investor Shares		24,201	$263,794	58,064	$636,596
Select Shares		29,473	321,250	62,740	686,296
Institutional Shares	+	67,052	763,817	119,135	1,302,489

Shares reinvested		120,726	$1,348,861	239,939	$2,625,381

Shares Redeemed
Investor Shares		(2,128,988)	($23,661,558)	(850,555)	($8,879,908)
Select Shares		(2,847,079)	(31,627,976)	(885,184)	(9,266,453)
Institutional Shares	+	(1,190,973)	(12,832,088)	(3,202,902)	(33,443,875)

Shares redeemed		(6,167,040)	($68,121,622)	(4,938,641)	($51,590,236)

Net transactions in fund shares		5,701,435	$64,370,731	2,697,904	$29,810,586

Shares Outstanding and Net Assets

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,533,920	$108,697,300	7,836,016	$88,439,753
Total increase	+	5,701,435	80,105,114	2,697,904	20,257,547

End of period		16,235,355	$188,802,414	10,533,920	$108,697,300

(Distribution in excess of net investment income)/Net investment income not yet distributed			($106,290)		$1,015,851

1 Effective July 27, 2009, all outstanding Investor Shares (1,996,021 shares valued at $22,234,870) and Select Shares (2,638,198 shares valued at $29,374,492) were converted into Institutional Shares.

See financial notes 45

 Laudus Mondrian Funds

Financial Notes

1. Business Structure of the Funds:

Each of the Laudus Mondrian Funds in this report is a series of Laudus Trust, (the ”Trust”), an open-end management investment company. The Trust was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the Funds in the Trust including the Funds discussed in this report, which are highlighted (individually each such highlighted portfolio, a “Fund” and collectively, the “Funds”):

Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Value Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Fund
Laudus Rosenberg Long/Short Equity Fund
Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Discovery Fund
Laudus Rosenberg International Small Capitalization Fund
Laudus Growth Investors U.S. Large Cap Growth Fund	Laudus Mondrian International Equity Fund Laudus Mondrian Global Equity Fund Laudus Mondrian Emerging Markets Fund Laudus Mondrian International Fixed Income Fund

The Laudus Mondrian Emerging Markets Fund and the Laudus Mondrian International Fixed Income Fund commenced operations on November 2, 2007. The Laudus Mondrian International Equity Fund and the Laudus Mondrian Global Equity Fund commenced operations on June 17, 2008.

Each Fund except Laudus Mondrian International Fixed Income Fund, offers three share classes: Investor Shares, Select Shares and Institutional Shares. Effective July 27, 2009, all outstanding Investor Shares and Select Shares of the Laudus Mondrian International Fixed Income Fund were converted into Institutional Shares and the Fund no longer offers separate share classes. Immediately after and as a result of the conversion, each shareholder of the Investor Shares and Select Shares became an owner of Institutional Shares of the same Fund.

Each class of shares generally has identical rights and preferences, except that each class is subject to different eligibility conditions, bears different distribution and sub-transfer agent expenses, and separate voting rights on matters pertaining solely to that class of shares.

Each Fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each Fund may also keep certain assets in segregated accounts, as may be required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the Funds used in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The Funds value the securities in their portfolios every business day. The Funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the Funds calculate net asset value: valued at fair value, as determined in good faith by the Funds’ investment adviser using guidelines adopted by the Funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that

46

 Laudus Mondrian Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

may occur between the close of foreign exchange and the time at which Funds’ shares are priced. The Board of Trustees regularly reviews fair value determinations made by the Funds pursuant to the procedures.

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Futures and forwards: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by those Funds in accordance with the 1940 Act for a given day.

The Funds’ Fair Value Measurements and Disclosures define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles and expand disclosures about fair value measurements.

In addition, the Funds adopted the disclosures for determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. These disclosures provide additional guidance for estimating fair value in accordance with the fair value measurements when the volume and level of activity for the asset or liability have significantly decreased.

Various inputs are used in determining the value of the Funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

 47

 Laudus Mondrian Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2009:

Laudus Mondrian International Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$55,544,396	$—	$55,544,396
Japan(a)	—	12,648,703	—	12,648,703
Automobiles & Components	1,745,925	—	—	1,745,925
Rights(a)	—	—	—	—
Other Investment Company(a)	1,014,158	—	—	1,014,158

Total	$2,760,083	$68,193,099	$—	$70,953,182

Other Financial Instruments – Forward Foreign Currency Contract*	$1,832	$—	$—	$1,832

Laudus Mondrian Global Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total**

Common Stock(a)	$—	$2,679,039	$—	$2,679,039
Canada(a)	19,719	—	—	19,719
United States(a)	1,417,489	—	—	1,417,489
Rights(a)	—	—	—	—
Other Investment Company(a)	78,943	—	—	78,943

Total	$1,516,151	$2,679,039	$—	$4,195,190

48

 Laudus Mondrian Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Laudus Mondrian Emerging Markets Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total**

Common Stock(a)	$—	$30,937,245	$—	$30,937,245
Brazil(a)	6,270,132	—	—	6,270,132
Chile(a)	1,651,275	—	—	1,651,275
Columbia(a)	1,614,168	—	—	1,614,168
Kazakhstan(a)	1,494,738	—	—	1,494,738
Mexico(a)	1,412,840	—	—	1,412,840
Philippines(a)	1,680,780	—	—	1,680,780
Republic of Korea(a)	—	1,231,688	—	1,231,688
Banks	321,687	—	—	321,687
Russia(a)	4,987,956	—	—	4,987,956
Taiwan(a)	—	7,855,222	—	7,855,222
Telecommunication Services	2,041,100	—	—	2,041,100
Thailand(a)	1,839,725	—	—	1,839,725
Preferred Stock
Brazil(a)	1,536,622	—	—	1,536,622
Republic of Korea(a)	—	2,618,651	—	2,618,651
Other Investment Company(a)	1,914,946	—	—	1,914,946

Total	$26,765,969	$42,642,806	$—	$69,408,775

Laudus Mondrian International Fixed Income Fund

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds (a)	$—	$114,492,380	$—	$114,492,380
Government Agency Obligations (a)	—	25,213,895	—	25,213,895
Corporate Bonds (a)	—	7,325,033	—	7,325,033
Securitized (a)	—	8,031,879	—	8,031,879
Supranational (a)	—	23,167,161	—	23,167,161
Other Investment Company (a)	5,548,482	—	—	5,548,482

Total	$5,548,482	$178,230,348	$—	$183,778,830

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments Forward Foreign Currency Contracts*	$(1,272,716)	$—	$—	$(1,272,716)

 49

 Laudus Mondrian Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

*	Forward Foreign Currency Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
**	The fund had no Other Financial Instruments.
(a)	as categorized in Portfolio Holdings

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying statements of operations. Net unrealized gains (losses) relate to those financial instruments held by the Fund at September 30, 2009.

(b) Portfolio Investments:

Delayed-Delivery: The Funds may buy securities on a delayed-delivery basis. In these transactions, a Fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the Fund could end up paying more for the security than its market value at the time of settlement. The Funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Derivatives: The Funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a Fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a Fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a Fund depending on the daily fluctuations in the value of the future contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.

The Funds invested in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the Funds’ financial statements. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the Funds could sustain a loss.

Repurchase Agreements: The Funds may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The Funds’ repurchase agreements are fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the Funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuation in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

50

 Laudus Mondrian Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Gains realized by the Funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a Fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A Fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. If a Fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The Fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the Fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a Fund or a class within the trust are charged directly to that Fund or class. Expenses that are common to all Funds within the trust generally are allocated among the Funds in proportion to their average daily net assets.

For Funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The Funds make distributions from net investment income and net realized capital gains once a year, if any, with the exception of Laudus Mondrian International Fixed Income Fund which pays quarterly dividends.

(g) Custody Credit:

Certain Funds have an arrangement with their custodian bank, State Street Corp., under which the Fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the Funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, Fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The Funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the Funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a Fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

 51

 Laudus Mondrian Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(k) Codification and Hierarchy of Generally Accepted Accounting Principals:

As of September 30, 2009, the Funds adopted the Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of the Hierarchy of Generally Accepted Accounting Principles and establishes the “Accounting Standards Codification” (“Codification”) as the source of authoritative accounting principles to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles in the United States. All guidance contained in the Codification carries an equal level of authority. The Codification and the Hierarchy of Generally Accepted Accounting Principles is effective for financial statements issued for interim and annual periods ending after September 15, 2009. On the effective date, the Codification should supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification becomes nonauthoritative. The adoption of the Codification does not have significant impact on the Fund’s financial statements.

3. Risk factors:

Investing in the Funds may involve certain risks, as described in the Funds’ prospectus, including, but not limited to, those described below:

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Stocks of large-size companies tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments — bonds or stocks of mid- or small-size companies, for instance — the Fund’s performance also will lag those investments.

A Fund may also be subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees. In addition, small and mid cap stocks tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments — bonds or stocks of large-size companies, for instance — the Fund’s performance also will lag those investments.

Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A Fund with foreign investments may also experience more rapid or extreme changes in value than a Fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Fund performance also could be affected if an issuer or guarantor of a bond held by the Fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer’s ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more volatile

52

 Laudus Mondrian Funds

Financial Notes (continued)

3. Risk factors (continued):

than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy. Also, bonds of foreign issuers may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from limited issuer information to the risk of political upheaval.

Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in the Funds.

4. Affiliates and Affiliated Transactions:

The Trust’s Board of Trustees oversees the general conduct of the Trust and the Funds.

Charles Schwab Investment Management, Inc. (“CSIM” or the “Investment Adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the Funds’ investment adviser pursuant to Management Contracts (“Advisory Agreement”) between it and the Trust. Mondrian Investment Partners Limited (“Mondrian”), the Funds’ sub-adviser, provides day-to-day portfolio management services to the Funds, subject to the supervision of CSIM.

For its advisory services to each Fund, CSIM is entitled to receive an annual fee payable monthly base on the Funds’ average daily net assets described as follows.

	First $1 billion	Over $1 billion

Laudus Mondrian International Equity Fund	0.85%	0.80%
Laudus Mondrian Global Equity Fund	0.85%	0.80%
Laudus Mondrian Emerging Markets Fund	1.20%	1.15%
Laudus Mondrian International Fixed Income Fund	0.60%	0.60%

CSIM (not the Funds) pays a portion of the management fees it receives to Mondrian in return for its services.

CSIM has contractually agreed, until at least July 30, 2011, to waive a portion of its management fee and bear certain expenses of each Fund. As such, CSIM further agrees to reimburse the Funds to limit the annual expenses, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest (overdraft charges), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business as follows:

	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Global	Emerging	International Fixed
	Equity Fund	Equity Fund	Markets Fund	Income Fund*

Investor Shares	1.40%	1.40%	1.80%	n/a
Select Shares	1.12%	1.12%	1.52%	n/a
Institutional Shares	1.05%	1.05%	1.45%	0.75%

*	Prior to May 5, 2009, the expense limitations were 1.10% and 0.82% for the Investor and Select Shares respectively. Effective May 5, 2009, no further fees were assessed under the Distribution and Shareholder Services Plan or for sub-accounting and sub-transfer agency services on the Investor and Select Shares, which made the expense limitation on these two share classes 0.75%. Effective July 27, 2009, all Investor and Select Shares of the Fund were converted to Institutional Shares.

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the Funds’ net expenses to exceed the current limit (as stated in CSIM’s contractual undertaking) during the respective year. As of September 30, 2009, the balance of recoupable expenses is as follows:

	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Global	Emerging	International Fixed
Expire	Equity Fund	Equity Fund	Markets Fund	Income Fund

2010	$—	$—	$80,048	$84,455
2011	106,871	90,576	180,441	143,612
2012	59,300	76,564	64,406	43,882

 53

 Laudus Mondrian Funds

Financial Notes (continued)

5. Other Shareholders Services

Boston Financial Data Services, Inc. (BFDS) provides the transfer agent services to the Funds, and receives transfer agent fees from the Funds as shown in the Statement of Operations.

The Trust has a Distribution and Shareholder Service Plan with respect to its Investor Shares pursuant to Rule 12b-1 under the 1940 Act. The Investor Shares of the Funds are sold on a continuous basis by the Trust’s Distributor – ALPS Distributors, Inc. Under the Distribution and Shareholder Services Plan, the Funds pay distribution and shareholder servicing fees in connection with the sale and servicing of the Investor Shares. The annual Distribution and Shareholder Service Fee consists of up to 0.25% of the respective average daily net assets of the Investor Shares. In addition, the Trustees have authorized each Fund to reimburse, out of the Investor and Select Class assets of the Funds, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with Investor or Select Class shares of the Funds an amount up to 0.15% of the average daily net assets of that class on an annual basis.

6. Board of Trustees

Trustees may include people who are officers and/or directors of other fund families managed by the investment adviser. Federal securities law limits the percentage of the “interested persons” who may serve on a trust’s board, and the Laudus Funds are in compliance with these limitations. The Funds did not pay any of these persons for their service as trustees, but did pay non-interested persons (Independent Trustees), as noted in each Funds’ Statement of Operations.

Until September 2006, a Retirement Plan existed for the Independent Trustees. After the termination of the Retirement Plan, the previously accrued and unpaid benefits continue to be adjusted by performance of the Funds. As a result, the amount of the Retirement Payable to any Independent Trustee may increase or decrease based on the performance of the Funds.

7. Borrowing from Banks:

The Laudus Mondrian International Equity Fund, Laudus Mondrian Global Equity Fund, Laudus Mondrian Emerging Markets Fund, and the Laudus Mondrian International Fixed Income Fund have access to custodian overdraft facilities and to an uncommitted line of credit up to a maximum of $100,000,000, as established by State Street Corporation. Interest is calculated based on the market rates at the time of borrowing.

There were no borrowings from the line of credit by the Funds during the period. However, the Funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales of Investment Securities:

For the period ended September 30, 2009, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases	Sales

Laudus Mondrian International Equity Fund	$40,863,170	$2,604,795
Laudus Mondrian Global Equity Fund	571,906	435,044
Laudus Mondrian Emerging Markets Fund	34,293,055	11,820,843
Laudus Mondrian International Fixed Income Fund	122,316,813	66,264,310

54

 Laudus Mondrian Funds

Financial Notes (continued)

9. Redemption Fee:

The Funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior period are:

	Current Period	Prior Period
	(4/1/09-9/30/09)	(4/1/08-3/31/09)

Laudus Mondrian International Equity Fund	$1	$48
Laudus Mondrian Global Equity Fund	37	5
Laudus Mondrian Emerging Markets Fund	1,360	1,968
Laudus Mondrian International Fixed Income Fund	2,331	9,018

10. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2009, the Funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Global	Emerging	International Fixed
Expiration date	Equity Fund	Equity Fund	Markets Fund	Income Fund

March 31, 2007	$—	$4,137	$1,445,702	$—

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2009 the Funds had aggregate deferred realized net capital losses and capital losses utilized as follows:

	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Global	Emerging	International Fixed
	Equity Fund	Equity Fund	Markets Fund	Income Fund

Capital losses deferred	$634,252	$282,446	$2,440,876	$—
Currency losses deferred	—	—	—	—
Capital losses utilized	—	—	—	—

As of March 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2009, the Funds did not incur any interest or penalties.

11. Subsequent Events:

As of November 13, 2009, the date the financial statements were available to be issued, no subsequent events or transactions has occurred that would have materially impacted the financial statements as presented.

 55

Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreements between Laudus Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the subadvisory agreements among the Trust, CSIM and Mondrian Investment Partners Limited (“Mondrian”) (such investment advisory agreements and sub-advisory agreements, collectively, the “Agreements” and such funds, the “Funds”) with respect to certain funds in the Trust, including Laudus Mondrian Emerging Markets Fund, Laudus Mondrian International Fixed Income Fund, Laudus Mondrian International Equity Fund and Laudus Mondrian Global Equity Fund (the “Funds”). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and Mondrian, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and Mondrian, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to Mondrian seeking certain relevant information. The responses by CSIM and Mondrian are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements at a meeting held on September 17, 2009, and approved the renewal of the Agreements for an additional one year term. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates, and Mondrian, dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of Mondrian; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by Mondrian to the Funds and the resources it dedicates to the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and Mondrian to the Funds and the resources of CSIM and its affiliates and the resources of Mondrian dedicated to the

56

Funds supported renewal of the Agreements with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered each Fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund, whether, irrespective of relative performance, Mondrian’s absolute performance was consistent with expectations for its unique fundamental value style and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and Mondrian to other mutual funds and to other types of accounts, such as separate accounts and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to Mondrian, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and Mondrian from their relationships with the Funds, such as whether, by virtue of their management of the Funds, CSIM or Mondrian obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and Mondrian, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and Mondrian, and their respective affiliates. With respect to the profitability of Mondrian, the Board also considered that Mondrian is compensated by CSIM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and Mondrian is reasonable and supported renewal of the Agreements with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM currently commits resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered existing contractual investment advisory fee schedules that, for all Funds other than Laudus Mondrian International Fixed Income Fund, include lower fees at higher graduated asset levels, and Mondrian’s agreement to contractual sub-advisory fee schedules that, for all Funds, include lower fees at higher graduated asset levels as measured on a complex wide basis. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 57

Trustees and Officers

The tables below provide information about the trustees and officers for the Laudus Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, and Laudus Institutional Trust. As of September 30, 2009, the Fund Complex included 81 funds.

At a meeting of the Board held on September 28-29, 2006, the Trustees voted to adopt a retirement policy for all independent trustees that requires an independent trustee to retire no later than December 31st of the year in which he or she reaches age seventy-two. At a meeting of the Board held on September 17, 2009, the Trustees voted to amend the retirement policy for all independent trustees to require that an independent trustee retire no later than December 31st of the year during which he or she reaches seventy-two years of age, or his or her twentieth year of service as independent trustee of the Laudus Funds, whichever comes first. In addition, the Laudus Funds retirement policy requires any independent trustee of the Funds who also serves as an independent trustee of the Schwab Funds to retire from the Board of the Laudus Funds upon their required retirement date from either the Boards of the Schwab Funds or the Laudus Funds, whichever comes first.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-866-452-8387.

 Independent Trustees

Name, Address[1]		Number of
and Year of Birth;		Portfolios in
(Term of Office, and	Principal Occupation(s)	Fund Complex
Length of Time Served2)	During the Past Five Years	Overseen	Other Directorships Held by Trustee

Mariann Byerwalter[3] 1960 (1/04-present)	Chairman of JDN Corporate Advisory LLC.	81	Board 1—Director, Redwood Trust, Inc. (mortgage finance).

William A. Hasler[3] 1941 (1/04-present)	Retired. Dean Emeritus of the Haas School of Business at the University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	81	Board 1—Director, Mission West Properties (commercial real estate).
Board 2—Director, TOUSA (home building).
Board 3—Director, Harris-Stratex Networks (a network equipment corporation).
Board 4—Director, Globalstar, Inc. (telecommunications) .
			Board 5—Director, Ditech Networks (voice communication technology).

Nils H. Hakansson[3] 1937 (3/90-present)	Sylvan C. Coleman Professor of Finance and Accounting, Emeritus, Haas School of Business, University of California, Berkeley (since 2003). Mr. Hakansson was also a Professor of Finance and Accounting, Haas School of Business, University of California, Berkeley (July 1969 to January 2003).	15	None

58

 Interested Trustees

Name, Address[1]		Number of
and Year of Birth;		Portfolios in Fund
(Term of Office,and	Principal Occupation(s)	Complex Overseen
Length of Time Served2)	During the Past Five Years	by the Trustee	Other Directorships Held by Trustee

Randall W. Merk 1954 Trustee (6/06-present)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co. Inc.; Executive Vice President, Charles Schwab & Co. Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. and Schwab Funds (2007-present); President and Chief Executive Officer, Schwab ETFs; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.	15	None

 Officers

Name, Address[4]
and Year of Birth;
(Term of Office[5], and
Length of Time Served)	Position with the Trust	Principal Occupation During Past Five Years

Jeffrey Mortimer 1963 (3/08-present, President and CEO) (6/04-present, CIO)	President, Chief Executive Officer, and Chief Investment Officer	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc., Schwab Funds and Schwab ETFs. Prior to May 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

George Pereira 1964 (6/06-present)	Treasurer and Chief Financial Officer	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Treasurer and Principal Financial Officer, Schwab Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds, PLC and Charles Schwab Asset Management (Ireland) Ltd. Through June 2007, Chief Financial Officer, Mutual Fund Division, UST Advisers, Inc., and Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Trust Inc.; From 12/99 to 11/04: Senior Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Catherine MacGregor 1964 (12/05-present)	Chief Legal Officer, Vice President and Clerk	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.; Vice President, Schwab Funds and Schwab ETFs; until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Daniel Kern 1961 (3/05-present)	Vice President	Vice President, Investment Management Services. Until September 2005, Assistant Treasurer, Laudus Trust and Laudus Variable Insurance Trust. Until December 2004, Vice President, Internal Audit, Charles Schwab Corporation.

 59

 Officers (continued)

Name, Address[4]
and Year of Birth;
(Term of Office[5], and
Length of Time Served)	Position with the Trust	Principal Occupation During Past Five Years

Michael Haydel 1972 (6/05-present)	Vice President	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	The mailing address of each of the Trustees is c/o Laudus Trust, 211 Main Street, San Francisco, CA 94105.
[2]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed.
[3]	Member of the Audit Committee.
[4]	The mailing address of each of the Officers is c/o Laudus Trust, 211 Main Street, San Francisco, CA 94105.
[5]	There is no stated term of office for the officers of the Trust.

60

Glossary

90 Day T-bill is a short-term discounted, government debt instrument of 90 days or less, issued in $10,000 denominations that pay its face value at maturity. The government issues Treasury bills weekly.

AAA Debt Rating is a grade given to high-quality investment grade bonds that indicates their credit quality. Private independent rating services such as Standard & Poor’s, Moody’s and Fitch provide these evaluations of a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion.

Alpha is a measure of a fund’s risk adjusted return. Alpha can be used to directly measure the value added or subtracted by a fund’s manager. It is calculated by measuring the difference between a fund’s actual returns and its expected performance given its level of market risk as measured by beta.

Beta is a measure of the volatility of a stock relative to the overall market. A beta of less than one indicates lower historical risk than the market; a beta of more than one indicates higher historical risk than the market.

The Citigroup non-U.S. Dollar World Government Bond Index measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

GDP, or Gross Domestic Product, is the market value of the goods and services produced by labor and property in the United States.

Modified Duration expresses the measurable change in the value of a security in response to a change in interest rates. The formula calculates the effect that a 1% change in interest rates will have on the price of a bond.

The MSCI EAFE Index® (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment.

The MSCI World® Index (Net) is a free float-adjusted market capitalization index that is designed to measure global developed markets equity performance. This series approximates the minimum possible dividend reinvestment.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Price to cash flow ratio is the price of a stock divided by its reported cash flow per share.

Relative strength is the rate that a stock falls relative to other stocks in a falling market or rises relative to other stocks in a rising market.

Return on equity represents the amount earned on a company’s common stock investment for a given period, calculated by dividing common stock equity into net income for the period after preferred stock dividends but before common stock dividends.

The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index.

The Russell 2500tm Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, and represents approximately 16% of the total market capitalization of the Russell 3000® Index.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on a fund’s most recent Form N-Q is also available at www.laudus.com.

 61

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.866.452.8387 Investment Professionals
1.800.447.3332 Individual Investors
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR45085-01

Semiannual Report September 30, 2009

COMMAND PERFORMANCETM

Laudus Rosenberg U.S. Equity Funds
Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Value Fund (closed to new investors)
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Fund (closed to new investors)
Laudus Rosenberg Long/Short Equity Fund (closed to new investors)

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
AXA Rosenberg Investment Management LLC

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for
the Report Period

Laudus Rosenberg U.S. Large Capitalization Fund

Investor Shares (Ticker Symbol: AXLVX)	24.57%
Select Shares (Ticker Symbol: AXLIX)	24.80%*
Benchmark: Russell 1000® Index	35.22%

Performance Details	pages 4-5

Laudus Rosenberg U.S. Large Capitalization Value Fund
(Ticker Symbol: LLCVX)[1]	27.76%

Benchmark: Russell 1000® Value Index	37.99%

Performance Details	pages 6-7

Laudus Rosenberg U.S. Discovery Fund

Investor Shares (Ticker Symbol: RDIVX)**	31.72%
Select Shares (Ticker Symbol: RDISX)**	31.89%
Benchmark: Russell 2500tm Index	44.40%

Performance Details	pages 8-9

Laudus Rosenberg U.S. Small Capitalization Fund

Investor Shares (Ticker Symbol: BRSCX)	36.81%
Select Shares (Ticker Symbol: USCIX)	36.89%
Adviser Shares (Ticker Symbol: LIFUX)	36.67%
Benchmark: Russell 2000® Index	43.95%

Performance Details	pages 10-11

Laudus Rosenberg Long/Short Equity Fund

Investor Shares (Ticker Symbol: BRMIX)	-3.93%*
Select Shares (Ticker Symbol: BMNIX)	-3.79%
Benchmark: 90-day T-bills	0.09%

Performance Details	pages 12-14

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Redemption fees charged on shares sold or exchanged 30 days or less after purchasing them may affect share level returns.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Small-company stocks are subject to greater volatility than other asset categories.

Small- and mid-capitalization funds typically carry additional risk since small- and mid-capitalization companies generally have a higher risk of failure.

Investments in long/short funds are riskier than some other forms of investments. Since they have both long and short portfolios, an investment will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of Funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, there is no assurance that the Manager will be successful.

The Fund uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund’s performance. AXA Rosenberg attempts to achieve returns for the Fund’s shareholders which exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, U.S. Treasury Bills are backed by the full faith and credit of the U.S. Government, U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.

Please see prospectus for further detail and investor eligibility requirements.

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also taking into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.

**	Effective August 12, 2009, the contractual expense limitation by the investment adviser reduced the net annual operating expenses of each share class to 0.95%

[1]	On July 27, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Laudus Rosenberg U.S. Equity Funds 1

From the President

Jeffrey Mortimer is President, CEO, and CIO of Laudus Funds and SVP of Charles Schwab Investment Management, Inc. He joined the firm in 1997 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past six months, the prices of many equity securities rebounded as investor confidence in financial markets and the economy returned. Before this rally, prices had been driven down significantly, reflected in the particularly bearish period that extended from late 2008 to early 2009, brought on by the credit crisis and economic recession. Since March of 2009, however, improvements in the financial markets and diminished concern over the depth and duration of the economic recession have encouraged a broad market recovery. For example, the Russell 1000 Index—a measure of the performance of the large-cap segment of the U.S. equity universe—returned 35.22%, while the Russell 2500 Index—a measure of the performance of the small to mid-cap segment of the U.S. equity universe—returned 44.40%.

Within the Laudus Rosenberg fund family, absolute returns in the funds, except the Long/Short Equity Fund, followed the general lift in prices. However, the price rebound generally rewarded the lowest quality stocks, while the Laudus Rosenberg preference for quality stocks caused the funds to underperform their respective benchmarks on a relative basis. The Laudus Rosenberg U.S. Small Capitalization Fund returned 36%, while the Laudus Rosenberg U.S. Large Capitalization Fund returned 24%. A blend of small- and mid-cap stocks, the Laudus Rosenberg U.S. Discovery Fund returned 31%. The Laudus Rosenberg Long/Short Equity Fund returned -4%.

The Laudus Rosenberg Funds are sub-advised by AXA Rosenberg Investment Management, LLC. Through the Laudus Rosenberg Funds offering, this distinctive approach to investment management is easily accessible to independent advisors and individual investors.

In closing, I would remind you that should you have any questions about the funds we are available to answer them at 1-800-447-3332.

Thank you for investing with us.

Sincerely,

2 Laudus Rosenberg U.S. Equity Funds

The Investment Environment

The past six months produced strongly positive returns in global capital markets, as nearly all major equity indexes gained more than 40%. Generally, international equity markets fared better than those in the U.S., while fixed income underperformed both. Commodity indexes gained value, but also underperformed the equity indexes. Globally, the gains were highly synchronized, exhibiting a pattern typical during the initial periods of global economic recovery.

In the U.S., large-cap stocks gained about 35% for the period, but with a wide spread between growth- and value-style equities, as value outperformed growth by about 5%. U.S. small-caps outperformed U.S. large-caps, gaining just under 44%. U.S. small-cap value stocks also outperformed growth. Internationally, the results were similar but stronger. International large-cap stocks returned over 50%, underperforming international small-cap stocks, which were up more than 60%. Emerging markets also gained more than 60%. As occurred in the U.S., international value stocks outperformed their growth counterparts, but the difference was greater, with value leading by more than 10%.

What caused these strong returns, especially during a relatively short period of time of six months? In essence, the credit crisis that began in the summer of 2007 decimated equity and commodity indexes throughout 2008 and into early 2009. But by the beginning of the report period, equity markets had fallen so far that investors were beginning to look for investment opportunities that the low prices presented. April and May of 2009 provided the strongest returns, as fears of a global depression began to give way to hopes for an economic recovery. While the timing and influence of the impacts of economic stimulus packages remained a topic of debate, most commentators agreed that initiatives like “Cash for Clunkers” in the U.S. and significant support for the banking system in Europe helped stabilize the global economy. Additionally, the debt levels of many non-U.S. economies were below those in the U.S., making a global recovery easier to sustain.

Problems remain, of course, and among them was a continuous rise in the U.S. unemployment rate, to 9.8% by the end of September. Cutbacks by U.S. consumers also continued early in the period, as even employed Americans feared losing their jobs. Roughly 65% of the U.S. economy, and a sizable influence around the globe, U.S. personal consumption has fallen to levels last seen in 2005. And the equity markets took note of this pullback, responding positively when it appeared that the consumption levels had stopped falling. Another notable factor was the increase in prices for industrial metals, such as nickel and copper, which as a group were up 47% during the period, indicating that commodity markets expected greater demand for these basic materials across the global economy.

From a global sector perspective, cyclical stocks led the more defensive groups during the period. Financial stocks were up more than 75% on average during the period, as investors looked for bargains in this beaten-down area. Materials stocks, up nearly 55%, and Industrials stocks, up about 50%, also did particularly well. Along with Financials and Consumer Discretionary stocks, up about 46%, the Materials and Industrials Sectors are widely considered to be more cyclical in nature, meaning the stocks in these groups tend to be more sensitive to the levels of global economic activity. Defensive groups such as Health Care (up 24%), Telecomm Service and Utilities (both up about 28%) performed well by any absolute measure but underperformed their more cyclical counterparts. Interestingly, the Energy Sector, one of the leaders during the strong equity markets leading up the global downturn, performed more in line with the defensive groups, gaining about 34%. Energy prices across the global commodity markets were up about 19% during the period, helping to support the stocks in the sector.

Among major developed economies, the best performers such as Spain and Australia gained more than 70% during the period. Many of the major European markets, such as the United Kingdom, Germany and France, were up around 50%. Japan and the U.S. were the relative laggards among major economies, both gaining more than 30%. The best equity markets for the period were generally emerging, with Brazil and Russia both returning more than 70% and some countries with smaller economies like Turkey and Indonesia gaining over 100%. China, up about 45%, was a relative underperformer among emerging markets countries.

The U.S. dollar lost more than 10% versus a basket of major currencies during the period, which enhanced the investment gains in non-U.S. markets for dollar-based investors. The dollar’s drop also impacted commodity prices, and most commodity indexes were up more than 20% for the six-month period. Crude oil gained about 25% for the period. Metals and agricultural prices also increased, partially in response to expectations of growing demand around the globe as the economic recovery takes hold.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Laudus Rosenberg U.S. Equity Funds 3

Laudus Rosenberg U.S. Large Capitalization Fund

The Laudus Rosenberg U.S. Large Capitalization Fund Investor Shares returned 24.57% for the six months ended September 30, 2009, underperforming the benchmark Russell 1000 Index, which returned 35.22%. The six-month reporting period coincided with a strong recovery in U.S. markets; since its mid-March low, the U.S. stock market has climbed steadily. While the Fund generally followed this trajectory, on a relative basis, its underperformance over the period was primarily attributable to stock selection across most sectors. The Fund’s overall sector allocation also detracted from the Fund’s relative return.

Over the six-month reporting period, as the market began its rebound, investors generally disregarded earnings, focusing instead on high-beta companies with relatively weak trailing and forward earnings. Such an environment is problematic for the Fund, which seeks to capitalize on stocks with both superior long-term earnings and those with accelerating near-term earnings growth. As the market eventually returns to an emphasis on fundamentals—as it historically has after such “high-beta” rallies—the Fund’s underlying valuation models should regain their merit.

Despite the Fund’s relative underperformance, returns were strongly positive across sectors. The largest contribution to the Fund’s absolute performance stemmed from the Information Technology sector, followed by Financials, Consumer Staples and Health Care. Relative to the Fund’s benchmark, the largest drag came from stock selection within the Consumer Discretionary sector. Stock selection among Financials—the benchmark’s strongest-performing sector for the period—also detracted, as did stock selection within the Health Care and Information Technology sectors and, to a lesser extent, within Industrials. The Fund’s more-defensive positioning than the benchmark also worked against it for the period; its overweights to Health Care and Consumer Staples detracted. The Fund’s underweight in Energy stocks worked in its favor, as those stocks lost momentum over the period.

From a market capitalization perspective, the Fund’s absolute performance for the period was strongest among the portfolio’s smaller companies within the large-cap universe (those with market caps under $10 billion). Stock selection among those companies detracted. The Fund’s overweight to those stocks added some value, but not enough to overcome the drag. Stock selection among slightly larger stocks also detracted. Among the largest-cap companies in the portfolio, the Fund’s stock selection contributed positively, but its overweight among those companies detracted, overshadowing the gain.

From a Price-to-Earnings (P/E) perspective, the largest contribution to the Fund’s absolute performance came from stocks with the lowest P/Es—12.5 or less—the strongest performers of the period. On a relative basis, the Fund’s overweight those stocks added some value, but its underweight to stocks with negative P/Es (companies that lost money during the previous 12 months) detracted from relative performance—compounded by weak stock selection among those companies. Stock selection also detracted among companies with P/Es in the 12.5-to-25 range. The Fund’s stock selection among stocks with P/Es between 30 and 35 added some value, but not enough to overcome the negatives.

From a Price-to-Book (P/B) standpoint, consistent with P/E measures, the largest contribution to the Fund’s absolute performance for the period came from stocks with P/Bs below 1.5. On a relative basis, although the Fund’s overweight of those stocks contributed notably for the period, stock selection within that range was a considerable drag, more than overshadowing the gain. Stock selection detracted across other P/B ranges as well. It did contribute, however, among higher-P/B stocks (between 4.5 and 6), boosted modestly by the Fund’s underweight to the benchmark within that P/B range.

As of 9/30/09:
 Fund Characteristics

Number of Securities	139
Avg. Market Capitalization

($Wtd. x 1,000,000)	$71,573
Portfolio Turnover

(One year trailing)	156%

Price to Earnings (P/E)	27.10

Price/Book Ratio (P/B)	2.07

Price to Cash Flow	10.14

Beta	1.04

Return on Equity	15.54%

Five-Year Earnings Growth	9.93%

 Fund Overview

	Investor Shares	Select Shares

Initial Investment	$100	$50,000
Inception Date	7/31/2002	6/19/2002
Total Net Assets ($ x 1,000)	$7,330	$89,478
Ticker Symbol	AXLVX	AXLIX
Cusip	51855Q853	51855Q101
NAV	$7.96	$7.94

Manager views and portfolio holdings may have changed since the report date.

4 Laudus Rosenberg U.S. Equity Funds

 Laudus Rosenberg U.S. Large Capitalization Fund

Performance Summary as of 9/30/09

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

July 31, 2002 – September 30, 2009
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

June 19, 2002 – September 30, 2009
Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (7/31/02)	24.57%	-13.45%	0.34%	3.05%
Select Shares (6/19/02)	24.80%*	-13.21%	0.66%	1.65%
Benchmark: Russell 1000® Index**	35.22%	-6.14%	1.49%	(7/31/02) 4.56%
				(6/19/02) 2.72%

Fund Expense Ratios2: Investor Shares: Net 1.14%; Gross 1.39% / Select Shares: Net 0.84%; Gross 0.99%

 Sector Weightings % of Investments3

Information Technology	23.3%

Health Care	19.9%

Financials	15.2%

Consumer Staples	14.0%

Consumer Discretionary	9.7%

Industrials	8.3%

Energy	4.7%

Utilities	3.3%

Materials	1.6%

Total	100.0%

 Top Equity Holdings % of Net Assets3

International Business Machines Corp.	4.7%

Johnson & Johnson	4.6%

Microsoft Corp.	4.2%

Philip Morris International, Inc.	3.9%

Hewlett-Packard Co.	3.2%

The Walt Disney Co.	3.0%

Bristol-Myers Squibb Co.	2.9%

Exxon Mobil Corp.	2.7%

JPMorgan Chase & Co.	2.5%

The Traveler Cos., Inc.	2.4%

Total	34.1%

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also taking into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.

**	Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index. Investors cannot invest directly in any index and index figures do not include trading and management costs.

[1]	Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of a Fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/11. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the financial highlights section of the financial statements.
[3]	Portfolio holdings are subject to change and may not represent current or future holdings.

Laudus Rosenberg U.S. Equity Funds 5

Laudus Rosenberg U.S. Large Capitalization Value Fund

The Laudus Rosenberg U.S. Large Capitalization Value Fund returned 27.76% for the six months ended September 30, 2009, underperforming the benchmark Russell 1000 Value Index, which returned 37.99%. The six-month reporting period coincided with a strong recovery in U.S. markets; since its mid-March low, the U.S. stock market has climbed steadily. While the Fund generally followed this trajectory, on a relative basis, its underperformance over the period was primarily attributable to stock selection across most sectors. The Fund’s overall sector allocation also detracted from the Fund’s relative return.

Despite the Fund’s relative underperformance, returns were strongly positive across multiple sectors. The largest contribution to the Fund’s absolute performance came from the Financials sector, followed by Health Care, Industrials and Consumer Staples. Relative to the Fund’s benchmark, however, the largest drags came from stock selection within the Financials and Consumer Discretionary sectors; the Fund’s underweight to Financials further dampened relative returns. Stock selection within Materials—the benchmark’s strongest-performing sector for the period—also detracted, as did stock selection within Industrials and Energy. However, the Fund’s allocation to Energy—it was underweight the benchmark—did add some value, as those stocks lost momentum over the period. The Fund’s more-defensive positioning than the benchmark also worked against it for the period; its overweights to Utilities and Health Care detracted.

From a market capitalization perspective, the Fund’s absolute performance for the period was strong across multiple ranges, with the exception of the largest companies (those over $150 billion). Relative to the benchmark, the Fund was generally overweight smaller companies and underweight the largest ones, which worked in the Fund’s favor for the quarter; however, the Fund’s stock selection across nearly all market-cap ranges detracted notably.

From a Price-to-Earnings (P/E) perspective, the largest contribution to the Fund’s absolute performance came from stocks with the lowest P/Es—12.5 or less—the strongest performers of the period. On a relative basis, however, the Fund’s stock selection among those companies detracted most from relative performance. The Fund’s significant underweight in stocks with negative P/Es (companies that lost money during the previous 12 months) also worked against it for the reporting period, compounded by weak stock selection among those companies.

From a Price-to-Book (P/B) standpoint, the largest contribution to the Fund’s absolute performance for the period came from stocks with P/Bs below 1.5, where nearly half the Fund was invested. On a relative basis against the benchmark, however, the Fund’s stock selection within that range detracted most significantly for the reporting period. The Fund’s overweight of stocks with P/Bs between 1.5 and 2.25 also detracted from relative performance, compounded by weak stock selection among those companies. The Fund’s stock selection across other P/E ranges had little net effect on relative performance, and its allocations across all other ranges contributed positively, but not enough to overcome the drag from the negatives.

As of 9/30/09:
 Fund Characteristics

Number of Securities	206
Avg. Market Capitalization

($Wtd. x 1,000,000)	$59,243
Portfolio Turnover

(One year trailing)	101%

Price to Earnings (P/E)	22.79

Price/Book Ratio (P/B)	1.60

Price to Cash Flow	9.21

Beta	1.09

Return on Equity	7.26%

Five-Year Earnings Growth	6.25%

 Fund Overview

Fund

Initial Investment	$100 (as of 5/5/09)
Inception Date	5/2/2005
Total Net Assets ($ x 1,000)	$24,251
Ticker Symbol	LLCVX
Cusip	51855Q101
NAV	$7.87

Manager views and portfolio holdings may have changed since the report date.

6 Laudus Rosenberg U.S. Equity Funds

 Laudus Rosenberg U.S. Large Capitalization Value Fund

Performance Summary as of 9/30/09

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

May 2, 2005 – September 30, 2009
Performance of a Hypothetical
$10,000 Investment1,4

 Average Annual Total Returns1,4

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Laudus Rosenberg U.S. Large Capitalization Value Fund (5/2/05)	27.76%	-16.62%	-0.52%
Benchmark: Russell 1000® Value Index*	37.99%	-10.62%	-0.94%

Fund Expense Ratios2: Net 0.84%; Gross 1.92%

 Sector Weightings % of Investments3

Financials	21.4%

Health Care	14.4%

Energy	10.7%

Consumer Discretionary	9.3%

Information Technology	9.0%

Consumer Staples	9.0%

Industrials	8.3%

Utilities	7.7%

Telecommunication Services	6.1%

Materials	4.1%

Total	100.0%

 Top Equity Holdings % of Net Assets3

Pfizer, Inc.	3.7%

Exxon Mobil Corp.	3.3%

AT&T, Inc.	3.1%

The Goldman Sachs Group, Inc.	2.7%

General Electric Co.	2.3%

Verizon Communications, Inc.	2.1%

JPMorgan Chase & Co.	2.0%

Bank of America Corp.	2.0%

Chevron Corp.	1.9%

Wells Fargo & Co.	1.9%

Total	25.0%

*	Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of a Fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/11. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the financial highlights section of the financial statements.
[3]	Portfolio holdings are subject to change and may not represent current or future holdings.
[4]	On July 27, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Laudus Rosenberg U.S. Equity Funds 7

Laudus Rosenberg U.S. Discovery Fund

The Laudus Rosenberg U.S. Discovery Fund Investor Shares returned 31.72% for the six months ended September 30, 2009, underperforming the benchmark Russell 2500 Index, which returned 44.40%. The six-month reporting period coincided with a strong recovery in U.S. markets; since its mid-March low, the U.S. stock market has climbed steadily. While the Fund generally followed this trajectory, on a relative basis, its underperformance over the period was primarily attributable to stock selection across most sectors. The Fund’s overall sector allocation also detracted from the Fund’s relative return.

Over the six-month reporting period, as the market began its rebound, investors generally disregarded earnings, focusing instead on high-beta companies with relatively weak trailing and forward earnings. Such an environment is problematic for the Fund, which seeks to capitalize on stocks with both superior long-term earnings and those with accelerating near-term earnings growth. As the market eventually returns to an emphasis on fundamentals—as it historically has after such “high-beta” rallies—the Fund’s underlying valuation models should regain their merit.

Despite the Fund’s relative underperformance, returns were strongly positive across multiple sectors. The largest contribution to the Fund’s absolute performance came from the Information Technology sector, followed by Consumer Discretionary, Financials and Health Care. Relative to the Fund’s benchmark, however, the Fund’s stock selection detracted across nearly all sectors. The largest drag came from stock selection within the Consumer Discretionary sector; stock selection also detracted significantly within the Health Care, Information Technology and Consumer Staples sectors. Only stock selection within Telecommunications Services contributed positively. Across allocations, the Fund’s underweight to Energy hurt relative performance. Its more-defensive positioning than the benchmark’s also worked against it for the period, as its overweights to Health Care and Consumer Staples detracted. Adding some value, however, were the Fund’s underweight to Financials and overweight to Information Technology.

From a market capitalization perspective, the Fund’s absolute performance for the period was strongest among the portfolio’s mid-range companies (those with market caps between $1.5 and $3 billion). On a relative basis, however, the Fund’s stocks in that range underperformed those of the benchmark; the same was true across most other market-cap ranges. The Fund’s overall allocation across market caps had little overall net effect.

From a Price-to-Earnings (P/E) perspective, the largest contribution to the Fund’s absolute performance came from stocks with the lowest P/Es—12.5 or less. On a relative basis, however, although the Fund’s overweight of those stocks contributed, its stocks underperformed those of the benchmark. The Fund’s stock selection also detracted among stocks with negative P/Es (companies than lost money during the pervious 12 months), compounded by the drag from its underweight of those stocks. Stock selection contributed somewhat, however, among stocks with P/Es between 17.5 and 30; and the Fund’s underweight of those stocks further contributed to relative performance.

From a Price-to-Book (P/B) standpoint, consistent with P/E measures, the largest contribution to the Fund’s absolute performance for the period came from stocks with P/Bs below 1.25. On a relative basis, however, the Fund’s stock selection within that range detracted significantly as the Fund’s stocks underperformed those of the benchmark. Stock selection detracted across most other P/B ranges, with the exception of stocks with P/Bs between 1.25 and 1.5. The Fund’s allocation across P/B ranges did add some relative value, however, most significantly among stocks with the lowest-P/B values, where the Fund was overweight the benchmark, and among stocks with P/Bs between 2 and 4, where the Fund was underweight.

As of 9/30/09:
 Fund Characteristics

Number of Securities	368
Avg. Market Capitalization

($Wtd. x 1,000,000)	$2,033
Portfolio Turnover

(One year trailing)	111%

Price to Earnings (P/E)	-278.26

Price/Book Ratio (P/B)	1.47

Price to Cash Flow	9.13

Beta	1.27

Return on Equity	-9.69%

Five-Year Earnings Growth	9.79%

 Fund Overview

	Investor Shares	Select Shares

Initial Investment	$100	$100
Inception Date	10/3/2001	9/4/2001
Total Net Assets ($ x 1,000)	$62,753	$163,718
Ticker Symbol	RDIVX	RDISX
Cusip	51855Q838	51855Q309
NAV	$12.25	$12.45

Manager views and portfolio holdings may have changed since the report date.

8 Laudus Rosenberg U.S. Equity Funds

 Laudus Rosenberg U.S. Discovery Fund

Performance Summary as of 9/30/09

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

October 3, 2001 – September 30, 2009
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

September 4, 2001 – September 30, 2009
Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (10/3/01)	31.72%	-17.60%	-0.22%	5.49%
Select Shares (9/4/01)	31.89%	-17.28%	0.15%	4.96%
Benchmark: Russell 2500tm Index*	44.40%	-5.68%	3.29%	(10/3/01) 6.93%
				(9/4/01) 7.74%

Fund Expense Ratios2: Investor Shares: Net 0.95%; Gross 1.15% / Select Shares: Net 0.95%; Gross 0.99%

 Sector Weightings % of Investments3

Information Technology	25.5%

Consumer Discretionary	17.0%

Financials	16.6%

Health Care	12.1%

Industrials	9.9%

Consumer Staples	8.2%

Materials	6.6%

Telecommunication Services	2.3%

Energy	1.0%

Utilities	0.8%

Total	100.0%

 Top Equity Holdings % of Net Assets3

CenturyTel, Inc.	2.1%

Inverness Medical Innovations, Inc.	1.6%

The Interpublic Group of Cos., Inc.	1.6%

Synopsys, Inc.	1.5%

Hasbro, Inc.	1.5%

Energizer Holdings, Inc.	1.5%

PartnerRe Ltd.	1.4%

Sybase, Inc.	1.4%

King Pharmaceuticals, Inc.	1.4%

Omnicare, Inc.	1.4%

Total	15.4%

*	Russell 2500tm Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, and represents approximately 18% of the total market capitalization of the Russell 3000® Index. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of a Fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/11. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the financial highlights section of the financial statements.
[3]	Portfolio holdings are subject to change and may not represent current or future holdings.

Laudus Rosenberg U.S. Equity Funds 9

Laudus Rosenberg U.S. Small Capitalization Fund

The Laudus Rosenberg U.S. Small Capitalization Fund Investor Shares returned 36.81% for the six months ended September 30, 2009, underperforming the benchmark Russell 2000 Index, which returned 43.95%. The six-month reporting period coincided with a strong recovery in U.S. markets; since its mid-March low, the U.S. stock market has climbed steadily. While the Fund generally followed this trajectory, on a relative basis, its underperformance over the period was primarily attributable to stock selection across most sectors. The Fund’s allocation across sectors contributed somewhat to the Fund’s relative return.

Despite the Fund’s relative underperformance, returns were strongly positive across multiple sectors. The largest contribution to the Fund’s absolute performance came from the Information Technology sector, followed by Consumer Discretionary, Financials and Industrials. Relative to the Fund’s benchmark, the largest drag came from stock selection within the Consumer Discretionary sector—accounting almost solely for the Fund’s underperformance, although stock selection within the Health Care sector also detracted. The Fund’s overweight to Consumer Discretionary, however, added value, as did its significant overweight in Information Technology and its underweight in Financials. The Fund’s underweight to Energy, however, detracted, as did its overweight to Consumer Staples.

From a market capitalization perspective, the Fund’s absolute performance for the period was strongest among the portfolio’s stocks with market caps between $300 and $700 million. Relative to the benchmark, the Fund’s underweighting of the smallest stocks—those with market caps under $300 million—dragged on performance, and stock selection among those companies detracted further. In fact, stock selection across most market-cap ranges detracted with the exception of stocks in the $1.5 to $3 billion range, where the Fund’s stocks outperformed those of the benchmark. The Fund’s overweight to the benchmark among those stocks, however, dampened some of that contribution.

From a Price-to-Earnings (P/E) perspective, the largest contribution to the Fund’s absolute performance came from stocks with P/Es less than 12.5. On a relative basis, however, the Fund’s stock selection among those companies detracted most, although its overweighting of those stocks mitigated some of the downside. The Fund’s significant underweight in stocks with negative P/Es (companies that lost money during the pervious 12 months) worked against it for the reporting period, as those stocks were among the strongest performers. The Fund’s stock selection among those companies further detracted from relative performance. The Fund’s stock selection within the 17.5-to-25 P/E range, however, contributed.

From a Price-to-Book (P/B) standpoint, consistent with P/E measures, the largest contribution to the Fund’s absolute performance for the period came from stocks with P/Bs below 1.25. On a relative basis, however, the Fund’s stock selection among those companies detracted significantly as the Fund’s stocks underperformed those of the benchmark. Stock selection detracted across most other P/B ranges, with the exception of stocks with P/Bs between 1.5 and 2. The Fund’s allocation across P/B ranges did add relative value, most significantly among stocks with the lowest P/B values, where the Fund was overweight the benchmark, and among stocks with P/Bs of 2 or more, where the Fund was underweight.

As of 9/30/09:
 Fund Characteristics

Number of Securities	380
Avg. Market Capitalization

($Wtd. x 1,000,000)	$914
Portfolio Turnover

(One year trailing)	115%

Price to Earnings (P/E)	150.01

Price/Book Ratio (P/B)	1.38

Price to Cash Flow	9.83

Beta	1.33

Return on Equity	-0.57%

Five-Year Earnings Growth	11.09%

 Fund Overview

	Investor Shares	Select Shares	Adviser Shares

Initial Investment	$100	$50,000	$100,000
Inception Date	10/22/1996	2/22/1989	1/21/1997
Total Net Assets ($ x 1,000)	$108,660	$164,833	$11,197
Ticker Symbol	BRSCX	USCIX	LIFUX
Cusip	51855Q820	51855Q408	51855Q739
NAV	$5.91	$6.16	$6.00

Manager views and portfolio holdings may have changed since the report date.

10 Laudus Rosenberg U.S. Equity Funds

 Laudus Rosenberg U.S. Small Capitalization Fund

Performance Summary as of 9/30/09

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

September 30, 1999 – September 30, 2009
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

September 30, 1999 – September 30, 2009
Performance of a Hypothetical
$50,000 Investment in Select Shares1

September 30, 1999 – September 30, 2009
Performance of a Hypothetical
$100,000 Investment in Adviser Shares1

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (10/22/96)	36.81%	-19.79%	-2.48%	4.87%
Select Shares (2/22/89)	36.89%	-19.48%	-2.13%	5.20%
Adviser Shares (1/21/97)	36.67%	-19.65%	-2.38%	4.96%
Benchmark: Russell 2000® Index*	43.95%	-9.55%	2.41%	4.88%

Fund Expense Ratios2: Investor Shares: 1.37% / Select Shares: 1.00% / Adviser Shares: 1.25%

 Sector Weightings % of Investments3

Information Technology	28.9%

Consumer Discretionary	19.1%

Financials	16.1%

Industrials	13.5%

Health Care	11.0%

Consumer Staples	5.3%

Materials	4.4%

Energy	1.1%

Telecommunication Services	0.6%

Total	100.0%

 Top Equity Holdings % of Net Assets3

The Warnaco Group, Inc.	2.1%

Skyworks Solutions, Inc.	1.9%

3Com Corp.	1.9%

Rock-Tenn Co., Class A	1.9%

Platinum Underwriters Holdings Ltd.	1.5%

Medicis Pharmaceutical Corp., Class A	1.4%

Argo Group International Holdings Ltd.	1.2%

Lawson Software, Inc.	1.2%

Quest Software, Inc.	1.2%

QAD, Inc.	1.2%

Total	15.5%

*	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and represents approximately 8% of the total market capitalization of the Russell 3000® Index. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of a Fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower.
[2]	As stated in the prospectus. Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the financial highlights section of the financial statements.
[3]	Portfolio holdings are subject to change and may not represent current or future holdings.

Laudus Rosenberg U.S. Equity Funds 11

Laudus Rosenberg Long/Short Equity Fund

The Laudus Rosenberg Long/Short Equity Fund Investor Shares returned -3.93% for the six months ended September 30, 2009, underperforming the benchmark 90-day Treasury bills, which returned 0.09%. The six-month reporting period coincided with a strong recovery in U.S. markets; since its mid-March low, the U.S. stock market has climbed steadily. While the Fund’s long positions generally followed this trajectory, its shorts did as well, and over the period the Fund’s long positions underperformed its shorts.

From a sector standpoint, the largest drag to Fund performance came from the Energy sector, where the Fund held a net short position (its shorts were twice as large as its longs). Drags also came from Industrials: Although the Fund’s short positions were only slightly larger than its longs, the shorts significantly outperformed the long positions. In the Materials sector, the Fund’s shorts also outpaced its long positions. And in the Health Care sector, although the Fund was net long, its short positions dragged on the contribution from its longs. Some sectors did contribute positively, however. The greatest positive contribution came from Financials, where the Fund was net long, and its long positions outpaced its shorts. Both the Consumer Discretionary and Consumer Staples sectors contributed positively; the Fund was net long in both sectors.

From a market capitalization perspective, the Fund lost ground across a broad range of market caps. Among the smallest companies in the portfolio (with market caps of less than $5 million), the Fund’s shorts were particularly damaging, as those stocks significantly outperformed the Fund’s long positions. From a Price-to-Earnings (P/E) standpoint, the Fund suffered across nearly all ranges, with the exception of stocks with P/Es between 30 and 35, where despite a net short exposure, the Fund’s longs outperformed its shorts. And from a Price-to-Book (P/B) perspective, the Fund experienced negative contributions across all P/B ranges.

As of 9/30/09:
 Fund Characteristics

	Long	Short

Number of Securities	203	217
Avg. Market Capitalization ($Wtd. x 1,000,000)	28,308	23,587
Portfolio Turnover (One year trailing)	174%	226%
Price to Earnings (P/E)	-32.19	-22.64
Price to Book (P/B)	1.66	2.69
Price to Cash Flow	9.34	12.74
Beta	1.24	1.31
Return on Equity	-8.40%	-24.65%
Five-Year Earnings Growth	9.98%	19.23%
 Fund Overview

	Investor Shares	Select Shares

Initial Investment	$100	$50,000
Inception Date	12/18/1997	12/16/1997
Total Net Assets ($ x 1,000)	$6,088	$36,952
Ticker Symbol	BRMIX	BMNIX
Cusip	51855Q838	51855Q309
NAV	$8.54	$8.62

Manager views and portfolio holdings may have changed since the report date.

12 Laudus Rosenberg U.S. Equity Funds

 Laudus Rosenberg Long/Short Equity Fund

Performance Summary as of 9/30/09

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

September 30, 1999 – September 30, 2009
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

September 30, 1999 – September 30, 2009
Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (12/18/97)	-3.93%*	-15.84%	-2.10%	1.86%
Select Shares (12/16/97)	-3.79%	-15.65%	-1.78%	2.17%
Benchmark: 90-day T-bills	0.09%	0.24%	3.05%	3.01%

Fund Expense Ratios2: Investor Shares: 3.83% / Select Shares: 3.47%

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also taking into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[1]	Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of a Fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower.
[2]	As stated in the prospectus. Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the financial highlights section of the financial statements.

Laudus Rosenberg U.S. Equity Funds 13

Performance Summary as of 9/30/09

Long Equity Positions

 Sector Weightings % of Investments1

Information Technology	19.9%

Health Care	19.5%

Financials	15.8%

Industrials	12.9%

Consumer Discretionary	12.7%

Consumer Staples	5.4%

Materials	5.4%

Energy	4.6%

Utilities	3.1%

Telecommunication Services	0.7%

Total	100.0%

 Top Equity Holdings % of Net Assets1

Wells Fargo & Co.	1.8%

JPMorgan Chase & Co.	1.7%

Chevron Corp.	1.6%

The Walt Disney Co.	1.6%

Lawson Software, Inc.	1.5%

Mylan, Inc.	1.2%

Goodrich Corp.	1.1%

Amgen, Inc.	1.1%

United Online, Inc.	1.1%

Union Pacific Corp.	1.1%

Total	13.8%

Short Equity Positions

 Sector Weightings % of Short Positions1

Financials	22.2%

Health Care	19.1%

Information Technology	17.6%

Industrials	10.1%

Materials	9.6%

Energy	8.2%

Consumer Discretionary	6.5%

Consumer Staples	4.5%

Telecommunication Services	2.2%

Total	100.0%

 Top Equity Holdings % of Net Assets1

The Procter & Gamble Co.	1.5%

QUALCOMM, Inc.	1.5%

ConocoPhillips	1.4%

Exelixis, Inc.	1.2%

DealerTrack Holdings, Inc.	1.1%

Abbott Laboratories	1.1%

Metlife, Inc.	1.0%

Monsanto Co.	1.0%

Salesforce.com, Inc.	0.9%

United Parcel Service, Inc., Class B	0.9%

Total	11.6%

[1]	Portfolio holdings are subject to change and may not represent current or future holdings.

14 Laudus Rosenberg U.S. Equity Funds

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for period beginning April 1, 2009 and held through September 30, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 4/1/09	at 9/30/09	4/1/09–9/30/09

Laudus Rosenberg U.S. Large Capitalization Fund
Investor Shares
Actual Return	1.14%	$1,000	$1,245.70	$6.42
Hypothetical 5% Return	1.14%	$1,000	$1,019.35	$5.77
Select Shares
Actual Return	0.84%	$1,000	$1,246.50	$4.73
Hypothetical 5% Return	0.84%	$1,000	$1,020.86	$4.26

Laudus Rosenberg U.S. Large Capitalization Value Fund
Actual Return	0.84%	$1,000	$1,277.60	$4.80
Hypothetical 5% Return	0.84%	$1,000	$1,020.86	$4.26

Laudus Rosenberg U.S. Discovery Fund
Investor Shares
Actual Return	1.33%	$1,000	$1,317.20	$7.73
Hypothetical 5% Return	1.33%	$1,000	$1,018.40	$6.73
Select Shares
Actual Return	1.02%	$1,000	$1,318.90	$5.93
Hypothetical 5% Return	1.02%	$1,000	$1,019.95	$5.16

Laudus Rosenberg U.S. Small Capitalization Fund
Investor Shares
Actual Return	1.40%	$1,000	$1,368.10	$8.31
Hypothetical 5% Return	1.40%	$1,000	$1,018.05	$7.08
Select Shares
Actual Return	1.03%	$1,000	$1,368.90	$6.12
Hypothetical 5% Return	1.03%	$1,000	$1,019.90	$5.22
Adviser Shares
Actual Return	1.25%	$1,000	$1,366.70	$7.42
Hypothetical 5% Return	1.25%	$1,000	$1,018.80	$6.33

Laudus Rosenberg Long/Short Equity Fund
Investor Shares
Actual Return	3.29%	$1,000	$959.60	$16.16
Hypothetical 5% Return	3.29%	$1,000	$1,008.57	$16.57
Select Shares
Actual Return	2.99%	$1,000	$962.10	$14.71
Hypothetical 5% Return	2.99%	$1,000	$1,010.08	$15.07

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 365 days of the fiscal year.

Laudus Rosenberg U.S. Equity Funds 15

Laudus Rosenberg U.S. Large Capitalization Fund

Financial Statements

Financial Highlights

	4/1/09–		4/1/08–	4/1/07–	4/1/06–	4/1/05–	4/1/04–
Investor Shares	9/30/09*		3/31/09	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)

Net asset value at beginning of period	6.39		10.38	13.21	12.36	11.81	10.96

Income (loss) from investment operations:
Net investment income (loss)	0.05	[1]	0.11 [1]	0.06 [1]	0.07 [1]	0.06 [1]	0.08 [1]
Net realized and unrealized gains (losses)	1.52		(4.01)	(0.72)	1.25	1.63	0.93

Total from investment operations	1.57		(3.90)	(0.66)	1.32	1.69	1.01
Less distributions:
Distributions from net investment income	—		(0.09)	(0.06)	(0.05)	(0.07)	(0.07)
Distributions from net realized gains	—		—	(2.11)	(0.42)	(1.07)	(0.09)

Total distributions	—		(0.09)	(2.17)	(0.47)	(1.14)	(0.16)

Net asset value at end of period	7.96		6.39	10.38	13.21	12.36	11.81

Total return (%)	24.57	[2]	(37.61)	(6.61)	10.69	14.57	9.22

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.14	[3]	1.15	1.31 [4]	1.30 [4]	1.33	1.35
Gross operating expenses	1.42	[3]	1.39	1.40	1.38	1.52	1.58
Net investment income (loss)	1.27	[3]	1.25	0.45	0.52	0.50	0.69
Portfolio turnover rate	71	[2]	153 [5]	166	144	144	128
Net assets, end of period ($ x 1,000)	7,330		7,951	9,017	10,074	10,026	2,786

	4/1/09–		4/1/08–	4/1/07–	4/1/06–	4/1/05–	4/1/04–
Select Shares	9/30/09*		3/31/09[6]	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)

Net asset value at beginning of period	6.37		10.38	13.21	12.35	11.79	10.92

Income (loss) from investment operations:
Net investment income (loss)	0.06	[1]	0.14 [1]	0.10 [1]	0.10 [1]	0.10 [1]	0.11 [1]
Net realized and unrealized gains (losses)	1.51		(4.02)	(0.71)	1.27	1.62	0.94

Total from investment operations	1.57		(3.88)	(0.61)	1.37	1.72	1.05
Less distributions:
Distributions from net investment income	—		(0.13)	(0.11)	(0.09)	(0.09)	(0.09)
Distributions from net realized gains	—		—	(2.11)	(0.42)	(1.07)	(0.09)

Total distributions	—		(0.13)	(2.22)	(0.51)	(1.16)	(0.18)

Net asset value at end of period	7.94		6.37	10.38	13.21	12.35	11.79

Total return (%)	24.65	[2]	(37.50)	(6.30)	11.10	14.90	9.66

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.84	[3]	0.85 [7]	1.00 [8]	1.00 [8]	1.01	0.99
Gross operating expenses	1.00	[3]	0.99	1.01	1.01	1.14	1.23
Net investment income (loss)	1.53	[3]	1.59	0.77	0.81	0.80	0.96
Portfolio turnover rate	71	[2]	153 [5]	166	144	144	128
Net assets, end of period ($ x 1,000)	89,478		52,891	83,783	94,921	54,296	44,559

* Unaudited.
1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 1.29%, if interest expenses had not been included.
5 Portfolio turnover excludes the impact of assets resulting from a merger with another fund..
6 Effective July 31, 2008, the Institutional Shares were redesignated as Select Shares.
7 The ratio of net operating expenses would have been .84%, if interest expense had not been included.
8 The ratio of net operating expenses would have been .99%, if interest expense had not been included.

16 See financial notes

 Laudus Rosenberg U.S. Large Capitalization Fund

Portfolio Holdings as of September 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Common Stock	83,875,850	96,164,826

99.3%	Total Investments	83,875,850	96,164,826
0.7%	Other Assets and Liabilities, Net		643,260

100.0%	Net Assets		96,808,086

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Automobiles & Components 0.3%
Johnson Controls, Inc.	4,410	112,720
The Goodyear Tire & Rubber Co. *	11,940	203,338

		316,058

Banks 2.8%
BB&T Corp.	5,790	157,720
Hudson City Bancorp, Inc.	6,730	88,499
New York Community Bancorp, Inc.	37,400	427,108
U.S. Bancorp	34,800	760,728
Wells Fargo & Co.	45,400	1,279,372

		2,713,427

Capital Goods 7.4%
General Dynamics Corp.	32,400	2,093,040
General Electric Co.	93,600	1,536,912
Goodrich Corp.	13,200	717,288
L-3 Communications Holdings, Inc.	12,500	1,004,000
Oshkosh Corp.	2,760	85,367
Raytheon Co.	35,400	1,698,138

		7,134,745

Commercial & Professional Supplies 0.9%
Avery Dennison Corp.	10,600	381,706
Manpower, Inc.	8,700	493,377
R.R. Donnelley & Sons Co.	290	6,165

		881,248

Consumer Durables & Apparel 1.5%
Coach, Inc.	32,900	1,083,068
Jones Apparel Group, Inc.	680	12,193
Newell Rubbermaid, Inc.	26,680	418,609

		1,513,870

Diversified Financials 6.4%
American Express Co.	7,400	250,860
Ameriprise Financial, Inc.	23,300	846,489
Bank of America Corp.	85,180	1,441,245
Discover Financial Services	18,260	296,360
JPMorgan Chase & Co.	55,100	2,414,482
The Goldman Sachs Group, Inc.	5,200	958,620

		6,208,056

Energy 4.7%
Chevron Corp.	15,100	1,063,493
ConocoPhillips	6,900	311,604
Exxon Mobil Corp.	37,900	2,600,319
Pioneer Natural Resources Co.	2,390	86,733
Schlumberger Ltd.	7,850	467,860

		4,530,009

Food & Staples Retailing 2.6%
CVS Caremark Corp.	45,100	1,611,874
Safeway, Inc.	44,500	877,540

		2,489,414

Food, Beverage & Tobacco 9.6%
Coca-Cola Enterprises, Inc.	10,080	215,813
ConAgra Foods, Inc.	46,300	1,003,784
Kellogg Co.	23,200	1,142,136
Kraft Foods, Inc., Class A	17,981	472,361
Lorillard, Inc.	13,920	1,034,256
Philip Morris International, Inc.	78,200	3,811,468
Sara Lee Corp.	74,200	826,588
The Pepsi Bottling Group, Inc.	11,580	421,975
Tyson Foods, Inc., Class A	27,950	353,008

		9,281,389

Health Care Equipment & Services 5.1%
Boston Scientific Corp. *	25,340	268,351
Cardinal Health, Inc.	4,270	114,436
CIGNA Corp.	25,500	716,295
Express Scripts, Inc. *	70	5,431
Hologic, Inc. *	7,900	129,086
Humana, Inc. *	18,100	675,130
Omnicare, Inc.	11,200	252,224
UnitedHealth Group, Inc.	39,140	980,065
WellPoint, Inc. *	37,250	1,764,160

		4,905,178

Household & Personal Products 1.8%
Energizer Holdings, Inc. *	6,271	416,018
The Clorox Co.	14,400	847,008
The Estee Lauder Cos., Inc., Class A	9,900	367,092
The Procter & Gamble Co.	1,850	107,152

		1,737,270

Insurance 5.5%
Arch Capital Group Ltd. *	2,950	199,243

See financial notes 17

 Laudus Rosenberg U.S. Large Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Assurant, Inc.	3,270	104,836
CNA Financial Corp. *	1,430	34,520
Everest Re Group Ltd.	5,510	483,227
First American Corp.	10,200	330,174
PartnerRe Ltd.	5,590	430,095
Prudential Financial, Inc.	13,020	649,828
The Travelers Cos., Inc.	47,500	2,338,425
Unum Group	35,120	752,973

		5,323,321

Materials 1.6%
Eastman Chemical Co.	5,880	314,815
Owens-Illinois, Inc. *	10,200	376,380
PPG Industries, Inc.	4,599	267,708
Sealed Air Corp.	8,900	174,707
The Lubrizol Corp.	5,582	398,890

		1,532,500

Media 3.3%
The Walt Disney Co.	106,300	2,918,998
The Washington Post Co., Class B	580	271,486

		3,190,484

Pharmaceuticals, Biotechnology & Life Sciences 14.7%
Amgen, Inc. *	27,132	1,634,160
Bristol-Myers Squibb Co.	123,800	2,787,976
Forest Laboratories, Inc. *	27,800	818,432
Johnson & Johnson	72,700	4,426,703
King Pharmaceuticals, Inc. *	27,100	291,867
Merck & Co., Inc. *	40,850	1,292,086
Mylan, Inc. *	27,100	433,871
Pfizer, Inc.	134,300	2,222,665
Watson Pharmaceuticals, Inc. *	8,910	326,462

		14,234,222

Real Estate 0.4%
ProLogis	9,700	115,624
Simon Property Group, Inc.	2,828	196,348
Vornado Realty Trust	1,369	88,177

		400,149

Retailing 4.4%
AutoNation, Inc. *	7,300	131,984
Expedia, Inc. *	16,750	401,163
GameStop Corp., Class A *	10,850	287,200
Limited Brands, Inc.	29,500	501,205
Priceline.com, Inc. *	3,259	540,407
RadioShack Corp.	14,400	238,608
Ross Stores, Inc.	2,400	114,648
The Gap, Inc.	32,250	690,150
The TJX Cos., Inc.	36,527	1,356,978

		4,262,343

Semiconductors & Semiconductor Equipment 1.8%
Advanced Micro Devices, Inc. *	50,700	286,962
Cypress Semiconductor Corp. *	15,200	157,016
Intersil Corp., Class A	11,770	180,199
LSI Corp. *	66,400	364,536
Maxim Integrated Products, Inc.	570	10,340
Micron Technology, Inc. *	28,000	229,600
ON Semiconductor Corp. *	41,600	343,200
RF Micro Devices, Inc. *	21,100	114,573
Teradyne, Inc. *	6,880	63,640

		1,750,066

Software & Services 9.5%
Affiliated Computer Services, Inc., Class A *	4,120	223,180
Amdocs Ltd. *	21,300	572,544
BMC Software, Inc. *	20,100	754,353
CA, Inc.	40,500	890,595
Cadence Design Systems, Inc. *	28,500	209,190
Computer Sciences Corp. *	15,900	838,089
eBay, Inc. *	960	22,666
Electronic Arts, Inc. *	14,080	268,224
Microsoft Corp.	159,500	4,129,455
Novell, Inc. *	38,700	174,537
Oracle Corp.	35,569	741,258
VeriSign, Inc. *	17,420	412,680

		9,236,771

Technology Hardware & Equipment 11.8%
3Com Corp. *	38,900	203,447
Apple, Inc. *	400	74,148
Arris Group, Inc. *	11,900	154,819
Arrow Electronics, Inc. *	13,500	380,025
Avnet, Inc. *	16,400	425,908
Brocade Communications Systems, Inc. *	2,590	20,357
Harris Corp.	8,200	308,320
Hewlett-Packard Co.	64,910	3,064,401
International Business Machines Corp.	37,800	4,521,258
Lexmark International, Inc., Class A *	6,780	146,041
Motorola, Inc.	14,290	122,751
QUALCOMM, Inc.	17,350	780,403
SanDisk Corp. *	18,470	400,799
Seagate Technology	24,560	373,558
Tellabs, Inc. *	37,895	262,234
Vishay Intertechnology, Inc. *	20,500	161,950

		11,400,419

Utilities 3.2%
Ameren Corp.	22,600	571,328
DTE Energy Co.	17,500	614,950
MDU Resources Group, Inc.	3,700	77,145
NiSource, Inc.	26,500	368,085
ONEOK, Inc.	3,160	115,719
PG&E Corp.	34,000	1,376,660

		3,123,887

Total Common Stock (Cost $83,875,850)		96,164,826

End of Investments.

18 See financial notes

 Laudus Rosenberg U.S. Large Capitalization Fund

Portfolio Holdings (Unaudited) continued

At 09/30/09, the tax basis cost of the fund’s investments was $85,034,563 and the unrealized appreciation and depreciation were $11,807,727 and ($677,464), respectively, with a net unrealized appreciation of $11,130,263.

*	Non-income producing security.

See financial notes 19

 Laudus Rosenberg U.S. Large Capitalization Fund

Statement of
Assets and Liabilities
As of September 30, 2009; unaudited.

Assets
Investments, at value (cost $83,875,850)		$96,164,826
Receivables:
Investments sold		3,050,396
Dividends		173,878
Fund shares sold		67,261
Interest		97
Prepaid expenses	+	9,506

Total assets		99,465,964

Liabilities
Payables:
Investments bought		1,330,483
Due to custodian		1,153,052
Fund shares redeemed		119,383
Investment adviser fees		5,134
Distribution and shareholder services fees		3,842
Trustee’s retirement plan		2,766
Accrued expenses	+	43,218

Total liabilities		2,657,878

Net Assets
Total assets		99,465,964
Total liabilities	—	2,657,878

Net assets		$96,808,086
Net Assets by Source
Capital received from investors		121,966,696
Net investment income not yet distributed		986,810
Net realized capital losses		(38,434,396)
Net unrealized capital gains		12,288,976

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$7,329,949		921,379		$7.96
Select Shares	$89,478,137		11,262,397		$7.94

20 See financial notes

 Laudus Rosenberg U.S. Large Capitalization Fund

Statement of
Operations
For April 1, 2009 through September 30, 2009; unaudited.

Investment Income
Dividends		$1,036,886
Interest	+	1,815

Total Investment Income		1,038,701

Expenses
Investment adviser fees		328,414
Professional fees		23,960
Accounting and administration fees		21,065
Shareholder reports		13,033
Registration fees		12,968
Transfer agent fees		12,920
Custodian fees		11,818
Distribution and shareholder services fees (Investor Shares )		9,896
Trustees’ fees		6,761
Sub-Accounting fees (Investor Shares )		5,937
Interest expense		597
Other expenses	+	8,156

Total expenses		455,525
Expense reduction by adviser	—	75,239
Custody credits	—	9

Net expenses		380,277

Realized and Unrealized Gains and Losses
Net realized losses on investments		(879,658)
Net unrealized gains on investments		18,750,811

Increase (Decrease) in Net Assets from Operations
Total investment income		1,038,701
Net expenses	—	380,277

Net investment income		658,424
Net realized losses		(879,658)
Net unrealized gains	+	18,750,811

Increase in net assets from operations		$18,529,577

See financial notes 21

 Laudus Rosenberg U.S. Large Capitalization Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

		4/1/09-9/30/09	4/1/08-3/31/09
Net investment income		$658,424	$1,254,011
Net realized losses		(879,658)	(29,736,001)
Net unrealized gains (losses)	+	18,750,811	(7,650,246)

Increase (Decrease) in net assets from operations		18,529,577	(36,132,236)

Distributions to Shareholders[1,2]

Distributions from net investment income
Investor Shares		—	73,064
Select Shares	+	—	1,076,584

Total distributions from net investment income		—	1,149,648

Total distributions		$—	$1,149,648

Transactions in Fund Shares[1,2]

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		46,448	$325,304	284,141	$2,506,291
Select Shares	+	6,060,896	42,434,148	3,349,677	28,198,028

Total shares sold		6,107,344	$42,759,452	3,633,818	$30,704,319

Issued in connection with merger
Investor Shares		—	$—	412,246	$2,713,243
Select Shares	+	—	—	1,075,587	7,059,329

Total shares issued in connection with merger		—	$—	1,487,833	$9,772,572

Shares Reinvested
Investor Shares		—	$—	9,802	$68,616
Select Shares	+	—	—	129,058	899,538

Total shares reinvested		—	$—	138,860	$968,154

Shares Redeemed
Investor Shares		(368,923)	($2,695,035)	(330,657)	($2,967,042)
Select Shares	+	(3,096,172)	(22,628,041)	(4,330,234)	(33,154,277)

Total shares redeemed		(3,465,095)	($25,323,076)	(4,660,891)	($36,121,319)

Net transactions in fund shares		2,642,249	$17,436,376	599,620	$5,323,726

Shares Outstanding and Net Assets

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,541,527	$60,842,133	8,941,907	$92,800,291
Total increase or decrease	+	2,642,249	35,965,953	599,620	(31,958,158)

End of period		12,183,776	$96,808,086	9,541,527	$60,842,133

Net investment income not yet distributed			$986,810		$328,386

1 Effective July 31, 2008, the Institutional Shares were redesignated as Select Shares.
2 Effective March 26, 2009, all of the assets and liabilities of the Laudus Rosenberg U.S. Large Capitalization Growth Fund were transferred to the Laudus Rosenberg U.S. Large Capitalization Fund.

22 See financial notes

Laudus Rosenberg U.S. Large Capitalization Value Fund

Financial Statements

Financial Highlights1

	4/1/09–		4/1/08–	4/1/07–	4/1/06–	5/2/05[2]–
	9/30/09*		3/31/09	3/31/08	3/31/07	3/31/06

Per-Share Data ($)

Net asset value at beginning of period	6.16		10.47	12.74	11.89	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11	[3]	0.20 [3]	0.16 [3]	0.15 [3]	0.18	[3]
Net realized and unrealized gains (losses)	1.60		(4.44)	(0.73)	1.45	1.79

Total from investment operations	1.71		(4.24)	(0.57)	1.60	1.97
Less distributions:
Distributions from net investment income	—		(0.07)	(0.17)	(0.26)	(0.02)
Distributions from net realized gains	—		—	(1.53)	(0.49)	(0.06)

Total Distributions	—		(0.07)	(1.70)	(0.75)	0.08

Net asset value at end of period	7.87		6.16	10.47	12.74	11.89

Total return (%)	27.76	[4]	(40.60)	(5.29)	13.55	19.83	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.84	[5]	0.84	1.01 [6]	0.99	0.49	[5]
Gross operating expenses	1.39	[5]	1.92	2.88	2.37	2.41	[5]
Net investment income (loss)	1.82	[5]	2.66	1.32	1.22	1.82	[5]
Portfolio turnover rate	58	[4]	63	61	108	81	[4]
Net assets, end of period ($ x 1,000)	24,251		19,451	5,765	6,058	6,694

*	Unaudited.
[1]	Effective July 27, 2009, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of net operating expenses would have been 0.99%, if interest expenses had not been included.

See financial notes 23

 Laudus Rosenberg U.S. Large Capitalization Value Fund

Portfolio Holdings as of September 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

			Cost	Value
Holdings by Category			($)	($)

99.6%		Common Stock	21,375,567	24,159,065
0.6%		Other Investment Company	128,513	128,513

100.2%		Total Investments	21,504,080	24,287,578
(0	.2)%	Other Assets and Liabilities, Net		(36,415)

100.0%		Net Assets		24,251,163

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 1.5%
Ford Motor Co. *	36,580	263,742
Johnson Controls, Inc.	4,150	106,074

		369,816

Banks 5.3%
BB&T Corp.	11,600	315,984
First Citizens BancShares, Inc., Class A	200	31,820
Hudson City Bancorp, Inc.	6,400	84,160
M&T Bank Corp.	120	7,478
New York Community Bancorp, Inc.	100	1,142
PNC Financial Services Group, Inc.	1,100	53,449
U.S. Bancorp	15,700	343,202
Wells Fargo & Co.	16,130	454,544

		1,291,779

Capital Goods 5.7%
Armstrong World Industries, Inc. *	300	10,338
Carlisle Cos., Inc.	1,000	33,910
Crane Co.	540	13,937
General Cable Corp. *	1,100	43,065
General Dynamics Corp.	3,900	251,940
General Electric Co.	34,600	568,132
Hubbell, Inc., Class B	100	4,200
KBR, Inc.	3,000	69,870
L-3 Communications Holdings, Inc.	2,000	160,640
Oshkosh Corp.	1,500	46,395
Raytheon Co.	2,820	135,276
SPX Corp.	400	24,508
The Stanley Works	700	29,883

		1,392,094

Commercial & Professional Supplies 0.7%
Manpower, Inc.	1,400	79,394
R.R. Donnelley & Sons Co.	2,550	54,213
Waste Management, Inc.	1,100	32,802

		166,409

Consumer Durables & Apparel 0.9%
Jarden Corp.	1,870	52,491
Mattel, Inc.	1,700	31,382
Newell Rubbermaid, Inc.	4,400	69,036
Phillips-Van Heusen Corp.	400	17,116
Whirlpool Corp.	700	48,972

		218,997

Consumer Services 0.2%
Career Education Corp. *	200	4,876
Service Corp. International	5,000	35,050

		39,926

Diversified Financials 9.7%
American Express Co.	600	20,340
AmeriCredit Corp. *	1,300	20,527
Ameriprise Financial, Inc.	4,700	170,751
Bank of America Corp.	29,000	490,680
Bank of New York Mellon Corp.	11,100	321,789
Discover Financial Services	8,600	139,578
Investment Technology Group, Inc. *	900	25,128
JPMorgan Chase & Co.	11,300	495,166
The Goldman Sachs Group, Inc.	3,600	663,660

		2,347,619

Energy 10.7%
Chevron Corp.	6,500	457,795
ConocoPhillips	4,900	221,284
ENSCO International, Inc.	1,900	80,826
Exxon Mobil Corp.	11,800	809,598
Marathon Oil Corp.	3,900	124,410
Massey Energy Co.	100	2,789
Nabors Industries Ltd. *	1,300	27,170
Occidental Petroleum Corp.	2,700	211,680
Oil States International, Inc. *	1,100	38,643
Overseas Shipholding Group, Inc.	200	7,474
Pride International, Inc. *	1,800	54,792
Rowan Cos., Inc.	1,900	43,833
Schlumberger Ltd.	1,790	106,684
SEACOR Holdings, Inc. *	500	40,815
Seahawk Drilling, Inc. *	120	3,731
Southern Union Co.	800	16,632
The Williams Cos., Inc.	200	3,574
Tidewater, Inc.	1,200	56,508
XTO Energy, Inc.	7,000	289,240

		2,597,478

Food & Staples Retailing 1.4%
CVS Caremark Corp.	9,200	328,808

24 See financial notes

 Laudus Rosenberg U.S. Large Capitalization Value Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Safeway, Inc.	600	11,832

		340,640

Food, Beverage & Tobacco 6.6%
Altria Group, Inc.	5,100	90,831
Campbell Soup Co.	2,100	68,502
Coca-Cola Enterprises, Inc.	1,400	29,974
ConAgra Foods, Inc.	6,880	149,158
Del Monte Foods Co.	4,400	50,952
Dr. Pepper Snapple Group, Inc. *	5,500	158,125
General Mills, Inc.	3,000	193,140
Kraft Foods, Inc., Class A	11,400	299,478
Lorillard, Inc.	500	37,150
Molson Coors Brewing Co., Class B	200	9,736
PepsiAmericas, Inc.	1,300	37,128
Ralcorp Holdings, Inc. *	1,100	64,317
Reynolds American, Inc.	1,200	53,424
Sara Lee Corp.	12,800	142,592
The J.M. Smucker Co.	2,200	116,622
The Pepsi Bottling Group, Inc.	700	25,508
Tyson Foods, Inc., Class A	5,500	69,465

		1,596,102

Health Care Equipment & Services 5.5%
Boston Scientific Corp. *	15,800	167,322
CIGNA Corp.	5,200	146,068
Coventry Health Care, Inc. *	610	12,176
Health Net, Inc. *	2,200	33,880
Humana, Inc. *	2,000	74,600
Inverness Medical Innovations, Inc. *	700	27,111
Kinetic Concepts, Inc. *	900	33,282
LifePoint Hospitals, Inc. *	1,300	35,178
McKesson Corp.	1,900	113,145
Omnicare, Inc.	2,230	50,219
The Cooper Cos., Inc.	1,100	32,703
UnitedHealth Group, Inc.	11,300	282,952
WellPoint, Inc. *	6,800	322,048

		1,330,684

Household & Personal Products 1.0%
Energizer Holdings, Inc. *	500	33,170
The Procter & Gamble Co.	3,500	202,720

		235,890

Insurance 6.1%
Allied World Assurance Co. Holdings Ltd.	1,100	52,723
American Financial Group, Inc.	1,900	48,450
Arch Capital Group Ltd. *	600	40,524
Aspen Insurance Holdings Ltd.	1,700	44,999
Assurant, Inc.	2,200	70,532
CNA Financial Corp. *	1,000	24,140
Endurance Specialty Holdings Ltd.	1,200	43,764
Everest Re Group Ltd.	1,300	114,010
First American Corp.	1,800	58,266
PartnerRe Ltd.	1,100	84,634
Prudential Financial, Inc.	6,200	309,442
Reinsurance Group of America, Inc.	1,300	57,980
The Travelers Cos., Inc.	7,600	374,148
Unum Group	7,100	152,224

		1,475,836

Materials 4.0%
Ashland, Inc.	1,400	60,508
Ball Corp.	700	34,440
Commercial Metals Co.	2,200	39,380
E.I. Du Pont De Nemours & Co. *	5,200	167,128
Eastman Chemical Co.	1,400	74,956
FMC Corp.	500	28,125
International Paper Co.	7,100	157,833
Owens-Illinois, Inc. *	800	29,520
Pactiv Corp. *	200	5,210
PPG Industries, Inc.	3,000	174,630
Reliance Steel & Aluminum Co.	1,200	51,072
Sealed Air Corp.	3,400	66,742
The Lubrizol Corp.	400	28,584
The Valspar Corp.	2,300	63,273

		981,401

Media 3.5%
Comcast Corp., Class A	9,000	152,010
Discovery Communications, Inc., Series A *	900	26,001
DISH Network Corp., Class A *	3,800	73,188
The Walt Disney Co.	13,000	356,980
Viacom, Inc., Class B *	8,400	235,536

		843,715

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
Bristol-Myers Squibb Co.	11,900	267,988
Endo Pharmaceuticals Holdings, Inc. *	2,160	48,881
Forest Laboratories, Inc. *	5,200	153,088
Life Technologies Corp. *	1,100	51,205
Merck & Co., Inc. *	12,410	392,528
Mylan, Inc. *	3,550	56,836
PerkinElmer, Inc.	1,500	28,860
Pfizer, Inc.	53,950	892,872
Watson Pharmaceuticals, Inc. *	2,000	73,280
Wyeth	3,600	174,888

		2,140,426

Real Estate 0.2%
Hospitality Properties Trust	2,200	44,814

Retailing 3.2%
Barnes & Noble, Inc.	900	19,998
Big Lots, Inc. *	1,460	36,529
Expedia, Inc. *	1,070	25,627
Limited Brands, Inc.	2,500	42,475
Lowe’s Cos., Inc.	18,400	385,296
RadioShack Corp.	2,800	46,396
The Gap, Inc.	2,400	51,360
The Home Depot, Inc.	5,200	138,528
The Sherwin-Williams Co.	240	14,438

See financial notes 25

 Laudus Rosenberg U.S. Large Capitalization Value Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Williams-Sonoma, Inc.	1,200	24,276

		784,923

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc. *	2,800	15,848
Atmel Corp. *	9,000	37,710
Cypress Semiconductor Corp. *	200	2,066
Intel Corp.	15,120	295,898
Marvell Technology Group Ltd. *	1,700	27,523
Maxim Integrated Products, Inc.	1,400	25,396
Micron Technology, Inc. *	8,500	69,700
PMC - Sierra, Inc. *	4,400	42,064

		516,205

Software & Services 3.2%
Affiliated Computer Services, Inc., Class A *	1,400	75,838
Amdocs Ltd. *	2,800	75,264
CA, Inc.	3,450	75,865
Computer Sciences Corp. *	3,100	163,401
Compuware Corp. *	2,400	17,592
Convergys Corp. *	2,800	27,832
eBay, Inc. *	10,900	257,349
Novell, Inc. *	4,000	18,040
Rovi Corp. *	700	23,520
Synopsys, Inc. *	2,150	48,203

		782,904

Technology Hardware & Equipment 3.6%
Brocade Communications Systems, Inc. *	7,600	59,736
EMC Corp. *	700	11,928
Harris Corp.	800	30,080
Hewlett-Packard Co.	7,940	374,848
Lexmark International, Inc., Class A *	1,800	38,772
Motorola, Inc.	31,360	269,382
Seagate Technology	2,000	30,420
Tech Data Corp. *	1,000	41,610
Vishay Intertechnology, Inc. *	3,000	23,700

		880,476

Telecommunication Services 6.1%
AT&T, Inc.	28,080	758,441
CenturyTel, Inc.	3,429	115,214
Qwest Communications International, Inc.	25,237	96,153
Verizon Communications, Inc.	16,440	497,639

		1,467,447

Transportation 1.9%
Con-way, Inc.	700	26,824
CSX Corp.	6,000	251,160
FedEx Corp.	1,090	81,990
Norfolk Southern Corp.	707	30,479
Union Pacific Corp.	1,000	58,350

		448,803

Utilities 7.7%
Ameren Corp.	3,800	96,064
American Electric Power Co., Inc.	2,300	71,277
Atmos Energy Corp.	2,100	59,178
CMS Energy Corp.	4,500	60,300
Consolidated Edison, Inc.	1,420	58,135
DTE Energy Co.	3,200	112,448
Duke Energy Corp.	18,600	292,764
MDU Resources Group, Inc.	3,250	67,762
Mirant Corp. *	900	14,787
NiSource, Inc.	5,600	77,784
Northeast Utilities	3,570	84,752
NRG Energy, Inc. *	3,900	109,941
NV Energy, Inc.	1,290	14,951
ONEOK, Inc.	2,200	80,564
PG&E Corp.	6,200	251,038
Pinnacle West Capital Corp.	1,780	58,420
Progress Energy, Inc.	1,700	66,402
SCANA Corp.	2,300	80,270
The AES Corp. *	2,600	38,532
Xcel Energy, Inc.	8,800	169,312

		1,864,681

Total Common Stock (Cost $21,375,567)		24,159,065

Other Investment Company 0.6% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	128,513	128,513

Total Other Investment Company (Cost $128,513)		128,513

End of Investments.

At 09/30/09, the tax basis cost of the fund’s investments was $21,882,484 and the unrealized appreciation and depreciation were $2,696,076 and ($290,982), respectively, with a net unrealized appreciation of $2,405,094.

*	Non-income producing security.

26 See financial notes

 Laudus Rosenberg U.S. Large Capitalization Value Fund

Statement of
Assets and Liabilities
As of September 30, 2009; unaudited.

Assets
Investments, at value (cost $21,504,080)		$24,287,578
Receivables:
Investments sold		184,453
Dividends		33,410
Due from investment adviser		224
Fund shares sold		100
Interest		34
Prepaid expenses	+	2,176

Total assets		24,507,975

Liabilities
Payables:
Investments bought		221,848
Distribution and shareholder services fees		6
Accrued expenses	+	34,958

Total liabilities		256,812

Net Assets
Total assets		24,507,975
Total liabilities	—	256,812

Net assets		$24,251,163
Net Assets by Source
Capital received from investors		24,626,353
Net investment income not yet distributed		348,087
Net realized capital losses		(3,506,775)
Net unrealized capital gains		2,783,498

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$24,251,163		3,080,851		$7.87

See financial notes 27

 Laudus Rosenberg U.S. Large Capitalization Value Fund

Statement of
Operations
For April 1, 2009 through September 30, 2009; unaudited.

Investment Income
Dividends		$307,282
Interest	+	745

Total investment income		308,027

Expenses
Investment adviser fees		86,811
Accounting and administration fees		20,007
Professional fees		17,863
Registration fees		12,403
Transfer agent fees		8,674
Custodian fees		5,572
Trustees’ fees		3,547
Shareholder reports		2,422
Distribution and shareholder services fees (Investor Shares)[1]		149
Sub-Accounting fees (Investor Shares)[1]		89
Other expenses	+	3,717

Total expenses		161,254
Expense reduction by adviser	—	63,858

Net expenses		97,396

Realized and Unrealized Gains and Losses
Net realized losses on investments		(860,866)
Net unrealized gains on investments		6,185,259

Increase (Decrease) in Net Assets from Operations
Total investment income		308,027
Net expenses	—	97,396

Net investment income		210,631
Net realized losses		(860,866)
Net unrealized gains	+	6,185,259

Increase in net assets from operations		$5,535,024

[1]	Effective July 27, 2009, all outstanding Investor Shares were converted into Select Shares.

28 See financial notes

 Laudus Rosenberg U.S. Large Capitalization Value Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

		4/1/09-9/30/09	4/1/08-3/31/09
Net investment income		$210,631	$305,211
Net realized losses		(860,866)	(2,610,683)
Net unrealized gains (losses)	+	6,185,259	(3,749,481)

Increase (Decrease) in net assets from operations		5,535,024	(6,054,953)

Distributions to Shareholders[1,2]
Investor Shares		—	5,845
Select Shares	+	—	184,126

Total distributions from net investment income		$—	$189,971

Transactions in Fund Shares[1,2]

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,924	$19,710	92,116	$722,726
Select Shares	+	621,788	4,200,686	3,134,668	23,697,085

Total shares sold		624,712	$4,220,396	3,226,784	$24,419,811

Shares Reinvested
Investor Shares		—	$—	741	$5,325
Select Shares	+	—	—	25,396	182,848

Shares reinvested		—	$—	26,137	$188,173

Shares Redeemed
Investor Shares		(104,561)	($755,009)	(34,668)	($245,352)
Select Shares	+	(700,980)	(4,824,245)	(550,568)	(4,261,188)

Shares redeemed		(805,541)	($5,579,254)	(585,236)	($4,506,540)

Net transactions in fund shares		(180,829)	($1,358,858)	2,667,685	$20,101,444

Shares Outstanding and Net Assets

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,261,680	$20,074,997	593,995	$6,218,477
Total increase or decrease	+	(180,829)	4,176,166	2,667,685	13,856,520

End of period		3,080,851	$24,251,163	3,261,680	$20,074,997

Net investment income not yet distributed			$348,087		$137,456

1 Effective July 31, 2008, the Institutional shares were redesignated as Select Shares.
2 Effective July 27, 2009, all outstanding Investor Shares (90,177 shares valued at $659,164) were converted into Select Shares.

See financial notes 29

Laudus Rosenberg U.S. Discovery Fund

Financial Statements

Financial Highlights

	4/1/09–		4/1/08–	4/1/07–	4/1/06–	4/1/05–	4/1/04–
Investor Shares	9/30/09*		3/31/09	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.30		15.97	19.59	19.07	15.88	14.66

Income (loss) from investment operations:
Net investment income (loss)	(0.01)[1]		0.02 [1]	(0.04)	(0.06)	(0.03)	(0.05)[1]
Net realized and unrealized gains (losses)	2.96		(6.60)	(2.10)	1.06	3.55	1.47

Total from investment operations	2.95		(6.58)	(2.14)	1.00	3.52	1.42
Less distributions:
Distributions from net investment income	—		(0.02)	—	—	—	(0.02)
Distributions from net realized gains	—		(0.07)	(1.48)	(0.48)	(0.16)	(0.18)
Return of capital	—		—	—	—	(0.17)	—

Total distributions	—		(0.09)	(1.48)	(0.48)	(0.33)	(0.20)

Net asset value at end of period	12.25		9.30	15.97	19.59	19.07	15.88

Total return (%)	31.72	[2]	(41.24)	(11.36)	5.34	22.40	9.70

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.33	[3]	1.40	1.34	1.34	1.43	1.49
Gross operating expenses	1.37	[3]	1.40	1.34	1.35	1.43	1.55
Net investment income (loss)	(0.10)[3]		0.13	(0.20)	(0.21)	(0.20)	(0.30)
Portfolio turnover rate	71	[2]	115	74	86	89	63
Net assets, end of period ($ x 1,000)	62,753		81,981	169,670	217,045	284,285	58,284

	4/1/09–		4/1/08–	4/1/07–	4/1/06–	4/1/05–	4/1/04–
Select Shares	9/30/09*		3/31/09[4]	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.44		16.23	19.80	19.23	15.96	14.71

Income (loss) from investment operations:
Net investment income (loss)	0.01	[1]	0.07 [1]	0.04	0.03	0.02	0.03 [1]
Net realized and unrealized gains (losses)	3.00		(6.71)	(2.13)	1.05	3.58	1.44

Total from investment operations	3.01		(6.64)	(2.09)	1.08	3.60	1.47
Less distributions:
Distributions from net investment income	—		(0.08)	0.00 [5]	(0.03)	—	(0.04)
Distributions from net realized gains	—		(0.07)	(1.48)	(0.48)	(0.16)	(0.18)
Return of capital	—		—	—	—	(0.17)	—

Total distributions	—		(0.15)	(1.48)	(0.51)	(0.33)	(0.22)

Net asset value at end of period	12.45		9.44	16.23	19.80	19.23	15.96

Total return (%)	31.89	[2]	(40.99)	(10.98)	5.71	22.80	9.98

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.02	[3]	0.99	0.96	0.97	1.09	1.14
Gross operating expenses	1.05	[3]	0.99	0.96	0.97	1.09	1.20
Net investment income (loss)	0.19	[3]	0.53	0.18	0.17	0.15	0.23
Portfolio turnover rate	71	[2]	115	74	86	89	63
Net assets, end of period ($ x 1,000)	163,718		295,568	566,055	718,185	673,599	256,444

* Unaudited.
1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 Effective July 31, 2008, the Institutional Shares were redesignated as Select Shares.
5 Amount less than $0.005.

30 See financial notes

 Laudus Rosenberg U.S. Discovery Fund

Portfolio Holdings as of September 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

			Cost	Value
Holdings by Category			($)	($)

99.6%		Common Stock	207,437,783	225,666,205
1.5%		Other Investment Company	3,404,596	3,404,596

101.1%		Total Investments	210,842,379	229,070,801
(1	.1)%	Other Assets and Liabilities, Net		(2,599,853)

100.0%		Net Assets		226,470,948

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 0.2%
The Goodyear Tire & Rubber Co. *	21,600	367,848

Banks 6.1%
Access National Corp.	411	2,598
Astoria Financial Corp.	109,300	1,206,672
Banco Latinoamericano de Exportaciones, S.A., Class E	52,640	748,541
BancorpSouth, Inc.	30,200	737,182
Bank of Hawaii Corp.	20,900	868,186
BNC Bancorp	1,600	12,624
BOK Financial Corp.	7,699	356,618
Brookline Bancorp, Inc.	9,200	89,424
C&F Financial Corp.	330	5,834
Capitol Federal Financial	4,400	144,848
Carolina Bank Holdings, Inc. *	4,800	19,440
Centrue Financial Corp.	6,252	23,633
Century Bancorp Inc., Class A	903	19,595
CFS Bancorp, Inc.	500	2,370
Citizens South Banking Corp.	2,184	13,322
City National Corp.	5,500	214,115
Commerce Bancshares, Inc.	33,244	1,238,007
Community Bank System, Inc.	6,000	109,620
Community Bankers Trust Corp.	969	3,324
Cullen/Frost Bankers, Inc.	14,939	771,450
Evans Bancorp, Inc.	2,110	27,409
Federal Agricultural Mortgage Corp., Class C	11,200	84,000
Financial Institutions, Inc.	2,900	28,913
First Citizens BancShares, Inc., Class A	9,121	1,451,151
First Defiance Financial Corp.	6,343	94,574
First Financial Bankshares, Inc.	3,100	153,326
First Financial Holdings, Inc.	5,360	85,599
First Niagara Financial Group, Inc.	38,900	479,637
FirstMerit Corp.	23,269	442,809
Harleysville National Corp.	49,364	263,110
Hawthorn Bancshares, Inc.	300	2,997
HF Financial Corp.	1,900	20,862
Hopfed Bancorp, Inc.	1,310	13,428
Horizon Bancorp	4,679	81,883
International Bancshares Corp.	10,428	170,081
LNB Bancorp, Inc.	1,812	12,104
LSB Financial Corp.	2,183	26,818
MutualFirst Financial, Inc.	162	1,141
OceanFirst Financial Corp.	4,385	50,866
Oriental Financial Group, Inc.	35,100	445,770
Peoples Bancorp of North Carolina	3,600	24,264
Premier Financial Bancorp, Inc.	7,195	50,077
Prosperity Bancshares, Inc.	17,900	622,741
QCR Holdings, Inc.	3,020	31,257
Republic Bancorp, Inc., Class A	1,100	21,956
Santander BanCorp *	1,000	9,750
Southern Missouri Bancorp, Inc.	1,000	10,960
SVB Financial Group *	11,300	488,951
TCF Financial Corp.	17,086	222,801
Teche Holding Co.	200	6,620
TF Financial Corp.	2,400	46,200
Tompkins Financial Corp.	1,200	52,440
Tree.com, Inc. *	2,039	15,394
UMB Financial Corp.	8,010	323,924
United Bancshares, Inc.	860	9,752
Valley National Bancorp	74,249	912,520
West Coast Bancorp	1,800	4,464
Westamerica Bancorp	10,300	535,600

		13,913,552

Capital Goods 4.5%
Apogee Enterprises, Inc.	2,990	44,910
Beacon Roofing Supply, Inc. *	47,830	764,323
Crane Co.	17,340	447,545
Ducommun, Inc.	12,670	239,590
Federal Signal Corp.	51,030	366,906
Interline Brands, Inc. *	34,360	578,966
Lawson Products, Inc.	6,686	116,403
MFRI, Inc. *	6,850	50,690
Navistar International Corp. *	41,970	1,570,518
Oshkosh Corp.	51,596	1,595,864
Primoris Services Corp.	9,400	67,774
Rush Enterprises, Inc., Class A *	55,035	711,052
Seaboard Corp.	472	613,610
SIFCO Industries, Inc. *	1,386	20,374
SL Industries, Inc. *	6,000	48,000
The Shaw Group, Inc. *	63,290	2,030,976
Tutor Perini Corp. *	41,650	887,145

		10,154,646

Commercial & Professional Supplies 2.7%
A.T. Cross Co., Class A *	330	1,327
ABM Industries, Inc.	7,275	153,066
American Reprographics Co. *	910	8,663
ATC Technology Corp. *	8,340	164,798
CDI Corp.	1,894	26,611
COMSYS IT Partners, Inc. *	17,000	108,800
CRA International, Inc. *	17,400	474,846

See financial notes 31

 Laudus Rosenberg U.S. Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Deluxe Corp.	57,900	990,090
Ecology & Environment, Inc., Class A	5,500	90,750
First Advantage Corp., Class A *	15,093	279,975
G & K Services, Inc., Class A	1,770	39,223
Intersections, Inc. *	3,944	22,757
Kelly Services, Inc., Class A	37,726	464,030
MPS Group, Inc. *	35,867	377,321
National Technical Systems, Inc.	2,800	14,896
On Assignment, Inc. *	41,600	243,360
Steelcase, Inc., Class A	109,500	679,995
Superior Uniform Group, Inc.	110	856
The Standard Register Co.	18,350	107,898
United Stationers, Inc. *	32,800	1,561,608
VSE Corp.	1,234	48,138
Waste Services, Inc. *	27,029	124,874
WCA Waste Corp. *	21,940	85,346

		6,069,228

Consumer Durables & Apparel 3.6%
CSS Industries, Inc.	9,991	197,522
Culp, Inc. *	1,122	6,250
Delta Apparel, Inc. *	600	4,800
Flexsteel Industries, Inc.	800	6,712
Hasbro, Inc.	124,250	3,447,937
Phillips-Van Heusen Corp.	72,180	3,088,582
R. G. Barry Corp.	12,000	93,360
RC2 Corp. *	5,151	73,402
The Timberland Co., Class A *	51,521	717,172
UniFirst Corp.	11,578	514,642

		8,150,379

Consumer Services 4.2%
Ark Restaurants Corp.	4,024	69,454
Bob Evans Farms, Inc.	50,152	1,457,417
Brinker International, Inc.	133,320	2,097,124
Career Education Corp. *	1,710	41,690
Carriage Services, Inc. *	1,260	4,914
Carrols Restaurant Group, Inc. *	18,743	141,697
CEC Entertainment, Inc. *	28,100	726,666
CKE Restaurants, Inc.	62,200	652,478
CPI Corp.	6,400	79,808
Cracker Barrel Old Country Store, Inc.	26,200	901,280
DineEquity, Inc.	26,164	647,559
Jackson Hewitt Tax Service, Inc.	27,640	140,964
Red Lion Hotels Corp. *	9,400	54,050
Regis Corp.	48,550	752,525
Ruby Tuesday, Inc. *	57,517	484,293
Sonic Corp. *	97,197	1,074,999
Town Sports International Holdings, Inc. *	31,090	78,036

		9,404,954

Diversified Financials 0.2%
Calamos Asset Management, Inc., Class A	2,480	32,389
California First National Bancorp	3	33
QC Holdings, Inc.	3,820	25,785
Raymond James Financial, Inc.	18,000	419,040

		477,247

Energy 1.0%
Adams Resources & Energy, Inc.	430	8,622
Global Industries Ltd. *	61,020	579,690
McMoRan Exploration Co. *	12,280	92,714
Trico Marine Services, Inc. *	1,945	15,015
World Fuel Services Corp.	33,300	1,600,731

		2,296,772

Food & Staples Retailing 1.0%
The Andersons, Inc.	29,000	1,020,800
Winn-Dixie Stores, Inc. *	88,959	1,167,142

		2,187,942

Food, Beverage & Tobacco 4.7%
B&G Foods, Inc., Class A	27,430	224,652
Coca-Cola Bottling Co.	903	43,732
Constellation Brands, Inc., Class A *	440	6,666
Dean Foods Co. *	143,408	2,551,228
Del Monte Foods Co.	234,782	2,718,776
Overhill Farms, Inc. *	24,180	146,289
PepsiAmericas, Inc.	84,600	2,416,176
Ralcorp Holdings, Inc. *	36,420	2,129,477
Tasty Baking Co.	12,714	83,404
The Boston Beer Co., Inc., Class A *	11,199	415,259

		10,735,659

Health Care Equipment & Services 7.0%
Allied Healthcare Products, Inc. *	10,021	47,099
Allion Healthcare, Inc. *	21,050	123,142
AMERIGROUP Corp. *	25,425	563,672
Anika Therapeutics, Inc. *	5,681	36,926
Capital Senior Living Corp. *	25,800	157,380
Cardiac Science Corp. *	25,735	102,940
Coventry Health Care, Inc. *	96,400	1,924,144
Dynacq Healthcare, Inc. *	2,570	8,609
Emergency Medical Services Corp., Class A *	10,560	491,040
Health Net, Inc. *	112,500	1,732,500
Invacare Corp.	41,500	924,620
Inverness Medical Innovations, Inc. *	91,400	3,539,922
Kewaunee Scientific Corp.	3,500	49,280
Kindred Healthcare, Inc. *	54,616	886,418
Kinetic Concepts, Inc. *	15,573	575,890
MedCath Corp. *	24,400	213,988
Mediware Information Systems, Inc. *	10,100	73,023
NovaMed, Inc. *	9,441	42,768
Odyssey HealthCare, Inc. *	14,860	185,750
Omnicare, Inc.	140,400	3,161,808
Orthofix International N.V. *	26,710	785,007
PharMerica Corp. *	380	7,057
Providence Service Corp. *	7,611	88,744
QuadraMed Corp. *	8,200	57,400
Span-America Medical Systems, Inc.	3,000	39,030

		15,818,157

32 See financial notes

 Laudus Rosenberg U.S. Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 2.5%
Elizabeth Arden, Inc. *	35,835	421,778
Energizer Holdings, Inc. *	50,780	3,368,745
Herbalife Ltd.	12,180	398,773
Inter Parfums, Inc.	4,647	56,740
Nu Skin Enterprises, Inc., Class A	68,358	1,266,674
Revlon, Inc., Class A *	5,000	24,300
Schiff Nutrition International, Inc.	14,335	74,685

		5,611,695

Insurance 6.5%
Affirmative Insurance Holdings, Inc.	1,321	6,499
Allied World Assurance Co. Holdings Ltd.	52,800	2,530,704
American Equity Investment Life Holding Co.	82,000	575,640
American Independence Corp. *	1,700	8,075
American Safety Insurance Holdings Ltd. *	2,328	36,782
Argo Group International Holdings Ltd. *	41,200	1,387,616
Aspen Insurance Holdings Ltd.	87,700	2,321,419
Eastern Insurance Holdings, Inc.	1,567	14,934
Endurance Specialty Holdings Ltd.	54,570	1,990,168
Meadowbrook Insurance Group, Inc.	7,090	52,466
Mercer Insurance Group, Inc.	2,810	50,777
Montpelier Re Holdings Ltd.	16,500	269,280
PartnerRe Ltd.	41,850	3,219,939
Platinum Underwriters Holdings Ltd.	50,174	1,798,236
PMA Capital Corp., Class A *	52,729	300,028
Stewart Information Services Corp.	7,691	95,138
Unico American Corp.	8,043	79,706

		14,737,407

Materials 6.5%
AEP Industries, Inc. *	2,587	103,221
Arch Chemicals, Inc.	12,800	383,872
Ball Corp.	12,300	605,160
Brush Engineered Materials, Inc. *	300	7,338
Buckeye Technologies, Inc. *	49,299	528,978
Clearwater Paper Corp. *	13,000	537,290
Eastman Chemical Co.	51,644	2,765,020
Innospec, Inc.	23,734	350,077
International Flavors & Fragrances, Inc.	15,410	584,501
Nalco Holding Co.	111,600	2,286,684
Packaging Corp. of America	35,250	719,100
PolyOne Corp. *	39,482	263,345
Rock-Tenn Co., Class A	59,365	2,796,685
RPM International, Inc.	17,740	328,013
Sealed Air Corp.	126,550	2,484,176
Spartech Corp.	7,650	82,391
Wausau Paper Corp.	372	3,720

		14,829,571

Media 2.0%
Alloy, Inc. *	2,750	18,618
Ascent Media Corp., Class A *	200	5,120
Knology, Inc. *	39,700	387,075
Media General, Inc., Class A	7,340	62,757
Mediacom Communications Corp., Class A *	64,400	370,944
The Interpublic Group of Cos., Inc. *	465,000	3,496,800
Valassis Communications, Inc. *	12,600	225,288

		4,566,602

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Accelrys, Inc. *	44,864	260,211
Cambrex Corp. *	23,495	148,018
Celera Corp. *	133,495	831,674
Cytokinetics, Inc. *	48,674	257,485
Harvard Bioscience, Inc. *	40,300	152,737
King Pharmaceuticals, Inc. *	297,000	3,198,690
Martek Biosciences Corp. *	37,500	847,125
Medicis Pharmaceutical Corp., Class A	8,060	172,081
Neurocrine Biosciences, Inc. *	57,276	174,692
Par Pharmaceutical Cos., Inc. *	55,400	1,191,654
Sepracor, Inc. *	2,430	55,647
The Medicines Co. *	48,852	537,861
ViroPharma, Inc. *	67,100	645,502
Watson Pharmaceuticals, Inc. *	84,800	3,107,072

		11,580,449

Real Estate 3.6%
Cedar Shopping Centers, Inc.	58,900	379,905
Cousins Properties, Inc.	1	8
DCT Industrial Trust, Inc.	13,260	67,759
Developers Diversified Realty Corp.	37,706	348,403
Douglas Emmett, Inc.	133,270	1,636,556
DuPont Fabros Technology, Inc.	11,910	158,760
Education Realty Trust, Inc.	64,100	380,113
First Potomac Realty Trust	28,440	328,766
Hospitality Properties Trust	62,554	1,274,225
HRPT Properties Trust	323,900	2,435,728
Medical Properties Trust, Inc.	72,270	564,429
Mission West Properties, Inc.	26,056	175,357
One Liberty Properties, Inc.	12,611	113,499
Ramco-Gershenson Properties Trust	25,100	223,892
SL Green Realty Corp.	3,040	133,304

		8,220,704

Retailing 7.0%
99 Cents Only Stores *	55,930	752,258
AMCON Distributing Co.	240	14,640
Barnes & Noble, Inc.	51,500	1,144,330
Big 5 Sporting Goods Corp.	570	8,607
Big Lots, Inc. *	93,900	2,349,378
Books-A-Million, Inc.	8,100	97,524
Cabela’s, Inc. *	56,900	759,046
Conn’s, Inc. *	13,592	153,454
Gaiam, Inc., Class A *	21,600	150,768
Genesco, Inc. *	27,686	666,402
Hastings Entertainment, Inc. *	7,714	32,862
Haverty Furniture Cos., Inc. *	24,100	284,621
Jo-Ann Stores, Inc. *	38,300	1,027,589
Lithia Motors, Inc., Class A	1,980	30,868

See financial notes 33

 Laudus Rosenberg U.S. Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Midas, Inc. *	5	47
Netflix, Inc. *	44,700	2,063,799
Overstock.com, Inc. *	13,660	200,392
Penske Automotive Group, Inc.	15,800	303,044
PetSmart, Inc.	371	8,069
RadioShack Corp.	159,700	2,646,229
Stage Stores, Inc.	29,460	381,802
The Dress Barn, Inc. *	47,472	851,173
The Finish Line, Inc., Class A	52,142	529,763
The Pep Boys - Manny, Moe & Jack	74,700	729,819
Tractor Supply Co. *	9,105	440,864
West Marine, Inc. *	23,420	184,081

		15,811,429

Semiconductors & Semiconductor Equipment 6.3%
Actel Corp. *	42,047	511,712
Advanced Micro Devices, Inc. *	122,200	691,652
Amkor Technology, Inc. *	85,100	585,488
Applied Micro Circuits Corp. *	103,890	1,037,861
Atmel Corp. *	49,930	209,207
Cabot Microelectronics Corp. *	7,900	275,394
CEVA, Inc. *	31,913	343,065
Cirrus Logic, Inc. *	75,000	417,000
Cypress Semiconductor Corp. *	109,260	1,128,656
Fairchild Semiconductor International, Inc. *	107,010	1,094,712
FEI Co. *	55,900	1,377,935
GSI Technology, Inc. *	29,400	117,306
Integrated Device Technology, Inc. *	211,432	1,429,280
Intersil Corp., Class A	163,500	2,503,185
LSI Corp. *	162,886	894,244
TriQuint Semiconductor, Inc. *	166,634	1,286,415
Ultratech, Inc. *	31,600	418,068

		14,321,180

Software & Services 13.6%
CACI International, Inc., Class A *	24,637	1,164,591
CIBER, Inc. *	105,400	421,600
Computer Task Group, Inc. *	18,900	153,279
Compuware Corp. *	348,942	2,557,745
Convergys Corp. *	159,729	1,587,706
CSG Systems International, Inc. *	53,286	853,109
Dynamics Research Corp. *	11,600	151,032
EarthLink, Inc.	131,600	1,106,756
Edgewater Technology, Inc. *	17,953	52,782
Fair Isaac Corp.	59,015	1,268,232
Imergent, Inc.	1,790	14,105
Internet Gold-Golden Lines Ltd. *	20,400	165,240
INX, Inc. *	2,255	15,740
JDA Software Group, Inc. *	39,152	858,995
Keynote Systems, Inc. *	19,362	182,584
Lawson Software, Inc. *	207,263	1,293,321
Mentor Graphics Corp. *	125,700	1,170,267
Ness Technologies, Inc. *	63,500	501,015
Novell, Inc. *	384,500	1,734,095
Parametric Technology Corp. *	176,870	2,444,343
Progress Software Corp. *	47,952	1,086,113
QAD, Inc.	21,360	97,188
Quest Software, Inc. *	87,500	1,474,375
Radiant Systems, Inc. *	3,957	42,498
S1 Corp. *	4,576	28,280
SonicWALL, Inc. *	85,800	720,720
Sybase, Inc. *	82,770	3,219,753
Synopsys, Inc. *	154,730	3,469,047
TechTeam Global, Inc. *	14,047	119,399
TIBCO Software, Inc. *	163,479	1,551,416
United Online, Inc.	125,800	1,011,432
Web.com Group, Inc. *	38,411	272,334

		30,789,092

Technology Hardware & Equipment 5.5%
3Com Corp. *	264,661	1,384,177
Arris Group, Inc. *	72,110	938,151
Avnet, Inc. *	17,970	466,681
Avocent Corp. *	17,617	357,097
Black Box Corp.	28,687	719,757
Brocade Communications Systems, Inc. *	347,063	2,727,915
China Security & Surveillance Technology, Inc. *	36,900	263,466
Cray, Inc. *	300	2,499
Datalink Corp. *	13,973	50,303
Electronics for Imaging, Inc. *	9,426	106,231
Emulex Corp. *	95,400	981,666
Gerber Scientific, Inc. *	9,600	57,408
GTSI Corp. *	6,505	52,300
Insight Enterprises, Inc. *	36,587	446,727
LeCroy Corp. *	8,800	35,640
Lexmark International, Inc., Class A *	90,694	1,953,549
Mercury Computer Systems, Inc. *	11,991	118,231
Oplink Communications, Inc. *	32,774	475,878
OSI Systems, Inc. *	20,800	380,432
PAR Technology Corp. *	12,400	79,112
PC Mall, Inc. *	17,083	117,189
SeaChange International, Inc. *	19,667	147,503
Super Micro Computer, Inc. *	31,475	266,279
TESSCO Technologies, Inc.	6,500	113,100
Tollgrade Communications, Inc. *	15,900	103,032
Vicon Industries, Inc. *	6,100	35,685

		12,380,008

Telecommunication Services 2.3%
CenturyTel, Inc.	138,258	4,645,469
General Communication, Inc., Class A *	11,445	78,513
Premiere Global Services, Inc. *	1,800	14,958
SureWest Communications *	23,952	297,484
tw telecom, Inc. *	17,210	231,474
USA Mobility, Inc.	11	142

		5,268,040

Transportation 2.7%
Alaska Air Group, Inc. *	15,900	425,961
Con-way, Inc.	52,900	2,027,128
Continental Airlines, Inc., Class B *	5,330	87,625
Hawaiian Holdings, Inc. *	68,700	567,462
International Shipholding Corp.	7,800	240,318
Park-Ohio Holdings Corp. *	12,800	111,616
SkyWest, Inc.	59,875	992,727

34 See financial notes

 Laudus Rosenberg U.S. Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
UTI Worldwide, Inc.	119,020	1,723,410

		6,176,247

Utilities 0.8%
American Water Works Co., Inc.	40,567	808,906
Energy, Inc.	2,630	22,355
Northeast Utilities	4,854	115,234
ONEOK, Inc.	23,236	850,902

		1,797,397

Total Common Stock (Cost $207,437,783)		225,666,205

Other Investment Company 1.5% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	3,404,596	3,404,596

Total Other Investment Company (Cost $3,404,596)		3,404,596

End of Investments.

At 09/30/09, the tax basis cost of the fund’s investments was $211,824,864 and the unrealized appreciation and depreciation were $30,898,010 and ($13,652,073), respectively, with a net unrealized appreciation of $17,245,937.

*	Non-income producing security.

See financial notes 35

 Laudus Rosenberg U.S. Discovery Fund

Statement of
Assets and Liabilities
As of September 30, 2009; unaudited.

Assets
Investments, at value (cost $210,842,379)		$229,070,801
Receivables:
Investments sold		1,741,794
Fund shares sold		269,684
Dividends		152,039
Interest		973
Prepaid expenses	+	21,123

Total assets		231,256,414

Liabilities
Payables:
Investments bought		725,515
Fund shares redeemed		3,910,974
Distribution and shareholder services fees		20,551
Trustee’s retirement plan		15,677
Investment adviser fees		14,207
Accrued expenses	+	98,542

Total liabilities		4,785,466

Net Assets
Total assets		231,256,414
Total liabilities	—	4,785,466

Net assets		$226,470,948
Net Assets by Source
Capital received from investors		401,480,683
Net investment income not yet distributed		1,259,124
Net realized capital losses		(194,497,281)
Net unrealized capital gains		18,228,422

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$62,752,624		5,122,300		$12.25
Select Shares	$163,718,324		13,148,208		$12.45

36 See financial notes

 Laudus Rosenberg U.S. Discovery Fund

Statement of
Operations
For April 1, 2009 through September 30, 2009; unaudited.

Investment Income
Dividends (net of foreign withholding taxes of $353)		$2,096,977
Interest	+	10,896

Total Investment Income		2,107,873

Expenses
Investment adviser fees		1,558,946
Distribution and shareholder services fees (Investor Shares )		83,482
Shareholder reports		61,757
Sub-Accounting fees (Investor Shares )		50,089
Transfer agent fees		49,547
Professional fees		34,374
Accounting and administration fees		26,034
Custodian fees		19,989
Registration fees		18,129
Trustees’ fees		13,166
Interest expense		3,683
Other expenses	+	32,673

Total expenses		1,951,869
Expense reduction by adviser	—	50,993

Net expenses		1,900,876

Realized and Unrealized Gains and Losses
Net realized losses on investments		(39,364,461)
Net unrealized gains on investments		131,523,017

Increase (Decrease) in Net Assets from Operations
Total investment income		2,107,873
Net expenses	—	1,900,876

Net investment income		206,997
Net realized losses		(39,364,461)
Net unrealized gains	+	131,523,017

Increase in net assets from operations		$92,365,553

See financial notes 37

 Laudus Rosenberg U.S. Discovery Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

		4/1/09-9/30/09	4/1/08-3/31/09
Net investment income		$206,997	$2,595,446
Net realized losses		(39,364,461)	(143,102,701)
Net unrealized gains (losses)	+	131,523,017	(148,676,585)

Increase (Decrease) in net assets from operations		92,365,553	(289,183,840)

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	158,428
Institutional Shares	+	—	2,180,530

Total distributions from net investment income		—	2,338,958

Distributions from net realized gains
Investor Shares		—	673,788
Institutional Shares	+	—	2,118,982

Total distributions from net realized gains		—	2,792,770

Total distributions		$—	$5,131,728

Transactions in Fund Shares[1]

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		1,381,865	$14,341,117	3,456,214	$43,031,333
Institutional Shares	+	2,466,531	26,129,499	12,988,421	160,654,833

Total shares sold		3,848,396	$40,470,616	16,444,635	$203,686,166

Shares Reinvested
Investor Shares		—	$—	82,365	$819,528
Institutional Shares	+	—	—	416,456	4,197,876

Total shares reinvested				498,821	$5,017,404

Shares Redeemed
Investor Shares		(5,074,480)	($57,012,583)	(5,347,797)	($68,027,483)
Institutional Shares	+	(20,628,678)	(226,901,575)	(16,973,500)	(204,536,277)

Total shares redeemed		(25,703,158)	($283,914,158)	(22,321,297)	($272,563,760)

Net transactions in fund shares		(21,854,762)	($243,443,542)	(5,377,841)	($63,860,190)

Shares Outstanding and Net Assets

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,125,270	$377,548,937	45,503,111	$735,724,695
Total decrease	+	(21,854,762)	(151,077,989)	(5,377,841)	(358,175,758)

End of period		18,270,508	$226,470,948	40,125,270	$377,548,937

Net investment income not yet distributed			$1,259,124		$1,052,127

1 Effective July 31, 2008, the Institutional shares were redesignated as Select Shares.

38 See financial notes

Laudus Rosenberg U.S. Small Capitalization Fund

Financial Statements

Financial Highlights

	4/1/09–		4/1/08–	4/1/07–	4/1/06–	4/1/05–	4/1/04–
Investor Shares	9/30/09*		3/31/09	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)

Net asset value at beginning of period	4.32		8.70	12.22	13.77	13.30	13.65

Income (loss) from investment operations:
Net investment income (loss)	(0.01)[1]		0.02 [1]	(0.03)	(0.03)	(0.04)	(0.02)[1]
Net realized and unrealized gains (losses)	1.60		(3.76)	(1.49)	0.11	2.37	1.26

Total from investment operations	1.59		(3.74)	(1.52)	0.08	2.33	1.24
Less distributions:
Distributions from net investment income	—		(0.02)	—	—	—	—
Distributions from net realized gains	—		(0.62)	(2.00)	(1.63)	(1.86)	(1.59)

Total distributions	—		(0.64)	(2.00)	(1.63)	(1.86)	(1.59)

Net asset value at end of period	5.91		4.32	8.70	12.22	13.77	13.30

Total return (%)	36.81	[2]	(43.79)	(13.57)	0.75	18.98	9.00

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.40	[3]	1.34	1.30	1.30	1.39	1.43
Gross operating expenses	1.43	[3]	1.37	1.32	1.30	1.39	1.43
Net investment income (loss)	(0.28)[3]		0.21	(0.22)	(0.25)	(0.33)	(0.15)
Portfolio turnover rate	70	[2]	114	68	76	69	68
Net assets, end of period ($ x 1,000)	108,660		77,227	183,980	269,185	311,822	297,927

	4/1/09–		4/1/08–	4/1/07–	4/1/06–	4/1/05–	4/1/04–
Select Shares	9/30/09*		3/31/09[4]	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)

Net asset value at beginning of period	4.50		9.03	12.57	14.07	13.50	13.82

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1,5]	0.04 [1]	0.03	0.02	0.00 [5]	0.03 [1]
Net realized and unrealized gains (losses)	1.66		(3.90)	(1.57)	0.11	2.43	1.27

Total from investment operations	1.66		(3.86)	(1.54)	0.13	2.43	1.30
Less distributions:
Distributions from net investment income	—		(0.05)	—	—	—	(0.03)
Distributions from net realized gains	—		(0.62)	(2.00)	(1.63)	(1.86)	(1.59)

Total distributions	—		(0.67)	(2.00)	(1.63)	(1.86)	(1.62)

Net asset value at end of period	6.16		4.50	9.03	12.57	14.07	13.50

Total return (%)	36.89	[2]	(43.52)	(13.34)	1.11	19.46	9.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.03	[3]	1.00	0.96	0.95	1.04	1.09
Gross operating expenses	1.03	[3]	1.00	0.96	0.95	1.04	1.09
Net investment income (loss)	0.09	[3]	0.56	0.13	0.10	0.02	0.20
Portfolio turnover rate	70	[2]	114	68	76	69	68
Net assets, end of period ($ x 1,000)	164,833		156,272	393,939	699,921	918,813	948,225

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 Effective July 31, 2008, the Institutional Shares were redesignated as Select Shares.
5 Amount less than $0.005.

See financial notes 39

 Laudus Rosenberg U.S. Small Capitalization Fund

Financial Highlights continued

	4/1/09–		4/1/08–	4/1/07–	4/1/06–	4/1/05–	4/1/04–
Adviser Shares	9/30/09*		3/31/09	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)

Net asset value at beginning of period	4.39		8.82	12.35	13.88	13.38	13.71

Income (loss) from investment operations:
Net investment income (loss)	(0.00)[1,2]		0.02 [1]	(0.01)	(0.02)	(0.02)	0.00 [1,2]
Net realized and unrealized gains (losses)	1.61		(3.80)	(1.52)	0.12	2.38	1.26

Total from investment operations	1.61		(3.78)	(1.53)	0.10	2.36	1.26

Less distributions:
Distributions from net investment income	—		(0.03)	—	—	—	—
Distributions from net realized gains	—		(0.62)	(2.00)	(1.63)	(1.86)	(1.59)

Total distributions	—		(0.65)	(2.00)	(1.63)	(1.86)	(1.59)

Net asset value at end of period	6.00		4.39	8.82	12.35	13.88	13.38

Total return (%)	36.67	[3]	(43.68)	(13.50)	0.90	19.09	9.12

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.25	[4]	1.22	1.20	1.20	1.32	1.31
Gross operating expenses	1.28	[4]	1.25	1.21	1.20	1.32	1.31
Net investment income (loss)	(0.14)[4]		0.32	(0.12)	(0.14)	(0.24)	(0.01)
Portfolio turnover rate	70	[3]	114	68	76	69	68
Net assets, end of period ($ x 1,000)	11,197		8,760	34,799	48,923	49,952	41,104

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Amount less than $0.005.
3 Not annualized.
4 Annualized.

40 See financial notes

 Laudus Rosenberg U.S. Small Capitalization Fund

Portfolio Holdings as of September 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

			Cost	Value
Holdings by Category			($)	($)

98.2%		Common Stock	264,452,691	279,567,274
2.0%		Other Investment Company	5,633,505	5,633,505

100.2%		Total Investments	270,086,196	285,200,779
(0	.2)%	Other Assets and Liabilities, Net		(511,330)

100.0%		Net Assets		284,689,449

	Number	Value
Security	of Shares	($)

Common Stock 98.2% of net assets

Automobiles & Components 0.3%
Exide Technologies *	46,877	373,610
Spartan Motors, Inc.	66,624	342,447
Strattec Security Corp.	7,900	112,654

		828,711

Banks 6.6%
Access National Corp.	4,210	26,607
Ameriana Bancorp	505	1,755
Astoria Financial Corp.	42,349	467,533
Banco Latinoamericano de Exportaciones, S.A., Class E	81,519	1,159,200
Bank of Hawaii Corp.	17,500	726,950
Brookline Bancorp, Inc.	19,800	192,456
C&F Financial Corp.	4,392	77,651
Central Valley Community Bancorp *	1,880	10,509
Centrue Financial Corp.	14,475	54,715
Century Bancorp Inc., Class A	9,597	208,255
Citizens South Banking Corp.	17,991	109,745
Commerce Bancshares, Inc.	20,895	778,130
Community Bank Shares of Indiana, Inc.	351	2,633
Community Bank System, Inc.	12,460	227,644
Community Bankers Trust Corp.	52,790	181,070
Cullen/Frost Bankers, Inc.	16,200	836,568
ESB Financial Corp.	14,928	199,886
Evans Bancorp, Inc.	6,800	88,332
Federal Agricultural Mortgage Corp., Class C	24,400	183,000
First Citizens BancShares, Inc., Class A	7,561	1,202,955
First Defiance Financial Corp.	25,226	376,120
First Financial Bankshares, Inc.	7,700	380,842
First Financial Holdings, Inc.	25,170	401,965
FirstMerit Corp.	45,456	865,028
GS Financial Corp.	700	10,413
Hancock Holding Co.	32,300	1,213,511
Harleysville National Corp.	131,600	701,428
HF Financial Corp.	2,200	24,156
Hopfed Bancorp, Inc.	7,897	80,944
Horizon Bancorp	8,408	147,140
International Bancshares Corp.	22,100	360,451
LSB Financial Corp.	1,500	18,428
Monroe Bancorp	400	3,068
MutualFirst Financial, Inc.	100	704
National Penn Bancshares, Inc.	101,350	619,248
NB&T Financial Group, Inc.	1,700	26,741
New Hampshire Thrift Bancshares, Inc.	2,565	24,316
Northrim BanCorp, Inc.	2	31
Oriental Financial Group, Inc.	71,500	908,050
Porter Bancorp, Inc.	3,831	62,445
Premier Financial Bancorp, Inc.	4,440	30,902
Prosperity Bancshares, Inc.	45,031	1,566,628
Provident Financial Holdings, Inc.	14,040	113,443
QCR Holdings, Inc.	4,762	49,287
Radian Group, Inc.	47,650	504,137
Republic Bancorp, Inc., Class A	4,000	79,840
Rurban Financial Corp.	3,400	26,010
Southern Missouri Bancorp, Inc.	1,100	12,056
SVB Financial Group *	32,635	1,412,116
Teche Holding Co.	4,840	160,204
TF Financial Corp.	2,900	55,825
Tompkins Financial Corp.	2,600	113,620
Tree.com, Inc. *	17,900	135,145
UMB Financial Corp.	13,600	549,984
United Bancshares, Inc.	10,998	124,717
United Western Bancorp, Inc.	17,965	71,321
Valley National Bancorp	45,176	555,213
Wintrust Financial Corp.	13,308	372,092

		18,893,163

Capital Goods 5.4%
Apogee Enterprises, Inc.	34,832	523,177
Armstrong World Industries, Inc. *	3,380	116,475
Beacon Roofing Supply, Inc. *	127,762	2,041,637
Crane Co.	92,291	2,382,031
Curtiss-Wright Corp.	100	3,413
Ducommun, Inc.	30,330	573,540
Federal Signal Corp.	129,093	928,179
Interline Brands, Inc. *	90,100	1,518,185
Lawson Products, Inc.	6,954	121,069
MFRI, Inc. *	7,800	57,720
Miller Industries, Inc. *	100	1,100
Oshkosh Corp.	13,400	414,462
Primoris Services Corp.	12,625	91,026
Rush Enterprises, Inc., Class A *	47,667	615,857
Seaboard Corp.	1,010	1,313,020
SIFCO Industries, Inc. *	7,460	109,662
SL Industries, Inc. *	13,990	111,920
TriMas Corp. *	4,900	24,990
Triumph Group, Inc.	43,690	2,096,683
Tutor Perini Corp. *	93,315	1,987,609
Watts Water Technologies, Inc., Class A	160	4,840

See financial notes 41

 Laudus Rosenberg U.S. Small Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Willis Lease Finance Corp. *	19,710	269,436

		15,306,031

Commercial & Professional Supplies 5.8%
A.T. Cross Co., Class A *	14,310	57,526
Administaff, Inc.	22,838	599,954
ATC Technology Corp. *	31,078	614,101
CDI Corp.	9,353	131,410
COMSYS IT Partners, Inc. *	43,500	278,400
CRA International, Inc. *	30,862	842,224
Deluxe Corp.	166,779	2,851,921
Ecology & Environment, Inc., Class A	13,775	227,288
G & K Services, Inc., Class A	49,489	1,096,676
GP Strategies Corp. *	28,273	211,765
Huron Consulting Group, Inc. *	1,505	38,874
Intersections, Inc. *	7,893	45,543
Kelly Services, Inc., Class A	99,500	1,223,850
Kforce, Inc. *	12,320	148,086
Navigant Consulting, Inc. *	139,753	1,886,665
On Assignment, Inc. *	108,900	637,065
Steelcase, Inc., Class A	147,424	915,503
Sykes Enterprises, Inc. *	56,928	1,185,241
The Standard Register Co.	12,194	71,701
United Stationers, Inc. *	64,131	3,053,277
Waste Services, Inc. *	52,400	242,088

		16,359,158

Consumer Durables & Apparel 3.2%
CSS Industries, Inc.	20,630	407,855
Culp, Inc. *	29,300	163,201
Delta Apparel, Inc. *	8,590	68,720
Flexsteel Industries, Inc.	3,650	30,624
Lakeland Industries, Inc. *	1,000	8,260
Polaris Industries, Inc.	1,390	56,684
R. G. Barry Corp.	28,700	223,286
Steven Madden Ltd. *	420	15,460
The Timberland Co., Class A *	114,490	1,593,701
The Warnaco Group, Inc. *	135,600	5,947,416
UniFirst Corp.	12,730	565,848

		9,081,055

Consumer Services 5.9%
Ark Restaurants Corp.	8,400	144,984
Bob Evans Farms, Inc.	100,560	2,922,274
California Pizza Kitchen, Inc. *	28,673	447,872
Caribou Coffee Co., Inc. *	9,380	67,724
Carrols Restaurant Group, Inc. *	39,930	301,871
CEC Entertainment, Inc. *	63,490	1,641,851
CKE Restaurants, Inc.	145,053	1,521,606
CPI Corp.	14,800	184,556
Cracker Barrel Old Country Store, Inc.	63,300	2,177,520
DineEquity, Inc.	34,850	862,537
Frisch’s Restaurants, Inc.	4,589	118,763
International Speedway Corp., Class A	19,183	528,875
Jack in the Box, Inc. *	6,553	134,271
Jackson Hewitt Tax Service, Inc.	14,450	73,695
Red Robin Gourmet Burgers, Inc. *	43,930	897,051
Regis Corp.	73,840	1,144,520
Ruby Tuesday, Inc. *	141,270	1,189,493
Sonic Corp. *	166,150	1,837,619
Speedway Motorsports, Inc.	36,900	530,991
Town Sports International Holdings, Inc. *	50,770	127,433

		16,855,506

Diversified Financials 0.8%
BGC Partners, Inc., Class A	18,140	77,639
Cash America International, Inc.	13,461	405,984
Dollar Financial Corp. *	67,137	1,075,535
EZCORP, Inc., Class A *	36,800	502,688
QC Holdings, Inc.	10,100	68,175
The Student Loan Corp.	5,770	267,728

		2,397,749

Energy 1.1%
Global Industries Ltd. *	246,936	2,345,892
McMoRan Exploration Co. *	32,520	245,526
Teekay Corp.	2,230	48,770
Trico Marine Services, Inc. *	4,690	36,207
World Fuel Services Corp.	8,403	403,932

		3,080,327

Food & Staples Retailing 1.4%
The Andersons, Inc.	53,090	1,868,768
Winn-Dixie Stores, Inc. *	162,429	2,131,069

		3,999,837

Food, Beverage & Tobacco 1.8%
B&G Foods, Inc., Class A	53,500	438,165
Cal-Maine Foods, Inc.	40,000	1,070,800
Coca-Cola Bottling Co.	3,810	184,518
Fresh Del Monte Produce, Inc. *	63,994	1,446,904
John B. Sanfilippo & Son, Inc. *	25,070	291,314
Overhill Farms, Inc. *	43,090	260,695
Tasty Baking Co.	30,131	197,659
The Boston Beer Co., Inc., Class A *	20,822	772,080
TreeHouse Foods, Inc. *	12,970	462,640

		5,124,775

Health Care Equipment & Services 4.7%
Allied Healthcare Products, Inc. *	27,570	129,579
Allion Healthcare, Inc. *	7,800	45,630
AMERIGROUP Corp. *	43,858	972,332
Anika Therapeutics, Inc. *	28,300	183,950
Capital Senior Living Corp. *	62,800	383,080
Cardiac Science Corp. *	81,719	326,876
Cardiovascular Systems, Inc. *	10,074	73,238
Dynacq Healthcare, Inc. *	38,700	129,645
Emergency Medical Services Corp., Class A *	26,200	1,218,300
ev3, Inc. *	62,634	771,025
Five Star Quality Care, Inc. *	71,590	262,019
Invacare Corp.	81,100	1,806,908
Kewaunee Scientific Corp.	6,000	84,480

42 See financial notes

 Laudus Rosenberg U.S. Small Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kindred Healthcare, Inc. *	105,025	1,704,556
MedCath Corp. *	48,840	428,327
Mediware Information Systems, Inc. *	18,730	135,418
Molina Healthcare, Inc. *	2,290	47,380
National Dentex Corp. *	1,700	14,484
NovaMed, Inc. *	55,468	251,270
Odyssey HealthCare, Inc. *	18,176	227,200
Orthofix International N.V. *	69,572	2,044,721
Osteotech, Inc. *	41,143	183,086
PharMerica Corp. *	29,480	547,444
QuadraMed Corp. *	19,394	135,758
RehabCare Group, Inc. *	49,629	1,076,453
Res-Care, Inc. *	1,524	21,656
Span-America Medical Systems, Inc.	7,100	92,371

		13,297,186

Household & Personal Products 2.0%
American Oriental Bioengineering, Inc. *	152,986	743,512
Elizabeth Arden, Inc. *	98,409	1,158,274
Inter Parfums, Inc.	34,078	416,092
Nu Skin Enterprises, Inc., Class A	126,424	2,342,637
Nutraceutical International Corp. *	6,260	70,550
Prestige Brands Holdings, Inc. *	108,613	764,635
Revlon, Inc., Class A *	11,846	57,572
Schiff Nutrition International, Inc.	35,194	183,361

		5,736,633

Insurance 4.9%
American Equity Investment Life Holding Co.	117,805	826,991
American Independence Corp. *	19,793	94,017
American Safety Insurance Holdings Ltd. *	14,763	233,255
Argo Group International Holdings Ltd. *	101,194	3,408,214
Enstar Group Ltd. *	2,350	146,334
Hilltop Holdings, Inc. *	9,030	110,708
Infinity Property & Casualty Corp.	5,910	251,057
Meadowbrook Insurance Group, Inc.	28,740	212,676
Mercer Insurance Group, Inc.	10,216	184,603
Montpelier Re Holdings Ltd.	181,443	2,961,150
Platinum Underwriters Holdings Ltd.	120,399	4,315,100
PMA Capital Corp., Class A *	93,011	529,233
Unico American Corp.	9,266	91,826
Unitrin, Inc.	31,219	608,458

		13,973,622

Materials 4.3%
AEP Industries, Inc. *	12,112	483,269
Arch Chemicals, Inc.	68,337	2,049,427
Brush Engineered Materials, Inc. *	820	20,057
Buckeye Technologies, Inc. *	61,587	660,828
Clearwater Paper Corp. *	29,584	1,222,707
Coeur d’Alene Mines Corp. *	9,335	191,367
H.B. Fuller Co.	19,040	397,936
Innospec, Inc.	73,529	1,084,553
KapStone Paper & Packaging Corp. *	58,900	479,446
Rock-Tenn Co., Class A	112,000	5,276,320
Stepan Co.	4,896	294,152
UFP Technologies, Inc. *	4,640	28,350

		12,188,412

Media 1.5%
Alloy, Inc. *	31,200	211,224
Ascent Media Corp., Class A *	33,314	852,838
Harte-Hanks, Inc.	96,261	1,331,289
Knology, Inc. *	79,713	777,202
Mediacom Communications Corp., Class A *	114,268	658,184
Warner Music Group Corp. *	64,164	354,827

		4,185,564

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
Accelrys, Inc. *	76,404	443,143
Affymax, Inc. *	732	17,487
Affymetrix, Inc. *	64,746	568,470
Cambrex Corp. *	85,700	539,910
Celera Corp. *	230,190	1,434,084
Cornerstone Therapeutics, Inc. *	17,378	113,826
Cytokinetics, Inc. *	126,577	669,592
Harvard Bioscience, Inc. *	75,379	285,686
Jazz Pharmaceuticals, Inc. *	4,400	35,288
Martek Biosciences Corp. *	119,508	2,699,686
Matrixx Initiatives, Inc. *	11,914	67,672
Medicis Pharmaceutical Corp., Class A	187,998	4,013,757
Nabi Biopharmaceuticals *	26,774	96,119
Neurocrine Biosciences, Inc. *	95,037	289,863
Par Pharmaceutical Cos., Inc. *	105,390	2,266,939
Regeneron Pharmaceuticals, Inc. *	105,705	2,040,107
The Medicines Co. *	158,940	1,749,929

		17,331,558

Real Estate 3.4%
CBL & Associates Properties, Inc.	73,020	708,294
Cedar Shopping Centers, Inc.	118,599	764,964
Cousins Properties, Inc.	3	25
DCT Industrial Trust, Inc.	51,430	262,807
Developers Diversified Realty Corp.	11,911	110,058
DuPont Fabros Technology, Inc.	49,030	653,570
Education Realty Trust, Inc.	148,277	879,283
Entertainment Properties Trust	13,582	463,689
Gladstone Commercial Corp.	24,600	336,528
HRPT Properties Trust	285,289	2,145,373
Medical Properties Trust, Inc.	163,836	1,279,559
Mission West Properties, Inc.	43,829	294,969
One Liberty Properties, Inc.	31,159	280,431
Parkway Properties, Inc.	39,520	778,544
Pennsylvania Real Estate Investment Trust	45,320	344,885
Ramco-Gershenson Properties Trust	54,300	484,356

		9,787,335

Retailing 7.9%
99 Cents Only Stores *	15,888	213,694

See financial notes 43

 Laudus Rosenberg U.S. Small Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AMCON Distributing Co.	2,000	122,000
Barnes & Noble, Inc.	96,630	2,147,119
Books-A-Million, Inc.	19,490	234,660
Cabela’s, Inc. *	121,500	1,620,810
Conn’s, Inc. *	32,200	363,538
Fred’s, Inc., Class A	85,799	1,092,221
Genesco, Inc. *	60,500	1,456,235
Hastings Entertainment, Inc. *	24,100	102,666
Haverty Furniture Cos., Inc. *	16,299	192,491
Jo-Ann Stores, Inc. *	96,779	2,596,581
Overstock.com, Inc. *	17,694	259,571
Stage Stores, Inc.	80,807	1,047,259
Systemax, Inc. *	8,088	98,107
The Cato Corp., Class A	970	19,681
The Children’s Place Retail Stores, Inc. *	54,915	1,645,253
The Dress Barn, Inc. *	13,668	245,067
The Finish Line, Inc., Class A	111,376	1,131,580
The Gymboree Corp. *	56,243	2,721,036
The Men’s Wearhouse, Inc.	34,180	844,246
The Pep Boys - Manny, Moe & Jack	160,796	1,570,977
The Wet Seal, Inc., Class A *	38,888	146,997
Tractor Supply Co. *	55,890	2,706,194

		22,577,983

Semiconductors & Semiconductor Equipment 6.5%
Actel Corp. *	107,282	1,305,622
Amkor Technology, Inc. *	103,300	710,704
Applied Micro Circuits Corp. *	204,700	2,044,953
CEVA, Inc. *	72,811	782,718
Cirrus Logic, Inc. *	159,564	887,176
Fairchild Semiconductor International, Inc. *	127,400	1,303,302
FEI Co. *	131,912	3,251,631
GSI Technology, Inc. *	1,450	5,786
Integrated Device Technology, Inc. *	10,600	71,656
IXYS Corp.	24,441	207,993
Microsemi Corp. *	3,950	62,370
MIPS Technologies, Inc. *	2,950	11,122
Pixelworks, Inc. *	33,480	113,162
Skyworks Solutions, Inc. *	412,300	5,458,852
TriQuint Semiconductor, Inc. *	184,909	1,427,497
Ultratech, Inc. *	67,891	898,198

		18,542,742

Software & Services 12.9%
Actuate Corp. *	51,852	299,705
Ariba, Inc. *	79,560	922,896
CACI International, Inc., Class A *	32,163	1,520,345
CIBER, Inc. *	272,306	1,089,224
Computer Task Group, Inc. *	28,605	231,987
CSG Systems International, Inc. *	99,977	1,600,632
CSP, Inc. *	8,500	31,110
Dynamics Research Corp. *	15,231	198,308
EarthLink, Inc.	282,200	2,373,302
Edgewater Technology, Inc. *	24,668	72,524
Evolving Systems, Inc. *	24,060	167,217
Fair Isaac Corp.	31,949	686,584
Imergent, Inc.	5,340	42,079
infoGROUP, Inc. *	9,460	66,315
Internet Gold-Golden Lines Ltd. *	13,327	107,949
INX, Inc. *	5,925	41,357
JDA Software Group, Inc. *	94,900	2,082,106
Keynote Systems, Inc. *	5,991	56,495
Lawson Software, Inc. *	543,563	3,391,833
Manhattan Associates, Inc. *	810	16,362
Mentor Graphics Corp. *	263,400	2,452,254
Ness Technologies, Inc. *	160,026	1,262,605
Parametric Technology Corp. *	196,450	2,714,939
Pervasive Software, Inc. *	19,310	95,584
Progress Software Corp. *	54,013	1,223,394
QAD, Inc.	48,331	219,906
Quest Software, Inc. *	200,634	3,380,683
Radiant Systems, Inc. *	59,856	642,853
S1 Corp. *	125,426	775,133
Saba Software, Inc. *	64,526	271,654
SonicWALL, Inc. *	150,104	1,260,874
TechTeam Global, Inc. *	14,067	119,569
TIBCO Software, Inc. *	334,703	3,176,331
United Online, Inc.	303,457	2,439,794
Websense, Inc. *	94,692	1,590,826

		36,624,729

Technology Hardware & Equipment 9.0%
3Com Corp. *	1,036,400	5,420,372
Adaptec, Inc. *	340,260	1,136,468
Arris Group, Inc. *	26,020	338,520
Avocent Corp. *	1,830	37,094
Black Box Corp.	59,601	1,495,389
Checkpoint Systems, Inc. *	55,030	904,693
China Security & Surveillance Technology, Inc. *	103,655	740,097
Ciena Corp. *	3,393	55,238
Concurrent Computer Corp. *	11,550	53,130
CPI International, Inc. *	12,907	144,429
Cray, Inc. *	97,800	814,674
Datalink Corp. *	25,540	91,944
Digi International, Inc. *	70,600	601,512
EMS Technologies, Inc. *	33,714	701,925
Emulex Corp. *	254,700	2,620,863
Gerber Scientific, Inc. *	59,300	354,614
GTSI Corp. *	24,020	193,121
Harmonic, Inc. *	241,797	1,615,204
Insight Enterprises, Inc. *	143,699	1,754,565
Interphase Corp. *	8,550	40,613
Mercury Computer Systems, Inc. *	15,510	152,929
Merrimac Industries, Inc. *	260	1,997
Network Equipment Technologies, Inc. *	6,305	45,585
Oplink Communications, Inc. *	49,499	718,725
OSI Systems, Inc. *	59,947	1,096,431
Palm, Inc. *	4,602	80,213
PC Connection, Inc. *	1,672	9,096
PC Mall, Inc. *	38,000	260,680
PC-Tel, Inc. *	41,962	262,263
Richardson Electronics Ltd.	6	31
SeaChange International, Inc. *	86,232	646,740
Super Micro Computer, Inc. *	4,751	40,193
SYNNEX Corp. *	6,706	204,399
Tekelec *	160,187	2,631,872
TESSCO Technologies, Inc.	12,892	224,321

44 See financial notes

 Laudus Rosenberg U.S. Small Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tollgrade Communications, Inc. *	17,900	115,992
Vicon Industries, Inc. *	10,998	64,338

		25,670,270

Telecommunication Services 0.6%
Consolidated Communications Holdings, Inc.	17,554	281,040
General Communication, Inc., Class A *	106,548	730,919
SureWest Communications *	35,220	437,432
Syniverse Holdings, Inc. *	5,960	104,300
USA Mobility, Inc.	13,120	168,986

		1,722,677

Transportation 2.1%
Air T., Inc.	1,350	13,041
Alaska Air Group, Inc. *	85,289	2,284,892
Hawaiian Holdings, Inc. *	144,996	1,197,667
International Shipholding Corp.	16,192	498,876
Park-Ohio Holdings Corp. *	500	4,360
Republic Airways Holdings, Inc. *	5,100	47,583
SkyWest, Inc.	114,578	1,899,703

		5,946,122

Utilities 0.0%
Energy, Inc.	5,699	48,441
Unisource Energy Corp.	250	7,688

		56,129

Total Common Stock (Cost $264,452,691)		279,567,274

Other Investment Company 2.0% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	5,633,505	5,633,505

Total Other Investment Company (Cost $5,633,505)		5,633,505

End of Investments.

At 09/30/2009, the tax basis cost of the fund’s investments was $270,552,751 and the unrealized appreciation and depreciation were $37,185,570 and ($22,537,542), respectively, with a net unrealized appreciation of $14,648,028.

*	Non-income producing security.

See financial notes 45

 Laudus Rosenberg U.S. Small Capitalization Fund

Statement of
Assets and Liabilities
As of September 30, 2009; unaudited.

Assets
Investments, at value (cost $270,086,196)		$285,200,779
Receivables:
Investments sold		4,039,088
Dividends		173,156
Fund shares sold		149,772
Interest		1,077
Prepaid expenses	+	30,782

Total assets		289,594,654

Liabilities
Payables:
Investments bought		4,127,712
Fund shares redeemed		407,276
Distribution and shareholder services fees		155,125
Trustee’s retirement plan		100,133
Investment adviser fees		21,217
Accrued expenses	+	93,742

Total liabilities		4,905,205

Net Assets
Total assets		289,594,654
Total liabilities	—	4,905,205

Net assets		$284,689,449
Net Assets by Source
Capital received from investors		404,072,169
Distribution in excess of net investment income		(167,052)
Net realized capital losses		(134,330,251)
Net unrealized capital gains		15,114,583

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$108,659,922		18,386,961		$5.91
Select Shares	$164,832,725		26,760,091		$6.16
Adviser Shares	$11,196,802		1,864,890		$6.00

46 See financial notes

 Laudus Rosenberg U.S. Small Capitalization Fund

Statement of
Operations
For April 1, 2009 through September 30, 2009; unaudited.

Investment Income
Dividends (net of foreign withholding taxes of $572)		$1,510,901
Interest	+	9,046

Total investment income		1,519,947

Expenses
Investment adviser fees		1,225,286
Distribution and shareholders services fees:
Investor Shares		117,696
Adviser Shares		12,793
Sub-Accounting fees (Investor Shares )		70,618
Transfer agent fees		42,825
Professional fees		30,191
Accounting and administration fees		23,610
Shareholder reports		20,325
Registration fees		18,687
Custodian fees		15,337
Trustees’ fees		9,866
Interest expense		112
Other expenses	+	16,553

Total expenses		1,603,899
Expense reduction by adviser	—	15,764

Net expenses		1,588,135

Realized and Unrealized Gains and Losses
Net realized losses on investments		(13,138,090)
Net unrealized gains on investments		96,569,625

Increase (Decrease) in Net Assets from Operations
Total investment income		1,519,947
Net expenses	—	1,588,135

Net investment loss		(68,188)
Net realized losses		(13,138,090)
Net unrealized gains	+	96,569,625

Increase in net assets from operations		$83,363,347

See financial notes 47

 Laudus Rosenberg U.S. Small Capitalization Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

		4/1/09-9/30/09	4/1/08-3/31/09
Net investment income (loss)		($68,188)	$1,919,309
Net realized losses		(13,138,090)	(86,082,931)
Net unrealized gains (losses)	+	96,569,625	(134,259,839)

Increase (Decrease) in net assets from operations		83,363,347	(218,423,461)

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	357,280
Select Shares		—	1,779,537
Adviser Shares	+	—	80,711

Total distributions from net investment income		—	2,217,528

Distributions from net realized gains
Investor Shares		—	9,944,036
Select Shares		—	20,158,252
Adviser Shares	+	—	1,682,888

Total distributions from net realized gains		—	31,785,176

Total distributions		$—	$34,002,704

Transactions in Fund Shares[1]

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		1,590,307	$8,172,295	3,402,022	$23,675,790
Select Shares		2,090,969	11,023,079	5,582,719	36,961,264
Adviser Shares	+	179,762	939,588	568,518	3,783,780

Total shares sold		3,861,038	$20,134,962	9,553,259	$64,420,834

Shares Reinvested
Investor Shares		—	$—	2,118,042	$10,230,144
Select Shares		—	—	4,153,795	20,852,050
Adviser Shares	+	—	—	263,615	1,291,713

Total shares reinvested		—	$—	6,535,452	$32,373,907

Shares Redeemed
Investor Shares		(1,061,414)	($5,471,367)	(8,807,356)	($56,553,042)
Select Shares		(10,061,066)	(53,957,240)	(18,618,626)	(139,952,008)
Adviser Shares	+	(310,273)	(1,639,303)	(2,784,045)	(18,323,102)

Total shares redeemed		(11,432,753)	($61,067,910)	(30,210,027)	($214,828,152)

Net transactions in fund shares		(7,571,715)	($40,932,948)	(14,121,316)	($118,033,411)

Shares Outstanding and Net Assets

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		54,583,657	$242,259,050	68,704,973	$612,718,626
Total increase or decrease	+	(7,571,715)	42,430,399	(14,121,316)	(370,459,576)

End of period		47,011,942	$284,689,449	54,583,657	$242,259,050

Distributions in excess of net investment income			($167,052)		($98,864)

1 Effective July 31, 2008, the Institutional Shares were redesignated as Select Shares.

48 See financial notes

Laudus Rosenberg Long/Short Equity Fund

Financial Statements

Financial Highlights

	4/1/09–	4/1/08–	4/1/07–	4/1/06–	4/1/05–	4/1/04–
Investor Shares	9/30/09*	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)

Net asset value at beginning of period	8.90	10.30	10.63	10.55	10.41	9.81

Income (loss) from investment operations:
Net investment income (loss)	(0.08)[1]	(0.05)	0.62	0.26	0.12 [1]	(0.06)[1]
Net realized and unrealized gains (losses)	(0.28)	(1.35)	(0.70)	0.03	0.10	0.66

Total from investment operations	(0.36)	(1.40)	(0.08)	0.29	0.22	0.60
Less distributions:
Distributions from net investment income	—	(0.00)[2]	(0.25)	(0.21)	(0.08)	—

Total distributions	—	—	(0.25)	(0.21)	(0.08)	—

Net asset value at end of period	8.54	8.90	10.30	10.63	10.55	10.41

Total return (%)	(4.04)[3]	(13.59)	(0.82)	2.81	2.08	6.12

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	3.39 [4]	3.83	3.29	3.28	3.22	3.30
Net operating expenses (excluding dividend expense on short sales)	2.13 [4,5]	2.04	1.97	1.99	2.06	2.06
Gross operating expenses	3.63 [4]	3.83	3.30	3.28	3.22	3.37
Net investment income (loss)	(1.78)[4]	(1.01)	2.11	2.41	1.17	(0.55)
Portfolio turnover rate	64 [3]	244	129	140	122	111
Net assets, end of period ($ x 1,000)	6,088	11,640	14,714	64,400	63,036	34,930

	4/1/09–	4/1/08–	4/1/07–	4/1/06–	4/1/05–	4/1/04–
Select Shares	9/30/09*	3/31/09[6]	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)

Net asset value at beginning of period	8.96	10.37	10.75	10.66	10.51	9.87

Income (loss) from investment operations:
Net investment income (loss)	(0.06)[1]	(0.12)	0.26	0.24	0.16 [1]	(0.03)[1]
Net realized and unrealized gains (losses)	(0.28)	(1.26)	(0.31)	0.09	0.09	0.67

Total from investment operations	(0.34)	(1.38)	(0.05)	0.33	0.25	0.64
Less distributions:
Distributions from net investment income	—	(0.03)	(0.33)	(0.24)	(0.10)	—

Total distributions	—	(0.03)	(0.33)	(0.24)	(0.10)	—

Net asset value at end of period	8.62	8.96	10.37	10.75	10.66	10.51

Total return (%)	(3.79)[3]	(13.34)	(0.51)	3.19	2.41	6.48

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	3.09 [4]	3.47	3.09	2.99	2.89	2.98
Net operating expenses (excluding dividend expense on short sales)	1.83 [4,7]	1.68	1.63	1.66	1.74	—
Gross operating expenses	3.24 [4]	3.47	3.09	2.99	2.89	3.04
Net investment income (loss)	(1.47)[4]	(0.49)	2.14	2.70	1.51	(0.28)
Portfolio turnover rate	64 [3]	244	129	140	122	111
Net assets, end of period ($ x 1,000)	36,952	66,963	182,817	260,596	189,254	102,974

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Amount less than $0.005.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses (excluding dividend expense on short sales) would have been 2.03% if interest expenses had not been included.
6 Effective July 31, 2008, the Institutional Shares were redesignated as Select Shares.
7 The ratio of net operating expenses (excluding dividend expense on short sales) would have been 1.73% if interest expenses had not been included.

See financial notes 49

 Laudus Rosenberg Long/Short Equity Fund

Portfolio Holdings as of September 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

			Cost	Value
Holdings by Category			($)	($)

45.2%		Common Stock	18,172,941	19,456,550
11.1%		Short-Term Investment	4,759,907	4,759,907

56.3%		Total Investments	22,932,848	24,216,457
(36	.7)%	Short Sales	(14,911,086)	(15,804,560)
72.3%		Deposits with broker and custodian bank for securities sold short	31,120,788	31,120,788
8.1%		Other Assets and Liabilities, Net		3,507,459

100.0%		Net Assets		43,040,144

	Number	Value
Security	of Shares	($)

Common Stock (a) 45.2% of net assets

Automobiles & Components 0.4%
The Goodyear Tire & Rubber Co. *	9,000	153,270

Banks 2.5%
U.S. Bancorp	14,800	323,528
Wells Fargo & Co.	26,700	752,406

		1,075,934

Capital Goods 2.9%
Federal Signal Corp.	6,700	48,173
General Dynamics Corp.	5,100	329,460
Goodrich Corp.	9,000	489,060
L-3 Communications Holdings, Inc.	1,800	144,576
Navistar International Corp. *	400	14,968
Oshkosh Corp.	3,600	111,348
Precision Castparts Corp.	100	10,187
Raytheon Co.	400	19,188
Tutor Perini Corp. *	2,600	55,380
Watts Water Technologies, Inc., Class A	1,200	36,300

		1,258,640

Commercial & Professional Supplies 1.2%
ATC Technology Corp. *	2,100	41,496
Avery Dennison Corp.	3,000	108,030
G & K Services, Inc., Class A	1,000	22,160
Kelly Services, Inc., Class A	19,274	237,070
Kforce, Inc. *	2,300	27,646
MPS Group, Inc. *	7,200	75,744

		512,146

Consumer Durables & Apparel 0.6%
Liz Claiborne, Inc.	3,900	19,227
Newell Rubbermaid, Inc.	15,700	246,333

		265,560

Consumer Services 1.6%
Apollo Group, Inc., Class A *	1,200	88,404
Bob Evans Farms, Inc.	4,300	124,958
CEC Entertainment, Inc. *	2,900	74,994
CKE Restaurants, Inc.	2,100	22,029
Cracker Barrel Old Country Store, Inc.	6,720	231,168
DineEquity, Inc.	800	19,800
Regis Corp.	6,100	94,550
Yum! Brands, Inc.	1,000	33,760

		689,663

Diversified Financials 3.0%
Ameriprise Financial, Inc.	12,200	443,226
BlackRock Kelso Capital Corp.	700	5,194
Janus Capital Group, Inc.	6,000	85,080
JPMorgan Chase & Co.	17,100	749,322

		1,282,822

Energy 2.1%
Chevron Corp.	9,800	690,214
Enbridge Energy Management L.L.C. *	2	90
Helix Energy Solutions Group, Inc. *	7,100	106,358
Kinder Morgan Management L.L.C. *	5	237
Plains Exploration & Production Co. *	3,700	102,342

		899,241

Food & Staples Retailing 0.2%
CVS Caremark Corp.	800	28,592
The Andersons, Inc.	1,100	38,720

		67,312

Food, Beverage & Tobacco 1.4%
ConAgra Foods, Inc.	100	2,168
Philip Morris International, Inc.	3,700	180,338
Ralcorp Holdings, Inc. *	800	46,776
Tyson Foods, Inc., Class A	30,300	382,689

		611,971

Health Care Equipment & Services 3.7%
CIGNA Corp.	4,600	129,214
Coventry Health Care, Inc. *	500	9,980
Health Net, Inc. *	9,000	138,600
Hologic, Inc. *	7,800	127,452

50 See financial notes

 Laudus Rosenberg Long/Short Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Humana, Inc. *	5,800	216,340
inVentiv Health, Inc. *	1,600	26,768
Inverness Medical Innovations, Inc. *	7,800	302,094
Kindred Healthcare, Inc. *	3,300	53,559
Odyssey HealthCare, Inc. *	4,800	60,000
Omnicare, Inc.	8,200	184,664
Orthofix International N.V. *	2,300	67,597
PharMerica Corp. *	1,500	27,855
WellPoint, Inc. *	5,500	260,480

		1,604,603

Household & Personal Products 0.8%
Energizer Holdings, Inc. *	3,400	225,556
The Estee Lauder Cos., Inc., Class A	3,800	140,904

		366,460

Insurance 1.6%
Assurant, Inc.	4,500	144,270
Endurance Specialty Holdings Ltd.	3,000	109,410
Everest Re Group Ltd.	2,100	184,170
Montpelier Re Holdings Ltd.	4,100	66,912
PartnerRe Ltd.	2,500	192,350

		697,112

Materials 2.4%
Arch Chemicals, Inc.	1,100	32,989
Brush Engineered Materials, Inc. *	900	22,014
Eastman Chemical Co.	2,100	112,434
Nalco Holding Co.	7,900	161,871
PPG Industries, Inc.	4,700	273,587
Rock-Tenn Co., Class A	1,900	89,509
Rockwood Holdings, Inc. *	2,500	51,425
The Lubrizol Corp.	4,200	300,132

		1,043,961

Media 1.7%
Mediacom Communications Corp., Class A *	5,000	28,800
The Walt Disney Co.	25,100	689,246

		718,046

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Amgen, Inc. *	8,000	481,840
Forest Laboratories, Inc. *	11,900	350,336
Johnson & Johnson	1,800	109,602
King Pharmaceuticals, Inc. *	13,400	144,318
Medicis Pharmaceutical Corp., Class A	7,000	149,450
Mylan, Inc. *	32,400	518,724
Par Pharmaceutical Cos., Inc. *	2,700	58,077
Pfizer, Inc.	12,900	213,495
Sepracor, Inc. *	5,200	119,080
The Medicines Co. *	4,100	45,141

		2,190,063

Real Estate 0.1%
DuPont Fabros Technology, Inc.	2,000	26,660

Retailing 1.5%
Barnes & Noble, Inc.	5,100	113,322
Cabela’s, Inc. *	5,100	68,034
Genesco, Inc. *	1,400	33,698
Priceline.com, Inc. *	500	82,910
RadioShack Corp.	18,500	306,545
Stage Stores, Inc.	2,700	34,992

		639,501

Semiconductors & Semiconductor Equipment 1.4%
Advanced Micro Devices, Inc. *	11,400	64,524
Amkor Technology, Inc. *	8,400	57,792
Cirrus Logic, Inc. *	400	2,224
Cypress Semiconductor Corp. *	10,500	108,465
LSI Corp. *	19,900	109,251
ON Semiconductor Corp. *	22,500	185,625
Zoran Corp. *	5,300	61,056

		588,937

Software & Services 5.2%
Convergys Corp. *	8,900	88,466
CSG Systems International, Inc. *	4,100	65,641
Electronic Arts, Inc. *	10,900	207,645
Euronet Worldwide, Inc. *	1,600	38,448
Lawson Software, Inc. *	105,403	657,715
Novell, Inc. *	43,900	197,989
SonicWALL, Inc. *	7,300	61,320
Synopsys, Inc. *	12,400	278,008
United Online, Inc.	57,106	459,132
VeriSign, Inc. *	7,200	170,568

		2,224,932

Technology Hardware & Equipment 2.4%
Apple, Inc. *	1,300	240,981
Arrow Electronics, Inc. *	1,700	47,855
Avnet, Inc. *	7,500	194,775
Black Box Corp.	13,172	330,486
Brocade Communications Systems, Inc. *	20,400	160,344
Harmonic, Inc. *	4,600	30,728
Methode Electronics, Inc.	1,900	16,473
OSI Systems, Inc. *	1,700	31,093

		1,052,735

Telecommunication Services 0.3%
General Communication, Inc., Class A *	6,300	43,218
PAETEC Holding Corp. *	10,400	40,248
Telephone & Data Systems, Inc.	1,000	31,010
USA Mobility, Inc.	1,400	18,032

		132,508

See financial notes 51

 Laudus Rosenberg Long/Short Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 1.7%
Con-way, Inc.	2,300	88,136
Hawaiian Holdings, Inc. *	3,200	26,432
Union Pacific Corp.	7,800	455,130
UTI Worldwide, Inc.	12,500	181,000

		750,698

Utilities 1.4%
American Water Works Co., Inc.	2,800	55,832
MDU Resources Group, Inc.	6,900	143,865
NiSource, Inc.	13,800	191,682
ONEOK, Inc.	5,800	212,396

		603,775

Total Common Stock (Cost $18,172,941)		19,456,550

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 11.1% of net assets

Repurchase Agreement 11.1%
JP Morgan Chase Bank, N.A., dated 09/30/09, due 10/1/09 at 0.01% with maturity value of 4,759,908 (fully collateralized by U.S. Treasury Notes with a value of 4,899,865).	4,759,907	4,759,907

Total Short-Term Investment (Cost $4,759,907)		4,759,907

End of Investments.

At 09/30/09, the tax basis cost of the fund’s investments was $23,054,548 and the unrealized appreciation and depreciation were $2,511,438 and ($1,349,529), respectively, with a net unrealized appreciation of $1,161,909.

*	Non-income producing security.
(a)	All long positions are pledged as collateral for securities sold short.

52 See financial notes

 Laudus Rosenberg Long/Short Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 36.7% of net assets

Automobiles & Components 0.1%
Winnebago Industries, Inc. *	1,600	23,536

Banks 2.6%
Beneficial Mutual Bancorp, Inc. *	3,000	27,390
Capitol Federal Financial	1,900	62,548
East West Bancorp, Inc.	3,500	29,050
Fifth Third Bancorp	18,300	185,379
First Financial Bancorp	2,600	31,330
First Horizon National Corp. *	15,103	199,818
FirstMerit Corp.	4,159	79,146
Investors Bancorp, Inc. *	5,200	55,172
KeyCorp	18,400	119,600
PacWest Bancorp	1,300	24,765
People’s United Financial, Inc.	11,400	177,384
Pinnacle Financial Partners, Inc. *	1,800	22,878
Roma Financial Corp.	700	8,701
TFS Financial Corp.	5,100	60,690
TrustCo Bank Corp. NY	5,400	33,750

		1,117,601

Capital Goods 1.1%
Actuant Corp., Class A	3,300	52,998
Aerovironment, Inc. *	700	19,663
Force Protection, Inc. *	3,300	18,018
GATX Corp.	1,500	41,925
Graco, Inc.	4,700	130,989
Hexcel Corp. *	5,400	61,776
Joy Global, Inc.	900	44,046
Otter Tail Corp.	1,600	38,288
Sun Hydraulics Corp.	700	14,742
Trinity Industries, Inc.	2,200	37,818

		460,263

Commercial & Professional Supplies 1.2%
Acco Brands Corp. *	2,600	18,772
McGrath Rentcorp	1,000	21,270
Monster Worldwide, Inc. *	9,900	173,052
Robert Half International, Inc.	9,800	245,196
Stericycle, Inc. *	1,600	77,520

		535,810

Consumer Services 1.9%
Capella Education Co. *	500	33,670
DeVry, Inc.	1,500	82,980
Hillenbrand, Inc.	2,000	40,740
International Game Technology	8,800	189,024
MGM MIRAGE *	4,800	57,792
Orient-Express Hotels Ltd., Class A	3,500	40,285
Shuffle Master, Inc. *	3,700	34,854
Sotheby’s	2,300	39,629
Starwood Hotels & Resorts Worldwide, Inc.	4,100	135,423
WMS Industries, Inc. *	1,300	57,928
Wynn Resorts Ltd. *	1,600	113,424

		825,749

Diversified Financials 2.0%
Broadpoint Gleacher Securities, Inc. *	2,000	16,680
Financial Federal Corp.	3,200	78,976
Fortress Investment Group L.L.C., Class A *	11,300	58,760
Leucadia National Corp. *	11,200	276,864
MSCI, Inc., Class A *	2,100	62,202
Nelnet, Inc., Class A *	1,100	13,684
T. Rowe Price Group, Inc.	7,900	361,030
Teton Advisors, Inc., Class B (b)(c)*	15	—

		868,196

Energy 3.0%
Atlas America, Inc.	2,100	56,847
ConocoPhillips	12,900	582,564
Continental Resources, Inc. *	1,000	39,170
Delek US Holdings, Inc.	700	5,999
Schlumberger Ltd.	6,100	363,560
Spectra Energy Corp.	9,600	181,824
Tesoro Corp.	4,000	59,920

		1,289,884

Food & Staples Retailing 0.2%
Whole Foods Market, Inc. *	2,200	67,078

Health Care Equipment & Services 1.7%
ABIOMED, Inc. *	2,400	23,304
Align Technology, Inc. *	6,800	96,696
athenahealth, Inc. *	1,600	61,392
Brookdale Senior Living, Inc.	1,900	34,447
CorVel Corp. *	600	17,040
Dexcom, Inc. *	2,800	22,204
Eclipsys Corp. *	5,600	108,080
Gentiva Health Services, Inc. *	2,300	57,523
HEALTHSOUTH Corp. *	6,500	101,660
Landauer, Inc.	700	38,486
Masimo Corp. *	1,600	41,920
Meridian Bioscience, Inc.	3,300	82,533
Orthovita, Inc. *	4,300	18,877
Sun Healthcare Group, Inc. *	3,700	31,968

		736,130

Household & Personal Products 1.5%
The Procter & Gamble Co.	11,200	648,704

Insurance 2.5%
eHealth, Inc. *	2,200	31,944
Erie Indemnity Co., Class A	1,700	63,682
Lincoln National Corp.	6,300	163,233
MetLife, Inc.	11,100	422,577
The Navigators Group, Inc. *	1,000	55,000
The Progressive Corp. *	15,700	260,306

See financial notes 53

 Laudus Rosenberg Long/Short Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Torchmark Corp.	1,700	73,831

		1,070,573

Materials 3.5%
Alcoa, Inc.	25,900	339,808
Deltic Timber Corp.	500	22,885
Eagle Materials, Inc.	1,700	48,586
Intrepid Potash, Inc. *	2,600	61,334
Monsanto Co.	5,200	402,480
Olympic Steel, Inc.	500	14,345
Steel Dynamics, Inc.	8,900	136,526
United States Steel Corp.	3,100	137,547
Walter Energy, Inc.	2,300	138,138
Weyerhaeuser Co.	6,000	219,900

		1,521,549

Media 0.3%
CTC Media, Inc. *	6,400	100,608
Regal Entertainment Group, Class A	3,300	40,656

		141,264

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
Abbott Laboratories	9,300	460,071
Acorda Therapeutics, Inc. *	1,400	32,592
Allos Therapeutics, Inc. *	7,700	55,825
AMAG Pharmaceuticals, Inc. *	800	34,944
Celgene Corp. *	4,400	245,960
Cepheid, Inc. *	6,900	91,218
Covance, Inc. *	2,400	129,960
Dendreon Corp. *	3,000	83,970
Exelixis, Inc. *	83,970	535,729
Halozyme Therapeutics, Inc. *	4,400	31,284
Human Genome Sciences, Inc. *	2,900	54,578
Illumina, Inc. *	1,900	80,750
ImmunoGen, Inc. *	2,000	16,220
Incyte Corp. *	3,400	22,950
Momenta Pharmaceuticals, Inc. *	2,300	24,403
OSI Pharmaceuticals, Inc. *	2,400	84,720
Pharmasset, Inc. *	1,500	31,710
Protalix BioTherapeutics, Inc. *	2,100	17,346
Savient Pharmaceuticals, Inc. *	5,000	76,000
Seattle Genetics, Inc. *	5,200	72,956
VIVUS, Inc. *	4,600	48,070
XenoPort, Inc. *	2,300	48,829

		2,280,085

Real Estate 1.0%
CB Richard Ellis Group, Inc., Class A *	12,000	140,880
Forest City Enterprises, Inc., Class A	11,780	157,498
The St. Joe Co. *	5,200	151,424

		449,802

Retailing 0.1%
Zumiez, Inc. *	1,900	31,179

Semiconductors & Semiconductor Equipment 0.0%
Linear Technology Corp.	500	13,815

Software & Services 3.8%
comScore, Inc. *	2,600	46,826
DealerTrack Holdings, Inc. *	24,900	470,859
Genpact Ltd. *	2,200	27,060
Global Cash Access Holdings, Inc. *	2,100	15,351
Salesforce.com, Inc. *	6,600	375,738
TeleCommunication Systems, Inc., Class A *	2,800	23,408
TiVo, Inc. *	6,100	63,196
VASCO Data Security International, Inc. *	2,800	20,776
Visa, Inc., Class A	4,300	297,173
VMware, Inc., Class A *	3,500	140,595
Western Union Co.	7,800	147,576

		1,628,558

Technology Hardware & Equipment 2.7%
Aruba Networks, Inc. *	3,000	26,520
Echelon Corp. *	3,500	45,045
Flextronics International Ltd. *	17,500	130,550
FLIR Systems, Inc. *	7,600	212,572
Loral Space & Communications, Inc. *	600	16,488
Multi-Fineline Electronix, Inc. *	500	14,355
Netezza Corp. *	2,700	30,348
QUALCOMM, Inc.	14,000	629,720
Starent Networks Corp. *	1,600	40,672

		1,146,270

Telecommunication Services 0.8%
American Tower Corp., Class A *	3,300	120,120
Crown Castle International Corp. *	7,100	222,656

		342,776

Transportation 1.4%
Forward Air Corp.	2,100	48,615
Heartland Express, Inc.	3,000	43,200
J.B. Hunt Transport Services, Inc.	2,500	80,325
Landstar System, Inc.	1,600	60,896
United Parcel Service, Inc., Class B	6,600	372,702

		605,738

Total Short Sales (Proceeds $14,911,086)		15,804,560

End of short sale positions.

*	Non-income producing security
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

54 See financial notes

 Laudus Rosenberg Long/Short Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2009; unaudited.

Assets
Investments, at value (cost $22,932,848)		$24,216,457
Deposits with broker and custodian bank for short sales		$31,120,788
Receivables:
Investments sold		18,407,771
Dividends		23,201
Interest		2,079
Fund shares sold		2,014
Prepaid expenses	+	3,652

Total assets		73,775,962

Liabilities
Securities sold short, at value (proceeds $14,911,086)		$15,804,560
Payables:
Investments bought		14,694,911
Fund shares redeemed		141,044
Dividends on short sales		16,859
Distribution and shareholder services fees		16,346
Trustee’s retirement plan		9,227
Investment adviser fees		4,341
Accrued expenses	+	48,530

Total liabilities		30,735,818

Net Assets
Total assets		73,775,962
Total liabilities	—	30,735,818

Net assets		$43,040,144
Net Assets by Source
Capital received from investors		72,051,475
Distribution in excess of net investment income		(472,414)
Net realized capital losses		(28,929,052)
Net unrealized capital gains		390,135

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$6,087,685		712,889		$8.54
Select Shares	$36,952,459		4,288,468		$8.62

See financial notes 55

 Laudus Rosenberg Long/Short Equity Fund

Statement of
Operations
For April 1, 2009 through September 30, 2009; unaudited.

Investment Income
Dividends		$495,797

Expenses
Investment adviser fees		459,994
Interest expense		30,750
Professional fees		26,560
Accounting and administration fees		20,777
Transfer agent fees		18,554
Custodian fees		17,470
Registration fees		17,178
Distribution and shareholder services fees (Investor Shares )		10,431
Sub-Accounting fees (Investor Shares )		6,259
Trustees’ fees		5,058
Shareholder reports		3,031
Dividends on short sales		385,985
Other expenses	+	8,378

Total expenses		1,010,425
Expense reduction by adviser	—	51,075

Net expenses		959,350

Realized and Unrealized Gains and Losses
Net realized gains on investments		1,804,556
Net realized losses on short sales	+	(3,645,528)

Net realized losses		(1,840,972)
Net unrealized gains on investments		15,522,824
Net unrealized losses on short sales	+	(15,913,893)

Change in net unrealized losses		(391,069)

Increase (Decrease) in Net Assets from Operations
Total investment income		495,797
Net expenses	—	959,350

Net investment loss		(463,553)
Net realized losses		(1,840,972)
Net unrealized losses	+	(391,069)

Decrease in net assets from operations		($2,695,594)

56 See financial notes

 Laudus Rosenberg Long/Short Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

		4/1/09-9/30/09	4/1/08-3/31/09
Net investment loss		($463,553)	($740,610)
Net realized gains (losses)		(1,840,972)	40,409,051
Net unrealized losses	+	(391,069)	(55,306,976)

Decrease in net assets from operations		(2,695,594)	($15,638,535)

Distributions to Shareholders

Distributions from net investment income
Investor Shares		$—	$228
Select Shares	+	—	272,159

Total distributions from net investment income		$—	$272,387

Transactions in Fund Shares

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		167,207	$1,448,044	694,539	$6,621,049
Select Shares	+	655,136	5,664,802	834,165	8,405,140

Total shares sold		822,343	$7,112,846	1,528,704	$15,026,189

Shares Reinvested
Investor Shares		—	$—	23	$215
Select Shares	+	—	—	28,102	267,533

Total shares reinvested		—	$—	28,125	$267,748

Shares Redeemed
Investor Shares		(762,647)	($6,595,597)	(815,364)	($8,094,324)
Select Shares	+	(3,837,679)	(33,384,371)	(11,027,753)	(110,217,271)

Total shares redeemed		(4,600,326)	($39,979,968)	(11,843,117)	($118,311,595)

Net transactions in fund shares		(3,777,983)	($32,867,122)	(10,286,288)	($103,017,658)

Shares Outstanding and Net Assets

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,779,340	$78,602,860	19,065,628	$197,531,440
Total decrease	+	(3,777,983)	(35,562,716)	(10,286,288)	(118,928,580)

End of period		5,001,357	$43,040,144	8,779,340	$78,602,860

Distributions in excess of net investment income			($472,414)		($8,861)

See financial notes 57

 Laudus Rosenberg U.S. Equity Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the Laudus Rosenberg Funds in this report is a series of the Laudus Trust (the ”Trust”), an open-end management investment company. The Trust was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the Funds in the Trust including the Funds discussed in this report, which are highlighted (individually each such highlighted portfolio, a “Fund” and collectively, the “Funds”):

Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Value Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Fund
Laudus Rosenberg Long/Short Equity Fund
Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Discovery Fund
Laudus Rosenberg International Small Capitalization Fund	Laudus Mondrian International Equity Fund
Laudus Mondrian Global Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund
Laudus Growth Investors U.S. Large
  Cap Growth Fund

As of October 15, 2003, the Laudus Rosenberg U.S. Small Capitalization Fund closed to new investors. As of August 12, 2009, the Laudus Rosenberg U.S. Large Capitalization Value Fund and the Laudus Rosenberg Long/Short Equity Fund closed to new investors.

Each Fund, except Laudus Rosenberg U.S. Large Capitalization Value Fund, is authorized to issue an unlimited number of Investor Shares and Select Shares of no par value, and the Laudus Rosenberg U.S. Small Capitalization Fund is also authorized to issue an unlimited number of Adviser Shares of no par value.

The Laudus Rosenberg U.S. Large Capitalization Value Fund was authorized to issue an unlimited number of both Investor Shares and Select Shares of no par value prior to July 27, 2009. Effective July 27, 2009, all outstanding Investor Shares of the Fund were converted into Select Shares and the Fund no longer offered separate share classes. Immediately after and as a result of the conversion, each shareholder of the Investor Shares became an owner of Select Shares of the same Fund.

Each class of shares generally has identical rights and preferences, except that each class is subject to different eligibility conditions, bear different distribution and sub-transfer agent expenses, and separate voting rights on matters pertaining solely to that class of shares.

Each Fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each Fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the Funds used in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation

The Funds value the securities in their portfolios every business day. The Funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the funds calculate net asset value: valued at fair value, as determined in good faith by the Funds’ investment adviser using guidelines adopted by the Funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that

58

 Laudus Rosenberg U.S. Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

may occur between the close of foreign exchange and the time at which Funds’ shares are priced. The Board of Trustees regularly reviews fair value determinations made by the Funds pursuant to the procedures.

•	Short-term debt securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

The Funds’ Fair Value Measurements and Disclosures define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles and expand disclosures about fair value measurements.

In addition, the Funds adopted the disclosures for determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. These disclosures provide additional guidance for estimating fair value in accordance with the fair value measurements when the volume and level of activity for the asset or liability have significantly decreased.

Various inputs are used in determining the value of the Funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2009:

Laudus Rosenberg U.S. Large Capitalization Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$96,164,826	$—	$—	$96,164,826

Total	$96,164,826	$—	$—	$96,164,826

 59

 Laudus Rosenberg U.S. Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Laudus Rosenberg U.S. Large Capitalization Value Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$24,159,065	$—	$—	$24,159,065
Other Investment Company	128,513	—	—	128,513

Total	$24,287,578	$—	$—	$24,287,578

Laudus Rosenberg U.S. Discovery Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$225,666,205	$—	$—	$225,666,205
Other Investment Company	3,404,596	—	—	3,404,596

Total	$229,070,801	$—	$—	$229,070,801

Laudus Rosenberg U.S. Small Capitalization Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$279,567,274	$—	$—	$279,567,274
Other Investment Company	5,633,505	—	—	5,633,505

Total	$285,200,779	$—	$—	$285,200,779

Laudus Rosenberg Long/Short Equity Fund

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$19,456,550	$—	$—	$19,456,550
Short-Term Investments(a)	—	4,759,907	—	4,759,907

Total	$19,456,550	$4,759,907	$—	$24,216,457

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Short Sales(a)	$15,804,560	$—	$—	$15,804,560

Total	$15,804,560	$—	$—	$15,804,560

*	The fund had no Other Financial Instruments.
(a)	as categorized in Portfolio Holdings

60

 Laudus Rosenberg U.S. Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Portfolio Investments:

Real Estate Investment Trusts: Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Repurchase Agreements: The Funds may enter into repurchase agreement. In a repurchase agreement, a Fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The Funds’ repurchase agreements are fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the Funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Short Sales: The Laudus Rosenberg Long/Short Equity Fund is authorized to engage in short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed the market value of securities sold short recorded in the Statement of Assets and Liabilities. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account at the Custodian Bank with cash, U.S. Government securities and/or securities held long by the portfolio to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the Deposits with Broker and Custodian Bank, as shown in the Statement of Assets and Liabilities, and the securities held long as shown in the Statement of Portfolio Holdings. Interest accrued or dividends paid on securities sold short are recorded as an expense on the Fund’s records.

Securities Lending: Under the Securities Lending Program, securities held by the Funds may be loaned by State Street Corporation, as agent, to certain brokers (the “Borrowers”). The Borrowers provide cash or U.S. Government securities as collateral against loans in an amount at least equal to 100% of the market value of the loaned securities.

The cash collateral of securities loaned is invested in high quality, short-term investments such as money market funds and U.S. government securities. The investments of collateral are marked-to-market daily and the value of the collateral must be at least 100% of the market value of the loan securities each day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuation in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the Funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a Fund or a class within the trust are charged directly to that Fund or class. Expenses that are common to all Funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

 61

 Laudus Rosenberg U.S. Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

For Funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The Funds make distributions from net investment income and net realized capital gains once a year, if any.

(g) Custody Credit:

Certain Funds have an arrangement with their custodian bank, State Street Corp., under which the Fund receives a credit for its uninvested cash balances to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the Funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The Funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the Funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

(k) Codification and Hierarchy of Generally Accepted Accounting Principles:

As of September 30, 2009, the Funds adopted the Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of the Hierarchy of Generally Accepted Accounting Principles and establishes the “Accounting Standards Codification” (“Codification”) as the source of authoritative accounting principles to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles in the United States. All guidance contained in the Codification carries an equal level of authority. The Codification and the Hierarchy of Generally Accepted Accounting Principles is effective for financial statements issued for interim and annual periods ending after September 15, 2009. On the effective date, the Codification should supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification become nonauthoritative. The adoption of the Codification does not have a significant impact on the Fund’s financial statements.

3. Risk factors:

Investing in the Funds may involve certain risks, as described in the Funds’ prospectus, including, but not limited to, those described below:

An investment in any of the Funds involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting a Fund’s portfolio. These types of risks may be greater with respect to investments in securities of foreign issuers. Investment in shares of the Funds is, like an investment in common stocks, more volatile and risky than some other forms of investment. This risk is significant for all Funds. The Laudus Rosenberg Long/Short Equity Fund is subject to the risk

62

 Laudus Rosenberg U.S. Equity Funds

Financial Notes, unaudited (continued)

3. Risk factors (continued):

that its long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared with more conventional stock mutual funds.

Stocks on large-size companies tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments — bonds or stocks of mid- or small-size companies, for instance — the Fund’s performance also will lag those investments.

A Fund may also be subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees. In addition, small and mid cap stocks tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investment — bonds or stocks of large-size companies, for instance — the Fund’s performance also will lag those investments.

A Fund may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund’s loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security’s value cannot drop below zero.

Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in the Funds.

4. Affiliates and Affiliated Transactions:

The Trust’s Board of Trustees oversees the general conduct of the Trust and the Funds.

Charles Schwab Investment Management, Inc. (“CSIM” or the “Investment Adviser”) is the investment adviser of the Funds and manages the Funds’ business, subject to the supervision of the Board of Trustees. AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), the Funds’ sub-adviser, provides day-to-day portfolio management services to the funds, subject to the supervision of CSIM.

For its advisory services to each Fund, CSIM is entitled to receive an annual fee, payable monthly, based on the Funds’ average daily net assets described as follows.

	Laudus Rosenberg	Laudus Rosenberg		Laudus Rosenberg
	U.S. Large	U.S. Large	Laudus Rosenberg	U.S. Small
	Capitalization	Capitalization	U.S. Discovery	Capitalization
Average daily net assets	Fund	Value Fund	Fund	Fund

First $1 billion	0.75%	0.75%	0.90%	0.90%
$1 billion to $2 billion	0.70%	0.70%	0.85%	0.90%
Over $2 billion	0.675%	0.675%	0.85%	0.90%

Laudus Rosenberg
Long/Short
Equity Fund

First $500 million	1.50%
Over $500 million	1.45%

CSIM (not the funds) pays a portion of the management fees it receives to AXA Rosenberg in return for its services.

CSIM has contractually agreed, until at least July 30, 2011, to waive a portion of its management fee and bear certain expenses of each Fund. As such, CSIM further agrees to reimburse the Funds to limit the annual expenses, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest

 63

 Laudus Rosenberg U.S. Equity Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

(overdraft charges), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business as follows:

	Investor Shares	Select Shares

Laudus Rosenberg U.S. Large Capitalization Fund	1.14%	0.84%
Laudus Rosenberg U.S. Large Capitalization Value Fund	n/a	0.84%
Laudus Rosenberg U.S. Discovery Fund*	0.95%	0.95%
Laudus Rosenberg U.S. Small Capitalization Fund***	1.44%	1.14%
Laudus Rosenberg Long/Short Equity Fund	2.04%	1.74%

*	Prior to August 12, 2009, the expense limitation was 1.44% and 1.14% for the Investor Shares and Select Shares, respectively.
***	There is no Expense Limit for Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund. However, the Investment Adviser agreed to voluntarily waive 0.03% of the expenses for Adviser and Investor Shares through October 31, 2009.

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the Funds’ net expenses to exceed the current limit (as stated in CSIM’s contractual undertaking) during the respective year. As of September 30, 2009, the balance of recoupable expenses is as follows:

	Laudus Rosenberg	Laudus Rosenberg
	U.S. Large	U.S. Large	Laudus Rosenberg
	Capitalization	Capitalization	U.S. Discovery	Laudus Rosenberg
Expire	Fund	Value Fund	Fund	Long/Short

2010	$—	$125,556	$—	$—
2011	126,825	126,587	—	—
2012	75,240	63,858	50,993	51,076

The Funds may, from time to time, execute portfolio trades with affiliated brokers/dealers. For the period ended September 30, 2009, the Funds paid no brokerage fees on the execution of portfolio trades with affiliated brokers/dealers.

5. Other Shareholders Services:

Boston Financial Data Services, Inc. (BFDS) provides the transfer agent services to the Funds, and receives transfer agent fees from the Funds as shown in the Statement of Operations.

The Trust has a Distribution and Shareholder Service Plan with respect to its Investor Shares pursuant to Rule 12b-1 under the 1940 Act. The Investor Shares of the Funds are sold on a continuous basis by the Trust’s distributor-ALPS Distributors, Inc. Under the Distribution and Shareholder Services Plan, the Funds pay distribution and shareholder servicing fees in connection with the sale and servicing of the Investor Shares. The annual Distribution and Shareholder Service Fee consists of up to 0.25% of the respective average daily net assets of the Investor Shares. In addition, the Trustees have authorized each Fund to pay up to 0.15% of its average daily net assets attributable to Investor Shares for sub-transfer agent and sub-accounting services in connection with such shares.

Various service organizations act as servicing agents of the Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund. Such shares are subject to an annual Service Fee of up to 0.25% of the average daily net assets attributable to such shares in accordance with a Service Plan adopted by the Trust. In addition, the Trustees have authorized the Fund to pay up to 0.05% of its average daily net assets attributable to Adviser Shares for the sub-transfer agent and sub-accounting services in connection with such shares.

Effective May 5, 2009, no further fees were assessed on the Investor Shares for U.S. Large Capitalization Value Fund for sub-transfer agent and sub-accounting services or under the Distribution and Shareholder Service Plan until the share class was collapsed into the Select Shares Class on July 27, 2009, made the expense limitation for the class 0.84%. Effective August 12, 2009 no further fees will be assessed on the Investor Shares for U.S. Discovery Fund for sub-transfer agent and sub-accounting service or under the Distribution and Shareholder Service Plan.

64

 Laudus Rosenberg U.S. Equity Funds

Financial Notes, unaudited (continued)

6. Board of Trustees:

Trustees may include people who are officers and/or directors of other fund families affiliated to the investment adviser. Federal securities law limits the percentage of the “interested persons” who may serve on a trust’s board, and the Laudus Funds are in compliance with these limitations. The Funds did not pay any of the interested persons for their services as trustees, but did pay non-interested persons (Independent Trustees), as noted in each fund’s Statement of Operations.

Until September 2006, a Retirement Plan existed for the Independent Trustees. After the termination of the Retirement Plan, the previously accrued and unpaid benefits continue to be adjusted by performance of the Funds. As a result, the amount of the Retirement Payable to any Independent Trustee may increase or decrease based on the performance of the Funds.

7. Borrowing from Banks:

The Laudus Rosenberg U.S. Large Capitalization Fund, Laudus Rosenberg U.S. Large Capitalization Value Fund, Laudus Rosenberg U.S. Discovery Fund and Laudus Rosenberg U.S. Small Capitalization Fund have access to custodian overdraft facilities and to an uncommitted line of credit up to a maximum of $100,000,000, as established by State Street Corporation. Interest is calculated based on the market rates at the time of borrowing.

There were no borrowings from the line of credit by the Funds during the period. However, the Funds utilized their overdraft facility and incurred interest expenses, which is disclosed in the Statement of Operations. The Interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales of Investment Securities:

For the period ended September 30, 2009, purchases and sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales

Laudus Rosenberg U.S. Large Capitalization Fund	$80,640,404	$62,225,526
Laudus Rosenberg U.S. Large Capitalization Value Fund	13,197,382	14,026,686
Laudus Rosenberg U.S. Discovery Fund	234,667,259	471,744,484
Laudus Rosenberg U.S. Small Capitalization Fund	185,406,752	227,581,138
Laudus Rosenberg Long/ Short Equity Fund	34,708,567	104,702,445

9. Redemption Fee:

The Funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior report period are:

	Current Period	Prior Period
	(4/1/09-9/30/09)	(4/1/08-3/31/09)

Laudus Rosenberg U.S. Large Capitalization Fund	$1,817	$7,309
Laudus Rosenberg U.S. Large Capitalization Value Fund	—	34
Laudus Rosenberg U.S. Discovery Fund	10,615	18,351
Laudus Rosenberg U.S. Small Capitalization Fund	1,851	5,665
Laudus Rosenberg Value Long/Short Equity Fund	11,962	4,716

10. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2009, the capital loss carry forwards available to offset net capital gains before the expiration dates:

 65

 Laudus Rosenberg U.S. Equity Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

	Laudus Rosenberg
	U.S. Large	Laudus Rosenberg	Laudus Rosenberg
	Capitalization	U.S. Capitalization	Long/Short
Expiration Date	Fund*	Value Fund	Equity Fund

March 31, 2016	$3,763,669	$—	$18,276,171
March 31, 2017	11,493,144	341,905	—

Total	$15,256,813	$341,905	$18,276,171

*	As of March 15, 2009, Laudus Rosenberg U.S. Large Capitalization Fund has capital loss carryforwards of $3,763,669 subject to certain limitations on availability, to offset future capital gains, if any, as the successor of a merger.

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2009, the Funds had aggregate deferred realized net capital losses and capital losses utilized as follows:

	Laudus Rosenberg	Laudus Rosenberg		Laudus Rosenberg
	U.S. Large	U.S. Large	Laudus Rosenberg	U.S. Small	Laudus Rosenberg
	Capitalization	Capitalization	U.S. Discovery	Capitalization	Long/Short
	Fund	Value Fund	Fund	Fund	Equity Fund

Capital losses deferred	$21,463,820	$2,097,487	$154,288,681	$120,558,161	$8,364,765
Capital losses utilized	—	—	—	—	$47,771,914

As of March 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2009, the Funds did not incur any interest or penalties.

11. Subsequent Events:

At a meeting held on July 30, 2009, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization that would provide for the reorganization of the Laudus Rosenberg U.S. Small Capitalization Fund into the Laudus Rosenberg U.S. Discovery Fund. The Reorganization is expected to occur during the fourth quarter of 2009 if it is approved by shareholders of the Fund at the special meeting. As of the close of business October 22, 2009 the Laudus Rosenberg Long/Short Equity Fund and the Laudus Rosenberg Large Cap Value Fund were liquidated. Prior to November 19, 2009, the Laudus Rosenberg U.S. Discovery Fund offered two share classes: Investor Shares and Select Shares. Effective November 19, 2009, all outstanding Investor Shares will be converted into the remaining share class and the Fund will no longer offer separate shares classes. Other than what is listed above as of November 13, 2009, the date the financial statements were available to be issued, no other subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

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Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreements between Laudus Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the subadvisory agreements among the Trust, CSIM and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) (such investment advisory agreements and sub-advisory agreements, collectively, the “Agreements”) with respect to certain funds in the Trust, including Laudus Rosenberg U.S. Large Capitalization Fund, Laudus Rosenberg U.S. Large Capitalization Value Fund, Laudus Rosenberg U.S. Discovery Fund, Laudus Rosenberg U.S. Small Capitalization Fund and Laudus Rosenberg Long/Short Equity Fund (the “Funds”). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and AXA Rosenberg, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and AXA Rosenberg, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to AXA Rosenberg seeking certain relevant information. The responses by CSIM and AXA Rosenberg are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements at a meeting held on September 17, 2009, and approved the renewal of the Agreements for an additional one year term. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates, and AXA Rosenberg, dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of AXA Rosenberg; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by AXA Rosenberg to the Funds and the resources it dedicates to the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and AXA Rosenberg to the Funds and the resources of CSIM and its affiliates and the resources of AXA Rosenberg

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dedicated to the Funds supported renewal of the Agreements with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered each Fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund, whether, irrespective of relative performance, AXA Rosenberg’s absolute performance was consistent with expectations for its unique quantitative investment methodology and the appropriateness of the benchmark used to compare the performance of each Fund. The Board also considered the pending liquidations of Laudus Rosenberg Long/Short Equity Fund and Laudus Rosenberg U.S. Large Cap Value Fund and the pending reorganization of Laudus Rosenberg U.S. Small Capitalization Fund into Laudus Rosenberg U.S. Discovery Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and AXA Rosenberg to other mutual funds and to other types of accounts, such as separate accounts and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to AXA Rosenberg, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and AXA Rosenberg from their relationships with the Funds, such as whether, by virtue of their management of the Funds, CSIM or AXA Rosenberg obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and AXA Rosenberg, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and AXA Rosenberg, and their respective affiliates. The Board further considered the revised sub-advisory fee schedules approved by the Board in March (as discussed below). With respect to the profitability of AXA Rosenberg, the Board also considered that AXA Rosenberg is compensated by CSIM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and AXA Rosenberg is reasonable and supported renewal of the Agreements with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that, for all Funds other than Laudus Rosenberg U.S. Small Capitalization Fund, include lower fees at higher graduated asset levels, and AXA Rosenberg’s agreement to contractual sub-advisory fee schedules that, for all Funds other than Laudus Rosenberg U.S. Discovery Fund include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

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In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Additionally, the Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of amended and restated sub-advisory agreements (“Amended Sub-Advisory Agreements”) among the Trust, CSIM and AXA with respect to all Funds, except for the Laudus Rosenberg U.S. Small Capitalization Fund, at a meeting held on February 27, 2009. The Amended Sub-Advisory Agreements, effective April 1, 2009, simplify the average daily net assets over which the base subadvisory fee is calculated but do not have any impact on the overall management fees paid by the Funds. The Board’s approval of the Amended Sub-Advisory Agreements was based on their review in preparation for and at such meeting, of detailed information with regard to the proposed changes and the consideration and evaluation of a variety of specific factors considered by the Board at the September 15, 2008. For a detailed summary of the factors considered by the Board at the September 15, 2008 meeting, please refer to the Funds’ semi-annual report dated September 30, 2008.

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Trustees and Officers

The tables below provide information about the trustees and officers for the Laudus Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, and Laudus Institutional Trust. As of September 30, 2009, the Fund Complex included 81 funds.

At a meeting of the Board held on September 28-29, 2006, the Trustees voted to adopt a retirement policy for all independent trustees that requires an independent trustee to retire no later than December 31st of the year in which he or she reaches age seventy-two. At a meeting of the Board held on September 17, 2009, the Trustees voted to amend the retirement policy for all independent trustees to require that an independent trustee retire no later than December 31st of the year during which he or she reaches seventy-two years of age, or his or her twentieth year of service as independent trustee of the Laudus Funds, whichever comes first. In addition, the Laudus Funds retirement policy requires any independent trustee of the Funds who also serves as an independent trustee of the Schwab Funds to retire from the Board of the Laudus Funds upon their required retirement date from either the Boards of the Schwab Funds or the Laudus Funds, whichever comes first.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-866-452-8387.

 Independent Trustees

Name, Address[1]		Number of
and Year of Birth;		Portfolios in
(Term of Office, and	Principal Occupation(s)	Fund Complex
Length of Time Served2)	During the Past Five Years	Overseen	Other Directorships Held by Trustee

Mariann Byerwalter[3] 1960 (1/04-present)	Chairman of JDN Corporate Advisory LLC.	81	Board 1—Director, Redwood Trust, Inc. (mortgage finance).

William A. Hasler[3] 1941 (1/04-present)	Retired. Dean Emeritus of the Haas School of Business at the University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	81	Board 1—Director, Mission West Properties (commercial real estate).
Board 2—Director, TOUSA (home building).
Board 3—Director, Harris-Stratex Networks (a network equipment corporation).
Board 4—Director, Globalstar, Inc. (telecommunications) .
			Board 5—Director, Ditech Networks (voice communication technology).

Nils H. Hakansson[3] 1937 (3/90-present)	Sylvan C. Coleman Professor of Finance and Accounting, Emeritus, Haas School of Business, University of California, Berkeley (since 2003). Mr. Hakansson was also a Professor of Finance and Accounting, Haas School of Business, University of California, Berkeley (July 1969 to January 2003).	15	None

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 Interested Trustees

Name, Address[1]		Number of
and Year of Birth;		Portfolios in Fund
(Term of Office,and	Principal Occupation(s)	Complex Overseen
Length of Time Served2)	During the Past Five Years	by the Trustee	Other Directorships Held by Trustee

Randall W. Merk 1954 Trustee (6/06-present)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co. Inc.; Executive Vice President, Charles Schwab & Co. Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. and Schwab Funds (2007-present); President and Chief Executive Officer, Schwab ETFs; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.	15	None

 Officers

Name, Address[4]
and Year of Birth;
(Term of Office[5], and
Length of Time Served)	Position with the Trust	Principal Occupation During Past Five Years

Jeffrey Mortimer 1963 (3/08-present, President and CEO) (6/04-present, CIO)	President, Chief Executive Officer, and Chief Investment Officer	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc., Schwab Funds and Schwab ETFs. Prior to May 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

George Pereira 1964 (6/06-present)	Treasurer and Chief Financial Officer	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Treasurer and Principal Financial Officer, Schwab Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds, PLC and Charles Schwab Asset Management (Ireland) Ltd. Through June 2007, Chief Financial Officer, Mutual Fund Division, UST Advisers, Inc., and Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Trust Inc.; From 12/99 to 11/04: Senior Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Catherine MacGregor 1964 (12/05-present)	Chief Legal Officer, Vice President and Clerk	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.; Vice President, Schwab Funds and Schwab ETFs; until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Daniel Kern 1961 (3/05-present)	Vice President	Vice President, Investment Management Services. Until September 2005, Assistant Treasurer, Laudus Trust and Laudus Variable Insurance Trust. Until December 2004, Vice President, Internal Audit, Charles Schwab Corporation.

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 Officers (continued)

Name, Address[4]
and Year of Birth;
(Term of Office[5], and
Length of Time Served)	Position with the Trust	Principal Occupation During Past Five Years

Michael Haydel 1972 (6/05-present)	Vice President	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	The mailing address of each of the Trustees is c/o Laudus Trust, 211 Main Street, San Francisco, CA 94105.
[2]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed.
[3]	Member of the Audit Committee.
[4]	The mailing address of each of the Officers is c/o Laudus Trust, 211 Main Street, San Francisco, CA 94105.
[5]	There is no stated term of office for the officers of the Trust.

72

Glossary

90 Day T-bill is a short-term discounted, government debt instrument of 90 days or less, issued in $10,000 denominations that pay its face value at maturity. The government issues Treasury bills weekly.

Alpha is a measure of a fund’s risk adjusted return. Alpha can be used to directly measure the value added or subtracted by a fund’s manager. It is calculated by measuring the difference between a fund’s actual returns and its expected performance given its level of market risk as measured by beta.

Beta is a measure of the volatility of a stock relative to the overall market. A beta of less than one indicates lower historical risk than the market; a beta of more than one indicates higher historical risk than the market.

GDP, or Gross Domestic Product, is the market value of the goods and services produced by labor and property in the United States.

Modified Duration expresses the measurable change in the value of a security in response to a change in interest rates. The formula calculates the effect that a 1% change in interest rates will have on the price of a bond.

The MSCI EAFE Index® (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Price to cash flow ratio is the price of a stock divided by its reported cash flow per share.

Relative strength is the rate that a stock falls relative to other stocks in a falling market or rises relative to other stocks in a rising market.

Return on equity represents the amount earned on a company’s common stock investment for a given period, calculated by dividing common stock equity into net income for the period after preferred stock dividends but before common stock dividends.

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower valuation ratios such as price-to-book and price-to-earnings ratios.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and represents approximately 16% of the total market capitalization of the Russell 3000® Index.

The Russell 2500tm Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, and represents approximately 16% of the total market capitalization of the Russell 3000® Index.

The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

The Russell 3000® Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

The S&P Developed ex US SmallCap Index is a float-adjusted index which measures the performance of small companies (approximately the bottom 15% by market capitalization) in 25 developed equity markets.

The S&P Global ex US Broad Market Index (BMI) $2-$10 Billion Cap Range is an absolute size benchmark that divides the investable region into capitalization bands of between $2 billion and $10 billion. It is a subset of the Broad Market Index (BMI), which includes companies in approximately 52 developed and emerging markets with more than $100 million of free float capitalization.

The Standard & Poor’s 500® (S&P 500) Index is an unmanaged index measuring large-cap U.S. stock market performance, and includes a representative sample of leading companies in leading industries.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on a fund’s most recent Form N-Q is also available at www.laudus.com.

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For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.866.452.8387 Investment Professionals
1.800.447.3332 Individual Investors
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR45083-01

Semiannual Report September 30, 2009

COMMAND PERFORMANCETM

Laudus Rosenberg International Equity Funds
Laudus Rosenberg International Equity Fund (closed to new investors)
Laudus Rosenberg International Discovery Fund
Laudus Rosenberg International Small Capitalization Fund (closed to investors)

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
AXA Rosenberg Investment Management LLC

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Report Period

Laudus Rosenberg International Equity Fund

Investor Shares (Ticker Symbol: RIEIX)	43.92%
Select Shares (Ticker Symbol: REQIX)	44.26%
Benchmark: MSCI EAFE Index	50.42%

Performance Details	pages 4-6

Laudus Rosenberg International Discovery Fund

Investor Shares (Ticker Symbol: LIDIX)	48.34%
Select Shares (Ticker Symbol: LIDSX)	48.76%
Benchmark: S&P Global ex-U.S. BMI $2-10 Billion Cap Range	56.83%

Performance Details	pages 7-9

Laudus Rosenberg International Small Capitalization Fund

Investor Shares (Ticker Symbol: RISIX)	50.71%
Select Shares (Ticker Symbol: ICSIX)	51.08%
Benchmark: S&P Developed ex-U.S. SmallCap Index	61.76%

Performance Details	pages 10-12

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Redemption fees charged on shares sold or exchanged 30 days or less after purchasing them may affect share level returns.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

Please see prospectus for further detail and investor eligibility requirements.

Laudus Rosenberg International Equity Funds 1

From the President

Jeffrey Mortimer is President, CEO, and CIO of Laudus Funds and SVP of Charles Schwab Investment Management, Inc. He joined the firm in 1997 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past six months, the prices of many equity securities rebounded as investor confidence in financial markets and the economy returned. Before this rally, prices had been driven down significantly, reflected in the particularly bearish period that extended from late 2008 to early 2009, brought on by the credit crisis and economic recession. Since March of 2009, however, improvements in the financial markets and diminished concern over the depth and duration of the economic recession have encouraged a broad market recovery. For example, the S&P Global ex U.S. Broad Market Index $2–$10 Billion returned 56.83%, while the MSCI EAFE Index (Gross) returned 50.42%.

Within the Laudus Rosenberg fund family, absolute returns in the international equity funds followed the general lift in prices. However, the price rebound generally rewarded the lowest quality stocks, while the Laudus Rosenberg preference for quality stocks caused the funds to underperform their respective benchmarks on a relative basis. The Laudus Rosenberg International Equity Fund returned around 44%, while the Laudus Rosenberg International Small Capitalization Fund returned about 50%. The Laudus Rosenberg International Discovery Fund returned around 48%. For an explanation of fund performance, please see the portfolio managers’ commentary in the following pages of this report.

The Laudus Rosenberg Funds are sub-advised by AXA Rosenberg Investment Management, LLC. Through the Laudus Rosenberg Funds offering, this distinctive approach to investment management is easily accessible to independent advisors and individual investors.

In closing, I would remind you that should you have any questions about the funds we are available to answer them at 1-800-447-3332.

Thank you for investing with us.

Sincerely,

2 Laudus Rosenberg International Equity Funds

The Investment Environment

The past six months produced strongly positive returns in global capital markets, as nearly all major equity indexes gained more than 40%. Generally, international equity markets fared better than those in the U.S., while fixed income underperformed both. Commodity indexes gained value, but also underperformed the equity indexes. Globally, the gains were highly synchronized, exhibiting a pattern typical during the initial periods of global economic recovery.

In the U.S., large-cap stocks gained about 35% for the period, but with a wide spread between growth- and value-style equities, as value outperformed growth by about 5%. U.S. small-caps outperformed U.S. large-caps, gaining just under 44%. U.S. small-cap value stocks also outperformed growth. Internationally, the results were similar but stronger. International large-cap stocks returned over 50%, underperforming international small-cap stocks, which were up more than 60%. Emerging markets also gained more than 60%. As occurred in the U.S., international value stocks outperformed their growth counterparts, but the difference was greater, with value leading by more than 10%.

What caused these strong returns, especially during a relatively short period of time of six months? In essence, the credit crisis that began in the summer of 2007 decimated equity and commodity indexes throughout 2008 and into early 2009. But by the beginning of the report period, equity markets had fallen so far that investors were beginning to look for investment opportunities that the low prices presented. April and May of 2009 provided the strongest returns, as fears of a global depression began to give way to hopes for an economic recovery. While the timing and influence of the impacts of economic stimulus packages remained a topic of debate, most commentators agreed that initiatives like “Cash for Clunkers” in the U.S. and significant support for the banking system in Europe helped stabilize the global economy. Additionally, the debt levels of many non-U.S. economies were below those in the U.S., making a global recovery easier to sustain.

Problems remain, of course, and among them was a continuous rise in the U.S. unemployment rate, to 9.8% by the end of September. Cutbacks by U.S. consumers also continued early in the period, as even employed Americans feared losing their jobs. Roughly 65% of the U.S. economy, and a sizable influence around the globe, U.S. personal consumption has fallen to levels last seen in 2005. And the equity markets took note of this pullback, responding positively when it appeared that the consumption levels had stopped falling. Another notable factor was the increase in prices for industrial metals, such as nickel and copper, which as a group were up 47% during the period, indicating that commodity markets expected greater demand for these basic materials across the global economy.

From a global sector perspective, cyclical stocks led the more defensive groups during the period. Financial stocks were up more than 75% on average during the period, as investors looked for bargains in this beaten-down area. Materials stocks, up nearly 55%, and Industrials stocks, up about 50%, also did particularly well. Along with Financials and Consumer Discretionary stocks, up about 46%, the Materials and Industrials Sectors are widely considered to be more cyclical in nature, meaning the stocks in these groups tend to be more sensitive to the levels of global economic activity. Defensive groups such as Health Care (up 24%), Telecomm Service and Utilities (both up about 28%) performed well by any absolute measure but underperformed their more cyclical counterparts. Interestingly, the Energy Sector, one of the leaders during the strong equity markets leading up the global downturn, performed more in line with the defensive groups, gaining about 34%. Energy prices across the global commodity markets were up about 19% during the period, helping to support the stocks in the sector.

Among major developed economies, the best performers such as Spain and Australia gained more than 70% during the period. Many of the major European markets, such as the United Kingdom, Germany and France, were up around 50%. Japan and the U.S. were the relative laggards among major economies, both gaining more than 30%. The best equity markets for the period were generally emerging, with Brazil and Russia both returning more than 70% and some countries with smaller economies like Turkey and Indonesia gaining over 100%. China, up about 45%, was a relative underperformer among emerging markets countries.

The U.S. dollar lost more than 10% versus a basket of major currencies during the period, which enhanced the investment gains in non-U.S. markets for dollar-based investors. The dollar’s drop also impacted commodity prices, and most commodity indexes were up more than 20% for the six-month period. Crude oil gained about 25% for the period. Metals and agricultural prices also increased, partially in response to expectations of growing demand around the globe as the economic recovery takes hold.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Laudus Rosenberg International Equity Funds 3

Laudus Rosenberg International Equity Fund

The Laudus Rosenberg International Equity Fund Investor Shares returned 43.92% for the six months ended September 30, 2009, underperforming the benchmark MSCI EAFE Index, which returned 50.42%. The six-month reporting period coincided with a strong recovery across most international markets. While the Fund generally followed this trajectory, on a relative basis, its underperformance over the period can be primarily attributed to its allocation across sectors.

Despite the Fund’s relative underperformance, returns were strongly positive across all sectors. The largest contribution to the Fund’s absolute performance came from the Financials sector, followed by Consumer Discretionary, Industrials and Telecommunications Services. Relative to the benchmark, however, the Fund’s allocations across nearly all sectors detracted from relative performance, most notably in Telecom, where the Fund was significantly overweight—nearly twice the weighting of the benchmark; Financials, where the Fund was underweight; and Health Care, where the Fund was overweight the benchmark. Stock selection within sectors had little net effect, although the Fund’s holdings in Financials underperformed those of the benchmark, detracting somewhat from relative performance.

From a market capitalization perspective, the Fund’s absolute performance for the period was spread relatively equally throughout market-cap ranges. On a relative basis, those allocations performed essentially in line with the benchmark. In terms of stock selection, however, the Fund’s holdings underperformed those of the benchmark across nearly all market-cap ranges.

From a Price-to-Earnings (P/E) perspective, the largest contribution to the Fund’s absolute performance came from stocks with the lowest P/Es—12.5 or less—the strongest performers of the period. On a relative basis, however, the Fund’s stocks in that category underperformed those of the benchmark, detracting from relative performance. Mitigating the downside somewhat, however, were the positive contributions from the Fund’s weightings across several P/E ranges, primarily its overweight to the lowest-P/E stocks and its underweight to stocks with P/Es between 12.5 and 17.5.

From a Price-to-Book (P/B) standpoint, the Fund’s returns were strongly positive across P/B ranges, with the largest contribution to the Fund’s absolute performance from stocks with P/Bs below 1.5. On a relative basis against the benchmark, however, the Fund’s stock selection within that range detracted most significantly for the reporting period. Stock selection in the next-highest P/B range (1.5 to 2.25) also detracted. The Fund’s allocation across P/B ranges contributed positively, helping to mitigate the drag from stock selection; the greatest gain came from the Fund’s overweight to lower-priced stocks, consistent with the Fund’s value orientation.

While, as is typical for this Fund, regional allocation had little net effect, the Fund’s holdings within Asia and the Pacific Basin as well as in Europe underperformed those of the benchmark, detracting from Fund performance.

As of 9/30/09:
 Fund Characteristics

Number of Securities	358
Avg. Market Capitalization

($Wtd. x 1,000,000)	$42,019
Portfolio Turnover

(One year trailing)	118%

Price to Earnings (P/E)	22.27

Price/Book Ratio (P/B)	1.29

Price to Cash Flow	8.28

Beta	0.96

Return on Equity	9.09%

Five-Year Earnings Growth	1.49%

 Fund Overview

	Investor Shares	Select Shares

Initial Investment	$100	$50,000
Inception Date	12/5/2000	6/7/2000
Total Net Assets ($ x 1,000)	$9,660	$46,469
Ticker Symbol	RIEIX	REQIX
Cusip	51855Q812	51855Q507
NAV	$7.93	$7.92

Manager views and portfolio holdings may have changed since the report date.

4

 Laudus Rosenberg International Equity Fund

Performance Summary as of 9/30/09

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

December 5, 2000 – September 30, 2009
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

June 7, 2000 – September 30, 2009
Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (12/5/00)	43.92%	-6.49%	2.41%	1.33%
Select Shares (6/7/00)	44.26%	-6.21%	2.73%	0.41%
Benchmark: MSCI EAFE Index®*	50.42%	3.80%	6.57%	(12/5/00) 3.35%
				(6/7/00) 1.74%
Fund Expense Ratios2: Investor Shares: Net 1.40%; Gross 1.69% / Select Shares: Net 1.12%; Gross 1.28%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of a fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/11. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the financial highlights section of the financial statements.

 5

 Laudus Rosenberg International Equity Fund

Performance Summary   as of 9/30/09 continued

 Country Weightings % of Investments1

Japan	22.2%

United Kingdom	18.5%

France	10.1%

Australia	8.4%

Switzerland	7.6%

Germany	7.6%

Spain	5.6%

Sweden	3.9%

Italy	3.4%

Netherlands	3.3%

Other Countries	9.4%

Total	100.0%

 Sector Weightings % of Investments1

Financials	25.8%

Health Care	12.1%

Consumer Discretionary	11.8%

Industrials	9.5%

Telecommunication Services	9.3%

Information Technology	8.0%

Energy	7.2%

Materials	6.9%

Consumer Staples	6.8%

Utilities	2.6%

Total	100.0%

 Top Equity Holdings % of Net Assets1

Telefonica S.A.	2.4%

Novartis AG - Reg’d	2.3%

Sanofi-Aventis	2.2%

Siemens AG - Reg’d	2.2%

France Telecom S.A.	1.9%

AstraZeneca plc	1.9%

Royal Dutch Shell plc, Class A	1.8%

Barclays plc	1.7%

Telefonaktiebolaget LM Ericsson, B Shares	1.7%

Allianz SE - Reg’d	1.6%

Total	19.7%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

[1]	Portfolio holdings are subject to change and may not represent current or future holdings.

6

Laudus Rosenberg International Discovery Fund

The Laudus Rosenberg International Discovery Fund Investor Shares returned 48.34% for the six months ended September 30, 2009, underperforming the benchmark S&P Global ex U.S. Broad Market Index $2-10 Billion Cap Range, which returned 56.83%. The six-month reporting period coincided with a strong recovery across most international markets. While the Fund generally followed this trajectory, on a relative basis, its underperformance over the period was primarily attributable to its stock selection across multiple sectors. Its allocation across sectors also detracted.

Over the six-month reporting period, as the market began its rebound, investors generally disregarded earnings, focusing instead on high-beta companies with relatively weak trailing and forward earnings. Such an environment is problematic for the Fund, which seeks to capitalize on stocks with both superior long-term earnings and those with accelerating near-term earnings growth. As the market eventually returns to an emphasis on fundamentals—as it historically has after such “high-beta” rallies—the Fund’s underlying valuation models should regain their merit.

Despite the Fund’s relative underperformance, returns were strongly positive across most sectors. The largest contribution to the Fund’s absolute performance came from the Financials sector. On a relative basis, the Fund’s stocks in that sector outperformed those of the benchmark, but its underweight allocation detracted, overshadowing the positive contribution. The largest drag came from the Fund’s stock selection in the Energy sector, followed by stock selection in the Consumer Staples and Consumer Discretionary sectors and, to a lesser extent, stock selection in Materials and Health Care. Stock selection within the Information Technology sector contributed. The Fund’s allocations across sectors further dampened returns; the most damage came from its overweights to Consumer Staples, Telecommunications Services and Health Care, and, to a lesser extent, its underweight to Energy.

From a market capitalization perspective, the largest contribution to the Fund’s absolute performance came from stocks in the $1.5-to-$3 billion range. Relative to the benchmark, the Fund was generally overweight smaller companies and underweight larger ones, which worked in the Fund’s favor and contributed to relative performance. But the Fund’s stock selection across all market-cap ranges resulted in the Fund’s underperformance of the benchmark.

From a Price-to-Earnings perspective, the Fund’s stocks underperformed those of the benchmark across multiple P/E ranges, dragging on relative performance. Among the most richly valued stocks, a combination of underweighting relative to the benchmark and good stock selection contributed. From a Price-to-Book perspective, the story was similar: The Fund lost relative value from its stock selection across multiple P/B ranges—primarily on the lower end—but added value from its allocation across P/B ranges. Its overweight to the lowest P/E stocks—those under 1.25—was the strongest contributor.

As is typical for this Fund, its regional allocations had little net effect. Stock selection among European companies was the largest drag on relative performance, although stock selection in the Asia Pacific region also detracted. Stock selection contributed modestly, however, in both Latin America and Africa and the Middle East.

As of 9/30/09:
 Fund Characteristics

Number of Securities	495
Avg. Market Capitalization

($Wtd. x 1,000,000)	$5,401
Portfolio Turnover

(One year trailing)	160%

Price to Earnings (P/E)	39.77

Price/Book Ratio (P/B)	1.22

Price to Cash Flow	11.44

Beta	0.99

Return on Equity	8.03%

Five-Year Earnings Growth	8.06%

 Fund Overview

	Investor Shares	Select Shares

Initial Investment	$100	$50,000
Inception Date	5/31/2006	5/31/2006
Total Net Assets ($ x 1,000)	$39,820	$291,556
Ticker Symbol	LIDIX	LIDSX
Cusip	51855Q697	51855Q689
NAV	$8.96	$8.97

Manager views and portfolio holdings may have changed since the report date.

 7

 Laudus Rosenberg International Discovery Fund

Performance Summary as of 9/30/09

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

May 31, 2006 – September 30, 2009
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

May 31, 2006 – September 30, 2009
Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (5/31/06)	48.34%	4.00%	-1.11%
Select Shares (5/31/06)	48.76%	4.37%	-0.81%
Benchmark: S&P Global ex US BMI $2-10 Billion Cap Range[2]	56.83%	12.19%	0.84%

Fund Expense Ratios3: Investor Shares: Net 1.65%; Gross 1.86% / Select Shares: Net 1.35%; Gross 1.54%

[1]	Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of a fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower.
[2]	The S&P Global ex US Broad Market Index (BMI) $2 - $10 Bill Cap Range includes companies in approximately 52 developed and emerging markets with more than $100 million of free float capitalization. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[3]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/11. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the financial highlights section of the financial statements.

8

 Laudus Rosenberg International Discovery Fund

Performance Summary   as of 9/30/09 continued

 Country Weightings % of Investments1

Japan	21.2%

United Kingdom	10.3%

Australia	5.8%

Canada	5.7%

Taiwan	4.4%

Republic of Korea	4.2%

India	3.5%

Hong Kong	3.4%

South Africa	3.2%

France	3.2%

Brazil	2.8%

Italy	2.5%

Other Countries	29.8%

Total	100.0%

 Sector Weightings % of Investments1

Financials	18.0%

Consumer Discretionary	16.0%

Materials	15.0%

Industrials	13.9%

Information Technologies	11.2%

Consumer Staples	10.4%

Health Care	4.9%

Energy	3.8%

Telecommunication Services	3.8%

Utilities	3.0%

Total	100.0%

 Top Equity Holdings % of Net Assets1

The Sage Group plc	0.7%

Gold Fields Ltd.	0.7%

Asahi Breweries Ltd.	0.7%

Pearson plc	0.7%

Sistema JSFC GDR	0.7%

Old Mutual plc	0.6%

Rohm Co., Ltd.	0.6%

Ajinomoto Co., Inc.	0.6%

Dai Nippon Printing Co., Ltd.	0.6%

TDK Corp.	0.6%

Total	6.5%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

[1]	Portfolio holdings are subject to change and may not represent current or future holdings.

 9

Laudus Rosenberg International Small Capitalization Fund

The Laudus Rosenberg International Small Capitalization Fund Investor Shares returned 50.71% for the six months ended September 30, 2009, underperforming the benchmark S&P Developed ex-U.S. Small Cap Index, which returned 61.76%. The six-month reporting period coincided with a strong recovery across most international markets. While the Fund generally followed this trajectory, on a relative basis, its underperformance over the period was primarily attributable to its stock selection across multiple sectors. Its allocation across sectors also detracted.

Over the six-month reporting period, as the market began its rebound, investors generally disregarded earnings, focusing instead on high-beta companies with relatively weak trailing and forward earnings. Such an environment is problematic for the Fund, which seeks to capitalize on stocks with both superior long-term earnings and those with accelerating near-term earnings growth. As the market eventually returns to an emphasis on fundamentals—as it historically has after such “high-beta” rallies—the Fund’s underlying valuation models should regain their merit.

Despite the Fund’s relative underperformance, returns were strongly positive across sectors. The largest contribution to absolute performance came from the Industrials sector, followed by Consumer Discretionary, Information Technology and Materials. Relative to the benchmark, however, the Fund’s stock selection detracted from performance, most significantly within the Consumer Discretionary, Industrials and Consumer Staples sectors. Only the Fund’s stock selection within the Information Technology sector added relative value. The Fund’s overall allocations across sectors had a slightly negative impact, most significantly from the Fund’s overweighting in Consumer Staples and Telecommunications Services and its underweighting in Energy.

From a market capitalization perspective, it was the Fund’s stock picking that detracted, primarily among the smallest companies in the portfolio (market caps of less than $750 million). The Fund’s allocations—generally overweight the smaller companies and underweight the larger ones—also detracted, but to a much lesser extent.

From a Price-to-Earnings perspective, stock selection across multiple ranges detracted significantly from relative performance. Stock selection was most damaging among the lowest-valued stocks (those with P/Es less than 12.5), followed by those with P/Es between 12.5 and 17.5. However, the Fund did exhibit strong stock picking among the highest valuations. From an allocation standpoint, the Fund was well positioned, and its allocations across P/E ranges contributed positively, although not enough to overcome the drag from stock selection. Particularly beneficial for the period was the Fund’s significant overweight to the lowest-P/E stocks.

From a Price-to-Book perspective, the story was similar. The Fund’s relative performance was hurt by stock selection across multiple P/B ranges, most notably among the lowest valuations—those with P/Bs below 1.25. The Fund’s significant overweight among those stocks, however, worked in its favor, somewhat mitigating the downside.

Although typically, regional allocation has little net effect on Fund performance, for this period it detracted modestly. This was primarily due to the Fund’s underweight in North America, as well as its overweight to the Asia Pacific region. Stock selection dragged on relative performance, primarily in Europe, but also in the Asia Pacific region and North America.

As of 9/30/09:
 Fund Characteristics

Number of Securities	779
Avg. Market Capitalization

($Wtd. x 1,000,000)	$2,100
Portfolio Turnover

(One year trailing)	98%

Price to Earnings (P/E)	13.95

Price/Book Ratio (P/B)	0.94

Price to Cash Flow	10.04

Beta	1.06

Return on Equity	17.33%

Five-Year Earnings Growth	8.80%

 Fund Overview

	Investor Shares	Select Shares

Initial Investment	$100	$50,000
Inception Date	10/29/1996	9/23/1996
Total Net Assets ($ x 1,000)	$182,457	$257,318
Ticker Symbol	RISIX	ICSIX
Cusip	51855Q796	51855Q606
NAV	$11.74	$11.89

Manager views and portfolio holdings may have changed since the report date.

10

 Laudus Rosenberg International Small Capitalization Fund

Performance Summary as of 9/30/09

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

September 30, 1999 – September 30, 2009
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

September 30, 1999 – September 30, 2009
Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (10/29/96)	50.71%	-6.04%	4.80%	7.27%
Select Shares (9/23/96)	51.08%	-5.58%	5.21%	7.62%
Benchmark: S&P Developed ex-U.S. SmallCap Index*	61.76%	10.09%	8.38%	6.86%

Fund Expense Ratios2: Investor Shares: 1.49% / Select Shares: Net 1.11%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

*	S&P Developed ex-U.S. SmallCap Index is a float-adjusted index which measures the performance of small companies (approximately the bottom 15% by market capitalization) in 25 developed equity markets. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of a fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower.
[2]	As stated in the prospectus. Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the financial highlights section of the financial statements.

 11

 Laudus Rosenberg International Small Capitalization Fund

Performance Summary   as of 9/30/09 continued

 Country Weightings % of Investments1

Japan	21.7%

United Kingdom	17.7%

Switzerland	8.0%

France	7.6%

Canada	6.8%

Australia	5.0%

Germany	4.3%

Italy	3.4%

Republic of Korea	3.4%

Finland	3.2%

Belgium	2.9%

Spain	2.9%

Other Countries	13.1%

Total	100.0%

 Sector Weightings % of Investments1

Consumer Discretionary	23.7%

Industrials	20.3%

Financials	16.1%

Information Technology	11.8%

Materials	11.2%

Consumer Staples	8.5%

Health Care	4.3%

Energy	2.2%

Telecommunication Services	1.5%

Utilities	0.4%

Total	100.0%

 Top Equity Holdings % of Net Assets1

Publicis Groupe	1.9%

Baloise Holding AG - Reg’d	1.7%

Logica plc	1.7%

Swiss Life Holding - Reg’d	1.5%

Next plc	1.5%

Koninklijke DSM N.V.	1.4%

FirstGroup plc	1.2%

Cap Gemini	1.2%

Home Retail Group plc	1.1%

Clarient AG - Reg’d	1.1%

Total	14.3%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

[1]	Portfolio holdings are subject to change and may not represent current or future holdings.

12

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for period beginning April 1, 2009 and held through September 30 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 4/1/09	at 9/30/09	4/1/09–9/30/09

Laudus Rosenberg International Equity Fund
Investor Shares
Actual Return	1.40%	$1,000	$1,439.20	$8.56
Hypothetical 5% Return	1.40%	$1,000	$1,018.05	$7.08
Select Shares
Actual Return	1.12%	$1,000	$1,442.60	$6.86
Hypothetical 5% Return	1.12%	$1,000	$1,019.45	$5.67

Laudus Rosenberg International Discovery Fund
Investor Shares
Actual Return	1.65%	$1,000	$1,483.40	$10.27
Hypothetical 5% Return	1.65%	$1,000	$1,016.80	$8.34
Select Shares
Actual Return	1.35%	$1,000	$1,487.60	$8.42
Hypothetical 5% Return	1.35%	$1,000	$1,018.30	$6.83

Laudus Rosenberg International Small Capitalization Fund
Investor Shares
Actual Return	1.64%	$1,000	$1,507.10	$10.31
Hypothetical 5% Return	1.64%	$1,000	$1,016.85	$8.29
Select Shares
Actual Return	1.24%	$1,000	$1,510.80	$7.80
Hypothetical 5% Return	1.24%	$1,000	$1,018.85	$6.28

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 365 days of the fiscal year.

Laudus Rosenberg International Equity Funds 13

Laudus Rosenberg International Equity Fund

Financial Statements

Financial Highlights

	4/1/09–		4/1/08–	4/1/07–	4/1/06–	4/1/05–	4/1/04–
Investor Shares	9/30/09*		3/31/09	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)

Net asset value at beginning of period	5.51		11.60	13.54	11.77	9.61	8.47

Income (loss) from investment operations:
Net investment income (loss)	0.19		0.37	0.55	0.14	0.10	0.06 [1]
Net realized and unrealized gains (losses)	2.23		(6.12)	(1.33)	1.97	2.14	1.11

Total from investment operations	2.42		(5.75)	(0.78)	2.11	2.24	1.17
Less distributions:
Distributions from net investment income	—		(0.34)	(0.21)	(0.09)	(0.08)	(0.03)
Distributions from net realized gains	—		(0.00)[2]	(0.95)	(0.25)	—	—

Total distributions	—		(0.34)	(1.16)	(0.34)	(0.08)	(0.03)

Net asset value at end of period	7.93		5.51	11.60	13.54	11.77	9.61

Total return (%)	43.92	[3]	(50.04)	(6.21)	18.08	23.41	13.79

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.40	[4]	1.40	1.61	1.64	1.72	1.72
Gross operating expenses	1.85	[4]	1.69	1.69	1.71	2.33	2.96
Net investment income (loss)	3.17	[4]	2.73	1.97	1.17	1.02	0.65
Portfolio turnover rate	60	[3]	125	83	64	59	52
Net assets, end of period ($ x 1,000)	9,660		7,820	19,570	61,411	18,824	12,491

	4/1/09–		4/1/08–	4/1/07–	4/1/06–	4/1/05–	4/1/04–
Select Shares	9/30/09*		3/31/09[5]	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)

Net asset value at beginning of period	5.49		11.59	13.58	11.80	9.63	8.46

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.36	0.18	0.07	0.14	0.09 [1]
Net realized and unrealized gains (losses)	2.31		(6.08)	(0.92)	2.08	2.15	1.12

Total from investment operations	2.43		(5.72)	(0.74)	2.15	2.29	1.21
Less distributions:
Distributions from net investment income	—		(0.38)	(0.30)	(0.12)	(0.12)	(0.04)
Distributions from net realized gains	—		(0.00)[2]	(0.95)	(0.25)	—	—

Total distributions	—		(0.38)	(1.25)	(0.37)	(0.12)	(0.04)

Net asset value at end of period	7.92		5.49	11.59	13.58	11.80	9.63

Total return (%)	44.26	[3]	(49.91)	(5.91)	18.37	23.86	14.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.12	[4]	1.12	1.22	1.34	1.34	1.34
Gross operating expenses	1.45	[4]	1.28	1.23	1.34	1.96	2.69
Net investment income (loss)	3.36	[4]	3.05	1.46	1.09	1.34	0.96
Portfolio turnover rate	60	[3]	125	83	64	59	52
Net assets, end of period ($ x 1,000)	46,469		32,044	97,701	68,398	21,688	16,094

* Unaudited.
1 Calculated based on the average shares outstanding during the period.
2 Amount less than $0.005.
3 Not annualized.
4 Annualized.
5 Effective on July 31, 2008, the Institutional Shares were redesignated as Select Shares.

14 See financial notes

 Laudus Rosenberg International Equity Fund

Portfolio Holdings as of September 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

97.7%	Common Stock	49,408,005	54,823,314
—%	Rights	—	10,799
0.3%	Other Investment Company	194,737	194,737

98.0%	Total Investments	49,602,742	55,028,850
2.0%	Other Assets and Liabilities, Net		1,100,441

100.0%	Net Assets		56,129,291

	Number	Value
Security	of Shares	($)

Common Stock 97.7% of net assets

Australia 8.2%

Banks 2.8%
Australia & New Zealand Banking Group Ltd.	16,300	349,158
Commonwealth Bank of Australia	10,300	467,892
National Australia Bank Ltd.	13,300	359,905
Westpac Banking Corp.	16,600	383,092

		1,560,047

Capital Goods 0.2%
Leighton Holdings Ltd.	2,900	92,080
United Group Ltd.	1,500	19,551

		111,631

Commercial & Professional Supplies 0.1%
Downer EDI Ltd.	6,200	44,534

Consumer Services 0.1%
Tatts Group Ltd.	30,800	69,078

Diversified Financials 0.0%
Macquarie Group Ltd.	400	20,652

Energy 0.3%
Woodside Petroleum Ltd.	1,400	64,226
WorleyParsons Ltd.	3,600	93,900

		158,126

Food & Staples Retailing 0.9%
Wesfarmers Ltd.	9,700	226,052
Woolworths Ltd.	9,700	250,017

		476,069

Food, Beverage & Tobacco 0.6%
Coca-Cola Amatil Ltd.	11,500	99,481
Foster’s Group Ltd.	23,100	113,012
Goodman Fielder Ltd.	33,000	48,478
Lion Nathan Ltd.	9,000	90,732

		351,703

Health Care Equipment & Services 0.0%
Primary Health Care Ltd.	3,600	19,696

Insurance 0.5%
Insurance Australia Group Ltd.	27,800	92,414
QBE Insurance Group Ltd.	2,600	54,974
Suncorp-Metway Ltd.	17,600	137,379

		284,767

Materials 1.7%
Amcor Ltd.	18,500	89,155
BHP Billiton Ltd.	20,100	662,908
Lihir Gold Ltd. *	16,500	41,164
Newcrest Mining Ltd.	600	16,886
Orica Ltd.	5,200	107,449
Rio Tinto Ltd.	1,200	62,365

		979,927

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	5,100	150,292

Real Estate 0.4%
CFS Retail Property Trust	10,900	19,246
Dexus Property Group	21,600	16,005
Westfield Group	14,200	173,323

		208,574

Retailing 0.1%
David Jones Ltd.	9,700	49,799
JB Hi-Fi Ltd.	300	5,241

		55,040

Telecommunication Services 0.2%
Telstra Corp., Ltd.	43,400	124,990

		4,615,126

Austria 0.1%

Capital Goods 0.0%
Strabag SE	256	8,322

Energy 0.1%
OMV AG	1,866	75,605

		83,927

Belgium 1.9%

Diversified Financials 0.0%
Banque Nationale de Belgique	3	14,791

Food & Staples Retailing 0.7%
Delhaize Group	5,700	396,305

Materials 0.8%
Solvay S.A.	2,800	291,245
Umicore	5,351	160,792

		452,037

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
UCB S.A.	4,382	185,357

		1,048,490

See financial notes 15

 Laudus Rosenberg International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Denmark 1.3%

Banks 0.3%
Danske Bank A/S *	4,318	114,113
Sydbank A/S *	2,179	57,458

		171,571

Food, Beverage & Tobacco 0.5%
Carlsberg A/S, Class B	2,400	174,602
Danisco A/S	1,786	108,716

		283,318

Transportation 0.5%
AP Moller - Maersk A/S, Series A	41	275,882

		730,771

Finland 1.0%

Insurance 0.8%
Sampo Oyj, Class A	17,271	435,969

Materials 0.1%
UPM-Kymmene Oyj	4,166	50,103

Technology Hardware & Equipment 0.1%
Nokia Corp.	4,720	69,229

		555,301

France 9.9%

Automobiles & Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	7	551
PSA Peugeot Citroen *	564	17,279
Valeo S.A. *	1,784	47,070

		64,900

Banks 2.0%
BNP Paribas	4,986	400,137
Credit Agricole S.A.	5,514	115,765
Societe Generale	7,300	590,473

		1,106,375

Capital Goods 0.4%
Bouygues S.A.	2,864	146,341
Eiffage S.A.	567	36,228
Zodiac Aerospace	570	22,678

		205,247

Commercial & Professional Supplies 0.0%
Teleperformance	398	13,398

Consumer Durables & Apparel 0.5%
Christian Dior S.A.	2,587	256,387
Nexity	1,174	46,999

		303,386

Insurance 0.3%
CNP Assurances	1,800	183,734

Materials 0.1%
Arkema	2,045	72,313

Media 0.4%
Publicis Groupe	5,200	209,608

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Sanofi-Aventis	16,610	1,224,911

Real Estate 0.2%
Fonciere des Regions	469	54,705
Gecina S.A.	486	58,140

		112,845

Retailing 0.7%
PPR	3,200	411,701

Software & Services 0.9%
Atos Origin S.A. *	2,678	135,643
Cap Gemini S.A.	6,500	341,610

		477,253

Technology Hardware & Equipment 0.2%
Alcatel-Lucent *	18,129	81,658

Telecommunication Services 1.9%
France Telecom S.A.	39,868	1,063,155

		5,530,484

Germany 7.4%

Automobiles & Components 1.9%
Bayerische Motoren Werke AG	14,100	678,762
Daimler AG - Reg’d	7,456	374,052

		1,052,814

Capital Goods 2.4%
Bilfinger Berger AG	714	49,263
MTU Aero Engines Holding AG	2,275	107,619
Siemens AG - Reg’d	13,145	1,210,394

		1,367,276

Insurance 1.6%
Allianz SE - Reg’d	7,334	914,946

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG *	18,927	106,378

Telecommunication Services 0.9%
Deutsche Telekom AG - Reg’d	36,800	502,219

Transportation 0.3%
Deutsche Post AG - Reg’d	9,613	179,090

Utilities 0.1%
E.ON AG	900	38,093

		4,160,816

Greece 0.2%

Food, Beverage & Tobacco 0.2%
Coca Cola Hellenic Bottling Co., S.A.	4,006	107,467

Hong Kong 2.2%

Capital Goods 0.4%
Hutchison Whampoa Ltd.	13,000	93,491
Jardine Matheson Holdings Ltd.	2,400	72,850
Jardine Strategic Holdings Ltd.	4,000	67,575

		233,916

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial (Holdings) Ltd.	23,000	63,590

Consumer Services 0.1%
The Hongkong & Shanghai Hotels Ltd.	28,500	36,828

16 See financial notes

 Laudus Rosenberg International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.2%
Guoco Group Ltd.	6,000	63,390
Hong Kong Exchanges & Clearing Ltd.	4,000	72,166

		135,556

Food & Staples Retailing 0.1%
Dairy Farm International Holdings Ltd.	8,100	48,358

Food, Beverage & Tobacco 0.0%
First Pacific Co., Ltd.	36,000	24,000

Real Estate 0.8%
Cheung Kong (Holdings) Ltd.	12,000	151,708
Henderson Land Development Co., Ltd.	1,000	6,550
Hysan Development Co., Ltd.	8,000	19,959
Kerry Properties Ltd.	1,000	5,323
New World Development Co., Ltd.	41,000	87,825
Sino Land Co., Ltd.	40,000	71,263
Sun Hung Kai Properties Ltd.	3,000	44,065
The Link REIT	12,000	26,373
The Wharf (Holdings) Ltd.	8,000	42,299

		455,365

Retailing 0.3%
Esprit Holdings Ltd.	14,000	93,808
Li & Fung Ltd.	8,000	32,052
Wing On Co. International Ltd.	17,000	22,645

		148,505

Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	5,000	43,008

Transportation 0.1%
Cathay Pacific Airways Ltd. *	12,000	18,909
MTR Corp., Ltd.	8,000	27,723

		46,632

Utilities 0.0%
CLP Holdings Ltd.	4,000	27,121

		1,262,879

Ireland 0.0%

Capital Goods 0.0%
DCC plc	395	10,209

Italy 3.3%

Automobiles & Components 0.4%
Fiat S.p.A. *	13,953	180,008
Pirelli & C. S.p.A. *	63,953	34,338

		214,346

Banks 0.6%
Banca Monte dei Paschi di Siena S.p.A.	88,000	188,788
Banca Piccolo Credito Valtellinese Scarl	2,708	27,944
Banca Popolare di Milano Scarl (BPM)	18,000	137,371

		354,103

Capital Goods 0.4%
C.I.R. S.p.A. - Compagnie Industriali Riunite *	7,868	17,727
Finmeccanica S.p.A.	12,357	218,886

		236,613

Consumer Durables & Apparel 0.1%
Benetton Group S.p.A.	6,510	66,082

Consumer Services 0.0%
Autogrill S.p.A. *	101	1,224

Insurance 0.1%
Unipol Gruppo Finanziario S.p.A. *	36,000	54,769

Telecommunication Services 1.6%
Telecom Italia S.p.A.	516,771	908,657

Utilities 0.1%
Edison S.p.A.	11,748	20,444

		1,856,238

Japan 21.8%

Automobiles & Components 2.4%
Bridgestone Corp.	2,900	51,865
Fuji Heavy Industries Ltd.	18,000	69,739
HI-LEX Corp.	700	6,603
Honda Motor Co., Ltd.	11,300	343,178
Kanto Auto Works, Ltd.	1,200	12,040
Mazda Motor Corp.	32,000	71,459
Nissan Motor Co., Ltd.	47,900	322,791
Topre Corp.	300	2,789
Toyota Motor Corp.	10,000	397,705
Yamaha Motor Co., Ltd.	6,500	79,950

		1,358,119

Banks 0.7%
Mitsubishi UFJ Financial Group, Inc.	9,800	52,373
Mizuho Financial Group, Inc.	24,400	48,056
The 77 Bank Ltd.	6,000	34,133
The Aichi Bank Ltd.	400	35,927
The Bank of Nagoya Ltd.	4,000	17,239
The Bank of Saga Ltd.	1,000	3,104
The Chiba Kogyo Bank Ltd. *	1,000	8,094
The Daishi Bank Ltd.	7,000	28,247
The Eighteenth Bank Ltd.	2,000	5,958
The Higashi-Nippon Bank Ltd.	1,000	2,089
The Higo Bank Ltd.	2,000	11,776
The Hyakugo Bank Ltd.	6,000	30,826
The Hyakujushi Bank Ltd.	6,000	27,071
The Mie Bank Ltd.	2,000	6,582
The Nishi-Nippon City Bank Ltd.	17,000	42,811
The San-in Godo Bank Ltd.	4,000	34,022

		388,308

Capital Goods 0.6%
Aida Engineering Ltd.	1,000	3,308
Fuji Machine Manufacturing Co., Ltd.	400	4,717
Fujikura Ltd.	6,000	29,280
Fujitec Co., Ltd.	3,000	17,029
JFE Shoji Holdings, Inc.	5,000	18,195
Kamei Corp.	2,000	11,512
Kawasaki Heavy Industries Ltd.	19,000	48,136
Kinden Corp.	6,000	50,026
Maeda Corp.	4,000	12,844
Mitsubishi Electric Corp.	15,000	113,342
NEC Networks & System Integration Corp.	100	1,362

See financial notes 17

 Laudus Rosenberg International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sumikin Bussan Corp.	4,000	9,042
Toyota Tsusho Corp.	600	9,018
Yurtec Corp.	1,000	6,544

		334,355

Commercial & Professional Supplies 0.4%
Dai Nippon Printing Co., Ltd.	11,000	150,826
Sohgo Security Services Co., Ltd.	800	9,482
Toppan Forms Co., Ltd.	500	6,843
Toppan Printing Co., Ltd.	6,000	56,638

		223,789

Consumer Durables & Apparel 1.2%
Kurabo Industries Ltd.	6,000	12,461
Namco Bandai Holdings, Inc.	5,500	56,187
Onward Holdings Co., Ltd.	3,000	22,259
Panasonic Corp.	27,000	395,119
Roland Corp.	600	6,809
Sharp Corp.	10,000	110,952
Shimano, Inc.	1,800	77,417
SRI Sports Ltd.	6	5,882
Tokyo Style Co., Ltd.	2,000	17,205

		704,291

Diversified Financials 0.3%
Daiwa Securities Group, Inc.	27,000	138,707
Mizuho Securities Co., Ltd.	8,000	29,001

		167,708

Energy 0.3%
Idemitsu Kosan Co., Ltd.	500	41,177
Itohchu Enex Co., Ltd.	2,200	12,773
Nippon Mining Holdings, Inc.	20,000	98,009

		151,959

Food & Staples Retailing 1.2%
Aeon Co., Ltd.	15,200	144,970
Cawachi Ltd.	500	11,433
Circle K Sunkus Co., Ltd.	2,100	31,679
Create S.D. Co., Ltd.	500	11,504
FamilyMart Co., Ltd.	2,200	70,739
Heiwado Co., Ltd.	1,000	13,876
Itochu-Shokuhin Co., Ltd.	100	3,536
Ministop Co., Ltd.	200	3,157
Seven & i Holdings Co., Ltd.	14,100	336,527
Uny Co., Ltd.	6,000	44,755

		672,176

Food, Beverage & Tobacco 2.0%
Ajinomoto Co., Inc.	14,000	140,216
Asahi Breweries Ltd.	8,800	160,713
House Food Corp.	2,000	33,475
Japan Tobacco, Inc.	97	331,635
Kirin Holdings Co., Ltd.	16,000	245,054
Marudai Food Co., Ltd.	3,000	9,373
MEIJI Holdings Co., Ltd. *	1,200	50,918
Mikuni Coca-Cola Bottling Co., Ltd.	1,100	9,529
Nippon Meat Packers, Inc.	6,000	76,830
Q.P. Corp.	900	10,269
Yamazaki Baking Co., Ltd.	5,000	67,689

		1,135,701

Health Care Equipment & Services 0.3%
Alfresa Holdings Corp.	1,000	40,751
BML, Inc.	200	5,780
Hitachi Medical Corp.	2,000	18,995
Suzuken Co., Ltd.	2,300	79,314

		144,840

Household & Personal Products 0.1%
Aderans Holdings Co., Ltd.	500	7,130
Kose Corp.	1,500	36,503

		43,633

Insurance 1.0%
Mitsui Sumitomo Insurance Group Holdings, Inc.	9,100	249,284
NIPPONKOA Insurance Co., Ltd.	6,000	37,431
T&D Holdings, Inc.	3,650	98,364
Tokio Marine Holdings, Inc.	6,200	178,640

		563,719

Materials 0.8%
Kobe Steel Ltd.	17,000	29,570
Kyoei Steel Ltd.	500	11,956
Mitsubishi Chemical Holdings Corp.	26,500	109,796
Nippon Paper Group, Inc.	2,600	74,819
Osaka Steel Co., Ltd.	200	3,497
Sumitomo Chemical Co., Ltd.	37,000	153,628
Teijin Ltd.	25,000	77,685
Toyo Kohan Co., Ltd.	3,000	13,098

		474,049

Media 0.3%
Daiichikosho Co., Ltd.	600	7,721
Dentsu, Inc.	4,300	99,964
Hakuhodo Dy Holdings, Inc.	140	7,612
Tohokushinsha Film Corp.	900	5,134
TV Asahi Corp.	18	30,434

		150,865

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Astellas Pharma, Inc.	8,100	332,131
Daiichi Sankyo Co., Ltd.	13,900	286,586
Dainippon Sumitomo Pharma Co., Ltd.	10,000	108,836
Eisai Co., Ltd.	4,300	161,466
Kyowa Hakko Kirin Co., Ltd.	7,000	88,446
Mitsubishi Tanabe Pharma Corp.	9,000	119,732
Nippon Shinyaku Co., Ltd.	2,000	28,274
Ono Pharmaceutical Co., Ltd.	2,200	114,270
Taisho Pharmaceutical Co., Ltd.	6,000	121,187
Takeda Pharmaceutical Co., Ltd.	9,500	395,164
Torii Pharmaceutical Co., Ltd.	600	11,449

		1,767,541

Real Estate 0.1%
Daiwa House Industry Co., Ltd.	5,000	52,280

Retailing 0.4%
Alpen Co., Ltd.	500	9,125
AOKl Holdings, Inc.	1,000	11,231
Aoyama Trading Co., Ltd.	1,400	23,960
AT-Group Co., Ltd.	2,000	16,072
Belluna Co., Ltd.	1,250	5,277
Best Denki Co., Ltd.	1,500	7,082
Isetan Mitsukoshi Holdings Ltd.	200	2,291
Kohnan Shoji Co., Ltd.	600	6,763
Marui Group Co., Ltd.	6,800	48,465
Nafco Co., Ltd.	200	3,742
Sazaby League Ltd.	500	7,509

18 See financial notes

 Laudus Rosenberg International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Takashimaya Co., Ltd.	9,000	71,716

		213,233

Semiconductors & Semiconductor Equipment 0.1%
Sumco Corp.	3,800	86,037

Software & Services 0.3%
eAccess Ltd.	10	6,962
ITOCHU Techno-Solutions Corp.	400	12,291
NEC Fielding Ltd.	100	1,558
Net One Systems Co., Ltd.	9	13,555
NTT Data Corp.	35	111,761
So-net Entertainment Corp.	1	2,054

		148,181

Technology Hardware & Equipment 3.2%
Canon, Inc.	12,700	508,843
FUJIFILM Holdings Corp.	8,900	265,767
Fujitsu Ltd.	41,000	267,421
Furuno Electric Co., Ltd.	900	5,073
Hitachi Ltd.	56,000	171,947
Hosiden Corp.	1,200	16,180
Japan Digital Laboratory Co., Ltd.	100	1,409
Konica Minolta Holdings, Inc.	11,000	103,812
NEC Corp. *	47,000	147,072
OMRON Corp.	5,200	97,703
Riso Kagaku Corp.	600	7,504
Seiko Epson Corp.	4,400	65,742
TDK Corp.	2,100	120,991
Toshiba Tec Corp.	6,000	28,037

		1,807,501

Telecommunication Services 1.2%
KDDI Corp.	58	326,310
NTT DoCoMo, Inc.	209	332,890

		659,200

Transportation 0.8%
Central Japan Railway Co.	33	237,375
Nippon Konpo Unyu Soko Co., Ltd.	1,000	11,899
Seino Holdings Co., Ltd.	4,000	34,579
West Japan Railway Co.	40	151,383

		435,236

Utilities 1.0%
Electric Power Development Co., Ltd.	3,500	110,807
Kyushu Electric Power Co., Inc.	7,100	160,843
Osaka Gas Co., Ltd.	38,000	133,065
The Kansai Electric Power Co., Inc.	1,300	31,379
The Tokyo Electric Power Co., Inc.	3,900	102,183

		538,277

		12,220,998

Luxembourg 0.2%

Real Estate 0.2%
Gagfah S.A.	10,000	110,615

Netherlands 3.2%

Capital Goods 1.0%
Imtech N.V.	2,839	72,662
Koninklijke (Royal) Philips Electronics N.V.	20,545	501,172

		573,834

Commercial & Professional Supplies 0.4%
Randstad Holding N.V. *	4,800	207,937

Food, Beverage & Tobacco 0.1%
Heineken N.V.	1,030	47,756

Materials 1.4%
Akzo Nobel N.V.	9,800	609,088
Koninklijke DSM N.V.	4,839	202,623

		811,711

Semiconductors & Semiconductor Equipment 0.3%
STMicroelectronics N.V.	16,413	155,204

		1,796,442

Norway 0.8%

Energy 0.8%
StatoiHydro A.S.A.	20,198	456,009

Singapore 1.1%

Banks 0.4%
DBS Group Holdings Ltd.	9,000	84,477
Oversea-Chinese Banking Corp., Ltd.	24,000	133,114
United Overseas Bank Ltd.	2,000	23,719

		241,310

Capital Goods 0.1%
SembCorp Industries Ltd.	18,000	43,019

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	18,000	80,182

Real Estate 0.1%
UOL Group Ltd.	15,000	36,435

Retailing 0.2%
Jardine Cycle & Carriage Ltd.	5,000	85,782

Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	2,000	12,719

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	22,000	50,554

Transportation 0.1%
SIA Engineering Co., Ltd.	22,000	39,970
Singapore Airlines Ltd.	3,000	29,261

		69,231

		619,232

Spain 5.5%

Banks 1.1%
Banco Bilbao Vizcaya Argentaria S.A.	13,526	240,958
Banco Santander S.A.	23,987	387,495

		628,453

Capital Goods 0.3%
Fomento de Construcciones y Contratas S.A.	1,658	77,791
Obrascon Huarte Lain S.A.	610	17,070

See financial notes 19

 Laudus Rosenberg International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sacyr Vallehermoso S.A. *	4,210	79,883

		174,744

Energy 1.4%
Repsol YPF S.A.	29,500	803,036

Insurance 0.3%
Mapfre S.A.	30,566	137,097

Telecommunication Services 2.4%
Telefonica S.A.	48,365	1,338,113

Utilities 0.0%
Iberdrola S.A.	1,022	10,054

		3,091,497

Sweden 3.9%

Banks 1.0%
Nordea Bank AB	56,408	570,217

Consumer Durables & Apparel 0.3%
Electrolux AB, Series B *	8,000	183,126

Materials 0.9%
Boliden AB	12,000	129,472
Svenska Cellulosa AB, A Shares	912	12,368
Svenska Cellulosa AB, B Shares	25,088	340,811

		482,651

Technology Hardware & Equipment 1.7%
Telefonaktiebolaget LM Ericsson, B Shares	92,549	931,587

		2,167,581

Switzerland 7.5%

Banks 0.3%
Banque Cantonale Vaudoise - Reg’d	350	144,313

Diversified Financials 0.9%
Credit Suisse Group AG - Reg’d	8,153	453,615
Vontobel Holding AG - Reg’d	2,209	73,885

		527,500

Food, Beverage & Tobacco 0.1%
Nestle S.A. - Reg’d	1,844	78,722

Insurance 2.3%
Baloise Holding AG - Reg’d	2,087	199,933
Helvetia Holding AG - Reg’d	330	110,884
Swiss Life Holding - Reg’d *	1,400	166,314
Zurich Financial Services AG	3,325	792,833

		1,269,964

Materials 0.8%
Clariant AG - Reg’d *	8,000	72,951
Holcim Ltd. - Reg’d *	5,600	385,054

		458,005

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Novartis AG - Reg’d	25,800	1,295,953

Telecommunication Services 0.8%
Swisscom AG - Reg’d	1,181	422,963

Transportation 0.0%
Swissair Group (a)(b)(c)	30	—

		4,197,420

United Kingdom 18.2%

Banks 3.2%
Barclays plc *	157,921	935,891
HSBC Holdings plc	28,493	326,259
Standard Chartered plc	20,544	507,465

		1,769,615

Capital Goods 0.4%
Balfour Beatty plc	22,000	113,596
Carillion plc	16,000	70,574
Meggitt plc	15,297	57,051

		241,221

Consumer Durables & Apparel 0.1%
The Berkeley Group Holdings plc *	2,800	39,734

Consumer Services 0.2%
Millennium & Copthorne Hotels plc	8,833	52,611
Thomas Cook Group plc	21,000	78,148

		130,759

Diversified Financials 0.4%
Close Brothers Group plc	5,400	68,799
Investec plc	17,109	125,607
London Stock Exchange Group plc	1,439	19,753

		214,159

Energy 4.1%
BP plc	65,274	578,242
Royal Dutch Shell plc, A Share	34,220	980,020
Royal Dutch Shell plc, B Share	26,613	739,282

		2,297,544

Insurance 2.3%
Aviva plc	71,486	513,907
Hiscox Ltd.	10,590	58,441
Legal & General Group plc	36,787	51,882
Old Mutual plc	225,311	361,100
RSA Insurance Group plc	136,729	293,024
Standard Life plc	3,466	12,165

		1,290,519

Materials 0.0%
Mondi plc	4,750	23,537

Media 1.0%
Aegis Group plc	46,728	83,783
WPP plc	53,000	455,845

		539,628

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
AstraZeneca plc	23,600	1,058,383
GlaxoSmithKline plc	40,481	798,160

		1,856,543

Retailing 0.7%
Marks & Spencer Group plc	64,918	376,425

Software & Services 0.8%
Dimension Data Holdings plc	60,768	61,507
Logica plc	70,000	146,049
The Sage Group plc	63,000	235,628

		443,184

Transportation 0.3%
Arriva plc	3,676	29,472

20 See financial notes

 Laudus Rosenberg International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FirstGroup plc	21,724	143,941

		173,413

Utilities 1.4%
Centrica plc	200,000	805,531

		10,201,812

Total Common Stock (Cost $49,408,005)		54,823,314

Rights 0.0% of net assets

France 0.0%
BNP Paribas *	4,986	10,799

Total Rights (Cost $—)		10,799

Other Investment Company 0.3% of net assets

United States 0.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	194,737	194,737

Total Other Investment Company (Cost $194,737)		194,737

End of Investments.

At 09/30/09, the tax basis cost of the fund’s investments was $50,092,089 and the unrealized appreciation and depreciation were $7,314,084 and ($2,377,323), respectively, with a net unrealized appreciation of $4,936,761.

At 09/30/09, the values of certain foreign securities held by the fund aggregating $54,425,609 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Bankrupt security/delisted.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.

Reg’d	— Registered
REIT	— Real Estate Investment Trust

See financial notes 21

 Laudus Rosenberg International Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2009; unaudited.

Assets
Investments, at value (cost $49,602,742)		$55,028,850
Foreign currency, at value (cost $407,034)		413,403
Receivables:
Investments sold		1,675,299
Dividends		180,508
Foreign tax reclaims		44,117
Fund shares sold		15,334
Interest		55
Prepaid expenses	+	4,997

Total assets		57,362,563

Liabilities
Payables:
Investments bought		1,171,083
Investment adviser fees		2,726
Distribution and shareholder services fees		2,676
Trustee’s retirement plan		16
Accrued expenses	+	56,771

Total liabilities		1,233,272

Net Assets
Total assets		57,362,563
Total liabilities	—	1,233,272

Net assets		$56,129,291
Net Assets by Source
Capital received from investors		88,487,667
Net investment income not yet distributed		937,981
Net realized capital losses		(38,735,067)
Net unrealized capital gains		5,438,710

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$9,659,844		1,218,032		$7.93
Select Shares	$46,469,447		5,867,445		$7.92

22 See financial notes

 Laudus Rosenberg International Equity Fund

Statement of
Operations
For April 1, 2009 through September 30, 2009; unaudited.

Investment Income
Dividends (net of foreign withholding taxes of $112,298)		$1,110,453
Interest	+	730

Total Investment Income		1,111,183

Expenses
Investment adviser fees		209,865
Custodian fees		43,139
Accounting and administration fees		38,694
Professional fees		24,018
Registration fees		13,803
Distribution and shareholder services fees (Investor Shares )		11,051
Transfer agent fees		10,760
Sub-Accounting fees (Investor Shares )		6,631
Trustees’ fees		4,300
Shareholder reports		2,363
Interest expense		30
Other expenses	+	11,318

Total expenses		375,972
Expense reduction by adviser	—	87,037

Net expenses		288,935

Realized and Unrealized Gains and Losses
Net realized losses on investments		(4,313,950)
Net realized gains on foreign currency transactions	+	5,687

Net realized losses		(4,308,263)
Net unrealized gains on investments		21,205,366
Net unrealized gains on foreign currency translations	+	25,092

Net unrealized gains		21,230,458

Increase (Decrease) in Net Assets from Operations
Total investment income		1,111,183
Net expenses	—	288,935

Net investment income		822,248
Net realized losses		(4,308,263)
Net unrealized gains	+	21,230,458

Increase in net assets from operations		$17,744,443

See financial notes 23

 Laudus Rosenberg International Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

		4/1/09-9/30/09	4/1/08-3/31/09
Net investment income		$822,248	$2,431,921
Net realized losses		(4,308,263)	(32,594,015)
Net unrealized gains (losses)	+	21,230,458	(22,488,550)

Increase (Decrease) in net assets from operations		17,744,443	(52,650,644)

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	515,226
Select Shares	+	—	1,891,028

Total distributions from net investment income		—	2,406,254

Distributions from net realized gains
Investor Shares		—	3,606
Select Shares	+	—	11,988

Total distributions from net realized gains		—	15,594

Total distributions		$—	$2,421,848

Transactions in Fund Shares[1]

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		44,795	$302,041	771,279	$8,773,925
Select Shares	+	356,527	2,240,232	1,399,274	10,217,255

Total shares sold		401,322	$2,542,273	2,170,553	$18,991,180

Shares Reinvested
Investor Shares		—	$—	71,898	$478,841
Select Shares	+	—	—	280,139	1,857,319

Total shares reinvested				352,037	$2,336,160

Shares Redeemed
Investor Shares		(246,671)	($1,634,915)	(1,110,300)	($10,030,028)
Select Shares	+	(324,180)	(2,385,718)	(4,271,762)	(33,632,837)

Total shares redeemed		(570,851)	($4,020,633)	(5,382,062)	($43,662,865)

Net transactions in fund shares		(169,529)	($1,478,360)	(2,859,472)	($22,335,525)

Shares Outstanding and Net Assets

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,255,006	$39,863,208	10,114,478	$117,271,225
Total increase or decrease	+	(169,529)	16,266,083	(2,859,472)	(77,408,017)

End of period		7,085,477	$56,129,291	7,255,006	$39,863,208

Net investment income not yet distributed			$937,981		$115,733

1 Effective July 31, 2008, the Institutional Shares were redesignated as Select Shares.

24 See financial notes

Laudus Rosenberg International Discovery Fund

Financial Statements

Financial Highlights

	4/1/09–		4/1/08–	4/1/07–	5/31/06[1]–
Investor Shares	9/30/09*		3/31/09	3/31/08	3/31/07

Per-Share Data ($)

Net asset value at beginning of period	6.04		11.43	12.04	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07	[2]	0.17 [2]	0.11 [2]	0.06	[2]
Net realized and unrealized gains (losses)	2.85		(5.45)	(0.16)	2.06

Total from investment operations	2.92		(5.28)	(0.05)	2.12
Less distributions:
Distributions from net investment income	—		(0.11)	(0.10)	(0.06)
Distributions from net realized gains	—		—	(0.46)	(0.02)

Total distributions	—		(0.11)	(0.56)	(0.08)

Net asset value at end of period	8.96		6.04	11.43	12.04

Total return (%)	48.34	[3]	(46.33)	(0.51)	21.62	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.65	[4]	1.65	1.65	1.64	[4]
Gross operating expenses	1.98	[4]	1.86	1.81	2.03	[4]
Net investment income (loss)	1.77	[4]	1.90	0.89	0.75	[4]
Portfolio turnover rate	67	[3]	159	147	106	[3]
Net assets, end of period ($ x 1,000)	39,820		34,005	121,930	51,572

	4/1/09–		4/1/08[5]–	4/1/07–	5/31/06[5]–
Select Shares	9/30/09*		3/31/09	3/31/08	3/31/07

Per-Share Data ($)

Net asset value at beginning of period	6.03		11.45	12.05	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08	[2]	0.15 [2]	0.14 [2]	0.09	[2]
Net realized and unrealized gains (losses)	2.86		(5.42)	(0.16)	2.06

Total from investment operations	2.94		(5.27)	(0.02)	2.15
Less distributions:
Distributions from net investment income	—		(0.15)	(0.12)	(0.08)
Distributions from net realized gains	—		—	(0.46)	(0.02)

Total distributions	—		(0.15)	(0.58)	(0.10)

Net asset value at end of period	8.97		6.03	11.45	12.05

Total return (%)	48.76	[3]	(46.20)	(0.24)	21.90	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.35	[4]	1.35	1.35	1.34	[4]
Gross operating expenses	1.57	[4]	1.54	1.54	1.64	[4]
Net investment income (loss)	2.04	[4]	1.87	1.14	1.06	[4]
Portfolio turnover rate	67	[3]	159	147	106	[3]
Net assets, end of period ($ x 1,000)	291,556		182,191	139,643	19,173

* Unaudited.
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective July 31, 2008, the Institutional Shares were redesignated as Select Shares.

See financial notes 25

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings as of September 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

96.1%	Common Stock	271,773,926	318,443,906
1.7%	Preferred Stock	3,984,553	5,654,465
1.9%	Other Investment Company	6,208,491	6,208,491

99.7%	Total Investments	281,966,970	330,306,862
0.3%	Other Assets and Liabilities, Net		1,069,053

100.0%	Net Assets		331,375,915

	Number	Value
Security	of Shares	($)

Common Stock 96.1% of net assets

Argentina 0.1%

Telecommunication Services 0.1%
Telecom Argentina S.A. ADR *	32,900	526,071

Australia 5.8%

Capital Goods 0.5%
Leighton Holdings Ltd.	29,300	930,323
United Group Ltd.	65,700	856,346

		1,786,669

Commercial & Professional Supplies 0.4%
Brambles Ltd.	62,500	444,251
Downer EDI Ltd.	116,800	838,972

		1,283,223

Consumer Services 0.3%
Tatts Group Ltd.	443,100	993,778

Diversified Financials 0.1%
ASX Ltd.	14,400	446,147
Washington H. Soul Pattinson & Co., Ltd.	1,400	16,926

		463,073

Energy 0.1%
Caltex Australia Ltd. *	11,700	124,648
Extract Resources Ltd. *	7,400	59,442

		184,090

Food & Staples Retailing 0.1%
Metcash Ltd.	51,800	205,348

Food, Beverage & Tobacco 1.1%
Coca-Cola Amatil Ltd.	166,700	1,442,039
Foster’s Group Ltd.	83,600	408,995
Goodman Fielder Ltd.	410,800	603,477
Lion Nathan Ltd.	122,200	1,231,947

		3,686,458

Health Care Equipment & Services 0.2%
Primary Health Care Ltd.	93,200	509,922

Insurance 0.5%
Insurance Australia Group Ltd.	49,900	165,880
Suncorp-Metway Ltd.	171,200	1,336,324

		1,502,204

Materials 1.3%
Amcor Ltd.	279,400	1,346,481
Lihir Gold Ltd. *	499,200	1,245,398
Orica Ltd.	80,256	1,658,357

		4,250,236

Media 0.2%
Fairfax Media Ltd.	463,900	699,225

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biota Holdings Ltd. *	57,400	137,825

Real Estate 0.3%
CFS Retail Property Trust	241,500	426,405
Dexus Property Group	543,186	402,481
Goodman Group	454,000	264,425

		1,093,311

Retailing 0.7%
David Jones Ltd.	177,700	912,287
Harvey Norman Holdings Ltd.	168,100	635,925
JB Hi-Fi Ltd.	34,200	597,504
Super Cheap Auto Group Ltd.	18,200	94,393

		2,240,109

Utilities 0.0%
AGL Energy Ltd.	4,500	54,167

		19,089,638

Austria 0.4%

Capital Goods 0.2%
Strabag SE	19,200	624,124

Materials 0.2%
Mayr-Melnhof Karton AG	8,326	845,125

		1,469,249

Belgium 1.7%

Diversified Financials 0.0%
Banque Nationale de Belgique	18	88,749

Food & Staples Retailing 0.5%
Delhaize Group	22,200	1,543,502

Materials 0.7%
Solvay S.A.	7,956	827,550
Tessenderlo Chemie N.V.	8,400	324,342
Umicore	35,741	1,073,981

		2,225,873

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
UCB S.A.	41,600	1,759,668

		5,617,792

26 See financial notes

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Brazil 1.1%

Capital Goods 0.3%
Empresa Brasileira de Aeronautica S.A. *	152,900	884,638

Food, Beverage & Tobacco 0.1%
BRF - Brasil Foods S.A. *	12,800	341,025

Materials 0.3%
Bradespar S.A.	49,000	885,076

Software & Services 0.0%
Redecard S.A.	8,900	136,896

Utilities 0.4%
Companhia de Saneamento Basico do Estado de Sao Paulo	37,000	712,181
Companhia de Saneamento de Minas Gerais - Copasa MG	20,100	344,114
EDP - Energias do Brasil S.A.	23,100	380,741

		1,437,036

		3,684,671

Canada 5.7%

Banks 0.4%
Home Capital Group, Inc.	300	10,718
National Bank of Canada	26,490	1,473,137

		1,483,855

Capital Goods 0.3%
Bombardier, Inc., Class B	18,760	87,085
Finning International, Inc.	38,300	572,363
SNC-Lavalin Group, Inc.	5,300	239,345

		898,793

Commercial & Professional Supplies 0.1%
IESI-BFC Ltd.	4,900	63,524
Stantec, Inc. *	12,600	315,397

		378,921

Consumer Services 0.0%
Tim Hortons, Inc.	3,290	93,539

Energy 0.6%
AltaGas Income Trust	10,000	164,946
Crescent Point Energy Corp.	3,000	101,434
Mullen Group Ltd.	21,100	310,790
Nexen, Inc.	28,700	652,462
Penn West Energy Trust	39,480	626,134
Petrobank Energy & Resources Ltd. *	2,300	95,059
Provident Energy Trust	6,800	39,378

		1,990,203

Food & Staples Retailing 0.5%
George Weston Ltd.	15,500	806,958
Metro, Inc., Class A	20,300	663,426
Shoppers Drug Mart Corp.	3,840	157,596

		1,627,980

Food, Beverage & Tobacco 0.1%
Maple Leaf Foods, Inc.	28,330	251,375

Insurance 0.2%
Power Corp. of Canada	24,700	675,492

Materials 1.8%
Agnico-Eagle Mines Ltd.	8,500	574,871
Agrium, Inc.	9,420	470,890
Canfor Corp. *	42,370	241
Eldorado Gold Corp. *	2,400	27,258
First Quantum Minerals Ltd.	11,700	764
HudBay Minerals, Inc. *	26,300	316,882
IAMGOLD Corp.	48,800	689,622
Inmet Mining Corp.	14,040	786,287
Sherritt International Corp.	4,900	35,057
Silver Wheaton Corp. *	1,300	16,501
Sino-Forest Corp. *	22,300	352,210
West Fraser Timber Co., Ltd.	15,900	404,684
Yamana Gold, Inc.	130,700	1,406,309

		6,085,336

Media 0.4%
Astral Media, Inc.	8,210	253,819
Quebecor, Inc., Class B	24,500	559,496
Shaw Communications, Inc., Class B	10,300	186,442
Yellow Pages Income Fund	48,300	243,609

		1,243,366

Retailing 0.4%
Canadian Tire Corp., Ltd., Class A	18,700	1,008,838
Sears Canada, Inc. *	7,800	154,812

		1,163,650

Software & Services 0.3%
CGI Group, Inc., Class A *	86,000	1,007,276
MacDonald, Dettwiler & Associates Ltd. *	200	5,873

		1,013,149

Technology Hardware & Equipment 0.2%
Celestica, Inc. *	55,610	529,792

Telecommunication Services 0.0%
Telus Corp.	5,070	157,738

Transportation 0.1%
Canadian Pacific Railway Ltd.	8,400	393,070

Utilities 0.3%
ATCO Ltd., Class I	20,900	819,876
Canadian Utilities Ltd., Class A	100	3,539
Fortis, Inc.	300	7,000
TransAlta Corp.	500	10,199

		840,614

		18,826,873

Chile 1.4%

Banks 0.6%
Banco de Chile ADR	13,613	646,617
Banco Santander Chile ADR	15,300	880,362
Corpbanca S.A. ADR	8,500	275,570

		1,802,549

Food, Beverage & Tobacco 0.1%
Compania Cervecerias Unidas S.A.	1,000	6,858
Compania Cervecerias Unidas S.A. ADR	12,427	426,743

See financial notes 27

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Embotelladora Andina S.A. Series A ADR	1,817	27,655

		461,256

Materials 0.3%
Sociedad Quimica y Minera de Chile S.A. ADR	24,800	970,424

Transportation 0.2%
Lan Airlines S.A. ADR	46,200	608,916

Utilities 0.2%
Enersis S.A. ADR	36,700	677,115

		4,520,260

China 1.6%

Automobiles & Components 0.7%
Chongqing Changan Automobile Co., Ltd., Class B	1,067,400	625,712
Dongfeng Motor Group Co., Ltd., Class H	1,229,000	1,299,975
Jiangling Motors Corp., Ltd. Class B	378,099	473,539

		2,399,226

Capital Goods 0.2%
Baoye Group Co., Ltd., Class H	210,000	155,366
Hangzhou Steam Turbine Co., Ltd., Class B	118,200	196,941
Shanghai Mechanical & Electrical Industry Co., Ltd., Class B	326,200	332,881

		685,188

Materials 0.3%
China Bluechemical Ltd., Class H	834,000	450,755
Shandong Chenming Paper Holdings, Ltd., Class B	872,200	614,353

		1,065,108

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Sino Biopharmaceutical Ltd. *	975,000	224,738

Technology Hardware & Equipment 0.0%
Great Wall Technology Co., Ltd., Class H	392,000	111,830

Telecommunication Services 0.1%
China Communications Services Corp., Ltd., Class H	411,000	224,028

Transportation 0.2%
Guangshen Railway Co., Ltd., Class H	804,000	323,746
Zhejiang Expressway Co., Ltd., Class H	356,000	311,053

		634,799

		5,344,917

Columbia 0.1%

Banks 0.1%
Bancolombia S.A. ADR	9,600	412,128

Denmark 1.1%

Banks 0.2%
Sydbank A/S *	24,800	653,953

Food, Beverage & Tobacco 0.6%
Carlsberg A/S, Class B	12,800	931,208
Danisco A/S	19,198	1,168,608

		2,099,816

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
H. Lundbeck A/S	40,600	845,767

		3,599,536

Egypt 0.6%

Materials 0.1%
Suez Cement Co.	62,102	453,122

Telecommunication Services 0.5%
Egyptian Co. for Mobile Services	21,000	840,439
Telecom Egypt	192,000	625,628

		1,466,067

		1,919,189

Finland 1.2%

Capital Goods 0.1%
KCI Konecranes Oyj	12,000	343,047

Insurance 0.4%
Sampo Oyj, Class A	44,800	1,130,880

Materials 0.6%
Huhtamaki Oyj	47,000	599,915
Stora Enso Oyj, Class R *	183,147	1,278,758
UPM-Kymmene Oyj	6,430	77,331

		1,956,004

Media 0.1%
Sanoma Oyj	20,300	448,713

		3,878,644

France 3.2%

Automobiles & Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	3,998	314,823

Capital Goods 0.2%
Zodiac Aerospace	19,000	755,934

Commercial & Professional Supplies 0.1%
Teleperformance	4,000	134,654

Consumer Durables & Apparel 0.3%
Nexity	26,803	1,072,997

Consumer Services 0.0%
Sodexho	2,079	124,871

Insurance 0.1%
CNP Assurances	2,317	236,507

Media 0.5%
Publicis Groupe	40,500	1,632,523

Real Estate 0.2%
Fonciere des Regions	400	46,657

28 See financial notes

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gecina S.A.	4,600	550,291

		596,948

Retailing 0.4%
PPR	10,400	1,338,028

Software & Services 0.9%
Atos Origin S.A. *	28,500	1,443,549
Cap Gemini S.A.	27,600	1,450,528

		2,894,077

Transportation 0.4%
Air France-KLM *	78,000	1,422,712

		10,524,074

Germany 1.3%

Capital Goods 0.4%
Bilfinger Berger AG	15,959	1,101,091

Food, Beverage & Tobacco 0.3%
Suedzucker AG	52,200	1,056,491

Insurance 0.1%
Hannover Rueckversicherung AG - Reg’d *	8,100	371,216

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG *	189,206	1,063,421

Software & Services 0.2%
Software AG	7,539	638,788

		4,231,007

Greece 0.6%

Food, Beverage & Tobacco 0.4%
Coca Cola Hellenic Bottling Co., S.A.	42,300	1,134,757

Utilities 0.2%
Public Power Corp. S.A. *	32,434	723,614

		1,858,371

Hong Kong 3.4%

Automobiles & Components 0.0%
Geely Automobile Holdings Ltd.	215,000	58,391

Banks 0.2%
Industrial & Commercial Bank of China (Asia) Ltd.	156,000	351,935
The Bank of East Asia Ltd.	40,560	145,835

		497,770

Capital Goods 0.2%
Jardine Strategic Holdings Ltd.	7,000	118,257
Shanghai Industrial Holdings Ltd.	148,000	664,492

		782,749

Consumer Durables & Apparel 0.3%
Shenzhou International Group	342,000	342,537
Yue Yuen Industrial (Holdings) Ltd.	291,500	805,937

		1,148,474

Diversified Financials 0.2%
China Everbright Ltd.	48,000	108,556
Guoco Group Ltd.	39,000	412,032

		520,588

Food & Staples Retailing 0.1%
Dairy Farm International Holdings Ltd.	27,000	161,195

Food, Beverage & Tobacco 0.8%
Chaoda Modern Agriculture (Holdings) Ltd.	938,608	564,801
China Agri-Industries Holdings Ltd.	279,000	259,928
China Foods Ltd.	72,000	49,634
First Pacific Co., Ltd.	1,036,000	690,663
People’s Food Holdings Ltd.	104,000	55,802
Tingyi (Cayman Islands) Holding Corp.	468,000	964,624

		2,585,452

Materials 0.2%
Fosun International	1,076,000	747,487

Media 0.1%
Television Broadcasts Ltd.	66,000	283,701

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
China Shineway Pharmaceutical Group Ltd.	27,000	28,829

Real Estate 0.4%
Chinese Estates Holdings Ltd.	292,000	491,711
Hongkong Land Holdings Ltd.	34,000	146,926
Hysan Development Co., Ltd.	127,000	316,855
New World China Land Ltd.	587,600	277,338
New World Development Co., Ltd.	6,000	12,852
Wheelock & Co., Ltd.	4,000	13,071

		1,258,753

Retailing 0.4%
Belle International Holdings Ltd.	1,093,000	1,116,786
Esprit Holdings Ltd.	49,000	328,328

		1,445,114

Technology Hardware & Equipment 0.1%
Digital China Holdings Ltd.	75,000	71,465
Kingboard Chemical Holdings Ltd.	63,000	238,376
Lenovo Group Ltd.	78,000	34,556
VTech Holdings Ltd.	4,000	34,406

		378,803

Transportation 0.2%
Cathay Pacific Airways Ltd. *	430,000	679,790

Utilities 0.2%
Guangdong Investment Ltd.	1,614,000	792,857

		11,369,953

Hungary 0.4%

Telecommunication Services 0.4%
Magyar Telekom Telecommunications plc	294,000	1,289,991

India 3.5%

Automobiles & Components 0.1%
Hero Honda Motors Ltd.	1,700	58,920
Maruti Suzuki India Ltd.	9,350	329,187

		388,107

See financial notes 29

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 1.1%
Bank of Baroda	34,340	342,600
Bank of India	45,990	394,722
Bank of Maharashtra Ltd.	158,650	153,740
Corporation Bank	11,060	96,801
Dena Bank Ltd.	98,190	137,872
Housing Development Finance Corp., Ltd.	10,760	620,950
ICICI Bank Ltd.	23,763	445,775
Indian Bank	40,230	136,385
Syndicate Bank	194,280	375,240
Union Bank of India Ltd.	160,010	794,479

		3,498,564

Capital Goods 0.0%
Bharat Electronics Ltd.	834	26,483
Nava Bharat Ventures Ltd.	2,505	19,454
SKF India Ltd.	18,640	113,442

		159,379

Diversified Financials 0.1%
JM Financial Ltd.	238,380	233,057

Energy 0.4%
Bharat Petroleum Corp., Ltd.	22,260	265,069
Cairn India Ltd. *	68,310	369,651
Mangalore Refinery & Petrochemicals Ltd.	280,238	530,115

		1,164,835

Household & Personal Products 0.0%
Hindustan Unilever Ltd.	6,200	33,758

Materials 1.0%
Grasim Industries Ltd.	2,050	117,672
Gujarat Alkalies & Chemicals Ltd.	34,950	85,401
Gujarat Fluorochemicals Ltd.	2,200	7,335
Gujarat Narmada Valley Fertilizers Co., Ltd.	80,930	170,377
Gujarat State Fertilizers & Chemicals Ltd.	37,210	136,041
Hindalco Industries Ltd.	109,322	292,065
Hindustan Zinc Ltd.	27,156	464,547
JSL Ltd. *	40,260	70,927
Steel Authority of India Ltd.	39,790	140,616
Sterlite Industries (India) Ltd.	51,840	833,962
Tata Steel Ltd.	72,300	761,925
Ultra Tech Cement Ltd.	17,628	291,949

		3,372,817

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Dr. Reddy’s Laboratories Ltd.	15,000	306,924
Ipca Laboratories Ltd.	5,562	93,147

		400,071

Software & Services 0.5%
HCL Technologies Ltd.	80,290	566,788
Mphasis Ltd.	73,580	1,014,617

		1,581,405

Transportation 0.0%
Container Corp. of India Ltd.	3,550	88,014

Utilities 0.2%
Gail India Ltd.	109,260	813,102

		11,733,109

Indonesia 1.4%

Automobiles & Components 0.2%
PT Astra International Tbk	147,000	504,189

Banks 0.9%
PT Bank Central Asia Tbk	122,000	58,088
PT Bank Mandiri	2,649,500	1,280,197
PT Bank Negara Indonesia (Persero) Tbk	3,568,000	779,291
PT Bank Rakyat Indonesia	1,216,000	937,692

		3,055,268

Capital Goods 0.3%
PT United Tractors Tbk	564,000	906,139

Energy 0.0%
PT Bumi Resources Tbk	405,000	133,536

Food, Beverage & Tobacco 0.0%
PT Charoen Pokphand Indonesia Tbk *	85,000	11,973

		4,611,105

Ireland 0.0%

Capital Goods 0.0%
DCC plc	2,159	55,801

Israel 0.9%

Banks 0.9%
First International Bank of Israel Ltd. *	48,000	671,903
Israel Discount Bank Class A	640,000	1,212,835
Mizrahi Tefahot Bank Ltd. *	123,000	1,050,370

		2,935,108

Software & Services 0.0%
NICE Systems Ltd. *	1,349	41,054

		2,976,162

Italy 2.5%

Automobiles & Components 0.1%
Fiat S.p.A. *	26,207	338,098

Banks 0.1%
Banca Piccolo Credito Valtellinese Scarl	47,374	488,856

Capital Goods 0.5%
Finmeccanica S.p.A.	93,600	1,657,988

Consumer Durables & Apparel 0.2%
Benetton Group S.p.A.	52,582	533,753

Consumer Services 0.2%
Autogrill S.p.A. *	68,006	823,925

Insurance 0.3%
Milano Assicurazioni S.p.A.	155,000	550,453
Unipol Gruppo Finanziario S.p.A. *	401,606	610,983

		1,161,436

Materials 0.3%
Italcementi S.p.A.	66,000	1,019,593

30 See financial notes

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.1%
Beni Stabili S.p.A.	233,417	201,768

Telecommunication Services 0.3%
Fastweb *	30,800	867,059

Transportation 0.1%
Autostrada Torino-Milano S.p.A.	18,932	243,411

Utilities 0.3%
Edison S.p.A.	516,628	899,041

		8,234,928

Japan 21.1%

Automobiles & Components 1.4%
Fuji Heavy Industries Ltd.	379,000	1,468,388
Mazda Motor Corp.	593,000	1,324,217
Yamaha Motor Co., Ltd.	140,800	1,731,842

		4,524,447

Banks 0.1%
The Nishi-Nippon City Bank Ltd.	100,000	251,827

Capital Goods 0.3%
Kinden Corp.	9,000	75,039
Nippon Sheet Glass Co., Ltd.	254,000	845,030

		920,069

Commercial & Professional Supplies 1.1%
Dai Nippon Printing Co., Ltd.	143,000	1,960,736
Toppan Printing Co., Ltd.	193,000	1,821,844

		3,782,580

Consumer Durables & Apparel 0.7%
Namco Bandai Holdings, Inc.	121,300	1,239,185
Shimano, Inc.	25,000	1,075,232

		2,314,417

Diversified Financials 0.6%
Daiwa Securities Group, Inc.	239,000	1,227,811
Mizuho Securities Co., Ltd.	243,000	880,915

		2,108,726

Energy 0.8%
Cosmo Oil Co., Ltd.	186,000	516,472
Nippon Mining Holdings, Inc.	345,000	1,690,651
Nippon Oil Corp.	79,000	442,052

		2,649,175

Food & Staples Retailing 1.5%
Aeon Co., Ltd.	198,800	1,896,049
FamilyMart Co., Ltd.	46,300	1,488,735
Lawson, Inc.	34,400	1,596,922

		4,981,706

Food, Beverage & Tobacco 2.6%
Ajinomoto Co., Inc.	203,000	2,033,128
Asahi Breweries Ltd.	122,600	2,239,021
Kikkoman Corp.	97,000	1,205,863
Nippon Meat Packers, Inc.	115,000	1,472,585
Nisshin Seifun Group, Inc.	12,500	174,377
Yamazaki Baking Co., Ltd.	118,000	1,597,462

		8,722,436

Health Care Equipment & Services 0.5%
Suzuken Co., Ltd.	46,000	1,586,287

Insurance 0.4%
NIPPONKOA Insurance Co., Ltd.	219,000	1,366,220

Materials 2.9%
Kaneka Corp.	214,000	1,533,582
Mitsubishi Chemical Holdings Corp.	396,000	1,640,730
Mitsui Chemicals, Inc.	377,000	1,338,165
Nippon Paper Group, Inc.	55,600	1,599,971
Oji Paper Co., Ltd.	200,000	900,309
Sumitomo Chemical Co., Ltd.	284,000	1,179,199
Teijin Ltd.	499,000	1,550,589

		9,742,545

Media 0.6%
Dentsu, Inc.	81,400	1,892,341
Hakuhodo Dy Holdings, Inc.	40	2,175

		1,894,516

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Dainippon Sumitomo Pharma Co., Ltd.	139,700	1,520,436
Hisamitsu Pharmaceutical Co., Inc.	8,800	356,694
Kyowa Hakko Kirin Co., Ltd.	142,000	1,794,182
Mitsubishi Tanabe Pharma Corp.	132,000	1,756,074
Ono Pharmaceutical Co., Ltd.	36,300	1,885,457
Santen Pharmaceutical Co., Ltd.	9,700	356,159
Taisho Pharmaceutical Co., Ltd.	89,000	1,797,607

		9,466,609

Retailing 0.9%
Aoyama Trading Co., Ltd.	8,400	143,762
Isetan Mitsukoshi Holdings Ltd.	150,300	1,721,834
Marui Group Co., Ltd.	144,000	1,026,319

		2,891,915

Semiconductors & Semiconductor Equipment 0.6%
Rohm Co., Ltd.	29,700	2,069,227

Software & Services 0.0%
NTT Data Corp.	14	44,705

Technology Hardware & Equipment 2.4%
Konica Minolta Holdings, Inc.	186,000	1,755,375
NEC Corp. *	388,000	1,214,122
OMRON Corp.	91,400	1,717,312
Seiko Epson Corp.	94,000	1,404,489
TDK Corp.	33,900	1,953,140

		8,044,438

Transportation 0.6%
West Japan Railway Co.	500	1,892,285

Utilities 0.2%
Electric Power Development Co., Ltd.	21,600	683,839

		69,937,969

Luxembourg 0.3%

Real Estate 0.3%
Gagfah S.A.	99,940	1,105,484

Malaysia 1.2%

Automobiles & Components 0.1%
Proton Holdings Berhad	161,000	187,229

See financial notes 31

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.4%
Bumiputra-Commerce Holdings Berhad	351,000	1,122,930
Hong Leong Bank Berhad	128,400	243,391

		1,366,321

Consumer Services 0.3%
Genting Berhad	472,000	932,718

Food, Beverage & Tobacco 0.0%
PPB Group Berhad	28,000	124,243

Telecommunication Services 0.1%
Telekom Malaysia Berhad	452,000	400,181

Utilities 0.3%
Tenaga Nasional Berhad	482,000	1,138,560

		4,149,252

Mexico 1.1%

Capital Goods 0.1%
Grupo Carso S.A.B de C.V., Series A1	148,200	478,847

Food & Staples Retailing 0.0%
Grupo Gigante S.A.B. de C.V., Class B	71,800	74,210

Food, Beverage & Tobacco 0.5%
Coca-Cola Femsa S.A.B. de C.V. (Femsa), Series L	126,900	608,879
Embotelladoras Arca S.A.B. de C.V.	141,400	349,598
Grupo Bimbo S.A.B. de C.V., Series A	41,500	231,130
Grupo Continental S.A.B.	141,900	283,863

		1,473,470

Household & Personal Products 0.2%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	167,300	694,263

Materials 0.3%
Grupo Mexico S.A.B. de C.V., Series B *	281,900	519,647
Grupo Simec S.A. de C.V., Series B *	83,700	222,009
Industrias CH S.A., Series B *	61,300	214,870

		956,526

		3,677,316

Netherlands 1.6%

Capital Goods 0.2%
Imtech N.V.	27,726	709,631

Commercial & Professional Supplies 0.3%
Randstad Holding N.V. *	19,200	831,748

Food, Beverage & Tobacco 0.0%
CSM	35	886

Materials 0.7%
Akzo Nobel N.V.	17,981	1,117,552
Koninklijke DSM N.V.	32,400	1,356,681

		2,474,233

Semiconductors & Semiconductor Equipment 0.4%
STMicroelectronics N.V.	134,761	1,274,325

		5,290,823

Peru 0.1%

Materials 0.1%
Compania de Minas Buenaventura S.A. ADR	5,300	186,613

Poland 1.0%

Banks 0.3%
Getin Holding S.A. *	341,000	1,090,626

Energy 0.7%
Polski Koncern Naftowy Orlen S.A. *	132,000	1,375,805
Polskie Gornictwo Naftowe I Gazownictwo S.A.	646,000	813,651

		2,189,456

		3,280,082

Portugal 0.4%

Banks 0.4%
Banco Comercial Portugues S.A. - Reg’d	811,375	1,201,935

Utilities 0.0%
Redes Energeticas Nacionais S.A.	3,159	13,870

		1,215,805

Republic of Korea 4.2%

Automobiles & Components 0.3%
Hyundai Mobis	5,800	813,283
Hyundai Motor Co.	2,110	199,178

		1,012,461

Banks 0.5%
Hana Financial Group, Inc.	47,700	1,635,950

Capital Goods 0.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	37,660	547,617
Doosan Corp.	5,280	397,495
LG Corp.	17,910	1,196,475
Samsung C&T Corp.	2,350	108,027
SK Holdings Co., Ltd.	1,090	103,763

		2,353,377

Consumer Durables & Apparel 0.3%
LG Electronics, Inc.	10,110	1,073,461

Diversified Financials 0.2%
Woori Investment & Securities Co., Ltd.	42,280	598,143

Energy 0.3%
GS Holdings Corp.	26,210	723,058
SK Energy Co., Ltd.	1,540	163,985

		887,043

Food & Staples Retailing 0.0%
Shinsegae Co., Ltd.	300	151,056

Food, Beverage & Tobacco 0.1%
KT&G Corp.	4,690	284,138

32 See financial notes

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.1%
Samsung Fire & Marine Insurance Co., Ltd.	1,410	287,818

Materials 0.5%
KISWIRE Ltd.	3,610	128,694
Korea Zinc Co., Ltd.	7,200	1,067,276
LG Chem Ltd.	2,497	462,779
SeAH Holdings Corp.	1,155	58,440

		1,717,189

Retailing 0.4%
GS Home Shopping, Inc.	1,810	109,468
Lotte Shopping Co., Ltd.	4,520	1,213,769

		1,323,237

Software & Services 0.1%
NHN Corp. *	1,300	190,760

Technology Hardware & Equipment 0.3%
LG Display Co., Ltd.	37,030	1,062,946

Telecommunication Services 0.4%
KT Corp.	23,840	820,757
LG Telecom Ltd.	59,940	432,042

		1,252,799

		13,830,378

Russia 1.1%

Energy 0.5%
Tatneft GDR - Reg’d	65,200	1,613,700

Telecommunication Services 0.6%
Sistema JSFC GDR *	146,540	2,145,860

		3,759,560

Singapore 1.1%

Banks 0.1%
DBS Group Holdings Ltd.	15,000	140,795

Capital Goods 0.4%
Fraser & Neave Ltd.	73,000	204,585
Keppel Corp., Ltd.	39,000	222,839
SembCorp Industries Ltd.	406,000	970,317

		1,397,741

Diversified Financials 0.0%
Singapore Exchange Ltd.	7,000	41,614

Real Estate 0.2%
UOL Group Ltd.	279,000	677,679

Retailing 0.2%
Jardine Cycle & Carriage Ltd.	46,000	789,194

Transportation 0.2%
SIA Engineering Co., Ltd.	89,000	161,699
Singapore Airlines Ltd.	55,000	536,449

		698,148

		3,745,171

South Africa 3.2%

Banks 0.1%
Nedbank Group Ltd.	18,000	286,984

Capital Goods 0.4%
Aveng Ltd.	244,593	1,409,857

Consumer Durables & Apparel 0.3%
Steinhoff International Holdings Ltd.	486,000	1,070,392

Diversified Financials 0.4%
Investec Ltd.	153,735	1,175,537

Health Care Equipment & Services 0.3%
Medi-Clinic Corp., Ltd.	275,000	816,622

Insurance 0.3%
Sanlam Ltd.	414,564	1,132,898

Materials 1.1%
Gold Fields Ltd.	164,000	2,244,405
Harmony Gold Mining Co., Ltd.	129,000	1,398,144

		3,642,549

Retailing 0.3%
Imperial Holdings Ltd.	100,000	1,068,602

		10,603,441

Spain 0.8%

Banks 0.0%
Banco Pastor S.A.	12,056	98,932

Capital Goods 0.4%
Construcciones y Auxiliar de Ferrocarriles S.A.	900	459,573
Fomento de Construcciones y Contratas S.A.	18,600	872,692

		1,332,265

Insurance 0.4%
Grupo Catalana Occidente S.A.	7,564	185,630
Mapfre S.A.	263,689	1,182,714

		1,368,344

		2,799,541

Sweden 1.8%

Capital Goods 0.3%
Assa Abloy AB, B Shares	40,000	650,304
NCC AB, B Shares	8,139	124,359

		774,663

Commercial & Professional Supplies 0.2%
Securitas AB, B Shares	62,142	599,761

Consumer Durables & Apparel 0.4%
Electrolux AB, Series B *	56,945	1,303,511

Materials 0.8%
Boliden AB	66,000	712,097
Svenska Cellulosa AB, A Shares	10,000	135,615
Svenska Cellulosa AB, B Shares	139,961	1,901,317

		2,749,029

Telecommunication Services 0.1%
Tele2 AB, B Shares	32,000	425,773

		5,852,737

See financial notes 33

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Switzerland 2.4%

Banks 0.3%
Banque Cantonale Vaudoise - Reg’d	2,640	1,088,531

Capital Goods 0.1%
Sulzer AG - Reg’d	5,395	466,461

Commercial & Professional Supplies 0.6%
Adecco S.A. - Reg’d	35,600	1,895,925

Insurance 0.9%
Baloise Holding AG - Reg’d	12,197	1,168,465
Helvetia Holding AG - Reg’d	2,400	806,433
Swiss Life Holding - Reg’d *	9,216	1,094,823
Swiss Reinsurance Co., Ltd. - Reg’d	1,200	54,411

		3,124,132

Materials 0.3%
Clariant AG - Reg’d *	92,000	838,938

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	943	274,914
Panalpina Welttransport Holding AG - Reg’d	3,000	248,259

		523,173

		7,937,160

Taiwan 4.4%

Banks 0.5%
Mega Financial Holding Co., Ltd.	251,000	158,210
Taishin Financial Holding Co., Ltd. *	1,640,000	710,800
Taiwan Cooperative Bank	1,418,278	870,285

		1,739,295

Diversified Financials 0.1%
China Bills Finance Corp.	549,000	156,103
Fubon Financial Holding Co., Ltd. *	12,000	13,489

		169,592

Materials 0.2%
Cheng Loong Corp. *	345,000	118,681
Formosa Chemicals & Fibre Corp.	189,520	363,194

		481,875

Semiconductors & Semiconductor Equipment 1.0%
Advanced Semiconductor Engineering, Inc.	1,487,000	1,231,450
Macronix International Co., Ltd.	645,000	353,824
Powertech Technology, Inc.	42,000	125,847
Siliconware Precision Industries Co.	24,000	33,770
United Microelectronics Corp. *	3,230,000	1,581,498

		3,326,389

Technology Hardware & Equipment 2.4%
Acer, Inc.	438,945	1,115,879
Asustek Computer, Inc.	271,405	464,227
AU Optronics Corp.	469,847	456,719
Compal Electronics, Inc.	1,385,741	1,606,529
Gigabyte Technology Co., Ltd.	257,000	216,655
HTC Corp.	28,450	311,397
Lite-On Technology Corp.	818,028	1,068,626
Quanta Computer, Inc.	674,514	1,411,775
Universal Scientific Industrial Co., Ltd.	375,000	174,279
Wistron Corp.	598,474	1,110,394
Yageo Corp.	323,000	90,190

		8,026,670

Telecommunication Services 0.2%
Far EasTone Telecommunications Co., Ltd.	662,544	773,988

		14,517,809

Thailand 0.6%

Banks 0.3%
Bangkok Bank Public Co., Ltd. NVDR	245,000	883,644

Diversified Financials 0.1%
Thanachart Capital Public Co., Ltd. NVDR	471,000	244,296

Energy 0.0%
Banpu Public Co., Ltd. - Reg’d	7,000	89,226

Food, Beverage & Tobacco 0.0%
Thai Bevergae Public Co., Ltd.	794,000	140,646

Transportation 0.2%
Airports of Thailand Public Co., Ltd. NVDR	442,000	557,586

		1,915,398

Turkey 1.5%

Banks 0.1%
Turkiye Vakiflar Bankasi T.A.O., Class D *	84,000	193,364

Capital Goods 0.1%
Koc Holding A/S *	161,013	424,672

Consumer Durables & Apparel 0.0%
Turk Sise ve Cam Fabrikalari A/S (Sisecam) *	143,256	153,410

Diversified Financials 0.4%
Haci Omer Sabanci Holding A/S	363,111	1,415,675

Energy 0.5%
Petrol Ofisi A/S *	310,769	1,525,499

Transportation 0.4%
Turk Hava Yollari Anonim Ortakligi	480,000	1,251,917

		4,964,537

United Kingdom 10.2%

Capital Goods 1.0%
Balfour Beatty plc	170,000	877,791
Carillion plc	144,837	638,855
Meggitt plc	224,245	836,332
Qinetiq Group plc	189,000	426,169
Tomkins plc	14,377	43,242
Travis Perkins plc	41,493	553,800

		3,376,189

Commercial & Professional Supplies 0.2%
The Davis Service Group plc	88,000	564,976

Consumer Durables & Apparel 0.6%
Barratt Developments plc *	130,120	512,287

34 See financial notes

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bellway plc	65,100	866,622
Persimmon plc *	6,000	43,928
The Berkeley Group Holdings plc *	30,800	437,068

		1,859,905

Consumer Services 0.4%
Millennium & Copthorne Hotels plc	51,083	304,257
Thomas Cook Group plc	308,000	1,146,175

		1,450,432

Diversified Financials 0.8%
Close Brothers Group plc	36,000	458,660
Investec plc	178,000	1,306,797
London Stock Exchange Group plc	72,800	999,340

		2,764,797

Food, Beverage & Tobacco 0.6%
Associated British Foods plc	15,135	205,310
Britvic plc	94,000	530,201
Tate & Lyle plc	162,000	1,097,341

		1,832,852

Insurance 1.7%
Brit Insurance Holdings plc	156,000	509,618
Hiscox Ltd.	104,000	573,928
Legal & General Group plc	749,115	1,056,510
Old Mutual plc	1,300,000	2,083,474
RSA Insurance Group plc	675,000	1,446,592

		5,670,122

Materials 0.2%
Mondi plc	122,000	604,530

Media 1.1%
Aegis Group plc	408,000	731,541
Pearson plc	177,100	2,188,152
WPP plc	89,505	769,819

		3,689,512

Real Estate 0.2%
Derwent London plc	31,800	621,297
Segro plc	22,965	135,272

		756,569

Retailing 1.5%
Debenhams plc	287,413	349,978
Home Retail Group plc	316,000	1,376,384
Kesa Electricals plc	180,000	413,850
Marks & Spencer Group plc	250,000	1,449,615
Next plc	45,854	1,315,861

		4,905,688

Software & Services 1.2%
Dimension Data Holdings plc	423,000	428,143
Logica plc	510,000	1,064,075
The Sage Group plc	645,000	2,412,381

		3,904,599

Telecommunication Services 0.0%
Cable & Wireless plc	55,344	127,243

Transportation 0.7%
Arriva plc	78,000	625,371
EasyJet plc *	128,023	776,886
FirstGroup plc	149,669	991,690

		2,393,947

		33,901,361

Total Common Stock (Cost $271,773,926)		318,443,906

Preferred Stock 1.7% of net assets

Brazil 1.7%
All America Latina Logistica	11,728	15,226
Brasil Telecom S.A.	40,000	354,030
Centrais Eletricas de Santa Catarina S.A., Class B	7,200	138,830
Companhia de Transmissao de Energia Eletrica Paulista	10,000	280,820
Companhia Energetica de Minas Gerais	42,000	640,099
Companhia Paranaense de Energia-Copel, Class B	36,000	637,051
Gerdau S.A.	46,400	622,037
Tele Norte Leste Participacoes S.A.	17,200	325,243
Telecomunicacoes de Sao Paulo S.A.	22,100	553,997
Telemar Norte Leste S.A., Class A	15,000	492,690
Usinas Siderurgicas de Minas Gerais S.A., Class A	24,300	640,694
Vivo Participacoes S.A.	37,800	953,748

Total Preferred Stock (Cost $3,984,553)		5,654,465

Other Investment Company 1.9% of net assets

United States 1.9%
State Street Institutional Liquid Reserves Fund - Institutional Class	6,208,491	6,208,491

Total Other Investment Company (Cost $6,208,491)		6,208,491

End of Investments.

At 09/30/09, the tax basis cost of the fund’s investments was $286,460,958 and the unrealized appreciation and depreciation were $53,566,958 and ($9,721,054), respectively, with a net unrealized appreciation of $43,845,904.

At 09/30/09, the values of certain foreign securities held by the fund aggregating $284,996,274 were adjusted from their closing market values following the guidelines adopted by the fund’s board of trustees.

*	Non-income producing security.

ADR	— American Depositary Receipt
CVA	— Dutch Certificate
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
Reg’d	— Registered

See financial notes 35

 Laudus Rosenberg International Discovery Fund

Statement of
Assets and Liabilities
As of September 30, 2009; unaudited.

Assets
Investments, at value (cost $281,966,970)		$330,306,862
Foreign currency, at value (cost $1,886,587)		1,876,940
Receivables:
Investments sold		4,540,091
Dividends		1,143,609
Fund shares sold		679,275
Foreign tax reclaims		91,767
Interest		471
Prepaid expenses	+	29,045

Total assets		338,668,060

Liabilities
Payables:
Investments bought		6,372,409
Fund shares redeemed		391,455
Foreign capital gains tax expense		295,206
Investment adviser fees		24,559
Distribution and shareholder services fees		1,464
Accrued expenses	+	207,052

Total liabilities		7,292,145

Net Assets
Total assets		338,668,060
Total liabilities	—	7,292,145

Net assets		$331,375,915
Net Assets by Source
Capital received from investors		427,655,492
Net investment income not yet distributed		3,663,189
Net realized capital losses		(148,301,459)
Net unrealized capital gains		48,358,693

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$39,820,178		4,445,878		$8.96
Select Shares	$291,555,737		32,516,227		$8.97

36 See financial notes

 Laudus Rosenberg International Discovery Fund

Statement of
Operations
For April 1, 2009 through September 30, 2009; unaudited.

Investment Income
Dividends (net of foreign withholding taxes of $430,107)		$4,816,931
Interest	+	11,937

Total investment income		4,828,868

Expenses
Investment adviser fees		1,423,983
Transfer agent fees		478,950
Custodian fees		153,619
Distribution and shareholder services fees (Investor Shares )		50,098
Accounting and administration fees		43,902
Professional fees		39,052
Registration fees		30,209
Sub-Accounting fees (Investor Shares )		30,059
Shareholder reports		22,282
Trustees’ fees		8,971
Interest expense		481
Other expenses	+	34,976

Total expenses		2,316,582
Expense reduction by adviser	—	334,445

Net expenses		1,982,137

Realized and Unrealized Gains and Losses
Net realized gains on investments		5,203,657
Net realized gains on foreign currency transactions	+	312,820

Net realized gains		5,516,477
Net unrealized gains on investments		99,637,536
Net unrealized gains on foreign currency translations	+	101,645

Net unrealized gains		99,739,181

Increase (Decrease) in Net Assets from Operations
Total investment income		4,828,868
Net expenses	—	1,982,137

Net investment income		2,846,731
Net realized gains		5,516,477
Net unrealized gains	+	99,739,181

Increase in net assets from operations		$108,102,389

See financial notes 37

 Laudus Rosenberg International Discovery Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

		4/1/09-9/30/09	4/1/08-3/31/09
Net investment income		$2,846,731	$5,024,487
Net realized gains (losses)		5,516,477	(144,694,628)
Net unrealized gains (losses)	+	99,739,181	(45,108,614)

Increase (Decrease) in net assets from operations		108,102,389	(184,778,755)

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	887,943
Select Shares	+	—	4,211,558

Total distributions from net investment income		$—	$5,099,501

Transactions in Fund Shares[1]

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		276,010	$2,046,612	2,380,148	$24,115,172
Select Shares	+	6,898,501	52,719,442	32,278,723	280,376,112

Total shares sold		7,174,511	$54,766,054	34,658,871	$304,491,284

Shares Reinvested
Investor Shares		—	$—	85,708	$580,245
Select Shares	+	—	—	549,064	3,711,673

Total shares reinvested		—	$—	634,772	$4,291,918

Shares Redeemed
Investor Shares		(1,463,766)	($11,652,176)	(7,502,921)	($56,218,275)
Select Shares	+	(4,578,625)	(36,036,436)	(14,822,685)	(108,063,780)

Total shares redeemed		(6,042,391)	($47,688,612)	(22,325,606)	($164,282,055)

Net transactions in fund shares		1,132,120	$7,077,442	12,968,037	$144,501,147

Shares Outstanding and Net Assets

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,829,985	$216,196,084	22,861,948	$261,573,193
Total increase or decrease	+	1,132,120	115,179,831	12,968,037	(45,377,109)

End of period		36,962,105	$331,375,915	35,829,985	$216,196,084

Net investment income not yet distributed			$3,663,189		$816,458

1 Effective on July 31, 2008, the Institutional Shares were redesignated as Select Shares.

38 See financial notes

Laudus Rosenberg International Small Capitalization Fund

Financial Statements

Financial Highlights

	4/1/09–		4/1/08–	4/1/07–	4/1/06–	4/1/05–	4/1/04–
Investor Shares	9/30/09*		3/31/09	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)

Net asset value at beginning of period	7.79		16.74	22.38	20.74	16.73	13.83

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.32	0.36	0.20	0.08	0.03 [1]
Net realized and unrealized gains (losses)	3.81		(9.06)	(2.60)	3.82	4.89	3.51

Total from investment operations	3.95		(8.74)	(2.24)	4.02	4.97	3.54
Less distributions:
Distributions from net investment income	—		(0.21)	(0.63)	(0.30)	(0.04)	(0.02)
Distributions from net realized gains	—		—	(2.77)	(2.08)	(0.92)	(0.62)

Total distributions	—		(0.21)	(3.40)	(2.38)	(0.96)	(0.64)

Net asset value at end of period	11.74		7.79	16.74	22.38	20.74	16.73

Total return (%)	50.71	[2]	(52.40)	(10.27)	20.35	30.48	26.16

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.64	[3]	1.49	1.45	1.47	1.60	1.83
Gross operating expenses	1.64	[3]	1.49	1.45	1.47	1.60	1.88
Net investment income (loss)	2.01	[3]	2.05	1.55	0.87	0.42	0.20
Portfolio turnover rate	56	[2]	79	105	92	102	60
Net assets, end of period ($ x 1,000)	182,457		147,608	523,709	882,163	804,340	355,766

	4/1/09–		4/1/08–	4/1/07–	4/1/06–	4/1/05–	4/1/04–
Select Shares	9/30/09*		3/31/09[4]	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)

Net asset value at beginning of period	7.87		16.97	22.67	20.97	16.89	13.94

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.30	0.34	0.26	0.13	0.08 [1]
Net realized and unrealized gains (losses)	3.90		(9.12)	(2.55)	3.90	4.95	3.53

Total from investment operations	4.02		(8.82)	(2.21)	4.16	5.08	3.61
Less distributions:
Distributions from net investment income	—		(0.28)	(0.73)	(0.38)	(0.08)	(0.04)
Distributions from net realized gains	—		—	(2.76)	(2.08)	(0.92)	(0.62)

Total distributions	—		(0.28)	(3.49)	(2.46)	(1.00)	(0.66)

Net asset value at end of period	11.89		7.87	16.97	22.67	20.97	16.89

Total return (%)	51.08	[2]	(52.20)	(9.97)	20.82	30.90	26.52

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.24	[3]	1.11	1.09	1.10	1.25	1.49
Gross operating expenses	1.24	[3]	1.11	1.09	1.10	1.25	1.55
Net investment income (loss)	2.40	[3]	2.39	1.87	1.21	0.85	0.50
Portfolio turnover rate	56	[2]	79	105	92	102	60
Net assets, end of period ($ x 1,000)	257,318		195,990	612,703	1,048,829	698,064	270,646

* Unaudited.
1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 Effective July 31, 2008, the Institutional Shares were redesignated as Select Shares.

See financial notes 39

 Laudus Rosenberg International Small Capitalization Fund

Portfolio Holdings as of September 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

96.5%	Common Stock	390,642,867	424,266,137
0.3%	Preferred Stock	1,444,949	1,173,935
—%	Rights	—	136,821
2.2%	Other Investment Company	9,683,085	9,683,085

99.0%	Total Investments	401,770,901	435,259,978
1.0%	Other Assets and Liabilities, Net		4,515,527

100.0%	Net Assets		439,775,505

	Number	Value
Security	of Shares	($)

Common Stock 96.5% of net assets

Australia 4.9%

Banks 0.0%
RHG Ltd. *	39,600	22,824

Capital Goods 0.2%
Crane Group Ltd.	7,339	70,861
GWA International Ltd.	34,700	84,285
United Group Ltd.	55,300	720,790

		875,936

Commercial & Professional Supplies 0.5%
Coffey International Ltd.	33,300	64,814
Corporate Express Australia Ltd.	54,267	195,265
Decmil Group Ltd. *	5,900	6,477
Downer EDI Ltd.	126,500	908,647
Mineral Resources Ltd.	6,100	32,606
Salmat Ltd.	102,100	359,306
Spotless Group Ltd.	224,117	495,312

		2,062,427

Consumer Durables & Apparel 0.1%
G.U.D. Holdings Ltd.	55,445	425,573
Quantum Energy Ltd. *	167,400	37,725

		463,298

Consumer Services 0.3%
Flight Centre Ltd.	12,310	161,847
Navitas Ltd.	312,611	1,007,754

		1,169,601

Energy 0.3%
Beach Petroleum Ltd.	1,086,500	716,675
Extract Resources Ltd. *	38,697	310,840
Pan Pacific Petroleum NL	607,580	296,836
Whitehaven Coal Ltd.	59,700	195,641

		1,519,992

Food & Staples Retailing 0.1%
AWB Ltd.	247,300	277,655

Food, Beverage & Tobacco 0.3%
Goodman Fielder Ltd.	930,900	1,367,520
GrainCorp Ltd. *	800	6,365

		1,373,885

Health Care Equipment & Services 0.8%
Australian Pharmaceutical Industries Ltd.	52,700	39,417
Healthscope Ltd.	76,300	322,183
iSOFT Group Ltd.	717,381	527,171
Primary Health Care Ltd.	94,400	516,488
Ramsay Health Care Ltd.	103,680	1,001,217
Sigma Pharmaceuticals Ltd.	1,037,200	972,569

		3,379,045

Materials 0.6%
Cudeco Ltd. *	42,366	191,238
Gunns Ltd.	469,000	497,366
Independence Group NL	141,700	567,710
Kingsgate Consolidated Ltd.	68,891	494,309
Mincor Resources NL	249,000	542,185
Panoramic Resources, Ltd.	181,800	398,978
TFS Corp., Ltd.	92,076	77,413

		2,769,199

Media 0.3%
Amalgamated Holdings Ltd.	98,998	436,207
Austereo Group Ltd.	205,600	265,969
Macquarie Media Group Ltd.	221,823	372,994
Mitchell Communications Group Ltd.	222,100	164,655
REA Group Ltd. *	1,600	10,557

		1,250,382

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Biota Holdings Ltd. *	235,181	564,702
Sirtex Medical Ltd. *	22,350	95,286

		659,988

Real Estate 0.1%
Bunnings Warehouse Property Trust	80,161	123,235
ING Office Fund	1,112,079	545,288
Macquarie Office Trust	211,600	55,669

		724,192

Retailing 0.8%
ARB Corp., Ltd.	14,900	65,240
Automotive Holdings Group	7,700	13,617
Cash Converters International Ltd.	79,971	44,433
David Jones Ltd.	303,700	1,559,153
JB Hi-Fi Ltd.	79,100	1,381,947
OrotonGroup Ltd.	1,800	8,584
Specialty Fashion Group Ltd. *	67,500	57,606
Super Cheap Auto Group Ltd.	60,553	314,053

		3,444,633

Software & Services 0.2%
ASG Group Ltd.	182,400	155,516
Customers Ltd. *	35,300	102,812
Iress Market Technology Ltd.	76,078	568,140
SMS Management & Technology Ltd.	9,500	44,734

40 See financial notes

 Laudus Rosenberg International Small Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
UXC Ltd.	7,800	6,210

		877,412

Telecommunication Services 0.1%
iiNET Ltd.	101,415	183,922
Nexbis Ltd. *	7,300	2,963
SP Telemedia Ltd.	250,030	275,227

		462,112

Transportation 0.1%
Mermaid Marine Australia Ltd.	123,200	298,373

		21,630,954

Austria 0.3%

Consumer Durables & Apparel 0.0%
Linz Textil Holding AG	76	13,346

Real Estate 0.3%
Conwert Immobilien Invest SE *	90,421	1,244,479

		1,257,825

Belgium 2.9%

Capital Goods 0.0%
Societe Anonyme Belge de Constructions Aeronautques	681	12,766

Diversified Financials 0.3%
Banque Nationale de Belgique	219	1,079,776

Food & Staples Retailing 0.7%
Delhaize Group	45,132	3,137,899

Health Care Equipment & Services 0.5%
Omega Pharma S.A.	49,994	2,212,764

Materials 0.8%
Solvay S.A.	4,258	442,899
Tessenderlo Chemie N.V.	83,833	3,236,975

		3,679,874

Retailing 0.6%
S.A. D’Ieteren N.V.	7,336	2,708,463

		12,831,542

Canada 6.7%

Automobiles & Components 0.0%
Linamar Corp.	9,570	127,374

Banks 0.3%
Canadian Western Bank	720	13,349
Home Capital Group, Inc.	16,418	586,549
Laurentian Bank of Canada	21,802	781,341

		1,381,239

Capital Goods 0.1%
Finning International, Inc.	34,880	521,253
Toromont Industries Ltd.	2,303	49,474

		570,727

Commercial & Professional Supplies 0.5%
IESI-BFC Ltd.	58,500	758,399
Stantec, Inc. *	32,056	802,411
Transcontinental, Inc., Class A	49,850	573,625

		2,134,435

Consumer Durables & Apparel 0.0%
Dorel Industries, Inc., Class B	387	10,634

Consumer Services 0.0%
Keystone North America, Inc.	525	16,672

Energy 0.9%
Advantage Oil & Gas Ltd.	107,700	761,490
AltaGas Income Trust	41,940	691,786
Iteration Energy Ltd. *	88,500	99,192
Mullen Group Ltd.	49,100	723,212
NuVista Energy Ltd. *	23,430	273,330
Paramount Resources Ltd., Class A *	40,040	540,025
Progress Energy Resources Corp.	39,100	504,705
ShawCor Ltd., Class A	2,300	62,213
Trican Well Service Ltd.	7,400	96,072
Uranium One, Inc. *	113,090	271,462
West Energy Ltd. *	18,400	44,511

		4,067,998

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., Class B	61,473	1,076,560

Food, Beverage & Tobacco 0.2%
Maple Leaf Foods, Inc.	81,804	725,856

Health Care Equipment & Services 0.1%
SXC Health Solutions Corp. *	9,380	438,928

Materials 2.0%
Alamos Gold, Inc. *	12,900	113,499
Canfor Corp. *	124,542	707,248
Corriente Resources, Inc., Class A *	13,800	87,390
First Quantum Minerals Ltd.	800	52,305
Gammon Gold, Inc. *	102,370	875,832
Golden Star Resources Ltd. *	54,314	185,164
HudBay Minerals, Inc. *	90,359	1,088,714
IAMGOLD Corp.	86,900	1,228,036
Inmet Mining Corp.	17,300	968,858
Lundin Mining Corp. *	34,650	116,832
Methanex Corp.	6,900	120,193
New Gold, Inc. *	83,300	318,215
Northgate Minerals Corp. *	64,510	174,132
PAN American Silver Corp. *	16,300	374,216
Queenston Mining, Inc. *	13,300	75,652
Sherritt International Corp.	84,200	602,412
Silver Standard Resources, Inc. *	2,530	54,539
Sino-Forest Corp. *	41,100	649,139
West Fraser Timber Co., Ltd.	30,337	772,132

		8,564,508

Media 0.7%
Astral Media, Inc.	31,182	964,016
Cogeco Cable, Inc.	23,100	654,175
Quebecor, Inc., Class B	36,900	842,670
Yellow Pages Income Fund	79,300	399,963

		2,860,824

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Biovail Corp.	63,900	985,969
MDS, Inc. *	99,800	817,491

		1,803,460

Real Estate 0.3%
Calloway Real Estate Investment Trust	40,500	718,722

See financial notes 41

 Laudus Rosenberg International Small Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MI Developments, Inc., Class A	55,900	750,798

		1,469,520

Retailing 0.3%
Leon’s Furniture Ltd.	44,000	425,349
RONA, Inc. *	43,902	615,075
Sears Canada, Inc. *	2,000	39,695

		1,080,119

Software & Services 0.4%
CGI Group, Inc., Class A *	52,900	619,592
MacDonald, Dettwiler & Associates Ltd. *	27,004	792,981
Open Text Corp. *	5,500	206,048

		1,618,621

Technology Hardware & Equipment 0.2%
Celestica, Inc. *	106,300	1,012,712

Transportation 0.0%
Westshore Terminals Income Fund	100	1,152

Utilities 0.1%
ATCO Ltd., Class I	14,526	569,833

		29,531,172

China 0.3%

Consumer Durables & Apparel 0.1%
Weiqiao Textile Co., Ltd., Class H	927,000	572,469

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
China Shineway Pharmaceutical Group Ltd.	18,000	19,219

Technology Hardware & Equipment 0.0%
Great Wall Technology Co., Ltd., Class H	6,000	1,712

Transportation 0.2%
Sichuan Expressway Co., Ltd., Class H	1,694,667	671,757

		1,265,157

Denmark 0.9%

Banks 0.8%
Ostjydsk Bank A/S *	658	61,543
Sydbank A/S *	131,216	3,460,043

		3,521,586

Materials 0.1%
Auriga Industries A/S, Class B	11,977	221,255

		3,742,841

Finland 3.2%

Capital Goods 0.7%
Cramo Oyj	169,408	2,677,909
Larox Oyj	23,725	243,495
Lemminkainen Oyj	2,366	91,737

		3,013,141

Food, Beverage & Tobacco 0.2%
HKScan Oyj	52,850	720,512

Materials 1.1%
Huhtamaki Oyj	45,068	575,255
Kemira Oyj	266,797	4,280,615

		4,855,870

Real Estate 0.1%
Citycon Oyj	90,759	385,883

Semiconductors & Semiconductor Equipment 0.1%
Okmetic Oyj	60,000	234,915

Software & Services 1.0%
Tieto Oyj	231,698	4,621,814

Transportation 0.0%
Finnair Oyj *	21,793	132,283

		13,964,418

France 7.6%

Automobiles & Components 0.4%
Montupet *	5,831	40,104
Valeo S.A. *	57,126	1,507,238

		1,547,342

Capital Goods 1.0%
Compagnie Industrielle et Financiere d’ Entreprises	346	21,671
Eiffage S.A.	12,605	805,394
Ginger (Groupe Ingenierie Europe)	8,834	181,766
Securidev S.A.	356	9,823
Zodiac Aerospace	88,000	3,501,168

		4,519,822

Commercial & Professional Supplies 0.1%
GL Events S.A.	13,433	310,815

Consumer Durables & Apparel 0.5%
Nexity	56,316	2,254,484

Consumer Services 0.1%
Pierre & Vacances	3,129	270,021

Diversified Financials 0.0%
ABC Arbitrage	20,656	204,134

Energy 0.4%
Technip S.A.	27,739	1,777,592

Materials 0.0%
Oeneo *	10,195	18,651

Media 2.6%
Havas S.A.	710,146	3,011,085
Publicis Groupe	206,928	8,341,107
Spir Communication *	2,944	90,443

		11,442,635

Software & Services 2.2%
Altran Technologies S.A. *	100,575	559,371
Cap Gemini S.A.	100,000	5,255,537
Cegid Group	1,598	37,676
ESI Group *	9,000	118,664
GFI Informatique	55,536	308,780
Groupe Steria S.C.A.	86,239	3,079,280
Sopra Group	2,789	184,468

		9,543,776

Technology Hardware & Equipment 0.1%
GEA	1,859	84,405

42 See financial notes

 Laudus Rosenberg International Small Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HF Co.	11,710	194,425

		278,830

Transportation 0.2%
Air France-KLM *	60,278	1,099,464

		33,267,566

Germany 4.0%

Banks 0.2%
Aareal Bank AG *	45,176	1,078,033

Capital Goods 0.9%
Bilfinger Berger AG	36,334	2,506,864
Gildemeister AG	1,470	20,382
MTU Aero Engines Holding AG	22,310	1,055,380
Muehlbauer Holding AG & Co.	5,460	163,495
Westag & Getalit AG	2,631	50,325

		3,796,446

Commercial & Professional Supplies 0.2%
Amadeus Fire AG	21,013	392,862
CeWe Color Holding AG	15,225	527,828

		920,690

Diversified Financials 0.0%
Effecten-Spiegel AG	1,790	32,973

Food, Beverage & Tobacco 0.8%
Frosta AG	4,880	124,951
Sektkellerei Schloss Wachenheim AG *	21,039	194,313
Suedzucker AG	169,200	3,424,488

		3,743,752

Health Care Equipment & Services 0.4%
Eckert & Ziegler AG	2,386	64,809
Fresenius SE	32,365	1,588,276

		1,653,085

Insurance 0.3%
Generali Deutschland Holding AG	87	8,177
Hannover Rueckversicherung AG - Reg’d *	33,002	1,512,454

		1,520,631

Media 0.1%
Advanced Inflight Allianz AG	92,000	471,577

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Analytik Jena AG *	23,000	278,775

Retailing 0.3%
Praktiker Bau- und Heimwerkermaerkte Holding AG	91,465	1,260,330

Semiconductors & Semiconductor Equipment 0.0%
ELMOS Semiconductor AG *	28,041	200,952

Software & Services 0.2%
Bechtle AG	15,839	400,117
REALTECH AG	10,055	97,511
syzygy AG	43,243	229,058

		726,686

Technology Hardware & Equipment 0.4%
ADVA AG Optical Networking *	246,241	783,509
Euromicron AG	25,932	514,604
Funkwerk AG *	32,410	345,657

		1,643,770

Transportation 0.1%
D. Logistics AG	159,124	293,396
Sixt AG	4,899	147,780

		441,176

		17,768,876

Greece 0.0%

Banks 0.0%
Bank of Greece	86	6,135

Hong Kong 2.1%

Automobiles & Components 0.0%
Geely Automobile Holdings Ltd.	160,000	43,454

Banks 0.0%
Dah Sing Financial Group *	30,400	174,407

Capital Goods 0.0%
Miramar Hotel & Investment Co., Ltd.	60,000	66,944

Consumer Durables & Apparel 0.2%
Daphne International Holdings Ltd.	184,000	132,792
Eagle Nice (International) Holdings Ltd.	477,000	132,936
Stella International Holdings Ltd.	14,000	23,456
Texwinca Holdings Ltd.	824,000	650,735
Victory City International Holdings Ltd. *	604,000	89,017

		1,028,936

Consumer Services 0.1%
Mandarin Oriental International Ltd.	111,000	147,078
Star Cruises Ltd. *	423,000	102,380

		249,458

Diversified Financials 0.1%
Allied Group Ltd.	177,600	416,155
Allied Properties (H.K.) Ltd. *	1,308,000	208,733
Sun Hung Kai & Co., Ltd.	15,000	11,321

		636,209

Food, Beverage & Tobacco 0.0%
Pacific Andes (Holdings) Ltd. *	445,000	83,279

Insurance 0.0%
Asia Financial Holdings Ltd.	436,000	143,154

Real Estate 0.8%
Champion Real Estate Investment Trust	742,000	308,416
Far East Consortium International Ltd.	58,000	15,952
Great Eagle Holdings Ltd.	298,000	733,324
HKR International Ltd. *	878,400	346,649
Hon Kwok Land Investment Co., Ltd.	38,000	11,394
Kowloon Development Co., Ltd.	387,000	392,533
New World China Land Ltd.	213,600	100,816
Pacific Century Premium Developments Ltd. *	1,462,000	389,288
Sinolink Worldwide Holdings Ltd.	2,136,000	535,527

See financial notes 43

 Laudus Rosenberg International Small Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wheelock Properties Ltd.	740,000	474,507

		3,308,406

Retailing 0.2%
Aeon Stores Hong Kong Co., Ltd.	4,000	6,941
Chow Sang Sang Holdings International Ltd.	164,000	139,880
Dickson Concepts International Ltd.	399,000	194,294
Integrated Distribution Services Group Ltd.	4,000	5,652
Tan Chong International Ltd.	1,254,000	268,597
Wing On Co. International Ltd.	214,500	285,723

		901,087

Software & Services 0.1%
Hi Sun Technology (China) Ltd. *	1,214,000	312,064

Technology Hardware & Equipment 0.1%
Digital China Holdings Ltd.	119,000	113,392
Truly International Holdings Ltd.	252,000	269,305
VTech Holdings Ltd.	3,000	25,805

		408,502

Telecommunication Services 0.1%
Asia Satellite Telecommunications Holdings Ltd.	149,000	224,940
Citic 1616 Holdings Ltd.	84,000	22,278
City Telecom (HK) Ltd.	66,000	22,272
SmarTone Telecommunications Holdings Ltd.	440,000	338,984

		608,474

Transportation 0.3%
Road King Infrastructure Ltd.	465,000	350,978
Transport International Holdings Ltd.	279,600	804,507

		1,155,485

Utilities 0.1%
Towngas China Co., Ltd.	775,000	270,260

		9,390,119

Ireland 0.3%

Capital Goods 0.0%
DCC plc	5,334	137,862

Consumer Durables & Apparel 0.0%
Abbey plc *	15,931	117,852

Food, Beverage & Tobacco 0.1%
C&C Group plc	58,035	245,942

Materials 0.2%
Smurfit Kappa Group plc	108,000	855,497

		1,357,153

Italy 3.4%

Automobiles & Components 0.1%
Immsi S.p.A. *	203,508	255,263

Banks 0.8%
Banca Piccolo Credito Valtellinese Scarl	343,485	3,544,448

Capital Goods 0.1%
Irce S.p.A.	12,310	31,981
Permasteelisa S.p.A. *	22,266	431,515

		463,496

Consumer Durables & Apparel 0.6%
Benetton Group S.p.A.	272,984	2,771,025

Consumer Services 0.0%
Autogrill S.p.A. *	17,201	208,398
I Grandi Viaggi S.p.A. *	4,564	6,870

		215,268

Food, Beverage & Tobacco 0.4%
Davide Campari - Milano S.p.A.	178,081	1,599,854

Health Care Equipment & Services 0.1%
El.En. S.p.A.	15,350	272,969

Insurance 0.4%
Milano Assicurazioni S.p.A.	417,818	1,483,800
Unipol Gruppo Finanziario S.p.A. *	288,667	439,164

		1,922,964

Materials 0.1%
Cementir Holding S.p.A.	9,353	48,967
KME Group	371,182	268,793

		317,760

Media 0.4%
Mondadori (Arnoldo) Editore S.p.A. *	312,000	1,559,955

Real Estate 0.0%
Immobiliare Grande Distribuzione	57,664	113,823

Software & Services 0.1%
Buongiorno S.p.A. *	271,816	593,460

Telecommunication Services 0.2%
Fastweb *	33,810	951,794

Transportation 0.1%
Autostrada Torino-Milano S.p.A.	4,731	60,827
Autostrade Meridionali S.p.A.	216	5,031
Societa Iniziative Autostradali e Servizi S.p.A.	35,869	318,111

		383,969

		14,966,048

Japan 21.5%

Automobiles & Components 0.9%
Fuji Heavy Industries Ltd.	111,000	430,056
Fuji Oozx, Inc.	1,000	2,674
Fujikura Rubber Ltd.	800	3,606
HI-LEX Corp.	72,800	686,699
Ichishin Co., Ltd.	20,000	56,259
Kanto Auto Works, Ltd.	400	4,013
Kikuchi Co., Ltd.	2,900	43,016
Mazda Motor Corp.	149,000	332,729
Murakami Corp.	2,000	10,029
Nihon Plast Co., Ltd.	12,000	41,421
Nippon Seiki Co., Ltd.	48,000	544,085
Nishikawa Rubber Co., Ltd.	3,000	25,389
Nissan Shatai Co., Ltd.	125,000	1,000,680
Nittan Valve Co., Ltd.	8,300	30,587
Piolax, Inc.	6,100	111,057
SNT Corp.	12,200	35,302
SOFT99 Corp.	29,400	188,018
Suncall Corp.	57,000	229,560

44 See financial notes

 Laudus Rosenberg International Small Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TBK Co., Ltd. *	3,000	5,142
Tigers Polymer Corp.	8,500	39,721
Topre Corp.	2,700	25,103
Univance Corp.	9,600	21,017
Yachiyo Industry Co., Ltd.	100	858
Yorozu Corp.	11,000	147,519

		4,014,540

Banks 1.9%
The 77 Bank Ltd.	97,000	551,819
The Aichi Bank Ltd.	16,100	1,446,077
The Bank of Nagoya Ltd.	49,000	211,183
The Bank of Saga Ltd.	4,000	12,416
The Chiba Kogyo Bank Ltd. *	78,700	636,982
The Eighteenth Bank Ltd.	321,000	956,333
The Higashi-Nippon Bank Ltd.	367,000	766,631
The Higo Bank Ltd.	9,000	52,991
The Hokuetsu Bank Ltd.	4,000	7,647
The Hyakugo Bank Ltd.	205,000	1,053,234
The Hyakujushi Bank Ltd.	6,000	27,071
The Kagawa Bank Ltd.	34,000	134,375
The Kita-Nippon Bank Ltd.	6,200	191,557
The Mie Bank Ltd.	81,000	266,584
The San-in Godo Bank Ltd.	124,000	1,054,666
The Taiko Bank Ltd.	63,000	175,202
The Tochigi Bank Ltd.	32,000	155,094
The Yamanashi Chuo Bank Ltd.	130,000	627,429

		8,327,291

Capital Goods 3.6%
Aichi Electric Co., Ltd.	3,000	9,227
Aida Engineering Ltd.	134,600	445,237
C-Cube Corp.	60,400	223,004
Chodai Co., Ltd.	20,000	56,849
Chudenko Corp.	71,500	1,179,069
CTI Engineering Co., Ltd.	29,500	177,751
Daiichi Kensetu Corp.	3,000	22,377
Daimei Telecom Engineering Corp.	78,000	771,067
Denkyosha Co., Ltd.	20,000	109,778
Fuji Machine Manufacturing Co., Ltd.	66,500	784,216
Fujikura Ltd.	34,000	165,920
Fujitec Co., Ltd.	91,000	516,555
Fukushima Industries Corp.	14,200	136,151
Funai Electric Co., Ltd.	500	22,750
Furusato Industries Ltd.	26,500	200,159
Futaba Corp.	25,200	410,412
Inabata & Co., Ltd.	18,900	78,316
Ishikawajima Transportation Machinery Co., Ltd.	42,000	188,106
Japan Pulp & Paper Co., Ltd.	131,000	500,081
JFE Shoji Holdings, Inc.	181,000	658,655
Kamei Corp.	70,000	402,924
Kanaden Corp.	70,000	427,680
Katakura Industries Co., Ltd.	2,200	25,526
Koatsu Kogyo Co., Ltd.	18,000	52,136
Kowa Spinning Co., Ltd.	4,000	16,233
Maeda Corp.	75,000	240,830
Makino Milling Machine Co., Ltd.	5,000	19,238
Marufuji Sheet Piling Co., Ltd.	29,000	50,041
Mitani Corp.	28,100	199,725
Nagase & Co., Ltd.	90,000	1,110,661
NEC Networks & System Integration Corp.	26,500	360,987
Nihon Decoluxe Co., Ltd.	4,000	18,983
Nippo Corp.	44,000	358,582
Nishio Rent All Co., Ltd.	3,900	30,990
Nissei Plastic Industrial Co., Ltd.	36,400	115,172
Nitto Kogyo Corp.	49,400	494,122
Noritake Co., Ltd.	44,000	135,434
Noritz Corp.	12,300	164,450
Ohmoto Gumi Co., Ltd.	34,000	115,458
Oki Wintech Co., Ltd.	27,000	156,289
Okumura Corp.	9,000	33,855
Onoken Co., Ltd.	47,300	473,874
Sanki Engineering Co., Ltd.	4,000	33,563
Sankyo Rikagaku Co., Ltd.	11,000	97,544
Sansei Yusoki Co., Ltd.	31,000	165,766
Sanso Electric Co., Ltd. *	18,000	47,842
Sanyo Engineering & Construction, Inc.	12,000	44,030
Seibu Electric Industry Co., Ltd.	47,000	212,177
Senshu Electric Co., Ltd.	19,100	226,389
ShinMaywa Industries Ltd.	236,000	923,705
Sintokogio Ltd.	6,500	49,424
Solcom Co., Ltd.	1,000	2,893
Sugimoto & Co., Ltd.	2,600	27,192
Sumikin Bussan Corp.	37,000	83,639
Taisei Oncho Co., Ltd.	30,000	125,033
Taisei Rotec Corp.	152,000	221,779
Totech Corp.	31,000	103,050
Trinity Industrial Corp.	1,000	5,370
Tsurumi Manufacturing Co., Ltd.	11,000	82,586
Tsuzuki Denki Co., Ltd.	12,000	48,712
Uehara Sei Shoji Co., Ltd.	44,000	185,607
Wakita & Co., Ltd.	54,000	262,824
YAMABIKO Corp.	22,300	300,553
Yondenko Corp.	89,000	479,542
Yurtec Corp.	74,000	484,232

		15,872,322

Commercial & Professional Supplies 0.2%
Duskin Co., Ltd.	5,300	99,555
EJ Holdings, Inc.	120	12,721
FujiStaff Holdings, Inc.	62	7,400
Kawanishi Warehouse Co., Ltd.	7,000	48,426
Kimura Unity Co., Ltd.	1,700	14,631
Kokuyo Co., Ltd.	3,500	31,931
Sohgo Security Services Co., Ltd.	13,000	154,087
Temp Holdings Co., Ltd.	2,800	25,338
Toppan Forms Co., Ltd.	36,100	494,095
Wesco, Inc.	37,300	55,596

		943,780

Consumer Durables & Apparel 1.6%
Charle Co., Ltd.	4,900	18,103
Cleanup Corp.	4,200	32,638
Corona Corp.	25,500	347,687
Fuji Corp.	12,000	105,208
Fujishoji Co., Ltd.	1	1,356
Fujix Ltd.	11,000	35,073
Ichikawa Co., Ltd.	61,000	134,994
Kurabo Industries Ltd.	518,000	1,075,812
Maruzen Co., Ltd.	4,000	19,199
Namco Bandai Holdings, Inc.	94,800	968,465
Onward Holdings Co., Ltd.	138,000	1,023,917
Roland Corp.	58,100	659,323

See financial notes 45

 Laudus Rosenberg International Small Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sanei-International Co., Ltd.	37,700	514,886
SRI Sports Ltd.	459	449,969
Tachikawa Corp.	40,000	203,456
Tokyo Style Co., Ltd.	171,000	1,471,044
Yamato International, Inc.	9,300	41,579
Zojirushi Corp.	44,000	96,526

		7,199,235

Consumer Services 0.4%
Daisyo Corp.	5,500	75,603
Eikoh, Inc.	11,100	51,935
Hurxley Corp.	3,000	28,998
Nippon Game Card Corp.	82	128,864
Nissin Healthcare Food Service Co., Ltd.	22,800	316,706
Royal Holdings Co., Ltd.	1,700	19,123
Shidax Corp.	92,200	382,236
Shingakukai Co., Ltd.	42,300	157,325
Yoshinoya Holdings Co., Ltd.	304	365,829

		1,526,619

Diversified Financials 0.0%
Daiko Clearing Services Corp.	41,000	204,329

Energy 0.4%
Itohchu Enex Co., Ltd.	50,400	292,618
Kanto Natural Gas Development Co., Ltd.	113,000	793,439
San-Ai Oil Co., Ltd.	16,000	79,466
Sinanen Co., Ltd.	72,000	384,944

		1,550,467

Food & Staples Retailing 1.5%
Allied Hearts Holdings Co., Ltd.	10,000	25,195
Cawachi Ltd.	52,300	1,195,890
Circle K Sunkus Co., Ltd.	54,800	826,676
Create S.D. Co., Ltd.	27,700	637,325
FamilyMart Co., Ltd.	3,400	109,324
Heiwado Co., Ltd.	65,900	914,420
Itochu-Shokuhin Co., Ltd.	6,900	244,017
Izumiya Co., Ltd.	24,000	130,938
Kasumi Co., Ltd.	31,800	153,260
Kato Sangyo Co., Ltd.	10,200	174,282
Kirindo Co., Ltd.	7,300	38,222
Marukyo Corp.	8,000	48,021
Matsumotokiyoshi Holdings Co., Ltd.	7,700	191,702
Maxvalu Nishinihon Co., Ltd.	4,700	70,547
Maxvalu Tokai Co., Ltd.	6,100	85,243
Ministop Co., Ltd.	50,000	789,308
Okuwa Co., Ltd.	6,000	66,132
Satoh & Co., Ltd.	100	1,025
Unimat Life Corp.	100	1,069
Universe Co., Ltd.	6,400	107,308
Uny Co., Ltd.	27,000	201,397
Valor Co., Ltd.	84,800	771,056

		6,782,357

Food, Beverage & Tobacco 1.5%
Coca-Cola Central Japan Co., Ltd.	57,800	803,178
DyDo Drinco, Inc.	1,500	49,464
FujiI Foods, Inc. *	6,000	28,757
House Food Corp.	2,700	45,191
Marudai Food Co., Ltd.	230,000	718,567
MEIJI Holdings Co., Ltd. *	16,900	717,100
Mercian Corp.	180,000	465,010
Mikuni Coca-Cola Bottling Co., Ltd.	108,900	943,340
Morinaga Milk Industry Co., Ltd.	327,000	1,630,733
Nichiwa Sangyo Co., Ltd.	44,000	114,026
Nippon Beet Sugar Manufacturing Co., Ltd.	136,000	370,751
Nissin Sugar Manufacturing Co., Ltd.	89,000	193,140
Oriental Yeast Co., Ltd.	12,000	69,995
Q.P. Corp.	1,200	13,692
Sonton Food Industry Co., Ltd.	30,000	234,644
Yonekyu Corp.	26,500	272,977

		6,670,565

Health Care Equipment & Services 0.8%
BML, Inc.	38,400	1,109,720
Fukuda Denshi Co., Ltd.	12,700	360,657
Hitachi Medical Corp.	82,000	778,790
N.I.C. Corp.	35,300	198,479
Nakanishi, Inc.	300	26,388
Suzuken Co., Ltd.	33,200	1,144,886
Tokai Corp.	400	6,329
Tokiwa Yakuhin Co., Ltd.	12,000	36,001
Win International Co., Ltd.	100	585

		3,661,835

Household & Personal Products 0.6%
Aderans Holdings Co., Ltd.	84,100	1,199,208
Fancl Corp.	19,500	308,580
Kose Corp.	35,800	871,219
Mandom Corp.	10,100	288,658

		2,667,665

Insurance 0.0%
Nissay Dowa General Insurance Co., Ltd.	4,000	20,396

Materials 1.3%
Asahi Industries Co., Ltd.	127	294,528
Atomix Co., Ltd.	1,000	3,509
Chubu Steel Plate Co., Ltd.	72,900	559,991
Chuetsu Pulp & Paper Co., Ltd.	160,000	385,805
Daio Paper Corp.	18,000	168,766
ITEC Corp.	600	5,131
Japan Pmc	100	312
Koei Chemical Co., Ltd.	1,000	3,053
Kyoei Steel Ltd.	17,800	425,612
Mitani Sekisan Co., Ltd.	200	1,246
Mitsubishi Steel Mfg. Co., Ltd.	1,000	2,029
N.E. Chemcat Corp.	26,000	525,816
Nichia Steel Works Ltd.	72,000	273,038
Nihon Kagaku Sangyo Co., Ltd.	27,000	198,188
Nippon Kodoshi Corp.	8,000	63,147
Nippon Paper Group, Inc.	23,800	684,880
Nitto FC Co., Ltd.	6,000	36,769
Osaka Steel Co., Ltd.	24,400	426,673
Sakata Inx Corp.	5,000	21,746
SK Kaken Co., Ltd.	2,000	53,712
Teijin Ltd.	176,000	546,901
Tenma Corp.	53,200	650,118
Tokyo Tekko Co., Ltd.	2,000	6,890
Toyo Kohan Co., Ltd.	45,000	196,472
Yodogawa Steel Works Ltd.	10,000	41,998

		5,576,330

46 See financial notes

 Laudus Rosenberg International Small Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.6%
Chubu-Nippon Broadcasting Co., Ltd.	800	6,276
Daiichikosho Co., Ltd.	102,400	1,317,808
RKB Mainichi Broadcasting Corp.	27,000	275,218
Toei Co., Ltd.	15,000	84,360
Tohokushinsha Film Corp.	21,200	120,924
TV Asahi Corp.	484	818,339

		2,622,925

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Kyorin Co., Ltd.	1,000	16,988
Nippon Shinyaku Co., Ltd.	97,000	1,371,301
Seikagaku Corp.	26,500	382,981
Torii Pharmaceutical Co., Ltd.	57,700	1,101,001

		2,872,271

Real Estate 0.0%
Sankyo Frontier Co., Ltd.	49,000	149,527

Retailing 2.3%
Alpen Co., Ltd.	18,100	330,338
AOKl Holdings, Inc.	77,100	865,861
Aoyama Trading Co., Ltd.	70,500	1,206,575
AT-Group Co., Ltd.	20,000	160,714
Belluna Co., Ltd.	118,950	502,111
Best Denki Co., Ltd.	4,000	18,886
EDION Corp.	1,400	12,097
Felissimo Corp.	1,700	32,767
H2O Retailing Corp.	56,000	351,622
Haruyama Trading Co., Ltd.	21,800	98,468
Hikari Furniture Co., Ltd.	1,000	4,813
J. Front Retailing Co., Ltd.	252,000	1,512,812
King Co., Ltd.	42,200	112,608
Kitamura Co., Ltd.	2,100	10,488
Kohnan Shoji Co., Ltd.	42,800	482,436
Ku Co., Ltd.	38,300	151,671
Mac House Co., Ltd.	8,900	51,234
Marui Group Co., Ltd.	63,700	454,003
Nafco Co., Ltd.	40,100	750,332
Nagahori Corp.	35,000	85,390
Sazaby League Ltd.	45,600	684,828
Senshukai Co., Ltd.	73,200	521,188
Takashimaya Co., Ltd.	172,000	1,370,572
Tokyo Derica Co., Ltd.	24,500	87,334
Tsutsumi Jewelry Co., Ltd.	2,200	51,185
Warehouse Co., Ltd.	22,500	110,288
Yagi & Co., Ltd.	100	1,318

		10,021,939

Semiconductors & Semiconductor Equipment 0.0%
Axell Corp.	4,000	167,920
Mimasu Semiconductor Industry Co., Ltd.	1,100	15,659
USC Corp. (a)	100	1,176

		184,755

Software & Services 1.0%
Argo Graphics, Inc.	1,200	13,892
Atlus Co., Ltd. *	6,500	37,130
CAC Corp.	4,400	34,660
Computer Engineering & Consulting Ltd.	27,400	170,556
eAccess Ltd.	8	5,569
Fujitsu Broad Solution & Consulting, Inc.	1,400	12,692
Information Services International-Dentsu Ltd.	16,600	118,153
ITOCHU Techno-Solutions Corp.	34,200	1,050,889
Japan Process Development Co., Ltd.	12,600	122,332
NEC Fielding Ltd.	76,200	1,187,498
Net One Systems Co., Ltd.	616	927,778
Nifty Corp.	223	197,706
Sumisho Computer Systems Corp.	33,200	550,126

		4,428,981

Technology Hardware & Equipment 1.5%
Daishinku Corp.	107,000	439,268
Furuno Electric Co., Ltd.	78,300	441,351
Hagiwara Electric Co., Ltd.	14,200	94,588
Hakuto Co., Ltd.	55,500	539,084
Hosiden Corp.	71,200	959,994
I-O Data Device, Inc.	2,900	16,135
Innotech Corp.	25,300	113,946
Japan Digital Laboratory Co., Ltd.	10,300	145,165
Katsuragawa Electric Co., Ltd.	3,000	8,895
Kitagawa Industries Co., Ltd.	9,700	132,987
Nidec-Read Corp.	2,500	33,324
Nippon Antenna Co., Ltd.	3,200	21,238
Riso Kagaku Corp.	51,500	644,090
Ryoden Trading Co., Ltd.	40,000	257,640
Ryoyo Electro Corp.	64,400	554,244
Satori Electric Co., Ltd.	10,100	69,394
Seiko Epson Corp.	39,900	596,161
Shinko Shoji Co., Ltd.	15,400	131,769
Sumida Corp.	1,300	8,670
Sun-Wa Technos Corp.	1,300	6,328
Toshiba Tec Corp.	261,000	1,219,611
Tsuzuki Densan Co., Ltd.	20,000	59,071

		6,492,953

Telecommunication Services 0.1%
Okinawa Cellular Telephone Co.	107	213,371

Transportation 0.5%
Isewan Terminal Service Co., Ltd.	58,000	263,579
Meiko Trans Co., Ltd.	25,000	254,852
Nippon Konpo Unyu Soko Co., Ltd.	105,000	1,249,405
Seino Holdings Co., Ltd.	35,000	302,567
Tokyo Kisen Co., Ltd.	1,000	5,793

		2,076,196

Utilities 0.1%
Hokuriku Gas Co., Ltd.	5,000	15,020
Keiyo Gas Co., Ltd.	49,000	242,577
Otaki Gas Co., Ltd.	14,000	79,385

		336,982

		94,417,631

Luxembourg 1.0%

Telecommunication Services 0.5%
COLT Telecom Group S.A. *	1,149,000	2,183,765

Transportation 0.5%
Stolt-Nielsen S.A.	175,283	2,290,785

		4,474,550

See financial notes 47

 Laudus Rosenberg International Small Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Malaysia 0.0%

Real Estate 0.0%
Rekapacific Berhad (a)(b)	24,000	—

Netherlands 2.2%

Capital Goods 0.1%
Imtech N.V.	7,725	197,717

Commercial & Professional Supplies 0.4%
Ballast Nedam N.V. CVA	15,484	351,224
Teleplan International N.V. *	99,301	217,516
USG People N.V. *	45,785	953,282

		1,522,022

Consumer Durables & Apparel 0.0%
Accell Group N.V.	3,624	172,966

Food, Beverage & Tobacco 0.3%
CSM	53,400	1,351,307

Materials 1.4%
James Hardie Industries N.V. CDI *	13,800	95,537
Koninklijke DSM N.V.	148,800	6,230,682

		6,326,219

Media 0.0%
DOCdata N.V.	9,279	108,697

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Fornix Biosciences N.V.	14,744	167,714

Retailing 0.0%
Macintosh Retail Group N.V.	723	14,975

		9,861,617

New Zealand 0.2%

Retailing 0.0%
Michael Hill International Ltd.	23,000	11,591

Transportation 0.2%
Air New Zealand Ltd.	738,200	643,935

		655,526

Norway 0.0%

Software & Services 0.0%
EDB Business Partner A.S.A. *	4,621	19,580

Portugal 0.8%

Banks 0.3%
Banif, SGPS, S.A. - Reg’d	726,846	1,460,349

Capital Goods 0.1%
Teixeira Duarte-Engenharia e Construcoes S.A. *	96,610	155,045

Consumer Services 0.0%
Ibersol - SGPS, S.A.	7,236	102,713

Materials 0.0%
Corticeira Amorim, S.A. *	3,256	4,710

Software & Services 0.1%
Novabase, SGPS, S.A. *	52,394	368,133

Telecommunication Services 0.3%
Sonaecom, SGPS, S.A. *	477,898	1,427,841

		3,518,791

Republic of Korea 3.3%

Automobiles & Components 0.2%
Dong Ah Tire & Rubber Co., Ltd.	25,290	166,002
Halla Climate Control Corp.	36,060	361,892
Sejong Industrial Co., Ltd.	27,260	139,411

		667,305

Banks 0.0%
Jinheung Mutual Savings Bank Co., Ltd.	38,880	159,802

Capital Goods 0.4%
Daesang Holdings Co., Ltd.	49,520	144,445
Dongbu Corp.	16,770	120,217
Doosan Corp.	5,920	445,676
Doosan Engineering & Construction Co., Ltd.	28,900	179,967
Hanjin Heavy Industries & Construction Co., Ltd.	11,760	235,496
Hanshin Construction Co., Ltd.	5,130	82,464
JS Cable Co., Ltd.	700	10,658
KCC Engineering & Construction Co., Ltd.	5,303	189,139
Kyeryong Construction Industrial Co., Ltd.	8,800	160,225
Taeyoung Engineering & Construction	16,500	81,360

		1,649,647

Consumer Durables & Apparel 0.2%
Kolon Industries, Inc.	3,890	137,839
LG Fashion Corp.	2,040	46,000
Sam Kwang Glass Ind. Co., Ltd.	1,610	54,333
Youngone Corp. *	50,072	314,902
Youngone Holdings Co., Ltd.	12,518	240,047

		793,121

Diversified Financials 0.6%
Daishin Securities Co.	60,560	828,948
Hanwha Securities Co., Ltd.	59,670	484,187
Hyundai Securities Co.	310	4,296
NH Investment & Securities Co., Ltd.	8,400	82,317
Shinyoung Securities Co., Ltd.	12,833	414,353
Tong Yang Securities, Inc.	60,000	663,454
Woori Investment & Securities Co., Ltd.	3,610	51,071

		2,528,626

Energy 0.1%
GS Holdings Corp.	3,350	92,417
SK Gas Co., Ltd.	7,615	349,729

		442,146

Food, Beverage & Tobacco 0.1%
Dongwon F&B Co., Ltd.	2,470	92,536
Muhak Co., Ltd.	1,300	5,373
Namyang Dairy Products Co., Ltd.	815	383,631
Ottogi Corp.	1,223	148,277

		629,817

48 See financial notes

 Laudus Rosenberg International Small Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.1%
Pacific Corp.	4,183	554,578

Insurance 0.0%
Korean Reinsurance Co.	4,110	41,239

Materials 1.0%
Hanwha Chemical Corp.	81,550	881,707
Isu Chemical Co., Ltd.	7,720	102,821
Kisco Corp.	2,330	92,527
KISWIRE Ltd.	8,820	314,426
Korea Zinc Co., Ltd.	4,160	616,649
KP Chemical Corp. *	64,730	413,712
KPX Holdings Corp.	1,166	55,176
Moorim Paper Co., Ltd.	9,300	92,126
SeAH Holdings Corp.	1,708	86,421
SK Chemicals Co., Ltd.	18,170	1,009,558
Unid Co., Ltd.	4,060	114,101
Young Poong Corp.	794	371,489

		4,150,713

Media 0.1%
Cheil Worldwide, Inc.	887	218,645
Daekyo Co., Ltd.	59,580	288,013

		506,658

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Boryung Pharmaceutical Co., Ltd.	2,840	109,817
Daewoong Co., Ltd.	8,510	167,454
Green Cross Holdings Corp.	126	9,052
Jeil Pharmaceutical Co.	8,930	76,169
Kwang Dong Pharmaceutical Co., Ltd.	72,890	188,556

		551,048

Retailing 0.1%
CJ O Shopping Co., Ltd.	2,880	199,038
Daegu Department Store Co., Ltd.	9,310	98,898
GS Home Shopping, Inc.	3,840	232,241
GwangjuShinsegae Co., Ltd.	443	45,139

		575,316

Technology Hardware & Equipment 0.0%
Daeduck GDS Co., Ltd.	1,640	15,959
People & Telecommunication	9,607	93,484

		109,443

Telecommunication Services 0.2%
LG Dacom Corp.	38,930	659,299

Transportation 0.0%
Sebang Co., Ltd.	14,410	171,979

Utilities 0.1%
E1 Corp.	1,527	91,825
KyungDong City Gas Co., Ltd.	910	38,118
Seoul City Gas Co., Ltd.	2,025	115,275
YESCO Co., Ltd.	7,140	160,378

		405,596

		14,596,333

Singapore 0.9%

Capital Goods 0.3%
Gallant Venture Ltd. *	166,000	43,343
Haw Par Corp., Ltd.	164,000	669,693
Hi-P International Ltd.	337,000	170,392
Hong Leong Asia Ltd.	117,000	177,311
Low Keng Huat (Singapore) Ltd.	378,000	98,690

		1,159,429

Diversified Financials 0.3%
Hong Leong Finance Ltd.	87,000	166,404
Kim Eng Holdings Ltd.	352,513	498,907
UOB-Kay Hian Holdings Ltd.	527,850	564,309

		1,229,620

Food, Beverage & Tobacco 0.1%
Cerebos Pacific Ltd.	27,000	63,295
People’s Food Holdings Ltd.	800,000	429,247

		492,542

Real Estate 0.2%
Mapletree Logistics Trust	445,000	242,238
Singapore Land Ltd.	9,000	34,496
Soilbuild Group Holdings Ltd.	228,000	147,400
Starhill Global REIT	57,000	24,228
UOL Group Ltd.	249,000	604,810
Wheelock Properties (S) Ltd.	31,000	38,528

		1,091,700

Retailing 0.0%
Metro Holdings Ltd.	306,000	156,847

Technology Hardware & Equipment 0.0%
ECS Holdings Ltd.	61,000	22,085
Elec & Eltek International Co., Ltd.	12,000	18,799

		40,884

		4,171,022

Spain 2.9%

Banks 0.5%
Bankinter S.A.	159,163	2,012,773

Capital Goods 1.7%
Construcciones y Auxiliar de Ferrocarriles S.A.	7,414	3,785,857
Fomento de Construcciones y Contratas S.A.	81,200	3,809,818

		7,595,675

Insurance 0.5%
Grupo Catalana Occidente S.A.	78,104	1,916,763

Materials 0.2%
Miquel y Costas & Miquel S.A.	40,750	960,512

Software & Services 0.0%
Tecnocom, Telecomunicaciones y Energia S.A. *	31,188	154,647

		12,640,370

Sweden 1.7%

Capital Goods 0.5%
NCC AB, B Shares	136,076	2,079,162

Commercial & Professional Supplies 0.0%
Proffice AB, B Shares *	44,049	136,937

Consumer Services 0.3%
Eniro AB *	187,059	981,299

See financial notes 49

 Laudus Rosenberg International Small Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SkiStar AB	17,070	308,469

		1,289,768

Materials 0.3%
Boliden AB	120,448	1,299,555

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biotage AB	178,800	178,423

Real Estate 0.1%
Klovern AB	58,867	188,736

Retailing 0.0%
Bilia AB, A Shares *	15,750	119,961

Software & Services 0.2%
Addnode AB	34,730	106,838
Industrial & Financial Systems AB, B Shares	23,779	214,290
Know IT AB	34,319	224,129
LBI International AB *	5,753	12,310
ProAct IT Group AB	30,000	282,265

		839,832

Technology Hardware & Equipment 0.3%
Micronic Laser Systems AB *	294,000	535,170
Nolato AB, Class B	80,049	630,196

		1,165,366

Transportation 0.0%
SAS AB *	65,947	46,932

		7,344,672

Switzerland 7.9%

Banks 0.9%
Banque Cantonale de Geneve	1,245	288,369
Banque Cantonale Vaudoise - Reg’d	8,384	3,456,909

		3,745,278

Capital Goods 0.3%
OC Oerlikon Corp. AG - Reg’d *	7,981	651,636
Swisslog Holding AG - Reg’d	643,677	585,719

		1,237,355

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d	17,096	910,470

Consumer Durables & Apparel 0.3%
AFG Arbonia-Forster Holding AG *	7,369	160,444
Forbo Holding AG - Reg’d *	4,073	1,103,231

		1,263,675

Consumer Services 0.9%
Kuoni Reisen Holding AG - Reg’d	11,100	4,124,643

Diversified Financials 0.1%
Compagnie Financiere Tradition S.A.	1,917	244,964

Insurance 3.2%
Baloise Holding AG - Reg’d	76,737	7,351,358
Helvetia Holding AG - Reg’d	377	126,677
Swiss Life Holding - Reg’d *	55,600	6,605,051

		14,083,086

Materials 1.1%
Clariant AG - Reg’d *	518,000	4,723,585
CPH Chemie & Papier Holding AG - Reg’d	102	187,002
Swissmetal Holding AG *	623	7,837

		4,918,424

Real Estate 0.0%
Zueblin Immobilien Holding AG - Reg’d *	7,300	34,757

Retailing 0.2%
Bossard Holding AG	7,863	476,400
Charles Vogele Holding AG *	1,510	66,433
Valora Holding AG - Reg’d	2,184	519,682

		1,062,515

Technology Hardware & Equipment 0.7%
Ascom Holding AG - Reg’d *	164,877	2,025,076
Inficon Holding AG - Reg’d	6,490	786,807
Kudelski S.A.	7,547	175,721

		2,987,604

		34,612,771

United Kingdom 17.5%

Capital Goods 2.7%
Balfour Beatty plc	560,160	2,892,373
Carillion plc	263,962	1,164,299
Carr’s Milling Industries plc	27,358	189,001
Galliford Try plc	1,167,347	1,092,076
Hampson Industries plc	10,690	12,444
Kier Group plc	21,132	401,585
Morgan Sindall plc	204,602	2,177,428
Qinetiq Group plc	1,598,309	3,603,964
Travis Perkins plc	17,274	230,553

		11,763,723

Commercial & Professional Supplies 0.0%
Hogg Robinson Group plc	212,677	121,584

Consumer Durables & Apparel 1.0%
Barratt Developments plc *	783,000	3,082,697
Bellway plc	93,911	1,250,159

		4,332,856

Consumer Services 1.1%
Millennium & Copthorne Hotels plc	127,973	762,224
Thomas Cook Group plc	1,104,100	4,108,740

		4,870,964

Diversified Financials 1.2%
Close Brothers Group plc	64,819	825,831
Investec plc	623,889	4,580,316

		5,406,147

Food, Beverage & Tobacco 0.8%
Britvic plc	654,000	3,688,844

Household & Personal Products 0.0%
Fiberweb plc	127,194	150,639

Insurance 0.8%
Beazley plc	8,176	15,462
Hardy Underwriting Bermuda Ltd.	237,099	1,162,351
Novae Group plc	15,977	86,838
Old Mutual plc	1,238,774	1,985,349

		3,250,000

Materials 0.8%
DS Smith plc	287,249	492,133

50 See financial notes

 Laudus Rosenberg International Small Capitalization Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mondi plc	569,263	2,820,793

		3,312,926

Media 0.6%
4imprint plc	91,150	160,310
Aegis Group plc	902,599	1,618,354
Chime Communications plc	193,039	555,430
Creston plc	288,000	347,710

		2,681,804

Retailing 3.3%
Debenhams plc	2,376,917	2,894,331
GAME GROUP plc	19,028	48,689
Home Retail Group plc	1,100,000	4,791,209
Next plc	228,000	6,542,859
Woolworths Group plc (a)(b)*	1,644,060	—

		14,277,088

Software & Services 2.4%
Computacenter plc	486,681	2,493,954
Logica plc	3,511,649	7,326,781
The Sage Group plc	229,903	859,866

		10,680,601

Technology Hardware & Equipment 0.1%
Dialight plc	19,573	50,850
Oxford Instruments plc	58,450	187,291
Vislink plc	756,000	302,100

		540,241

Transportation 2.7%
Arriva plc	559,076	4,482,434
Braemar Shipping Services plc	64,440	401,132
Clarkson plc	14,765	201,869
EasyJet plc *	248,265	1,506,555
FirstGroup plc	800,506	5,304,061

		11,896,051

		76,973,468

Total Common Stock (Cost $390,642,867)		424,266,137

Preferred Stock 0.3% of net assets

Germany 0.3%
Draegerwerk AG & Co. KGAA	5,335	204,179
Jungheinrich AG	48,245	964,555
Sanacorp Pharmaholding AG	200	5,201

Total Preferred Stock (Cost $1,444,949)		1,173,935

Rights 0.0% of net assets

Australia 0.0%
AWB (a)	247,300	59,996
Sigma Pharmaceuticals (a)	345,733	13,725

		73,721

Portugal 0.0%
Banif, SGPS, SA *	590,685	63,100

Total Rights (Cost $—)		136,821

Other Investment Company 2.2% of net assets

United States 2.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	9,683,085	9,683,085

Total Other Investment Company (Cost $9,683,085)		9,683,085

End of Investments.

At 09/30/09, the tax basis cost of the fund’s investments was $404,394,373 and the unrealized appreciation and depreciation were $68,557,480 and ($37,691,875), respectively, with a net unrealized appreciation of $30,865,605.

At 09/30/09, the values of certain foreign securities held by the fund aggregating $393,118,249 were adjusted from their closing market values following the guidelines adopted by the fund’s board of trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

CDI	— CHESS Depositary Interest
CVA	— Dutch Certificate
Reg’d	— Registered
REIT	— Real Estate Investment Trust
TAN	— Tax anticipation note

See financial notes 51

 Laudus Rosenberg International Small Capitalization Fund

Statement of
Assets and Liabilities
As of September 30, 2009; unaudited.

Assets
Investments, at value (cost $401,770,901)		$435,259,978
Foreign currency, at value (cost $2,419,102)		2,426,439
Receivables:
Investments sold		3,645,102
Dividends		1,120,404
Foreign tax reclaims		488,426
Fund shares sold		192,184
Interest		1,963
Prepaid expenses	+	24,837

Total assets		443,159,333

Liabilities
Payables:
Investments bought		2,469,072
Fund shares redeemed		418,265
Distribution and shareholder services fees		265,666
Trustee’s retirement plan		40,445
Investment adviser fees		36,028
Accrued expenses	+	154,352

Total liabilities		3,383,828

Net Assets
Total assets		443,159,333
Total liabilities	—	3,383,828

Net assets		$439,775,505
Net Assets by Source
Capital received from investors		815,829,053
Net investment income not yet distributed		4,784,335
Net realized capital losses		(414,387,208)
Net unrealized capital gains		33,549,325

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$182,457,200		15,535,562		$11.74
Select Shares	$257,318,305		21,648,182		$11.89

52 See financial notes

 Laudus Rosenberg International Small Capitalization Fund

Statement of
Operations
For April 1, 2009 through September 30, 2009; unaudited.

Investment Income
Dividends (net of foreign withholding taxes of $776,182)		$7,336,734
Interest	+	15,838

Total investment income		7,352,572

Expenses
Investment adviser fees		2,020,561
Distribution and shareholder services fees (Investor Shares)		214,866
Custodian fees		178,224
Sub-Accounting fees (Investor Shares)		128,920
Transfer agent fees		63,124
Accounting and administration fees		54,088
Professional fees		37,323
Shareholder reports		34,138
Registration fees		18,922
Trustees’ fees		13,352
Interest expense		435
Other expenses	+	79,664

Total expenses		2,843,617

Realized and Unrealized Gains and Losses
Net realized losses on investments		(49,680,958)
Net realized gains on foreign currency transactions	+	596,659

Net realized losses		(49,084,299)
Net unrealized gains on investments		207,278,992
Net unrealized gains on foreign currency translations	+	135,096

Net unrealized gains		207,414,088

Increase (Decrease) in Net Assets from Operations
Total investment income		7,352,572
Net expenses	—	2,843,617

Net investment income		4,508,955
Net realized losses		(49,084,299)
Net unrealized gains	+	207,414,088

Increase in net assets from operations		$162,838,744

See financial notes 53

 Laudus Rosenberg International Small Capitalization Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

		4/1/09-9/30/09	4/1/08-3/31/09
Net investment income		$4,508,955	$16,288,981
Net realized losses		(49,084,299)	(287,264,910)
Net unrealized gains (losses)	+	207,414,088	(218,098,910)

Increase (Decrease) in net assets from operations		162,838,744	(489,074,839)

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	4,469,511
Select Shares	+	26	7,704,614

Total distributions from net investment income		$26	$12,174,125

Transactions in Fund Shares[1]

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		235,010	$2,328,715	513,126	$6,697,143
Select Shares	+	1,913,154	20,019,485	5,524,993	71,369,166

Total shares sold		2,148,164	$22,348,200	6,038,119	$78,066,309

Shares Reinvested
Investor Shares		—	$—	416,709	$3,817,051
Select Shares	+	3	26	733,865	6,788,252

Total shares reinvested		3	$26	1,150,574	$10,605,303

Shares Redeemed
Investor Shares		(3,653,712)	($36,637,083)	(13,266,975)	($162,910,757)
Select Shares	+	(5,181,432)	(52,372,359)	(17,446,448)	(217,326,237)

Total shares redeemed		(8,835,144)	($89,009,442)	(30,713,423)	($380,236,994)

Net transactions in fund shares		(6,686,977)	($66,661,216)	(23,524,730)	($291,565,382)

Shares Outstanding and Net Assets

		4/1/09-9/30/09		4/1/08-3/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,870,721	$343,598,003	67,395,451	$1,136,412,349
Total increase or decrease	+	(6,686,977)	96,177,502	(23,524,730)	(792,814,346)

End of period		37,183,744	$439,775,505	43,870,721	$343,598,003

Net investment income not yet distributed			$4,784,335		$275,406

1 Effective July 31, 2008, the Institutional Shares were redesignated as Select Shares.

54 See financial notes

 Laudus Rosenberg International Equity Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the Laudus Rosenberg Funds in this report is a series of Laudus Trust (the “Trust”), an open-end management investment company. The Trust was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the Funds in the Trust including the Funds discussed in this report, which are highlighted (individually each such highlighted portfolio, a “Fund” and collectively, the “Funds”):

Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Discovery Fund
Laudus Rosenberg International Small Capitalization Fund
 Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Value Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Fund
Laudus Rosenberg Long/Short Equity Fund	Laudus Mondrian International Equity Fund
Laudus Mondrian Global Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund
Laudus Growth Investors U.S. Large Cap Growth Fund

As of May 31, 2007, the Laudus Rosenberg International Small Capitalization Fund closed to all investors, except the Fund will continue to offer shares to certain qualified retirement plans and through reinvestment of dividends and capital gains. As of August 12, 2009, the Laudus Rosenberg International Equity Fund closed to new investors.

Each Fund is authorized to issue an unlimited number of Investor Shares and Select Shares of no par value. Each class of shares generally has identical rights and preferences, except that each class is subject to different eligibility conditions, bear different distribution and sub-transfer agent expenses, and separate voting rights on matters pertaining solely to that class of shares.

Each Fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its accounts, each Fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the Funds used in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation

The Funds value the securities in their portfolios every business day. The Funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the Funds calculate net asset value: valued at fair value, as determined in good faith by the Funds’ investment adviser using guidelines adopted by the Funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that may occur between the close of foreign exchange and the time at which Funds’ shares are priced. The Board of Trustees regularly reviews fair value determinations made by the Funds pursuant to the procedures.

•	Short-term debt securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by those Funds in accordance with the 1940 Act for a given day.

The Funds’ Fair Value Measurements and Disclosures define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles and expand disclosures about fair value measurements.

 55

 Laudus Rosenberg International Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

In addition, the Funds adopted the disclosures for determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. These disclosures provide additional guidance for estimating fair value in accordance with the fair value measurements when the volume and level of activity for the asset or liability have significantly decreased.

Various inputs are used in determining the value of the Funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2009:

Laudus Rosenberg International Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$53,465,195	$—	$53,465,195
Japan
Automobiles & Components	397,705	960,414	—	1,358,119
Rights(a)	10,799	—	—	10,799
Other Investment Company(a)	194,737	—	—	194,737

Total	$603,241	$54,425,609	$—	$55,028,850

56

 Laudus Rosenberg International Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Laudus Rosenberg International Discovery Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$284,996,274	$—	$284,996,274
Argentina(a)	526,071	—	—	526,071
Brazil(a)	3,684,671	—	—	3,684,671
Canada(a)	18,826,873	—	—	18,826,873
Chile(a)	4,520,260	—	—	4,520,260
Columbia(a)	412,128		—	412,128
Mexico(a)	3,677,316	—	—	3,677,316
Peru(a)	186,613	—	—	186,613
Russia(a)	1,613,700	—	—	1,613,700
Preferred Stock(a)	5,654,465	—	—	5,654,465
Other Investment Company(a)	6,208,491	—	—	6,208,491

Total	$45,310,588	$284,996,274	$—	$330,306,862

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Change in
	Balance as of	Accrued		Unrealized	Net	Net	Balance as of
	March 31,	Discounts	Realized	Appreciation	Purchases	Transfers in	September 30,
Investments in Securities	2009	(Premiums)	Gain (Loss)	(Depreciation)	(Sales)	and/or out	2009

Common Stock
Republic of Korea
Materials	$825,415	$—	$995,435	$578,290	($1,936,361)	($462,779)	$—
Rights
Finland	5,566	—	(4,040)	(5,566)	4,040	—	—
Malaysia	69,818	—	65,154	(69,818)	(65,154)	—	—

	$900,799	$—	$1,056,549	$502,906	($1,997,475)	($462,779)	$—

Laudus Rosenberg International Small Capitalization Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$342,561,879	$—	$342,561,879
Australia
Telecommunication Services	2,963	459,149	—	462,112
Austria(a)	13,346	—	—	13,346
Belgium(a)	12,766	—	—	12,766
Canada(a)	29,531,172	—	—	29,531,172
France(a)	40,104	1,507,238	—	1,547,342
Germany
Transportation	293,396	147,780	—	441,176

 57

 Laudus Rosenberg International Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Hong Kong
Diversified Financials	416,155	220,054	—	636,209
Retailing	268,597	632,490	—	901,087
Telecommunication Services	224,940	383,534	—	608,474
Japan
Capital Goods	334,429	15,537,893	—	15,872,322
Commercial & Professional Supplies	48,426	895,354	—	943,780
Consumer Durables & Apparel	105,208	7,094,027	—	7,199,235
Consumer Services	51,935	1,474,684	—	1,526,619
Materials	3,509	5,572,821	—	5,576,330
Media	275,218	2,347,707	—	2,622,925
Retailing	90,203	9,931,736	—	10,021,939
Transportation	5,793	2,070,403	—	2,076,196
Utilities	79,385	257,597	—	336,982
Republic of Korea
Consumer Durables & Apparel	314,902	478,219	—	793,121
Singapore
Technology Hardware & Equipment	22,085	18,799	—	40,884
United Kingdom
Technology Hardware & Equipment	187,291	352,950	—	540,241
Preferred Stock(a)	—	1,173,935	—	1,173,935
Rights
Australia	—	—	73,721	73,721
Portugal	63,100	—	—	63,100
Other Investment Company(a)	9,683,085	—	—	9,683,085

Total	$42,068,008	$393,118,249	$73,721	$435,259,978

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Change in
	Balance as of	Accrued		Unrealized	Net	Net	Balance as of
	March 31,	Discounts	Realized	Appreciation	Purchases	Transfers in	September 30,
Investments in Securities	2009	(Premiums)	Gain (Loss)	(Depreciation)	(Sales)	and/or out	2009

Common Stock
France
Software & Services	$98,649	$—	($163,983)	$180,314	($114,980)	$—	$—
Japan
Commercial & Professional Supplies	38,541	—	—	9,885	—	(48,426)	—

58

 Laudus Rosenberg International Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

				Change in
	Balance as of	Accrued		Unrealized	Net	Net	Balance as of
	March 31,	Discounts	Realized	Appreciation	Purchases	Transfers in	September 30,
Investments in Securities	2009	(Premiums)	Gain (Loss)	(Depreciation)	(Sales)	and/or out	2009

Rights
Australia	$2,258	$—	$—	($2,258)	$—	$—	$—
	—	—	—	13,725	—	—	13,725
	—	—	—	59,996	—	—	59,996

	$139,448	$—	($163,983)	$261,662	($114,980)	($48,426)	$73,721

*	The fund had no Other Financial Instruments.
(a)	as categorized in Portfolio Holdings

(b) Portfolio Investments:

Derivatives: The Funds may enter into futures contracts for risk management purpose. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contact may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a Fund to close out a position in a future contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a Fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a Fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.

The Funds may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the Funds’ financial statements. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the Funds could sustain a loss.

Real Estate Investment Trusts: Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Repurchase Agreements: The Funds may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The Funds’ repurchase agreements are fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the Funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Securities Lending: Under the Securities Lending Program, securities held by the Funds may be loaned by State Street Corporation, as agent, to certain brokers (the “Borrowers”). The Borrowers provide cash or U.S. government securities as collateral against loans in an amount at least equal to 100% of the market value of the loaned securities. There were no securities on loan as of September 30, 2009.

The cash collateral of securities loaned is invested in high quality, short-term investments such as money market funds and U.S. government securities. The investments of collateral are marked-to-market daily and the value of the collateral must be at least 100% of the market value of the loan securities each day.

 59

 Laudus Rosenberg International Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuation in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the Funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a Fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A Fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the Funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a Fund or a class within the trust are charged directly to that Fund or class. Expenses that are common to all Funds within the trust generally are allocated among the Funds in proportion to their average daily net assets.

For Funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The Funds make distributions from net investment income and net realized capital gains once a year, if any.

(g) Custody Credit

Certain Funds have an arrangement with their custodian bank, State Street Corp., under which the Fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the Funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The Funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the Funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a Fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts with their

60

 Laudus Rosenberg International Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

(k) Codification and Hierarchy of Generally Accepted Accounting Principles:

As of September 30, 2009, the Funds adopted the Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of the Hierarchy of Generally Accepted Accounting Principles and establishes the “Accounting Standards Codification” (“Codification”) as the source of authoritative accounting principles to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles in the United States. All guidance contained in the Codification carries an equal level of authority. The Codification and the Hierarchy of Generally Accepted Accounting Principles is effective for financial statements issued for interim and annual periods ending after September 15, 2009. On the effective date, the Codification should supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. The adoption of the Codification does not have a significant impact on the Fund’s financial statements.

3. Risk factors:

Investing in the Funds may involve certain risks, as described in the Funds’ prospectus, including, but not limited to, those described below:

An investment in any of the Funds involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting a Fund’s portfolio. These types of risks may be greater with respect to investments in securities of foreign issuers. Investments in shares of the Funds are, like an investment in common stocks, more volatile and risky than some other forms of investment. This risk is significant for all Funds.

Stocks of large-size companies tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments — bonds or stocks of mid- or small-size companies, for instance — the Fund’s performance also will lag those investments.

A Fund may also be subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees. In addition, small and mid cap stocks tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments — bonds or stocks of large-size companies, for instance — the Fund’s performance also will lag those investments.

Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

4. Affiliates and Affiliated Transactions:

The Trust’s Board of Trustees oversees the general conduct of the Trust and the Funds.

Charles Schwab Investment Management, Inc. (“CSIM” or the “Investment Adviser”) is the investment adviser of the Funds and manages the Funds’ business, subject to the supervision of the Board of Trustees. AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), the Funds’ sub-adviser, provides day-to-day portfolio management services to the Funds, subject to the supervision of CSIM.

 61

 Laudus Rosenberg International Equity Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory services to each Fund, CSIM is entitled to receive an annual fee, payable monthly, based on the Funds’ average daily net assets described as follows.

	Laudus Rosenberg	Laudus Rosenberg
	International	International
Average daily net assets	Equity Fund	Discovery Funds

First $1 billion	0.85%	1.00%
$1 billion to $2 billion	0.80%	0.95%
Over $2 billion	0.775%	0.95%

Laudus Rosenberg
International Small
Capitalization Fund

First $500 million	1.00%
Over $500 million	0.95%

CSIM (not the Funds) pays a portion of the management fees it receives to AXA Rosenberg in return for its services.

CSIM has contractually agreed, until at least July 30, 2011, to waive a portion of its management fee and bear certain expenses of each Fund. As such, CSIM further agrees to reimburse the Funds to limit the annual expenses, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest (overdraft charges), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business as follows:

	Investor Shares	Select Shares

Laudus Rosenberg International Equity Fund	1.40%	1.12%
Laudus Rosenberg International Discovery Fund	1.65%	1.35%
Laudus Rosenberg International Small Capitalization Fund	1.79%	1.49%

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the Funds’ net expenses to exceed the current limit (as stated in CSIM’s contractual undertaking) during the respective year. As of September 30, 2009, the balance of recoupable expenses is as follows:

	Laudus Rosenberg	Laudus Rosenberg	Laudus Rosenberg
	International	International	International Small
Expire	Equity Fund	Discovery Fund	Capitalization Fund

2010	$—	$196,269	$—
2011	145,842	516,875	—
2012	87,037	334,445	—

The Funds may, from time to time, execute portfolio trades with affiliated brokers/dealers. For the period ended September 30, 2009, the Funds paid no brokerage fees on the execution of portfolio trades with affiliated brokers/dealers.

5. Other Shareholders Services:

Boston Financial Data Services, Inc. (BFDS) provides the transfer agent services to the Funds, and receives transfer agent fees from the Funds as shown in the Statement of Operations.

The Trust has a Distribution and Shareholder Service Plan with respect to its Investor Shares pursuant to Rule 12b-1 under the 1940 Act. The Investor Shares of the Funds are sold on a continuous basis by the Trust’s distributor — ALPS Distributors, Inc. Under the Distribution and Shareholder Services Plan, the Funds pay distribution and shareholder servicing fees in connection with the sale and servicing of the Investor Shares. The annual Distribution and Shareholder Service Fee consists of up to 0.25% of the respective average daily net assets of the Investor Shares. In addition, the Trustees have authorized each Fund to pay up to 0.15% of its average daily net assets attributable to Investor Shares for sub-transfer agent and sub-accounting services in connection with such shares.

62

 Laudus Rosenberg International Equity Funds

Financial Notes, unaudited (continued)

6. Board of Trustees:

Trustees may include people who are officers and/or directors of other fund families affiliated to the investment adviser. Federal securities law limits the percentage of the “interested persons” who may serve on a trust’s board, and the Laudus Funds are in compliance with these limitations. The Funds did not pay any of the interested persons for their services as trustees, but did pay non-interested persons (Independent Trustees), as noted in each Fund’s Statement of Operations.

Until September 2006, a Retirement Plan existed for the Independent Trustees. After the termination of the Retirement Plan, the previously accrued and unpaid benefits continue to be adjusted by performance of the Funds. As a result, the amount of the Retirement Payable to any Independent Trustee may increase or decrease based on the performance of the Funds.

7. Borrowing from Banks:

The Laudus Rosenberg International Equity Fund, Laudus Rosenberg International Discovery Fund and Laudus Rosenberg International Small Capitalization Fund have access to custodian overdraft facilities and to an uncommitted line of credit up to a maximum of $100,000,000, as established by State Street Corporation. Interest is calculated based on the market rates at the time of borrowing.

There were no borrowings from the line of credit by the Funds during the period. However, the Funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales of Investment Securities:

For the period ended September 30, 2009, purchases and sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales

Laudus Rosenberg International Equity Fund	$28,802,702	$29,561,729
Laudus Rosenberg International Discovery Fund	195,105,553	185,659,178
Laudus Rosenberg International Small Capitalization Fund	219,114,430	281,470,043

9. Redemption Fee:

The Funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior report period are:

	Current Period	Prior Period
	(4/1/09-9/30/09)	(4/1/08-3/31/09)

Laudus Rosenberg International Equity Fund	$—	$2,414
Laudus Rosenberg International Discovery Fund	3,909	17,228
Laudus Rosenberg International Small Capitalization Fund	261	953

10. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2009, the Funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Laudus Rosenberg	Laudus Rosenberg	Laudus Rosenberg
	International	International	International Small
Expiration date	Equity Fund	Discovery Fund	Capitalization Fund

March 31, 2017	$13,664,040	$61,437,260	$151,052,643

 63

 Laudus Rosenberg International Equity Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2009 the Funds had aggregate deferred realized net capital losses and capital losses utilized as follows:

	Laudus Rosenberg	Laudus Rosenberg	Laudus Rosenberg
	International	International	International Small
	Equity Fund	Discovery Fund	Capitalization Fund

Capital losses deferred	$19,176,919	$86,808,240	$211,022,483
Currency losses deferred	—	—	—
Capital losses utilized	—	—	—

As of March 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2009, the Funds did not incur any interest or penalties.

11. Subsequent Events:

At a meeting held on July 30, 2009, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization that would provide for the reorganization of the Laudus Rosenberg International Equity Fund into the Schwab International Core Equity Fund. The Reorganization is expected to occur following the close of business on December 3, 2009 if it is approved by shareholders of the Fund at the special meeting currently scheduled for November 19, 2009. Other than what is listed above as of November 13, 2009, the date the financial statements were available to be issued, no other subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

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Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Laudus Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the subadvisory agreements among the Trust, CSIM and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) (such investment advisory agreements and sub-advisory agreements, collectively, the “Agreements”) with respect to certain Funds in the Trust, including Laudus Rosenberg International Equity Fund, Laudus Rosenberg International Discovery Fund and Laudus Rosenberg International Small Capitalization Fund (the “Funds”). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and AXA Rosenberg, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and AXA Rosenberg, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to AXA Rosenberg seeking certain relevant information. The responses by CSIM and AXA Rosenberg are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements at a meeting held on September 17, 2009, and approved the renewal of the Agreements for an additional one year term. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates, and AXA Rosenberg, dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of AXA Rosenberg; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by AXA Rosenberg to the Funds and the resources it dedicates to the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and AXA Rosenberg to the Funds and the resources of CSIM and its affiliates and the resources of AXA Rosenberg

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dedicated to the Funds supported renewal of the Agreements with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered each Fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund, whether, irrespective of relative performance, AXA Rosenberg’s absolute performance was consistent with expectations for its unique quantitative investment methodology and the appropriateness of the benchmark used to compare the performance of each Fund. The Board considered the pending reorganization of Laudus Rosenberg International Equity Fund into the Schwab Core Equity Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and AXA Rosenberg to other mutual funds and to other types of accounts, such as separate accounts and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to AXA Rosenberg, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and AXA Rosenberg from their relationships with the Funds, such as whether, by virtue of their management of the Funds, CSIM or AXA Rosenberg obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and AXA Rosenberg, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and AXA Rosenberg, and their respective affiliates. The Board further considered the revised sub-advisory fee schedules approved by the Board in March (as discussed below). With respect to the profitability of AXA Rosenberg, the Board also considered that AXA Rosenberg is compensated by CSIM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and AXA Rosenberg is reasonable and supported renewal of the Agreements with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that, for all Funds, include lower fees at higher graduated asset levels, and AXA Rosenberg’s agreement to contractual sub-advisory fee schedules that, for all Funds other than Laudus Rosenberg International Discovery Fund, include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the

66

Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Additionally, the Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of amended and restated sub-advisory agreements (“Amended Sub-Advisory Agreements”) among the Trust, CSIM and AXA with respect to all Funds, at a meeting held on February 27, 2009. The Amended Sub-Advisory Agreements, effective April 1, 2009, simplify the average daily net assets over which the base subadvisory fee is calculated but do not have any impact on the overall management fees paid by the Funds. The Board’s approval of the Amended Sub-Advisory Agreements was based on their review in preparation for and at such meeting, of detailed information with regard to the proposed changes and the consideration and evaluation of a variety of specific factors considered by the Board at the September 15, 2008. For a detailed summary of the factors considered by the Board at the September 15, 2008 meeting, please refer to the Funds’ semi-annual report dated September 30, 2008.

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Trustees and Officers

The tables below provide information about the trustees and officers for the Laudus Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, and Laudus Institutional Trust. As of September 30, 2009, the Fund Complex included 81 funds.

At a meeting of the Board held on September 28-29, 2006, the Trustees voted to adopt a retirement policy for all independent trustees that requires an independent trustee to retire no later than December 31st of the year in which he or she reaches age seventy-two. At a meeting of the Board held on September 17, 2009, the Trustees voted to amend the retirement policy for all independent trustees to require that an independent trustee retire no later than December 31st of the year during which he or she reaches seventy-two years of age, or his or her twentieth year of service as independent trustee of the Laudus Funds, whichever comes first. In addition, the Laudus Funds retirement policy requires any independent trustee of the Funds who also serves as an independent trustee of the Schwab Funds to retire from the Board of the Laudus Funds upon their required retirement date from either the Boards of the Schwab Funds or the Laudus Funds, whichever comes first.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-866-452-8387.

 Independent Trustees

Name, Address[1]		Number of
and Year of Birth;		Portfolios in
(Term of Office, and	Principal Occupation(s)	Fund Complex
Length of Time Served2)	During the Past Five Years	Overseen	Other Directorships Held by Trustee

Mariann Byerwalter[3] 1960 (1/04-present)	Chairman of JDN Corporate Advisory LLC.	81	Board 1—Director, Redwood Trust, Inc. (mortgage finance).

William A. Hasler[3] 1941 (1/04-present)	Retired. Dean Emeritus of the Haas School of Business at the University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	81	Board 1—Director, Mission West Properties (commercial real estate).
Board 2—Director, TOUSA (home building).
Board 3—Director, Harris-Stratex Networks (a network equipment corporation).
Board 4—Director, Globalstar, Inc. (telecommunications) .
			Board 5—Director, Ditech Networks (voice communication technology).

Nils H. Hakansson[3] 1937 (3/90-present)	Sylvan C. Coleman Professor of Finance and Accounting, Emeritus, Haas School of Business, University of California, Berkeley (since 2003). Mr. Hakansson was also a Professor of Finance and Accounting, Haas School of Business, University of California, Berkeley (July 1969 to January 2003).	15	None

68

 Interested Trustees

Name, Address[1]		Number of
and Year of Birth;		Portfolios in Fund
(Term of Office,and	Principal Occupation(s)	Complex Overseen
Length of Time Served2)	During the Past Five Years	by the Trustee	Other Directorships Held by Trustee

Randall W. Merk 1954 Trustee (6/06-present)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co. Inc.; Executive Vice President, Charles Schwab & Co. Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. and Schwab Funds (2007-present); President and Chief Executive Officer, Schwab ETFs; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.	15	None

 Officers

Name, Address[4]
and Year of Birth;
(Term of Office[5], and
Length of Time Served)	Position with the Trust	Principal Occupation During Past Five Years

Jeffrey Mortimer 1963 (3/08-present, President and CEO) (6/04-present, CIO)	President, Chief Executive Officer, and Chief Investment Officer	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc., Schwab Funds and Schwab ETFs. Prior to May 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

George Pereira 1964 (6/06-present)	Treasurer and Chief Financial Officer	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Treasurer and Principal Financial Officer, Schwab Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds, PLC and Charles Schwab Asset Management (Ireland) Ltd. Through June 2007, Chief Financial Officer, Mutual Fund Division, UST Advisers, Inc., and Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Trust Inc.; From 12/99 to 11/04: Senior Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Catherine MacGregor 1964 (12/05-present)	Chief Legal Officer, Vice President and Clerk	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.; Vice President, Schwab Funds and Schwab ETFs; until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Daniel Kern 1961 (3/05-present)	Vice President	Vice President, Investment Management Services. Until September 2005, Assistant Treasurer, Laudus Trust and Laudus Variable Insurance Trust. Until December 2004, Vice President, Internal Audit, Charles Schwab Corporation.

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 Officers (continued)

Name, Address[4]
and Year of Birth;
(Term of Office[5], and
Length of Time Served)	Position with the Trust	Principal Occupation During Past Five Years

Michael Haydel 1972 (6/05-present)	Vice President	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	The mailing address of each of the Trustees is c/o Laudus Trust, 211 Main Street, San Francisco, CA 94105.
[2]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed.
[3]	Member of the Audit Committee.
[4]	The mailing address of each of the Officers is c/o Laudus Trust, 211 Main Street, San Francisco, CA 94105.
[5]	There is no stated term of office for the officers of the Trust.

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Glossary

90 Day T-bill is a short-term discounted, government debt instrument of 90 days or less, issued in $10,000 denominations that pay its face value at maturity. The government issues Treasury bills weekly.

Alpha is a measure of a fund’s risk adjusted return. Alpha can be used to directly measure the value added or subtracted by a fund’s manager. It is calculated by measuring the difference between a fund’s actual returns and its expected performance given its level of market risk as measured by beta.

Beta is a measure of the volatility of a stock relative to the overall market. A beta of less than one indicates lower historical risk than the market; a beta of more than one indicates higher historical risk than the market.

GDP, or Gross Domestic Product, is the market value of the goods and services produced by labor and property in the United States.

Modified Duration expresses the measurable change in the value of a security in response to a change in interest rates. The formula calculates the effect that a 1% change in interest rates will have on the price of a bond.

The MSCI EAFE Index® (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Price to cash flow ratio is the price of a stock divided by its reported cash flow per share.

Relative strength is the rate that a stock falls relative to other stocks in a falling market or rises relative to other stocks in a rising market.

Return on equity represents the amount earned on a company’s common stock investment for a given period, calculated by dividing common stock equity into net income for the period after preferred stock dividends but before common stock dividends.

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower valuation ratios such as price-to-book and price-to-earnings ratios.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and represents approximately 16% of the total market capitalization of the Russell 3000® Index.

The Russell 2500tm Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, and represents approximately 16% of the total market capitalization of the Russell 3000® Index.

The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

The Russell 3000® Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

The S&P Developed ex US SmallCap Index is a float-adjusted index which measures the performance of small companies (approximately the bottom 15% by market capitalization) in 25 developed equity markets.

The S&P Global ex US Broad Market Index (BMI) $2-$10 Billion Cap Range is an absolute size benchmark that divides the investable region into capitalization bands of between $2 billion and $10 billion. It is a subset of the Broad Market Index (BMI), which includes companies in approximately 52 developed and emerging markets with more than $100 million of free float capitalization.

The Standard & Poor’s 500® (S&P 500) Index is an unmanaged index measuring large-cap U.S. stock market performance, and includes a representative sample of leading companies in leading industries.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on a fund’s most recent Form N-Q is also available at www.laudus.com.

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Notes

Notes

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.866.452.8387 Investment Professionals
1.800.447.3332 Individual Investors
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR45084-01

Semiannual Report September 30, 2009

COMMAND PERFORMANCETM

Laudus Growth Investors U.S. Large Cap Growth Fund

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
UBS Global Asset Management (Americas) Inc.

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc., UBS Global Asset Management (Americas) Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Report Period*

Laudus Growth Investors U.S. Large Cap Growth Fund (Ticker Symbol: LGILX)	13.76%

Benchmark: Russell 1000® Growth Index	13.97%

Performance Details	pages 4-5

*	For the period from 7/1/09 through 9/30/09.

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Redemption fees charged on shares sold or exchanged 30 days or less after purchasing them may affect share level returns.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please see prospectus for further detail and investor eligibility requirements.

2 Laudus Growth Investors U.S. Large Cap Growth Fund

From the President

Jeffrey Mortimer is President, CEO, and CIO of Laudus Funds and SVP of Charles Schwab Investment Management, Inc. He joined the firm in 1997 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Welcome to the Laudus Growth Investors U.S. Large Cap Growth Fund. On July 13, 2009, the UBS U.S. Large Cap Growth Fund was acquired by the Laudus Growth Investors U.S. Large Cap Growth Fund. In the acquisition, shareholders of the UBS U.S. Large Cap Growth Fund became shareholders of the Laudus Growth Investors U.S. Large Cap Growth Fund. Performance of the Laudus Growth Investors U.S. Large Cap Growth Fund reflects the historical performance of the UBS U.S. Large Cap Growth Fund. Due to the fund’s acquisition during the middle of the Laudus Trust semi-annual reporting cycle, performance for the fund is for a three month period. For previous performance information, see the UBS U.S. Large Cap Growth Fund annual report as of June 30, 2009 (available on www.laudus.com). For more information on events related to the acquisition, please see Financial Note 1 on page 13 in this report.

The Laudus Growth Investors U.S. Large Cap Growth Fund returned 13.76% for the three month period ending September 30, 2009, underperforming the benchmark Russell 1000 Growth Index, which returned 13.97%. The fund is sub-advised by Growth Investors (a division of UBS Global Asset Management (Americas) Inc.), and its management team consists of seasoned professionals with an average of more than 20 years of investment industry experience.

A global leader in asset management under the umbrella of UBS Global Asset Management (Americas) Inc., Growth Investors is a high-quality global growth manager focusing on high-alpha growth strategies, both in the U.S. and internationally. Growth Investors adheres to a disciplined investment process comprising both quantitative analysis and independent fundamental research, followed by distinct portfolio construction techniques to ensure consistent application of the growth style.

In closing, I would remind you that should you have any questions about the funds we are available to answer them at 1-800-447-3332.

Thank you for investing with us.

Sincerely,

Laudus Growth Investors U.S. Large Cap Growth Fund 3

Laudus Growth Investors U.S. Large Cap Growth Fund

The Laudus Growth Investors U.S. Large Cap Growth Fund returned 13.76% for the quarter ending September 30, 2009, underperforming the benchmark Russell 1000 Growth Index, which returned 13.97%. Gains were broad based during the period as equity markets continued to rally off the depressed lows from early in the year, signaling a restored confidence that the worst of the crisis experienced by the world’s financial markets has perhaps finally passed. On a relative basis, underperformance versus the benchmark during the period was primarily due to stock selection within Financials, while the fund’s sector allocation helped performance.

As the equity markets continued to rebound during the quarter, firms within the Information Technology sector have steadily outperformed the market as a whole. While corporate earnings may remain under pressure for some time, firms with recurring revenue streams and secular product growth trends have been in favor compared to their more cyclical peers. The Information Technology sector contains many firms that fit this description, and as a result the fund’s overweight to the sector during the period, coupled with strong stock selection, contributed positively to performance. Within Information Technology, an overweight to Apple, Inc., Salesforce.com, Inc., MasterCard, Inc., Cisco Systems, Inc., and Google, Inc. were some of the main drivers of outperformance during the period.

The stabilization of the financial markets in general has also helped spur the hope that the worst is behind for U.S. consumers. While it is probable that the combined effects of both high unemployment and high debt burdens will adversely impact consumer behavior in the foreseeable future, we have found select opportunities within the Consumer Discretionary sector where we believe earnings growth is misunderstood by the market. As a result, the fund was overweight the Consumer Discretionary sector during the period which was a positive contributor to performance. Stock selection within the sector was strong as well, as companies such as International Game Technology, Priceline.com, Inc. and Time Warner Cable, Inc. experienced strong performance.

While stock selection for the fund was a detractor from performance during the period, it was almost entirely due to positioning within Financials. The Financials sector makes up a relatively small percentage of the fund’s benchmark; however, concerns about regulation of commodity futures contracts resulted in share price declines for two of the fund’s holdings during the early part of the quarter. Specifically, IntercontinenalExchange, Inc. and CME Group, Inc. declined on fears that futures market regulators will limit trading volumes on energy futures contracts.

As of 9/30/09:
 Fund Characteristics

Number of Securities	44
Avg. Market Capitalization

($Wtd. x 1,000,000)	$47,106

Portfolio Turnover[1]	14%

Price to Earnings (P/E)	31.88

Price/Book Ratio (P/B)	3.35

Price to Cash Flow	20.31

Beta	1.07

Return on Equity	17.31%

Five-Year Earnings Growth	26.57%

 Fund Overview

Fund

Initial Investment	$100
Inception Date	10/14/1997
Total Net Assets ($ x 1,000)	$141,483
Ticker Symbol	LGILX
Cusip	51855Q549
NAV	$9.83

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

[1]	Not annualized.

4 Laudus Growth Investors U.S. Large Cap Growth Fund

 Laudus Growth Investors U.S. Large Cap Growth Fund

Performance Summary as of 9/30/09

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

September 30, 1999 – September 30, 2009
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	7/1/09 – 9/30/09	1 Year	5 Years	10 Years

Fund: Laudus Growth Investors U.S. Large Cap Growth Fund (10/14/97)	13.76%	3.50%	5.35%	-0.27%
Benchmark: Russell 1000® Growth Index*	13.97%	-1.85%	1.86%	-2.56%

Fund Expense Ratios2: Net 0.78%; Gross 0.96%

 Sector Weightings % of Investments3

Information Technology	32.5%

Health Care	18.5%

Consumer Discretionary	17.3%

Industrials	7.6%

Energy	7.1%

Financials	5.5%

Consumer Staples	5.2%

Materials	4.8%

Telecommunication Services	1.5%

Total	100.0%

 Top Equity Holdings % of Net Assets3

Apple, Inc.	5.8%

Google, Inc., Class A	5.0%

Allergan, Inc.	4.4%

Visa, Inc., Class A	4.2%

QUALCOMM, Inc.	4.0%

MasterCard, Inc., Class A	3.8%

Amazon.com, Inc.	3.6%

Cisco Systems, Inc.	3.6%

Alcon, Inc.	3.1%

Union Pacific Corp.	2.7%

Total	40.2%

*	Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of a Fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/11. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the financial highlights section of the financial statements.
[3]	Portfolio holdings are subject to change and may not represent current or future holdings.

Laudus Growth Investors U.S. Large Cap Growth Fund 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for period beginning July 1, 2009 and held through September 30, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio	Account Value	(Net of Expenses)	During Period[1]
	(Annualized)	at 7/1/09	at 9/30/09	7/1/09–9/30/09

Laudus Growth Investors U.S. Large Cap Growth Fund
Actual Return	0.78%	$1,000	$1,137.60	$2.10
Hypothetical 5% Return	0.78%	$1,000	$1,010.64	$1.98

[1]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 92 days of the period, and divided by 365 days of the fiscal year.

6 Laudus Growth Investors U.S. Large Cap Growth Fund

Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Statements

Financial Highlights

	7/1/09–		7/1/08–	7/1/07–	7/1/06–	7/1/05–	7/1/04–
	9/30/09*,1		6/30/09	6/30/08	6/30/07	6/30/06	6/30/05

Per-Share Data ($)

Net asset value at beginning of period	8.68		11.45	10.94	9.02	8.38	7.85

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03 [2]	0.01 [2]	0.04 [2]	0.01 [2]	0.02 [2]
Net realized and unrealized gains (losses)	1.18		(2.80)	0.59	1.90	0.64	0.51

Total from investment operations	1.19		(2.77)	0.60	1.94	0.65	0.53
Less distributions:
Distributions from net investment income	(0.04)		—	(0.01)	(0.02)	(0.01)	—
Distributions from net realized gains	—		—	(0.08)	—	—	—

Total Distributions	(0.04)		—	(0.09)	(0.02)	(0.01)	—

Net asset value at end of period	9.83		8.68	11.45	10.94	9.02	8.38

Total return (%)	13.76	[3]	(24.19)	5.52	21.51	7.72	6.75

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.78	[4]	0.80	0.80	0.80	0.80	0.80
Gross operating expenses	1.00	[4]	1.23	1.21	1.25	2.10	3.01
Net investment income (loss)	0.13	[4]	0.41	0.05	0.35	0.09	0.29
Portfolio turnover rate	14	[3]	132	102	112	137	145
Net assets, end of period ($ x 1,000)	141,483		54,344	76,175	62,529	4,797	3,078

* Unaudited.
1 Effective July 13, 2009, all outstanding Class A, B and C shares in the UBS U.S. Large Cap Growth Fund (UBS Growth Fund) were converted to Class Y shares, and the UBS Growth Fund’s assets were acquired by Laudus Growth Investors U.S. Large Cap Growth Fund which commenced operations on that day. The Financial Highlights above present the Y Class shares of the UBS Growth Fund prior to the acquisition date of July 13, 2009 and Laudus Growth Investors U.S. Large Cap Growth Fund subsequent to that date. (Note that the UBS Growth Fund had a fiscal year ending June 30 whereas the Laudus Growth Investors U.S. Large Cap Growth Fund has a fiscal year ending March 31).
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.

See financial notes 7

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings as of September 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s next Form N-Q will be also available by visiting the Fund’s website at www.laudus.com.

			Cost	Value
Holdings by Category			($)	($)

100.2%		Common Stock	123,802,268	141,723,245
0.3%		Other Investment Company	427,003	427,003

100.5%		Total Investments	124,229,271	142,150,248
(0	.5)%	Other Assets and Liabilities, Net		(667,731)

100.0%		Net Assets		141,482,517

	Number	Value
Security	of Shares	($)

Common Stock 100.2% of net assets

Capital Goods 3.9%
General Dynamics Corp.	24,300	1,569,780
Parker Hannifin Corp.	34,100	1,767,744
United Technologies Corp.	36,700	2,236,131

		5,573,655

Consumer Services 7.0%
DeVry, Inc.	45,200	2,500,464
International Game Technology	180,400	3,874,992
McDonald’s Corp.	63,000	3,595,410

		9,970,866

Diversified Financials 5.5%
BlackRock, Inc.	12,100	2,623,522
CME Group, Inc.	11,800	3,636,642
IntercontinentalExchange, Inc. *	15,100	1,467,569

		7,727,733

Energy 7.1%
Schlumberger Ltd.	18,100	1,078,760
Southwestern Energy Co. *	80,600	3,440,008
Weatherford International Ltd. *	86,800	1,799,364
XTO Energy, Inc.	90,075	3,721,899

		10,040,031

Food & Staples Retailing 1.4%
Wal-Mart Stores, Inc.	39,200	1,924,328

Food, Beverage & Tobacco 1.9%
Kellogg Co.	55,600	2,737,188

Health Care Equipment & Services 13.6%
Alcon, Inc.	31,500	4,368,105
Baxter International, Inc.	30,800	1,755,908
Covidien plc	84,800	3,668,448
Express Scripts, Inc. *	44,000	3,413,520
Laboratory Corp. of America Holdings *	26,500	1,741,050
Medco Health Solutions, Inc. *	28,400	1,570,804
Zimmer Holdings, Inc. *	52,100	2,784,745

		19,302,580

Household & Personal Products 1.9%
Colgate-Palmolive Co.	35,000	2,669,800

Materials 4.8%
Monsanto Co.	38,500	2,979,900
Praxair, Inc.	46,800	3,823,092

		6,802,992

Media 2.1%
Time Warner Cable, Inc.	67,400	2,904,266

Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Allergan, Inc.	109,700	6,226,572
Talecris Biotherapeutics Holdings Corp. *	38,400	729,600

		6,956,172

Retailing 8.3%
Amazon.com, Inc. *	54,300	5,069,448
Priceline.com, Inc. *	13,300	2,205,406
The Home Depot, Inc.	46,200	1,230,768
The Sherwin-Williams Co.	52,900	3,182,464

		11,688,086

Software & Services 18.2%
Adobe Systems, Inc. *	79,500	2,626,680
Google, Inc., Class A *	14,200	7,041,070
MasterCard, Inc., Class A	26,600	5,377,190
Oracle Corp.	118,100	2,461,204
Salesforce.com, Inc. *	38,900	2,214,577
Visa, Inc., Class A	86,700	5,991,837

		25,712,558

Technology Hardware & Equipment 14.4%
Apple, Inc. *	44,100	8,174,817
Cisco Systems, Inc. *	213,700	5,030,498
QUALCOMM, Inc.	124,300	5,591,014
Research In Motion Ltd. *	22,600	1,526,630

		20,322,959

Telecommunication Services 1.5%
American Tower Corp., Class A *	58,700	2,136,680

8 See financial notes

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 3.7%
Burlington Northern Santa Fe Corp.	17,200	1,373,076
Union Pacific Corp.	66,500	3,880,275

		5,253,351

Total Common Stock (Cost $123,802,268)		141,723,245

Other Investment Company 0.3% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	427,003	427,003

Total Other Investment Company (Cost $427,003)		427,003

End of Investments.

At 09/30/09, the tax basis cost of the fund’s investments was $127,285,344 and the unrealized appreciation and depreciation were $15,787,286 and ($922,382), respectively, with a net unrealized appreciation of $14,864,904.

*	Non-income producing security.

See financial notes 9

 Laudus Growth Investors U.S. Large Cap Growth Fund

Statement of
Assets and Liabilities
As of September 30, 2009; unaudited.

Assets
Investments, at value (cost $124,229,271)		$142,150,248
Receivables:
Fund shares sold		402,746
Dividends		61,603
Interest		157
Prepaid expenses	+	68,903

Total assets		142,683,657

Liabilities
Payables:
Investments bought		729,600
Fund shares redeemed		263,044
Investment adviser fees		75,062
Shareholder services fees		13,201
Accrued expenses	+	120,233

Total liabilities		1,201,140

Net Assets
Total assets		142,683,657
Total liabilities	—	1,201,140

Net assets		$141,482,517
Net Assets by Source
Capital received from investors		147,889,692
Net investment income not yet distributed		27,459
Net realized capital losses		(24,355,611)
Net unrealized capital gains		17,920,977

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$141,482,517		14,395,005		$9.83

10 See financial notes

 Laudus Growth Investors U.S. Large Cap Growth Fund

Statement of
Operations
For July 1, 2009 through September 30, 2009; unaudited.

Investment Income
Dividends (net of foreign withholding taxes of $7,799)		$278,667
Interest	+	540

Total investment income		279,207

Expenses
Investment adviser fees		222,256
Sub-Accounting and sub-transfer agent fees		31,448
Registration fees		26,911
Transfer agent fees		13,653
Professional fees		6,923
Shareholder reports		6,662
Accounting and administration fees		6,505
Custodian fees		4,337
Trustees’ fees		2,088
Other expenses	+	6,588

Total expenses		327,371
Expense reduction by adviser	—	75,732

Net expenses		251,639

Realized and Unrealized Gains and Losses
Net realized gains on investments		257,243
Net unrealized gains on investments		16,500,907

Increase (Decrease) in Net Assets from Operations
Total investment income		279,207
Net expenses	—	251,639

Net investment income		27,568
Net realized gains		257,243
Net unrealized gains	+	16,500,907

Increase in net assets from operations		$16,785,718

See financial notes 11

 Laudus Growth Investors U.S. Large Cap Growth Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

		7/1/09-9/30/09	7/1/08-6/30/09
Net investment income		$27,568	$278,856
Net realized gains (losses)		257,243	(24,070,731)
Net unrealized gains (losses)	+	16,500,907	(4,813,074)

Increase (Decrease) in net assets from operations		16,785,718	(28,604,949)

Distributions to Shareholders
Distributions from net investment income		$279,215	$—

Transactions in Fund Shares

		7/1/09-9/30/09		7/1/08-6/30/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,426,158	$48,727,928	6,638,735	$60,218,860
Shares redeemed	+	(858,373)	(7,927,090)	(5,116,980)	(41,873,910)

Net transactions in fund shares		4,567,785	$40,800,838	1,521,755	$18,344,950

Shares Outstanding and Net Assets

		7/1/09-9/30/09		7/1/08-6/30/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,827,220	$84,175,176	8,305,465	$94,435,175
Total increase or decrease	+	4,567,785	57,307,341	1,521,755	(10,259,999)

End of period		14,395,005	$141,482,517	9,827,220	$84,175,176

Net investment income not yet distributed			$27,459		$279,106

12 See financial notes

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited

1. Business Structure of the Fund:

Laudus Growth Investors U.S. Large Cap Growth Fund is a series of the Laudus Trust, (the “Trust”), an open-end management investment company. The Trust was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the Funds in the Trust including the Fund discussed in this report, which is highlighted:

Laudus Growth Investors U.S. Large Cap Growth Fund
Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Value Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Fund
Laudus Rosenberg Long/Short Equity Fund
Laudus Rosenberg International Equity Fund	Laudus Rosenberg International Discovery Fund
Laudus Rosenberg International Small Capitalization Fund
Laudus Mondrian International Equity Fund
Laudus Mondrian Global Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund

Effective July 13, 2009, pursuant to an Agreement and Plan of Reorganization approved by shareholders of the UBS U.S. Large Cap Growth Fund (UBS Growth Fund), the assets and liabilities of the UBS Growth Fund were acquired by the Laudus Growth Investors U.S. Large Cap Growth Fund (Laudus Growth Investors Fund). The Laudus Growth Investors Fund commenced its operations on July 13, 2009.

Shareholders of the UBS Growth Fund then received shares of the Laudus Growth Investors Fund equal in value to their investment in the UBS Growth Fund. Shareholders of the UBS Growth Fund became shareholders of the Laudus Growth Investor Fund.

The Laudus Growth Investors Fund offers one share of class. Prior to the reorganization, the UBS Growth Fund offered four share classes: Class A, Class B, Class C and Class Y. As of July 13, 2009, all outstanding Class A, B and C shares converted into Class Y shares. Immediately after and as a result of the conversion, each shareholder of Class A, B and C became an owner of Class Y shares.

The Fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the Fund may also keep certain assets in segregated accounts, as required by securities law.

The report period in this book is from July 1, 2009 to September 30, 2009, unless otherwise stated.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the Fund used in the preparation of its financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation

The Fund values the securities in its portfolio every business day. The Fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the Fund calculates net asset value: valued at fair value, as determined in good faith by the Fund’s investment adviser using guidelines adopted by the Fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that may occur between the close of foreign exchange and the time at which Fund’s shares are priced. The Board of Trustees regularly reviews fair value determinations made by the Fund pursuant to the procedures.

•	Short-term debt securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

 13

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Underlying Funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

The Fund’s Fair Value Measurements and Disclosures define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles and expand disclosures about fair value measurements.

In addition, the Fund adopted the disclosures for determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. These disclosures provide additional guidance for estimating fair value in accordance with the fair value measurements when the volume and level of activity for the asset or liability have significantly decreased.

Various inputs are used in determining the value of the Fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The Fund do not adjust the quoted price for such investments, even in situations where the Fund hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Fund use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Laudus Growth Investors U.S. Large Cap Growth Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$141,723,245	$—	$—	$141,723,245
Other Investment Company(a)	427,003	—	—	427,003

Total	$142,150,248	$—	$—	$142,150,248

*	The fund had no Other Financial Instruments.
(a)	as categorized in Portfolio Holdings

14

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuation in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the Fund may record certain foreign security dividends on the day they learn of the ex-dividend date.

(d) Expenses:

Expenses that are specific to the Fund or a class within the trust are charged directly to the Fund or class. Expenses that are common to all Funds within the trust generally are allocated among the Funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The Fund makes distributions from net investment income and net realized capital gains once a year, if any.

(f) Custody Credit:

The Fund has an arrangement with its custodian bank, State Street Corp., under which the Fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the Fund’s operating expenses.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(h) Federal Income Taxes:

The Fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the Fund distributes substantially all of their net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the Fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

(j) Codification and Hierarchy of Generally Accepted Accounting Principles:

As of September 30, 2009, the Funds adopted the Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of the Hierarchy of Generally Accepted Accounting Principles and establishes the “Accounting

 15

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Standards Codification” (“Codification”) as the source of authoritative accounting principles to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles in the United States. All guidance contained in the Codification carries an equal level of authority. The Codification and the Hierarchy of Generally Accepted Accounting Principles is effective for financial statements issued for interim and annual periods ending after September 15, 2009. On the effective date, the Codification should supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification become nonauthoritative. The adoption of the Codification does not have a significant impact on the Fund’s financial statements.

3. Risk factors:

Investing in the Fund may involve certain risks, as described in the Fund’s prospectus, including, but not limited to, those described below:

An investment in the Fund involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting a Fund’s portfolio. These types of risks may be greater with respect to investments in securities of foreign issuers. Investment in shares of the Fund is, like an investment in common stocks, more volatile and risky than some other forms of investment.

Stocks of large-size companies tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments — bonds or stocks of mid- or small-size companies, for instance — the fund’s performance also will lag those investments.

Growth stocks can be volatile for several reasons. Since growth companies usually invest a high portion of their earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuers’ future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

4. Affiliates and Affiliated Transactions:

The Trust’s Board of Trustees oversees the general conduct of the Trust and the Fund.

Charles Schwab Investment Management, Inc. (“CSIM” or the “Investment Adviser”) is the investment adviser of the Fund and manages the Fund’s business, subject to the supervision of the Board of Trustees. UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the Fund’s sub-adviser, provides day-to-day portfolio management services to the Fund, subject to the supervision of CSIM.

For its advisory services to the Fund, CSIM is entitled to receive an annual fee, payable monthly, based on the Fund’s average daily net assets described as follows.

Laudus Growth Investors
U.S. Large Cap
Average daily net assets	Growth Fund

First $500 million	0.70%
$500 million to $1 billion	0.65%
$1 billion to $1.5 billion	0.60%
$1.5 billion to $2 billion	0.575%
Over $2 billion	0.55%

CSIM (not the Funds) pays a portion of the management fees it receives to UBS Global AM in return for its services.

CSIM has contractually agreed, until at least July 30, 2011, to waive a portion of its management fee and bear certain expenses of the Fund. As such, CSIM further agrees to reimburse the Fund to limit the annual expenses to 0.78% of the Fund’s average daily net assets value, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and

16

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

interest on securities sold short, service fees, interest (overdraft charges), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the Fund’s net expenses to exceed the current limit (as stated in CSIM’s contractual undertaking) during the respective year. As of September 30, 2009, the balance of recoupable expenses is $75,732 expiring March 31, 2012.

The Fund may, from time to time, execute portfolio trades with affiliated brokers/dealers. For the period ended September 30, 2009, the Fund paid no brokerage fees on the execution of portfolio trades with affiliated brokers/dealers.

5. Transfer Agent and Shareholders Services:

Boston Financial Data Services, Inc. (BFDS) provides the transfer agent services to the Fund, and receives transfer agent fees from the Fund as shown in the Statement of Operations.

The Trustees have authorized the Fund to pay up to 0.10% of its average daily net assets attributable to its fund shares for sub-transfer agent and sub-accounting services in connection with such shares.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of other fund families affiliated to the investment adviser. Federal securities law limits the percentage of the “interested persons” who may serve on a trust’s board, and the Laudus Funds are in compliance with these limitations. The Fund did not pay any of the interested persons for their services as trustees, but did pay non-interested persons (Independent Trustees), as noted in the Fund’s Statement of Operations.

Until September 2006, a Retirement Plan existed for the Independent Trustees. After the termination of the Retirement Plan, the previously accrued and unpaid benefits continue to be adjusted by performance of the Funds in the Trust. As a result, the amount of the Retirement Payable to any Independent Trustee may increase or decrease based on the performance of the Fund.

7. Borrowing from Banks:

The Fund has access to custodian overdraft facilities and to an uncommitted line of credit up to a maximum of $100,000,000, as established by State Street Corporation. Interest is calculated based on the market rates at the time of borrowing.

There were no borrowings from the line of credit by the Fund during the period. However, the Fund could utilize its overdraft facility and incurred interest expense, which, if any, is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales of Investment Securities:

For the period ended September 30, 2009, purchases and sales of securities (excluding short-term securities) were as follows:

Purchases	Sales

$58,284,785	$17,405,868

9. Redemption Fee:

The Fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. Prior to July 13, 2009, the redemption fee was 1% for shares sold or exchanged within 90 days of their purchase date, subject to limited exceptions. The redemption fees charged during the current and prior report period are:

Current Period	Prior Period
(7/1/09-9/30/09)	(7/1/08-6/30/09)

$19	$21,887

 17

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

11. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of June 30, 2009, the Fund had capital loss carry forward available to offset net capital gains before the expiration dates:

Expiration Date

March 31, 2017	$7,406,926

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2009, the Fund had deferred realized net capital loss of $14,513,000 and did not utilize any capital loss to offset capital gains.

As of June 30, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2009, the Fund did not incur any interest or penalties.

11. Subsequent Events:

As of November 13, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

18

Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

At a meeting held on December 1, 2008, the Board of Trustees (the “Board” or the “Trustees”, as appropriate) considered whether to approve the investment advisory agreement between Laudus Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the sub-advisory agreement between CSIM and UBS Global Asset (Americas) Inc. (“UBS”) (such investment advisory and sub-advisory agreement, collectively, the “Agreements”), in each case, with respect to Laudus Growth Investors U.S. Large Cap Growth Fund (the “Fund”). In preparation for the meeting, the Board reviewed a wide variety of materials provided by CSIM and UBS with respect to the services to be provided to the Fund under the Agreements, including information about their affiliates, personnel and operations. In recognition of the fact that the Fund had not yet commenced operations, the Board also considered information provided by CSIM in connection with the Board meeting held on September 15, 2008, at which meeting the Board considered the approval or renewal of the investment advisory agreements with respect to the other funds in the Trust. The Board also took into account the detailed information about the other funds in the Trust that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees received advice from independent counsel to the Independent Trustees. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM and UBS, as appropriate.

At the meeting held on December 1, 2008, the Board, including a majority of the Independent Trustees, approved the Agreements with respect to the Fund for an initial two year term. The Board’s approval of the Agreements with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at that meeting or at prior meetings, including:

1.	the nature, extent and quality of the services to be provided to the Fund under the Agreements, including the resources of CSIM and its affiliates and UBS, to be dedicated to the Fund;

2.	UBS’s investment performance in managing the UBS U.S. Large Cap Growth Fund, a fund with substantially similar investment objectives and strategies to that of the Fund;

3.	the Fund’s estimated expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to other funds, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of UBS; and

5.	the extent to which economies of scale may be realized as the Fund grows, and whether fee levels in the Agreements relating to the Fund reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Fund and the resources CSIM and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure.

The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services to be provided by UBS to the Fund and the resources it will dedicate to the Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by CSIM and UBS to the Fund and the resources of CSIM and its affiliates and the resources of UBS to be dedicated to the Fund supported approval of the Agreements with respect to the Fund.

Fund Performance. With regard to Fund performance, since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds and/or accounts having comparable investment objectives and strategies in determining whether to approve the Agreements. For example, the Board

 19

considered UBS’s performance in managing the UBS U.S. Large Cap Growth Fund, of which the new Fund would be the performance successor. The Trustees also considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark that would be used to compare the performance of the Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of CSIM and UBS supported approval of the Agreements with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements, the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Fund’s expected peer group. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and UBS to other mutual funds and to other types of accounts, such as separate accounts and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are expected to be reasonable and supported approval of the Agreements with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation expected to be flowing to CSIM and its affiliates, directly or indirectly and the compensation expected to be flowing to UBS, directly or indirectly. In this connection, the Trustees considered information that was previously provided by CSIM with respect to other funds it manages regarding profitability and how this information might reasonably be expected to be predictive of profitability to CSIM under the Agreements with respect to the Fund. The Trustees also considered any other benefits that may be derived by CSIM or UBS from their relationships with the Fund, such as whether, by virtue of their management of the Fund, CSIM or UBS will obtain investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and UBS, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services to be rendered to the Fund by CSIM and UBS, and their respective affiliates. With respect to the profitability of UBS, the Board also considered that UBS will be compensated by CSIM, and not by the Fund directly, and such compensation reflects arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM and UBS, albeit uncertain, is reasonable and supported approval of the Agreements with respect to the Fund.

Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed to an expense cap for the Fund. The Trustees also considered the proposed investment advisory and sub-advisory fee schedules that include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreements with respect to the Fund and concluded that the compensation under the Agreements with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

20

Trustees and Officers

The tables below provide information about the trustees and officers for the Laudus Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, and Laudus Institutional Trust. As of September 30, 2009, the Fund Complex included 81 funds.

At a meeting of the Board held on September 28-29, 2006, the Trustees voted to adopt a retirement policy for all independent trustees that requires an independent trustee to retire no later than December 31st of the year in which he or she reaches age seventy-two. At a meeting of the Board held on September 17, 2009, the Trustees voted to amend the retirement policy for all independent trustees to require that an independent trustee retire no later than December 31st of the year during which he or she reaches seventy-two years of age, or his or her twentieth year of service as independent trustee of the Laudus Funds, whichever comes first. In addition, the Laudus Funds retirement policy requires any independent trustee of the Funds who also serves as an independent trustee of the Schwab Funds to retire from the Board of the Laudus Funds upon their required retirement date from either the Boards of the Schwab Funds or the Laudus Funds, whichever comes first.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-866-452-8387.

 Independent Trustees

Name, Address[1]		Number of
and Year of Birth;		Portfolios in
(Term of Office, and	Principal Occupation(s)	Fund Complex
Length of Time Served2)	During the Past Five Years	Overseen	Other Directorships Held by Trustee

Mariann Byerwalter[3] 1960 (1/04-present)	Chairman of JDN Corporate Advisory LLC.	81	Board 1—Director, Redwood Trust, Inc. (mortgage finance).

William A. Hasler[3] 1941 (1/04-present)	Retired. Dean Emeritus of the Haas School of Business at the University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	81	Board 1—Director, Mission West Properties (commercial real estate).
Board 2—Director, TOUSA (home building).
Board 3—Director, Harris-Stratex Networks (a network equipment corporation).
Board 4—Director, Globalstar, Inc. (telecommunications) .
			Board 5—Director, Ditech Networks (voice communication technology).

Nils H. Hakansson[3] 1937 (3/90-present)	Sylvan C. Coleman Professor of Finance and Accounting, Emeritus, Haas School of Business, University of California, Berkeley (since 2003). Mr. Hakansson was also a Professor of Finance and Accounting, Haas School of Business, University of California, Berkeley (July 1969 to January 2003).	15	None

 21

 Interested Trustees

Name, Address[1]		Number of
and Year of Birth;		Portfolios in Fund
(Term of Office,and	Principal Occupation(s)	Complex Overseen
Length of Time Served2)	During the Past Five Years	by the Trustee	Other Directorships Held by Trustee

Randall W. Merk 1954 Trustee (6/06-present)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co. Inc.; Executive Vice President, Charles Schwab & Co. Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. and Schwab Funds (2007-present); President and Chief Executive Officer, Schwab ETFs; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.	15	None

 Officers

Name, Address[4]
and Year of Birth;
(Term of Office[5], and
Length of Time Served)	Position with the Trust	Principal Occupation During Past Five Years

Jeffrey Mortimer 1963 (3/08-present, President and CEO) (6/04-present, CIO)	President, Chief Executive Officer, and Chief Investment Officer	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc., Schwab Funds and Schwab ETFs. Prior to May 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

George Pereira 1964 (6/06-present)	Treasurer and Chief Financial Officer	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Treasurer and Principal Financial Officer, Schwab Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds, PLC and Charles Schwab Asset Management (Ireland) Ltd. Through June 2007, Chief Financial Officer, Mutual Fund Division, UST Advisers, Inc., and Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Trust Inc.; From 12/99 to 11/04: Senior Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Catherine MacGregor 1964 (12/05-present)	Chief Legal Officer, Vice President and Clerk	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.; Vice President, Schwab Funds and Schwab ETFs; until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Daniel Kern 1961 (3/05-present)	Vice President	Vice President, Investment Management Services. Until September 2005, Assistant Treasurer, Laudus Trust and Laudus Variable Insurance Trust. Until December 2004, Vice President, Internal Audit, Charles Schwab Corporation.

22

 Officers (continued)

Name, Address[4]
and Year of Birth;
(Term of Office[5], and
Length of Time Served)	Position with the Trust	Principal Occupation During Past Five Years

Michael Haydel 1972 (6/05-present)	Vice President	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	The mailing address of each of the Trustees is c/o Laudus Trust, 211 Main Street, San Francisco, CA 94105.
[2]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed.
[3]	Member of the Audit Committee.
[4]	The mailing address of each of the Officers is c/o Laudus Trust, 211 Main Street, San Francisco, CA 94105.
[5]	There is no stated term of office for the officers of the Trust.

 23

Glossary

Alpha is a measure of a fund’s risk adjusted return. Alpha can be used to directly measure the value added or subtracted by a fund’s manager. It is calculated by measuring the difference between a fund’s actual returns and its expected performance given its level of market risk as measured by beta.

Beta is a measure of the volatility of a stock relative to the overall market. A beta of less than one indicates lower historical risk than the market; a beta of more than one indicates higher historical risk than the market.

GDP, or Gross Domestic Product, is the market value of the goods and services produced by labor and property in the United States.

Modified Duration expresses the measurable change in the value of a security in response to a change in interest rates. The formula calculates the effect that a 1% change in interest rates will have on the price of a bond.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Price to cash flow ratio is the price of a stock divided by its reported cash flow per share.

Relative strength is the rate that a stock falls relative to other stocks in a falling market or rises relative to other stocks in a rising market.

Return on equity represents the amount earned on a company’s common stock investment for a given period, calculated by dividing common stock equity into net income for the period after preferred stock dividends but before common stock dividends.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on a fund’s most recent Form N-Q is also available at www.laudus.com.

24

Notes

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.866.452.8387 Investment Professionals
1.800.447.3332 Individual Investors
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR51736-00

Item 2: Code of Ethics.
     Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
     Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
     Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
     Not applicable.
Item 6: Schedule of Investments.
     The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
     Not applicable.

Item 11:	Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jeffrey Mortimer and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Laudus Trust

By:	/s/	Jeffrey Mortimer

Jeffrey Mortimer
President and Chief Executive Officer

Date:		November 12, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Jeffrey Mortimer

Jeffrey Mortimer
President and Chief Executive Officer

Date:		November 12, 2009

By:	/s/	George Pereira

George Pereira
Principal Financial Officer

Date:		November 12, 2009